UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03091

Name of Fund: FAM Series Fund, Inc.
                Mercury Low Duration Portfolio
                Mercury Global SmallCap Portfolio
                Mercury Equity Dividend Portfolio
                Mercury Mid Cap Value Opportunities Portfolio
                Mercury Small Cap Index Portfolio
                Mercury International Index Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, FAM Series Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 06/30/06

Item 1 - Report to Stockholders

FAM Series Fund, Inc.

                                                                            Page
                                                                            ----
Mercury Equity Dividend Portfolio ......................................       2
Mercury Global SmallCap Portfolio ......................................      22
Mercury International Index Portfolio ..................................      44
Mercury Low Duration Portfolio .........................................      63
Mercury Mid Cap Value Opportunities Portfolio ..........................      85
Mercury Small Cap Index Portfolio ......................................     103

Semi-Annual Report
June 30, 2006

FAM Series Fund, Inc.
Announcement to Shareholders

On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("Merrill Lynch") entered into an agreement to contribute Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company ("New BlackRock") that will be one of the world's largest asset management firms with over $1 trillion in assets under management (based on combined assets under management as of June 30, 2006) (the "Transaction"). The Transaction is expected to close at the end of the third quarter of 2006, at which time the new company will operate under the BlackRock name. The Fund's Board of Directors has approved a new investment advisory agreement with BlackRock Advisors, Inc. or its successor on substantially the same terms and for the same advisory fee as the current investment advisory agreement with the Investment Adviser. If the new agreement is approved by the Fund's shareholders, BlackRock Advisors, Inc. or its successor is expected to become the investment adviser of the Fund upon the closing of the Transaction.

FAM Series Fund, Inc.
A Letter From the President

Dear Shareholder

By now, you have probably heard of the important changes unfolding at Merrill Lynch Investment Managers ("MLIM"). We have been communicating with shareholders, via letters like this and in a detailed proxy mailing, about MLIM's impending union with another highly regarded investment manager -- BlackRock, Inc. ("BlackRock"). This transaction marks the next chapter in MLIM's growth story and, we believe, will be a benefit to our investors.

      MLIM, a division of Merrill Lynch with over $583 billion in assets under management, is a leading investment manager offering more than 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios. BlackRock, with $464.1 billion in assets under management, is one of the largest publicly traded investment management firms in the United States managing assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products. At the completion of the transaction, which is expected by the end of third quarter 2006, the resultant firm will be a top-10 investment manager worldwide with over $1 trillion in assets under management.*

      The combined company, to be known as BlackRock, will provide a wide selection of high-quality investment solutions across a range of asset classes and investment styles. The organization will have over 4,500 employees in 18 countries and a major presence in key markets worldwide. MLIM and BlackRock possess complementary capabilities that together create a well-rounded organization uniting some of the finest money managers in the industry. The firms share similar values and beliefs -- each strives for excellence in all areas, and both make investment performance their single most important mission. As such, our combination only reinforces our commitment to shareholders.

      Most of MLIM's investment products -- including mutual funds, separately managed accounts, annuities and variable insurance funds -- eventually will carry the "BlackRock" name. This will be reflected in newspaper and online information sources beginning in October. Your account statements will reflect the BlackRock name beginning with the October month-end reporting period. Unless otherwise communicated via a proxy statement, your funds will maintain the same investment objectives that they do today. Importantly, the MLIM/BlackRock union will not affect your brokerage account or your relationship with your financial advisor. If you are a client of Merrill Lynch, you will remain a client of Merrill Lynch.

      As always, we thank you for entrusting us with your investment assets. We look forward to continuing to serve your investment needs with even greater strength and scale as the new BlackRock.

Sincerely,


/s/ Robert C. Doll, Jr.

Robert C. Doll, Jr.
President and Chief Investment Officer
Merrill Lynch Investment Managers

*     $1.047 trillion in assets under management as of June 30, 2006.

      Data, including assets under management, are as of June 30, 2006.

FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
A Discussion With Your Portfolio Manager

How did the Portfolio perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2006, Mercury Equity Dividend Portfolio's Class I Shares posted a total return of +9.34%. For the same period, the benchmark Standard & Poor's 500 (S&P 500) Index returned +2.71% and the Lipper Equity Income Funds (Variable Products) category had an average return of +4.39%. (Funds in this Lipper category seek relatively high current income and growth of income by investing 60% or more of their assets in dividend-paying equity securities.)

      Rising short-term interest rates and higher energy prices continued to cause volatility in the U.S. equity market in the first half of 2006. Crude oil prices increased nearly 22% over the past six months to more than $70 per barrel, exacerbating concerns over inflation. The Federal Reserve Board (the
Fed), under new Chairman Ben Bernanke, sought to affirm its credibility as an inflation fighter and continued its campaign of measured interest rate hikes. In all, the Fed raised the target federal funds rate from 4.25% to 5.25% in four increments of 25 basis points (.25%) during the period. The stock market volatility that ensued resulted in strong performance in the first quarter of the year. The S&P 500 Index's 4.21% quarterly advance was the highest since the fourth quarter of 2004 (+9.23%) and the best first quarter since 1999 (+4.98%). Volatility in the second quarter took on a more negative spin as global equity markets entered a correction phase in mid-May. In the second quarter of 2006, the S&P 500 returned -1.44%. For the six-month period overall, large-cap value stocks outperformed shares of large-cap growth companies, as the S&P 500 Citigroup Value Index rose 6.52% while the S&P 500 Citigroup Growth Index declined .94%.

      Amid these conditions, the Portfolio significantly outperformed the broad-market S&P 500 Index and its comparable Lipper category average. Effective stock selection in the energy, materials and utility sectors enhanced Portfolio returns during the period. Within the energy sector, performance benefited from our holdings in two U.S. coal miners, Consol Energy Inc. and Peabody Energy Corp., and Canada's Cameco Corp., a uranium mining company.

      In the materials sector, performance benefited as the share price of our holding in Falconbridge Ltd., a Canadian copper mining and processing company, rose amid a takeover battle between Inco Ltd., a Canadian industrial metals and minerals company, and Xstrata Plc, a Swiss coal mining and processing company. Our holdings in two Australian companies, Bluescope Steel Ltd., a steel producer, and BHP Billiton (metals and mining), also had a positive effect on Portfolio performance. In the utility sector, TXU Corp. posted a strong return in the second quarter following the announcement of its expansion plans for coal-fired electricity generation.

      The Portfolio's underweight versus the benchmark in financials also helped relative returns, as inflationary fears continued to extend the Fed's monetary tightening cycle. Notably, we are likely to reduce the underweight position in financials going forward.

What changes were made to the Portfolio during the period?

During the first six months of 2006, we increased the Portfolio's weighting in integrated oil companies, adding to our existing positions in Chevron Corp. and Marathon Oil Corp. We also initiated a holding in Occidental Petroleum Corp. following the reduction of our position in EnCana Corp., which is leveraged to natural gas. We currently prefer oil-leveraged integrated companies in the energy sector, as we believe natural gas producers may face some difficulties given the high levels of natural gas that accumulated in storage amid last winter's record warm temperatures.

      We also added to the Portfolio's holdings in telecommunication services by establishing new positions in AT&T Inc., Bellsouth Corp., Telus Corp. and Verizon Communications Inc., although we reduced the exposure to Sprint given its less attractive yield. The telecommunications sector has seen more stability in business trends, leading to the potential for positive earnings revisions. In our view, valuations for the sector did not reflect these positive trends.

      In addition, we increased the Portfolio's allocation to financials by adding to several of our existing holdings, including Bank of America Corp., Wachovia Corp. and Wells Fargo & Co. The Portfolio had been underweight the financial sector during the period of rising interest rates. However, we believe that softening in the housing sector may lead the Fed closer to the end of its cycle of increasing short-term interest rates, and this should benefit companies in the financial sector.

      Finally, we increased the Portfolio's exposure to economically sensitive stocks with the purchases of two diversified chemicals companies, Air Products and Chemicals Inc. and E. I. du Pont de Nemours & Co., and diversified technology firm 3M Co. Other new investments included Tim Horton's Inc., a Canadian coffee chain, and Pfizer, Inc., an international drug manufacturer.

How would you characterize the Portfolio's position at the close of the period?

The Portfolio remains leveraged to sectors benefiting from the ongoing global economic expansion, particularly in countries that are selling commodities to fuel China's industrialization. We also maintain exposure to companies that manufacture the industrial equipment needed to alleviate the shortfalls in materials (such as iron ore and copper) in China that arose from a lack of investment in mining these materials during the 1990s. The Portfolio is currently underweight in the financial sector, given that continued economic strength appears to be delaying the expected end of the Fed's interest rate tightening cycle. In addition, the Portfolio has relatively low exposure to consumer discretionary stocks based on our belief that rising healthcare and energy costs will cut into consumers' purchasing power.

Robert M. Shearer
Vice President and Portfolio Manager

July 27, 2006

FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Average Annual Total Return--Class I Shares*
--------------------------------------------------------------------------------
Period Covered                                                           Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                   +18.62%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                     +15.93
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Average Annual Total Return--Class II Shares*
--------------------------------------------------------------------------------
Period Covered                                                           Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                   +18.73%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                     +15.93
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Average Annual Total Return--Class III Shares*
--------------------------------------------------------------------------------
Period Covered                                                           Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                   +18.73%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                     +15.93
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Recent Performance Results
--------------------------------------------------------------------------------
                                    6-Month         12-Month        Standardized
 As of June 30, 2006             Total Return     Total Return      30-Day Yield
--------------------------------------------------------------------------------
Class I Shares*                      +9.34%          +18.62%            1.73%
--------------------------------------------------------------------------------
Class II Shares*                     +9.34           +18.73               --
--------------------------------------------------------------------------------
Class III Shares*                    +9.34           +18.73               --
--------------------------------------------------------------------------------
S&P 500(R) Index**                   +2.71           + 8.63               --
--------------------------------------------------------------------------------

* Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. Returns do not show the effects of distribution fees (12b-1 fees) applicable to Class II and Class III Shares because these fees have not yet been charged. If such fees were included, returns shown would have been lower.
** This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

      Past results shown should not be considered a representation of future performance.

      S&P 500 is a registered trademark of the McGraw-Hill Companies.

FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Disclosure of Expenses

Shareholders of this Portfolio may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2006 and held through June 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

      The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

      The second table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

      The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                           Expenses Paid
                                                      Beginning            Ending       During the Period*
                                                    Account Value       Account Value   January 1, 2006 to
                                                   January 1, 2006      June 30, 2006     June 30, 2006
==========================================================================================================
Actual
==========================================================================================================
Class I                                                 $1,000            $1,093.40            $4.91
----------------------------------------------------------------------------------------------------------
Class II                                                $1,000            $1,093.40            $4.91
----------------------------------------------------------------------------------------------------------
Class III                                               $1,000            $1,093.40            $4.91
==========================================================================================================
Hypothetical (5% annual return before expenses)**
==========================================================================================================
Class I                                                 $1,000            $1,020.21            $4.73
----------------------------------------------------------------------------------------------------------
Class II                                                $1,000            $1,020.21            $4.73
----------------------------------------------------------------------------------------------------------
Class III                                               $1,000            $1,020.21            $4.73
----------------------------------------------------------------------------------------------------------

* For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (.94% for Class I, .94% for Class II and .94% for Class III), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Currently, Class II and Class III have money only from an affiliated entity and are not accruing their distribution fees (12b-1 fees). If, during the period, the distribution fees were accrued, the actual expense ratios would have been approximately 1.09% and 1.19%, the actual expenses paid would have been approximately $5.69 and $6.21, and the hypothetical expenses paid would have been approximately $5.49 and $5.99 for Class II and Class III, respectively.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Portfolio Information as of June 30, 2006

                                                                      Percent of
Sector Representation                                          Total Investments
--------------------------------------------------------------------------------
Energy ............................................................        21.3%
Financials ........................................................        17.1
Materials .........................................................        15.1
Industrials .......................................................        12.0
Utilities .........................................................        10.2
Consumer Staples ..................................................         5.6
Telecommunication Services ........................................         5.2
Consumer Discretionary ............................................         4.6
Health Care .......................................................         2.3
Information Technology ............................................         1.3
Other* ............................................................         5.3
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

      For Portfolio compliance purposes, the Portfolio's sector classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                  Shares
Europe                   Industry                                   Held                 Common Stocks                       Value
------------------------------------------------------------------------------------------------------------------------------------
France--1.8%             Chemicals--0.0%                              25    Arkema (a)(c) .............................   $      975
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels--1.8%         1,000    Total SA (a) ..............................       65,520
                         -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in France .............       66,495
------------------------------------------------------------------------------------------------------------------------------------
Sweden--1.3%             Household Durables--1.3%                  1,900    Electrolux AB Series B ....................       27,431
                                                                   1,900    Husqvarna AB (c) ..........................       22,881
                         -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Sweden .............       50,312
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom--2.2%     Beverages--1.1%                           2,400    Diageo Plc ................................       40,372
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels--1.1%           600    BP Plc (a) ................................       41,766
                         -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in
                                                                            the United Kingdom ........................       82,138
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in
                                                                            Europe--5.3% ..............................      198,945
------------------------------------------------------------------------------------------------------------------------------------

North America
------------------------------------------------------------------------------------------------------------------------------------
Canada--8.4%             Commercial Banks--2.0%                      700    Bank of Montreal ..........................       37,804
                                                                     700    National Bank of Canada ...................       35,878
                                                                                                                          ----------
                                                                                                                              73,682
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication             1,000    BCE, Inc. .................................       23,650
                         Services--1.0%                              300    TELUS Corp. (Non-Voting Shares) ...........       12,153
                                                                                                                          ----------
                                                                                                                              35,803
                         -----------------------------------------------------------------------------------------------------------
                         Metals & Mining--3.0%                       400    Alcan, Inc. ...............................       18,776
                                                                     600    Barrick Gold Corp. ........................       17,788
                                                                   1,200    Noranda, Inc. .............................       63,447
                                                                     200    Teck Cominco Ltd. Class B .................       12,046
                                                                                                                          ----------
                                                                                                                             112,057
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels--2.4%         2,000    Cameco Corp. ..............................       79,975
                                                                     200    EnCana Corp. ..............................       10,571
                                                                                                                          ----------
                                                                                                                              90,546
                         -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Canada .............      312,088
------------------------------------------------------------------------------------------------------------------------------------
Cayman Islands--0.3%     Insurance--0.3%                             200    XL Capital Ltd. Class A ...................       12,260
                         -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in
                                                                            the Cayman Islands ........................       12,260
------------------------------------------------------------------------------------------------------------------------------------
United States--74.2%     Aerospace & Defense--5.4%                   600    General Dynamics Corp. ....................       39,276
                                                                     500    Northrop Grumman Corp. ....................       32,030
                                                                   1,400    Raytheon Co. ..............................       62,398
                                                                     300    Rockwell Collins, Inc. ....................       16,761
                                                                     800    United Technologies Corp. .................       50,736
                                                                                                                          ----------
                                                                                                                             201,201
                         -----------------------------------------------------------------------------------------------------------
                         Beverages--0.5%                             400    The Coca-Cola Co. .........................       17,208
                         -----------------------------------------------------------------------------------------------------------
                         Capital Markets--0.9%                        40    Ameriprise Financial, Inc. ................        1,787
                                                                     200    The Bank of New York Co., Inc. ............        6,440
                                                                     400    Morgan Stanley ............................       25,284
                                                                                                                          ----------
                                                                                                                              33,511
                         -----------------------------------------------------------------------------------------------------------
                         Chemicals--3.3%                             300    Air Products & Chemicals, Inc. ............       19,176
                                                                     300    The Dow Chemical Co .......................       11,709
                                                                     700    E.I. du Pont de Nemours & Co. .............       29,120
                                                                     500    Lyondell Chemical Co. .....................       11,330
                                                                     500    Olin Corp. ................................        8,965
                                                                     300    Praxair, Inc. .............................       16,200
                                                                     500    Rohm & Haas Co. ...........................       25,060
                                                                                                                          ----------
                                                                                                                             121,560
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Banks--3.1%                      200    PNC Financial Services Group, Inc. ........       14,034
                                                                     200    SunTrust Banks, Inc. ......................       15,252
                                                                     700    U.S. Bancorp ..............................       21,616

FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Schedule of Investments as of June 30, 2006 (continued)        (in U.S. dollars)

North America                                                     Shares
(continued)              Industry                                   Held                 Common Stocks                       Value
------------------------------------------------------------------------------------------------------------------------------------
United States            Commercial Banks                            600    Wachovia Corp. ............................   $   32,448
(continued)              (concluded)                                 500    Wells Fargo & Co. .........................       33,540
                                                                                                                          ----------
                                                                                                                             116,890
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Services & Supplies--0.5%        300    RR Donnelley & Sons Co. ...................        9,585
                                                                   2,100    Synagro Technologies, Inc. ................        8,253
                                                                                                                          ----------
                                                                                                                              17,838
                         -----------------------------------------------------------------------------------------------------------
                         Computers & Peripherals--1.3%               800    Hewlett-Packard Co. .......................       25,344
                                                                     300    International Business Machines Corp. .....       23,046
                                                                                                                          ----------
                                                                                                                              48,390
                         -----------------------------------------------------------------------------------------------------------
                         Consumer Finance--0.3%                      200    American Express Co. ......................       10,644
                         -----------------------------------------------------------------------------------------------------------
                         Containers & Packaging--0.7%                600    Temple-Inland, Inc. .......................       25,722
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Financial Services--6.2%      1,900    Bank of America Corp. .....................       91,390
                                                                   1,800    Citigroup, Inc. ...........................       86,832
                                                                   1,200    JPMorgan Chase & Co. ......................       50,400
                                                                                                                          ----------
                                                                                                                             228,622
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication             1,600    AT&T, Inc. ................................       44,624
                         Services--3.5%                              800    BellSouth Corp. ...........................       28,960
                                                                   1,700    Verizon Communications, Inc. ..............       56,933
                                                                                                                          ----------
                                                                                                                             130,517
                         -----------------------------------------------------------------------------------------------------------
                         Electric Utilities--3.9%                    300    American Electric Power Co., Inc. .........       10,275
                                                                     500    Exelon Corp. ..............................       28,415
                                                                     400    FPL Group, Inc. ...........................       16,552
                                                                     400    FirstEnergy Corp. .........................       21,684
                                                                     100    ITC Holdings Corp. ........................        2,658
                                                                     600    Northeast Utilities .......................       12,402
                                                                     800    PPL Corp. .................................       25,840
                                                                     200    Pinnacle West Capital Corp. ...............        7,982
                                                                     600    The Southern Co. ..........................       19,230
                                                                                                                          ----------
                                                                                                                             145,038
                         -----------------------------------------------------------------------------------------------------------
                         Electrical Equipment--0.6%                  300    Rockwell Automation, Inc. .................       21,603
                         -----------------------------------------------------------------------------------------------------------
                         Energy Equipment & Services--2.7%           300    GlobalSantaFe Corp. .......................       17,325
                                                                     600    Halliburton Co. ...........................       44,526
                                                                     600    Schlumberger Ltd. .........................       39,066
                                                                                                                          ----------
                                                                                                                             100,917
                         -----------------------------------------------------------------------------------------------------------
                         Food & Staples Retailing--0.3%              200    Wal-Mart Stores, Inc. .....................        9,634
                         -----------------------------------------------------------------------------------------------------------
                         Food Products--0.6%                         200    General Mills, Inc. .......................       10,332
                                                                     300    HJ Heinz Co. ..............................       12,366
                                                                     100    Reddy Ice Holdings, Inc. ..................        2,035
                                                                                                                          ----------
                                                                                                                              24,733
                         -----------------------------------------------------------------------------------------------------------
                         Gas Utilities--1.3%                         400    AGL Resources, Inc. .......................       15,248
                                                                     800    Equitable Resources, Inc. .................       26,800
                                                                     200    National Fuel Gas Co. .....................        7,028
                                                                                                                          ----------
                                                                                                                              49,076
                         -----------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants & Leisure--0.5%         700    Tim Hortons, Inc. (c) .....................       18,025
                         -----------------------------------------------------------------------------------------------------------
                         Household Durables--0.4%                    600    Newell Rubbermaid, Inc. ...................       15,498
                         -----------------------------------------------------------------------------------------------------------
                         Household Products--2.5%                    500    Clorox Co. ................................       30,485
                                                                     400    Kimberly-Clark Corp. ......................       24,680
                                                                     700    The Procter & Gamble Co. ..................       38,920
                                                                                                                          ----------
                                                                                                                              94,085
                         -----------------------------------------------------------------------------------------------------------
                         Independent Power Producers &             1,000    TXU Corp. .................................       59,790
                         Energy Traders--1.6%
                         -----------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Schedule of Investments as of June 30, 2006 (continued)        (in U.S. dollars)

North America                                                     Shares
(continued)              Industry                                   Held                 Common Stocks                       Value
------------------------------------------------------------------------------------------------------------------------------------
United States            Industrial Conglomerates--2.9%              400    3M Co. ....................................   $   32,308
(continued)                                                        2,300    General Electric Co. ......................       75,808
                                                                                                                          ----------
                                                                                                                             108,116
                         -----------------------------------------------------------------------------------------------------------
                         Insurance--2.7%                             600    Lincoln National Corp. ....................       33,864
                                                                     300    Marsh & McLennan Cos., Inc. ...............        8,067
                                                                   1,300    The St. Paul Travelers Cos., Inc. .........       57,954
                                                                                                                          ----------
                                                                                                                              99,885
                         -----------------------------------------------------------------------------------------------------------
                         Machinery--2.3%                             600    Caterpillar, Inc. .........................       44,688
                                                                     500    Deere & Co. ...............................       41,745
                                                                                                                          ----------
                                                                                                                              86,433
                         -----------------------------------------------------------------------------------------------------------
                         Marine--0.2%                                500    Eagle Bulk Shipping, Inc. .................        7,125
                         -----------------------------------------------------------------------------------------------------------
                         Media--1.7%                               1,200    CBS Corp. Class B .........................       32,460
                                                                     600    The McGraw-Hill Cos., Inc. ................       30,138
                                                                                                                          ----------
                                                                                                                              62,598
                         -----------------------------------------------------------------------------------------------------------
                         Metals & Mining--0.4%                       100    Newmont Mining Corp. ......................        5,293
                                                                     100    Southern Copper Corp. .....................        8,913
                                                                                                                          ----------
                                                                                                                              14,206
                         -----------------------------------------------------------------------------------------------------------
                         Multi-Utilities--3.3%                       200    Ameren Corp. ..............................       10,100
                                                                     100    Consolidated Edison, Inc. .................        4,444
                                                                     500    Dominion Resources, Inc. ..................       37,395
                                                                     868    Duke Energy Corp. .........................       25,493
                                                                     200    KeySpan Corp. .............................        8,080
                                                                     400    Public Service Enterprise Group, Inc. .....       26,448
                                                                     300    Wisconsin Energy Corp. ....................       12,090
                                                                                                                          ----------
                                                                                                                             124,050
                         -----------------------------------------------------------------------------------------------------------
                         Multiline Retail--0.2%                      186    Federated Department Stores ...............        6,808
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels--13.2%          800    Chevron Corp. .............................       49,648
                                                                   1,200    ConocoPhillips ............................       78,636
                                                                   1,200    Consol Energy, Inc. .......................       56,064
                                                                   1,600    Exxon Mobil Corp. .........................       98,160
                                                                     500    Marathon Oil Corp. ........................       41,650
                                                                     800    Murphy Oil Corp. ..........................       44,688
                                                                     300    Occidental Petroleum Corp. ................       30,765
                                                                   1,600    Peabody Energy Corp. ......................       89,200
                                                                                                                          ----------
                                                                                                                             488,811
                         -----------------------------------------------------------------------------------------------------------
                         Paper & Forest Products--1.7%               700    International Paper Co. ...................       22,610
                                                                     600    MeadWestvaco Corp. ........................       16,758
                                                                     400    Weyerhaeuser Co. ..........................       24,900
                                                                                                                          ----------
                                                                                                                              64,268
                         -----------------------------------------------------------------------------------------------------------
                         Personal Products--0.6%                     700    Avon Products, Inc. .......................       21,700
                         -----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals--2.3%                       300    Abbott Laboratories .......................       13,083
                                                                     600    Bristol-Myers Squibb Co. ..................       15,516
                                                                     200    Johnson & Johnson .........................       11,984
                                                                     400    Merck & Co., Inc. .........................       14,572
                                                                     700    Pfizer, Inc. ..............................       16,429
                                                                     300    Wyeth .....................................       13,323
                                                                                                                          ----------
                                                                                                                              84,907
                         -----------------------------------------------------------------------------------------------------------
                         Real Estate Investment Trusts               400    Kimco Realty Corp. ........................       14,596
                         (REITs)--1.4%                               200    Simon Property Group, Inc. ................       16,588
                                                                     500    Taubman Centers, Inc. .....................       20,450
                                                                                                                          ----------
                                                                                                                              51,634
                         -----------------------------------------------------------------------------------------------------------
                         Specialty Retail--0.3%                      400    Limited Brands ............................       10,236
                         -----------------------------------------------------------------------------------------------------------
                         Thrifts & Mortgage Finance--0.2%            100    Freddie Mac ...............................        5,701
                         -----------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Schedule of Investments as of June 30, 2006 (continued)        (in U.S. dollars)

North America                                                     Shares
(concluded)              Industry                                   Held                   Common Stocks                     Value
------------------------------------------------------------------------------------------------------------------------------------
United States            Wireless Telecommunication                  300    Alltel Corp. ..............................   $   19,149
(concluded)              Services--0.7%                              300    Sprint Nextel Corp. .......................        5,997
                                                                                                                          ----------
                                                                                                                              25,146
                         -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in
                                                                            the United States .........................    2,752,126
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in
                                                                            North America--82.9% ......................    3,076,474
------------------------------------------------------------------------------------------------------------------------------------

Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Australia--5.5%          Metals & Mining--5.5%                     4,800    Alumina Ltd. ..............................       24,071
                                                                   3,400    BHP Billiton Ltd. .........................       73,255
                                                                   8,200    BlueScope Steel Ltd. ......................       48,433
                                                                   1,000    Rio Tinto Ltd. ............................       57,801
                         -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Australia ..........      203,560
------------------------------------------------------------------------------------------------------------------------------------
China--0.4%              Metals & Mining--0.4%                       200    Aluminum Corp. of China Ltd. (a) ..........       14,940
                         -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in China ..............       14,940
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the
                                                                            Pacific Basin/Asia--5.9% ..................      218,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks
                                                                            (Cost--$2,904,861)--94.1% .................    3,493,919
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Face
                                                                  Amount                Trust Preferred
------------------------------------------------------------------------------------------------------------------------------------
United States--0.2%      Automobiles--0.2%                      $ 12,500    Ford Motor Co. Capital Trust II, 6.50%
                                                                            due 1/15/2032 .............................        6,934
                         -----------------------------------------------------------------------------------------------------------
                                                                            Total Trust Preferred
                                                                            (Cost--$13,195)--0.2% .....................        6,934
------------------------------------------------------------------------------------------------------------------------------------

                                                               Beneficial
                                                                 Interest             Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                                $197,028    Merrill Lynch Liquidity Series, LLC Cash
                                                                            Sweep Series I, 4.78% (b)(d) ..............      197,028
                         -----------------------------------------------------------------------------------------------------------
                                                                            Total Short-Term Securities
                                                                            (Cost--$197,028)--5.3% ....................      197,028
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments
                                                                            (Cost--$3,115,084*)--99.6% ................    3,697,881

                                                                            Other Assets Less
                                                                            Liabilities--0.4% .........................       13,221
                                                                                                                          ----------
                                                                            Net Assets--100.0% ........................   $3,711,102
                                                                                                                          ==========

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................      $ 3,115,084
                                                                    ===========
      Gross unrealized appreciation ..........................      $   650,706
      Gross unrealized depreciation ..........................          (67,909)
                                                                    -----------
      Net unrealized appreciation ............................      $   582,797
                                                                    ===========

FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Schedule of Investments as of June 30, 2006 (concluded)        (in U.S. dollars)

(a)   Depositary Receipts.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------------------------
                                                                                           Net               Interest
      Affiliate                                                                         Activity              Income
      ---------------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I ..................       $(129,165)              $5,317
      ---------------------------------------------------------------------------------------------------------------

(c)   Non-income producing security.
(d)   Represents the current yield as of 6/30/2006.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Statement of Assets and Liabilities as of June 30, 2006

Assets:
Investments in unaffiliated securities, at value (identified cost--$2,918,056) ......                        $ 3,500,853
Investments in affiliated securities, at value (identified cost--$197,028) ..........                            197,028
Foreign cash (cost--$1,175) .........................................................                              1,194
Receivables:
  Dividends .........................................................................      $     4,492
  Investment adviser ................................................................            1,321
  Interest ..........................................................................              172             5,985
                                                                                           -----------
Prepaid expenses and other assets ...................................................                              6,935
                                                                                                             -----------
Total assets ........................................................................                          3,711,995
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payables:
  Other affiliates ..................................................................                                869
  Capital shares redeemed ...........................................................                                 24
                                                                                                             -----------
Total liabilities ...................................................................                                893
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Net Assets ..........................................................................                        $ 3,711,102
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
Class I Shares of Common Stock, $.10 par value, 30,000,000 shares authorized ........                        $    30,463
Class II Shares of Common Stock, $.10 par value, 30,000,000 shares authorized .......                                 10
Class III Shares of Common Stock, $.10 par value, 30,000,000 shares authorized ......                                 10
Paid-in capital in excess of par ....................................................                          3,074,762
Undistributed investment income--net ................................................      $    16,429
Accumulated realized capital gains--net .............................................            6,600
Unrealized appreciation--net ........................................................          582,828
                                                                                           -----------
Total accumulated earnings--net .....................................................                            605,857
                                                                                                             -----------
Net Assets ..........................................................................                        $ 3,711,102
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
Class I--Based on net assets of $3,708,606 and 304,633 shares outstanding ...........                        $     12.17
                                                                                                             ===========
Class II--Based on net assets of $1,248 and 102.51 shares outstanding ...............                        $     12.17
                                                                                                             ===========
Class III--Based on net assets of $1,248 and 102.51 shares outstanding ..............                        $     12.17
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Statement of Operations for the Period Ended June 30, 2006

Investment Income:
Dividends (net of $271 foreign withholding tax) .....................................                        $    44,234
Interest (including $5,317 from affiliates) .........................................                              5,720
                                                                                                             -----------
Total income ........................................................................                             49,954
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Expenses:
Professional fees ...................................................................      $    11,717
Investment advisory fees ............................................................           10,601
Printing and shareholder reports ....................................................            2,565
Transfer agent fees--Class I ........................................................            2,459
Accounting services .................................................................            2,430
Offering costs ......................................................................            1,217
Pricing services ....................................................................              884
Directors' fees and expenses ........................................................              709
Other ...............................................................................            3,212
                                                                                           -----------
Total expenses before waiver and reimbursement ......................................           35,794
Waiver and reimbursement of expenses ................................................          (19,186)
                                                                                           -----------
Total expenses after waiver and reimbursement .......................................                             16,608
                                                                                                             -----------
Investment income--net ..............................................................                             33,346
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Realized & Unrealized Gain--Net:
Realized gain on:
  Investments--net ..................................................................            9,783
  Foreign currency transactions--net ................................................               51             9,834
                                                                                           -----------
Change in unrealized appreciation on:
  Investments--net ..................................................................          266,542
  Foreign currency transactions--net ................................................               31           266,573
                                                                                           -----------------------------
Total realized and unrealized gain--net .............................................                            276,407
                                                                                                             -----------
Net Increase in Net Assets Resulting from Operations ................................                        $   309,753
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Statement of Changes in Net Assets

                                                                                            For the Six        For the
                                                                                           Months Ended       Year Ended
                                                                                             June 30,          Dec. 31,
Increase (Decrease) in Net Assets:                                                             2006              2005**
------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ..............................................................      $    33,346       $    51,310
Realized gain--net ..................................................................            9,834               149
Change in unrealized appreciation--net ..............................................          266,573           316,255
                                                                                           -----------------------------
Net increase in net assets resulting from operations ................................          309,753           367,714
                                                                                           -----------------------------
------------------------------------------------------------------------------------------------------------------------
Dividends & Distributions to Shareholders:
Investment income--net:
  Class I ...........................................................................           (6,250)          (65,922)
  Class II ..........................................................................               (2)              (24)
  Class III .........................................................................               (2)              (24)
Realized gain--net:
  Class I ...........................................................................               --            (2,843)
  Class II ..........................................................................               --                (1)
  Class III .........................................................................               --                (1)
                                                                                           -----------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders           (6,254)          (68,815)
                                                                                           -----------------------------
------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Net increase in net assets derived from capital share transactions ..................          124,355         2,981,349
                                                                                           -----------------------------
------------------------------------------------------------------------------------------------------------------------
Net Assets:
Total increase in net assets ........................................................          427,854         3,280,248
Beginning of period .................................................................        3,283,248             3,000
                                                                                           -----------------------------
End of period* ......................................................................      $ 3,711,102       $ 3,283,248
                                                                                           =============================
------------------------------------------------------------------------------------------------------------------------
  * Undistributed (accumulated distributions in excess of) investment income--net ...      $    16,429       $   (10,663)
 ** The Portfolio commenced operations just prior to the close of business on              =============================
    December 31, 2004.

See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Financial Highlights

                                                                                                      Class I
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005*
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $     11.15       $     10.00
                                                                                           -----------       -----------
Investment income--net*** ...........................................................              .11               .19
Realized and unrealized gain--net ...................................................              .93              1.21
                                                                                           -----------       -----------
Total from investment operations ....................................................             1.04              1.40
                                                                                           -----------       -----------
Less dividends and distributions:
  Investment income--net ............................................................             (.02)             (.24)
  Realized gain--net ................................................................               --              (.01)
                                                                                           -----------       -----------
Total dividends and distributions ...................................................             (.02)             (.25)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $     12.17       $     11.15
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share ..................................................             9.34%@           14.10%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver and reimbursement ...........................................              .94%+             .94%
                                                                                           ===========       ===========
Expenses ............................................................................             2.03%+            2.23%
                                                                                           ===========       ===========
Investment income--net ..............................................................             1.89%+            1.84%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $     3,709       $     3,281
                                                                                           ===========       ===========
Portfolio turnover ..................................................................             1.06%             3.10%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

* The Portfolio commenced operations just prior to the close of business on December 31, 2004.
**    Total investment returns exclude insurance-related fees and expenses.
***   Based on average shares outstanding.
+     Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Financial Highlights (continued)

                                                                                                      Class II
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005*
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $     11.15       $     10.00
                                                                                           -----------       -----------
Investment income--net*** ...........................................................              .11               .19
Realized and unrealized gain--net ...................................................              .93              1.21
                                                                                           -----------       -----------
Total from investment operations ....................................................             1.04              1.40
                                                                                           -----------       -----------
Less dividends and distributions from:
  Investment income--net ............................................................             (.02)             (.24)
  Realized gain--net ................................................................               --              (.01)
                                                                                           -----------       -----------
Total dividends and distributions ...................................................             (.02)             (.25)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $     12.17       $     11.15
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share ..................................................             9.34%@           14.10%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver and reimbursement ...........................................              .94%+             .94%
                                                                                           ===========       ===========
Expenses ............................................................................             2.03%+            2.23%
                                                                                           ===========       ===========
Investment income--net ..............................................................             1.88%+            1.81%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $         1       $         1
                                                                                           ===========       ===========
Portfolio turnover ..................................................................             1.06%             3.10%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

* The Portfolio commenced operations just prior to the close of business on December 31, 2004.
**    Total investment returns exclude insurance-related fees and expenses.
***   Based on average shares outstanding.
+     Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Financial Highlights (concluded)

                                                                                                     Class III
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005*
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $     11.15       $     10.00
                                                                                           -----------       -----------
Investment income--net*** ...........................................................              .11               .19
Realized and unrealized gain--net ...................................................              .93              1.21
                                                                                           -----------       -----------
Total from investment operations ....................................................             1.04              1.40
                                                                                           -----------       -----------
Less dividends and distributions from:
  Investment income--net ............................................................             (.02)             (.24)
  Realized gain--net ................................................................               --              (.01)
                                                                                           -----------       -----------
Total dividends and distributions ...................................................             (.02)             (.25)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $     12.17       $     11.15
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share ..................................................             9.34%@           14.10%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver and reimbursement ...........................................              .94%+             .94%
                                                                                           ===========       ===========
Expenses ............................................................................             2.03%+            2.23%
                                                                                           ===========       ===========
Investment income--net ..............................................................             1.88%+            1.81%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $         1       $         1
                                                                                           ===========       ===========
Portfolio turnover ..................................................................             1.06%             3.10%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

* The Portfolio commenced operations just prior to the close of business on December 31, 2004.
**    Total investment returns exclude insurance-related fees and expenses.
***   Based on average shares outstanding.
+     Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Equity Dividend Portfolio
Notes to Financial Statements

1. Significant Accounting Policies:

FAM Series Fund, Inc. (the "Fund") is an open-end management investment company that is comprised of 14 separate portfolios. Each portfolio offers three classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect, wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Mercury Equity Dividend Portfolio (the "Portfolio") is classified as "diversified," as defined in the Investment Company Act of 1940, as amended. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

      Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

      Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Portfolio under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

      Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio may write and purchase call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium received is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Portfolio invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

      (d) Income taxes--It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

      (f) Dividends and distributions--Dividends and distributions paid by the Portfolio are recorded on the ex-dividend dates.

      (g) Expenses--Certain expenses have been allocated to the individual portfolios in the Fund on a pro rata basis based upon the respective aggregate net asset value of each portfolio included in the Fund.

      (h) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Portfolio typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

      (i) Offering costs--Prepaid offering costs were amortized over a 12-month period beginning with commencement of operations of the Portfolio.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor") which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      MLIM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at the annual rate of .60% of the average daily value of the Portfolio's net assets. MLIM has agreed to voluntarily waive fees so that the total annual portfolio operating expenses do not exceed .94%, exclusive of distribution fees. MLIM may discontinue or reduce this waiver at any time without notice. For the six months ended June 30, 2006, MLIM earned fees of $10,601, all of which was waived. In addition, MLIM reimbursed the Portfolio in the amount of $8,585. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLAM U.K. provides investment advisory services to MLIM with respect to the Portfolio. There was no increase in the aggregate fees paid by the Portfolio for these services.

      Pursuant to the Distribution Plans adopted by the Fund, in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Portfolio pays the Distributor ongoing distribution fees each month at the annual rate of .15% and ..25% of the average daily value of the Portfolio's Class II and Class III net assets, respectively. For the six months ended June 30, 2006, the distribution fees were not accrued for Class II and Class III.

      The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund and the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM.

      For the six months ended June 30, 2006, the Portfolio reimbursed MLIM $37 for certain accounting services.

      In addition, MLPF&S earned $122 in commissions on the execution of portfolio security transactions for the six months ended June 30, 2006.

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, MLAM U.K., FDS, FAMD, ML & Co., and/or MLIM, LLC.

      In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including MLIM, to the investment management business of BlackRock, Inc. The transaction is expected to close at the end of the third quarter of 2006.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2006 were $294,800 and $35,061, respectively.

4. Capital Share Transactions:

Net increase in net assets resulting from capital share transactions was $124,355 and $2,981,349 for the six months ended June 30, 2006 and the year ended December 31, 2005.

      Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class I Shares for the Six Months Ended                                Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................             10,762         $   129,392
Shares issued to shareholders in
  reinvestment of dividends ............                523               6,250
                                                -----------         -----------
Total issued ...........................             11,285             135,642
Shares redeemed ........................               (953)            (11,291)
                                                -----------         -----------
Net increase ...........................             10,332         $   124,351
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class I Shares for the Year Ended                                      Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            288,188         $ 2,916,197
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................              6,343              68,764
                                                -----------         -----------
Total issued ...........................            294,531           2,984,961
Shares redeemed ........................               (330)             (3,662)
                                                -----------         -----------
Net increase ...........................            294,201         $ 2,981,299
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

-------------------------------------------------------------------------------
Class II Shares for the Six Months Ended                               Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of dividends ............                 --*        $         2
                                                -----------         -----------
Net increase ...........................                 --*        $         2
                                                ===========         ===========
-------------------------------------------------------------------------------
*     Amount is less than 1 share.

-------------------------------------------------------------------------------
Class II Shares for the Year Ended                                     Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................                  2         $        25
                                                -----------         -----------
Net increase ...........................                  2         $        25
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

-------------------------------------------------------------------------------
Class III Shares for the Six Months Ended                              Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of dividends ............                 --*        $         2
                                                -----------         -----------
Net increase ...........................                 --*        $         2
                                                ===========         ===========
-------------------------------------------------------------------------------
*     Amount is less than 1 share.

-------------------------------------------------------------------------------
Class III Shares for the Year Ended                                    Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................                  2         $        25
                                                -----------         -----------
Net increase ...........................                  2         $        25
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

5. Subsequent Event:

The Portfolio paid an ordinary income dividend in the amount of $.053953 per Class I Share, Class II Share and Class III Share on July 19, 2006 to shareholders of record on July 13, 2006.

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
A Discussion With Your Portfolio Managers

How did the Portfolio perform during the period in light of the existing market conditions?

      For the six-month period ended June 30, 2006, Mercury Global SmallCap Portfolio's Class I Shares had a total return of +3.47%. For the same period, the benchmark Morgan Stanley Capital International (MSCI) World Small Cap Index returned +6.44% and the broader-market MSCI World Index returned +6.06%.

      Global small cap stocks performed reasonably well over the past six months. While the MSCI World Small Cap Index posted a respectable positive return, performance varied significantly among countries. European markets were the best performing, with the EMEA (Europe, Middle East, Africa) region returning +15.7% for the period, led by Norway, Denmark and Greece. Conversely, Japan underperformed significantly, posting a -9.8% return for the six-month period. In the United States, the Russell 2000 Index's return of +8.2% outpaced that of the MSCI World Small Cap Index.

      Market returns were quite volatile during this period. Small cap markets performed very well in the first four months on the back of strong global economic conditions and relatively low interest rates. However, markets faced severe sell-offs in the last two months of the period, triggered by uncertainties regarding the future direction of U.S. and global interest rates and fears that rising rates might prompt a significant slowdown in economic activity.

What factors most influenced Portfolio performance?

From a sector perspective, the Portfolio realized significant positive attribution (relative to the MSCI World Small Cap Index) from stock selection in the health care and industrials sectors. Among the best-performing stocks in the health care sector were Q-Med AB, a Swedish company that is a leader in facial aesthetics products in Europe, and BioMarin Pharmaceuticals, Inc., a U.S.-based biotechnology company that focuses on developing drugs for niche medical conditions with no existing treatment. In the industrials sector, stocks that contributed significantly to performance were Vestas Wind Systems A/S, a leading Danish manufacturer of wind turbines, and Enodis Plc, a U.K.-based manufacturer of commercial cooking equipment.

      Detracting from performance relative to the benchmark was our stock selection in the energy and information technology sectors. In information technology, performance was hurt by our exposure to select software stocks. These included Cognos, Inc., a Canadian maker of business intelligence software, and Wind River Systems, Inc., a U.S. company that makes decision-support software. In terms of energy, we failed to participate in the sector rally that occurred in the first half of the period. Performance was also hurt by our exposure to some North American stocks that disappointed during the period. These included Brigham Exploration Co., an E&P company, and Newpark Resources, an oil field services company.

      From a geographic point of view, we generated strong performance in international markets. In the Asia-Pacific region, our underweight position in Japan as well as superior stock selection in Japan and Hong Kong were the main contributors to performance. In Europe, a combination of an overweight stance and strong stock selection added value during the period. However, the underperformance of our North American stock picks, particularly those in the energy and technology sectors, significantly detracted from Portfolio results.

What changes were made to the Portfolio during the period?

We made no significant changes to the composition of the portfolio from a sector perspective. We did add new stocks in the industrials sector, including Enodis, a U.K.-based commercial cooking equipment manufacturer; Empresas ICA, a Mexican engineering and construction company; and Heidelberger Druckmaschinen, a German manufacturer of printing presses.

      From a geographic perspective, we reduced the Portfolio's exposure to the Asia-Pacific region and used that cash to add to our positions in the United States. We held our overall weighting in Europe relatively constant.

      Within the Asia-Pacific region, we used the decline in the Japanese market to add new names to the Portfolio at attractive valuations. These included Tokyo Steel Manufacturing Co., Ltd., a steel manufacturer, and Meitec Corp., a leading high-end temporary staffing company. The Japanese economy continues to show signs of a sustainable turnaround and this is improving the prospects for companies leveraged to domestic growth. We generated cash in the region by reducing and/or eliminating positions in emerging markets, such as South Korea, Taiwan and Thailand. While we still find good growth companies in the developing countries, we believe tightening global liquidity and increasing investor risk aversion might dampen returns from emerging markets in the near term.

      In North America, we continued to selectively add new names in various sectors. Among those added in the past six months were DiamondRock Hospitality Co., a real estate investment trust investing in hotel properties in the United States; SonoSite, Inc., a medical device company that makes handheld ultrasound machines; and Agnico-Eagle Mines Ltd., a Canadian gold miner.

How would you characterize the Portfolio's position at the close of the period?

Relative to the MSCI World Small Cap Index, the Portfolio remains underweight in U.S. equities, although we have significantly reduced the magnitude of that underweight. The underexposure is concentrated in the U.S. financials and industrials sectors. The underweight in financials reflects our concerns about a slowdown in mortgage-related activity as well as high valuations in the banking sector, where margins are being eroded by a flat to inverted yield curve. In industrials, we are worried about a decline in the momentum of earnings growth in the second half of the year.

      The Portfolio also is underweight in Japan, although we have added to our positions in that country. The Japanese economy is recovering, and we are selectively looking for names that are leveraged to domestic growth in that market. We reduced our exposure to emerging markets globally, but we remain invested in these markets as we are still able to find companies with good growth prospects and reasonable valuations.

      On a sector basis, the Portfolio is underweight in consumer discretionary, mainly in Japan, and in financials, primarily in the United States. We are overweight in the health care sector, where we have been able to find attractive growth opportunities.

      While cognizant of the multi-year strength of small cap stocks in the past several years, we remain constructive on the prospects for global small cap investing in the year ahead. Our primary emphasis continues to be on companies that exhibit strong growth characteristics at reasonable valuations.

Murali Balaraman, CFA
Vice President and Portfolio Manager

John Coyle, CFA
Vice President and Portfolio Manager

July 27, 2006

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Average Annual Total Return--Class I Shares*
--------------------------------------------------------------------------------
Period Covered                                                           Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                   +17.31%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                     +12.89
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Average Annual Total Return--Class II Shares*
--------------------------------------------------------------------------------
Period Covered                                                           Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                   +17.29%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                     +12.96
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Average Annual Total Return--Class III Shares*
--------------------------------------------------------------------------------
Period Covered                                                           Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                   +17.29%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                     +12.96
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Recent Performance Results
--------------------------------------------------------------------------------
                                                     6-Month          12-Month
As of June 30, 2006                               Total Return      Total Return
--------------------------------------------------------------------------------
Class I Shares*                                      +3.47%           +17.31%
--------------------------------------------------------------------------------
Class II Shares*                                     +3.56            +17.29
--------------------------------------------------------------------------------
Class III Shares*                                    +3.56            +17.29
--------------------------------------------------------------------------------
MSCI World Index**                                   +6.06            +16.93
--------------------------------------------------------------------------------
MSCI World Small Cap Index***                        +6.44            +21.38
--------------------------------------------------------------------------------

* Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. Returns do not show the effects of distribution fees (12b-1 fees) applicable to Class II and Class III Shares because these fees have not yet been charged. If such fees were included, returns shown would have been lower.
** This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small- capitalization companies in 23 countries, including the United States.
*** This unmanaged broad-based Index is comprised of small cap companies from 23 developed markets.

      Past results shown should not be considered a representation of future performance.

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Disclosure of Expenses

Shareholders of this Portfolio may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2006 and held through June 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

      The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

      The second table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

      The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                          Expenses Paid
                                                       Beginning          Ending       During the Period*
                                                     Account Value     Account Value   January 1, 2006 to
                                                   January 1, 2006     June 30, 2006     June 30, 2006
=========================================================================================================
Actual
=========================================================================================================
Class I                                                  $1,000          $1,034.70            $5.94
---------------------------------------------------------------------------------------------------------
Class II                                                 $1,000          $1,035.60            $5.94
---------------------------------------------------------------------------------------------------------
Class III                                                $1,000          $1,035.60            $5.94
=========================================================================================================
Hypothetical (5% annual return before expenses)**
=========================================================================================================
Class I                                                  $1,000          $1,019.07            $5.89
---------------------------------------------------------------------------------------------------------
Class II                                                 $1,000          $1,019.07            $5.89
---------------------------------------------------------------------------------------------------------
Class III                                                $1,000          $1,019.07            $5.89
---------------------------------------------------------------------------------------------------------

* For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (1.17% for Class I, 1.17% for Class II and 1.17% for Class III), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Currently, Class II and Class III have money only from an affiliated entity and are not accruing their distribution fees (12b-1 fees). If, during the period, the distribution fees were accrued, the actual expense ratios would have been approximately 1.32% and 1.42%, the actual expenses paid would have been approximately $6.70 and $7.21, and the hypothetical expenses paid would have been approximately $6.64 and $7.14 for Class II and Class III, respectively.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Portfolio Information as of June 30, 2006

                                                                      Percent of
Geographic Allocation                                          Total Investments
--------------------------------------------------------------------------------
United States ...........................................                  32.5%
Japan ...................................................                  12.3
Canada ..................................................                   4.8
United Kingdom ..........................................                   4.2
Italy ...................................................                   2.4
Denmark .................................................                   2.4
Germany .................................................                   2.4
Netherlands .............................................                   2.4
Australia ...............................................                   2.4
Norway ..................................................                   2.2
Switzerland .............................................                   2.2
France ..................................................                   2.1
Sweden ..................................................                   2.0
India ...................................................                   1.7
Brazil ..................................................                   1.6
Hong Kong ...............................................                   1.5
Finland .................................................                   1.2
Mexico ..................................................                   1.2
Israel ..................................................                   1.2
Ireland .................................................                   1.2
Malaysia ................................................                   0.9
Turkey ..................................................                   0.7
South Africa ............................................                   0.7
South Korea .............................................                   0.7
China ...................................................                   0.7
Philippines .............................................                   0.6
Bermuda .................................................                   0.6
Spain ...................................................                   0.5
Belgium .................................................                   0.3
Singapore ...............................................                   0.3
Indonesia ...............................................                   0.2
Greece ..................................................                   0.1
Other* ..................................................                   9.8
--------------------------------------------------------------------------------
* Includes portfolio holdings in short-term investments and exchange-traded funds.

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                   Shares
Africa                   Industry                                    Held                 Common Stocks                     Value
-----------------------------------------------------------------------------------------------------------------------------------
South Africa--0.7%       Food & Staples Retailing--0.4%             3,650    Massmart Holdings Ltd. ..................   $   24,054
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Providers &                   11,800    Network Healthcare Holdings Ltd. ........       15,867
                         Services--0.3%
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             in Africa--0.7% .........................       39,921
-----------------------------------------------------------------------------------------------------------------------------------

Europe
-----------------------------------------------------------------------------------------------------------------------------------
Belgium--0.3%            Leisure Equipment & Products--0.3%           750    AGFA-Gevaert NV .........................       18,163
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Belgium ..........       18,163
-----------------------------------------------------------------------------------------------------------------------------------
Denmark--2.4%            Electrical Equipment--1.2%                 2,350    Vestas Wind Systems A/S (a) .............       64,251
                         ----------------------------------------------------------------------------------------------------------
                         Insurance--1.2%                              185    Topdanmark A/S (a) ......................       25,782
                                                                      650    TrygVesta A/S ...........................       40,557
                                                                                                                         ----------
                                                                                                                             66,339
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Denmark ..........      130,590
-----------------------------------------------------------------------------------------------------------------------------------
Finland--1.3%            Construction & Engineering--0.8%           1,650    YIT Oyj .................................       40,445
                         ----------------------------------------------------------------------------------------------------------
                         Multiline Retail--0.5%                       650    Stockmann AB 'B' ........................       26,380
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Finland ..........       66,825
-----------------------------------------------------------------------------------------------------------------------------------
France--2.1%             Commercial Services &                        600    Eurofins Scientific (a) .................       39,050
                         Supplies--0.7%
                         ----------------------------------------------------------------------------------------------------------
                         Insurance--0.8%                           18,900    SCOR ....................................       41,325
                         ----------------------------------------------------------------------------------------------------------
                         Leisure Equipment & Products--0.6%           650    Trigano SA ..............................       34,492
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in France ...........      114,867
-----------------------------------------------------------------------------------------------------------------------------------
Germany--2.4%            Commercial Services &                        200    CTS Eventim AG ..........................        6,138
                         Supplies--0.1%
                         ----------------------------------------------------------------------------------------------------------
                         Electrical Equipment--1.1%                 3,000    SGL Carbon AG (a) .......................       60,186
                         ----------------------------------------------------------------------------------------------------------
                         Machinery--0.7%                              850    Heidelberger Druckmaschinen .............       38,638
                         ----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals--0.5%                      2,300    Paion AG (a) ............................       25,292
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Germany ..........      130,254
-----------------------------------------------------------------------------------------------------------------------------------
Greece--0.1%             Construction Materials--0.1%                 130    Titan Cement Co. SA .....................        6,097
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Greece ...........        6,097
-----------------------------------------------------------------------------------------------------------------------------------
Ireland--1.2%            Airlines--0.7%                               700    Ryanair Holdings Plc (a)(b) .............       36,904
                         ----------------------------------------------------------------------------------------------------------
                         Food Products--0.5%                        5,500    Greencore Group Plc .....................       25,722
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Ireland ..........       62,626
-----------------------------------------------------------------------------------------------------------------------------------
Italy--2.5%              Building Products--0.8%                    2,330    Permasteelisa SpA .......................       41,412
                         ----------------------------------------------------------------------------------------------------------
                         Insurance--0.5%                            3,800    Milano Assicurazioni SpA ................       27,720
                         ----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels--0.3%          2,300    Saras SpA (a) ...........................       14,740
                         ----------------------------------------------------------------------------------------------------------
                         Textiles, Apparel & Luxury                 1,650    Valentino Fashion Group SpA .............       47,913
                         Goods--0.9%
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Italy ............      131,785
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands--2.4%        Commercial Services &                      1,575    Tele Atlas NV (a) .......................       33,531
                         Supplies--0.6%
                         ----------------------------------------------------------------------------------------------------------
                         Communications Equipment--0.1%               200    TomTom NV (a) ...........................        7,777
                         ----------------------------------------------------------------------------------------------------------
                         Food Products--1.0%                        3,800    Koninklijke Wessanen NV CVA .............       51,699
                         ----------------------------------------------------------------------------------------------------------
                         Media--0.7%                                2,200    Endemol NV ..............................       36,907
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             in the Netherlands ......................      129,914
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Schedule of Investments as of June 30, 2006 (continued)        (in U.S. dollars)

Europe                                                             Shares
(concluded)              Industry                                    Held                 Common Stocks                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Norway--2.2%             Communications Equipment--0.6%             1,900    Tandberg Television ASA (a) .............   $   31,526
                         ----------------------------------------------------------------------------------------------------------
                         Energy Equipment & Services--1.6%          3,700    Acergy SA (a) ...........................       56,339
                                                                    4,700    Ocean RIG ASA (a) .......................       33,007
                                                                                                                         ----------
                                                                                                                             89,346
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Norway ...........      120,872
-----------------------------------------------------------------------------------------------------------------------------------
Spain--0.5%              Construction & Engineering--0.5%             390    Grupo Ferrovial SA ......................       29,771
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Spain ............       29,771
-----------------------------------------------------------------------------------------------------------------------------------
Sweden--2.0%             Biotechnology--0.9%                        3,800    Q-Med AB ................................       49,587
                         ----------------------------------------------------------------------------------------------------------
                         Diversified Financial Services--0.1%         400    OMX AB ..................................        7,163
                         ----------------------------------------------------------------------------------------------------------
                         Metals & Mining--0.5%                      1,500    Boliden AB ..............................       27,591
                         ----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels--0.5%          2,200    Tanganyika Oil Co., Ltd. (a) ............       23,517
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Sweden ...........      107,858
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland--2.2%        Chemicals--0.7%                            2,500    Clariant AG .............................       35,408
                         ----------------------------------------------------------------------------------------------------------
                         Insurance--1.1%                              252    Swiss Life Holding ......................       58,937
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail--0.4%                       300    Dufry Group (a) .........................       24,098
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             in Switzerland ..........................      118,443
-----------------------------------------------------------------------------------------------------------------------------------
Turkey--0.8%             Beverages--0.8%                            1,500    Anadolu Efes Biracilik Ve Malt
                                                                               Sanayii AS ............................       40,604
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Turkey ...........       40,604
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom--         Aerospace & Defense--0.5%                  7,500    QinetiQ Plc .............................       24,518
4.2%                     ----------------------------------------------------------------------------------------------------------
                         Insurance--1.0%                           12,082    Amlin Plc ...............................       52,737
                         ----------------------------------------------------------------------------------------------------------
                         Machinery--1.1%                           15,400    Enodis Plc ..............................       61,524
                         ----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels--0.3%            800    Premier Oil Plc (a) .....................       14,242
                         ----------------------------------------------------------------------------------------------------------
                         Software--0.5%                             3,250    Surfcontrol Plc (a) .....................       29,154
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail--0.8%                    29,200    Game Group Plc ..........................       44,151
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in the
                                                                             United Kingdom ..........................      226,326
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Europe--26.6% ....    1,434,995
-----------------------------------------------------------------------------------------------------------------------------------

Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Brazil--1.6%             Construction & Engineering--0.4%           1,900    Obrascon Huarte Lain Brasil SA (a) ......       21,061
                         ----------------------------------------------------------------------------------------------------------
                         Transportation Infrastructure--0.6%        4,000    Cia de Concessoes Rodoviarias ...........       32,713
                         ----------------------------------------------------------------------------------------------------------
                         Water Utilities--0.6%                      3,800    Companhia de Saneamento de
                                                                               Minas Gerais ..........................       31,604
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Brazil ...........       85,378
-----------------------------------------------------------------------------------------------------------------------------------
Mexico--1.2%             Beverages--0.5%                           11,200    Embotelladoras Arca, SA de CV ...........       26,096
                         ----------------------------------------------------------------------------------------------------------
                         Construction & Engineering--0.7%          14,000    Empresas ICA Sociedad Controladora,
                                                                               SA de CV (a) ..........................       39,689
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Mexico ...........       65,785
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in
                                                                             Latin America--2.8% .....................      151,163
-----------------------------------------------------------------------------------------------------------------------------------

Middle East
-----------------------------------------------------------------------------------------------------------------------------------
Israel--1.2%             Chemicals--0.9%                            6,000    Frutarom ................................       47,592
                         ----------------------------------------------------------------------------------------------------------
                         Communications Equipment--0.3%             1,600    AudioCodes Ltd. (a) .....................       17,440
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in the
                                                                             Middle East--1.2% .......................       65,032
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Schedule of Investments as of June 30, 2006 (continued)        (in U.S. dollars)

                                                                   Shares
North America            Industry                                    Held                 Common Stocks                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda--0.6%            Capital Markets--0.5%                        640    Lazard Ltd. Class A .....................   $   25,856
                         ----------------------------------------------------------------------------------------------------------
                         Textiles, Apparel & Luxury                 3,500    Ports Design Ltd. .......................        5,633
                         Goods--0.1%
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Bermuda ..........       31,489
-----------------------------------------------------------------------------------------------------------------------------------
Canada--4.8%             Biotechnology--0.6%                        9,400    DiagnoCure, Inc. (a) ....................       33,303
                         ----------------------------------------------------------------------------------------------------------
                         Construction & Engineering--0.5%           1,400    Stantec, Inc. (a) .......................       26,562
                         ----------------------------------------------------------------------------------------------------------
                         Metals & Mining--1.8%                      1,300    Agnico-Eagle Mines Ltd. .................       43,004
                                                                    4,500    Eldorado Gold Corp. (a) .................       21,931
                                                                    3,100    Kinross Gold Corp. (a) ..................       33,759
                                                                                                                         ----------
                                                                                                                             98,694
                         ----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels--0.2%            200    Cameco Corp. ............................        7,997
                         ----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals--0.8%                      5,300    Labopharm, Inc. (a) .....................       41,748
                         ----------------------------------------------------------------------------------------------------------
                         Software--0.9%                             1,750    Cognos, Inc. (a) ........................       49,788
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Canada ...........      258,092
-----------------------------------------------------------------------------------------------------------------------------------
United States--32.7%     Aerospace & Defense--0.5%                  2,400    DynCorp. International, Inc. (a) ........       24,912
                         ----------------------------------------------------------------------------------------------------------
                         Biotechnology--1.7%                          800    Alexion Pharmaceuticals, Inc. (a) .......       28,896
                                                                    4,400    BioMarin Pharmaceuticals, Inc. (a) ......       63,228
                                                                                                                         ----------
                                                                                                                             92,124
                         ----------------------------------------------------------------------------------------------------------
                         Capital Markets--0.5%                        750    Stifel Financial Corp. (a) ..............       26,483
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Banks--0.5%                     1,075    Irwin Financial Corp. ...................       20,844
                                                                      162    Sterling Financial Corp. ................        4,943
                                                                                                                         ----------
                                                                                                                             25,787
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Services &                      1,050    Covanta Holding Corp. (a) ...............       18,533
                         Supplies--0.3%
                         ----------------------------------------------------------------------------------------------------------
                         Communications Equipment--1.3%             1,100    ADTRAN, Inc. ............................       24,673
                                                                      100    F5 Networks, Inc. (a) ...................        5,348
                                                                      250    Foundry Networks, Inc. (a) ..............        2,665
                                                                    2,600    Mastec, Inc. (a) ........................       34,346
                                                                                                                         ----------
                                                                                                                             67,032
                         ----------------------------------------------------------------------------------------------------------
                         Computers & Peripherals--1.3%              1,400    Emulex Corp. (a) ........................       22,778
                                                                    1,600    Stratasys, Inc. (a) .....................       47,136
                                                                                                                         ----------
                                                                                                                             69,914
                         ----------------------------------------------------------------------------------------------------------
                         Containers & Packaging--0.7%               1,600    Packaging Corp. of America ..............       35,232
                         ----------------------------------------------------------------------------------------------------------
                         Electric Utilities--0.9%                   1,000    Northeast Utilities .....................       20,670
                                                                    1,200    Westar Energy, Inc. .....................       25,260
                                                                                                                         ----------
                                                                                                                             45,930
                         ----------------------------------------------------------------------------------------------------------
                         Electronic Equipment &                     1,500    Aeroflex, Inc. (a) ......................       17,505
                         Instruments--0.3%
                         ----------------------------------------------------------------------------------------------------------
                         Energy Equipment &                         2,550    Key Energy Services, Inc. (a) ...........       38,888
                         Services--2.3%                               500    NS Group, Inc. (a) ......................       27,540
                                                                      900    Rowan Cos., Inc. ........................       32,031
                                                                      500    Veritas DGC, Inc. (a) ...................       25,790
                                                                                                                         ----------
                                                                                                                            124,249
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Equipment &                    1,200    Inverness Medical Innovations,
                         Supplies--1.5%                                        Inc. (a) ..............................       33,876
                                                                    1,200    SonoSite, Inc. (a) ......................       46,848
                                                                                                                         ----------
                                                                                                                             80,724
                         ----------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants &                      1,150    The Cheesecake Factory, Inc. (a) ........       30,993
                         Leisure--1.3%                                950    Red Robin Gourmet Burgers, Inc. (a) .....       40,432
                                                                                                                         ----------
                                                                                                                             71,425
                         ----------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Schedule of Investments as of June 30, 2006 (continued)        (in U.S. dollars)

North America                                                      Shares
(continued)              Industry                                    Held                 Common Stocks                     Value
-----------------------------------------------------------------------------------------------------------------------------------
United States            Internet Software & Services--1.8%         1,750    Aladdin Knowledge Systems Ltd. (a) ......   $   35,612
(continued)                                                         7,200    SupportSoft, Inc. (a) ...................       28,368
                                                                    3,450    webMethods, Inc. (a) ....................       34,052
                                                                                                                         ----------
                                                                                                                             98,032
                         ----------------------------------------------------------------------------------------------------------
                         Leisure Equipment &                        1,600    Marvel Entertainment, Inc. (a) ..........       32,000
                         Products--0.6%
                         ----------------------------------------------------------------------------------------------------------
                         Life Sciences Tools &                        400    Millipore Corp. (a) .....................       25,196
                         Services--1.5%                             1,600    Pharmaceutical Product
                                                                               Development, Inc. .....................       56,192
                                                                                                                         ----------
                                                                                                                             81,388
                         ----------------------------------------------------------------------------------------------------------
                         Machinery--0.4%                            1,500    Wabash National Corp. ...................       23,040
                         ----------------------------------------------------------------------------------------------------------
                         Media--0.4%                                1,200    Regal Entertainment Group Series A ......       24,384
                         ----------------------------------------------------------------------------------------------------------
                         Metals & Mining--1.0%                        300    Steel Dynamics, Inc. ....................       19,722
                                                                    2,700    Stillwater Mining Co. (a) ...............       34,236
                                                                                                                         ----------
                                                                                                                             53,958
                         ----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels--0.7%          1,200    Callon Petroleum Co. (a) ................       23,208
                                                                      200    Houston Exploration Co. (a) .............       12,238
                                                                                                                         ----------
                                                                                                                             35,446
                         ----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals--1.3%                      1,300    Noven Pharmaceuticals, Inc. (a) .........       23,270
                                                                    2,100    Sciele Pharma, Inc. (a) .................       48,699
                                                                                                                         ----------
                                                                                                                             71,969
                         ----------------------------------------------------------------------------------------------------------
                         Real Estate Investment Trusts              3,148    DiamondRock Hospitality Co. .............       46,622
                         (REITs)--2.1%                              3,300    Friedman Billings Ramsey Group, Inc.
                                                                               Class A ...............................       36,201
                                                                    1,175    The Mills Corp. .........................       31,431
                                                                                                                         ----------
                                                                                                                            114,254
                         ----------------------------------------------------------------------------------------------------------
                         Real Estate Management &                     200    Jones Lang LaSalle, Inc. ................       17,510
                         Development--0.3%
                         ----------------------------------------------------------------------------------------------------------
                         Semiconductors & Semiconductor             2,800    Entegris, Inc. (a) ......................       26,684
                         Equipment--1.9%                            3,400    Integrated Device Technology, Inc. (a) ..       48,212
                                                                    3,400    MoSys, Inc. (a) .........................       26,588
                                                                                                                         ----------
                                                                                                                            101,484
                         ----------------------------------------------------------------------------------------------------------
                         Software--2.2%                               100    Activision, Inc. (a) ....................        1,138
                                                                      900    Hyperion Solutions Corp. (a) ............       24,840
                                                                    1,500    Informatica Corp. (a) ...................       19,740
                                                                      500    Kronos, Inc. (a) ........................       18,105
                                                                    2,600    Novell, Inc. (a) ........................       17,238
                                                                      300    Salesforce.com, Inc. (a) ................        7,998
                                                                    1,550    Sybase, Inc. (a) ........................       30,070
                                                                                                                         ----------
                                                                                                                            119,129
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail--2.1%                       550    Abercrombie & Fitch Co. Class A .........       30,486
                                                                      800    AnnTaylor Stores Corp. (a) ..............       34,704
                                                                      150    GameStop Corp. Class A (a) ..............        6,300
                                                                      400    J. Crew Group, Inc. (a) .................       10,980
                                                                    1,900    Urban Outfitters, Inc. (a) ..............       33,231
                                                                                                                         ----------
                                                                                                                            115,701
                         ----------------------------------------------------------------------------------------------------------
                         Textiles, Apparel & Luxury                   550    Polo Ralph Lauren Corp. .................       30,195
                         Goods--0.6%
                         ----------------------------------------------------------------------------------------------------------
                         Trading Companies &                        2,150    InterLine Brands, Inc. (a) ..............       50,267
                         Distributors--2.1%                         2,850    UAP Holding Corp. .......................       62,159
                                                                                                                         ----------
                                                                                                                            112,426
                         ----------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Schedule of Investments as of June 30, 2006 (continued)        (in U.S. dollars)

North America                                                      Shares
(concluded)              Industry                                    Held                 Common Stocks                     Value
-----------------------------------------------------------------------------------------------------------------------------------
United States            Wireless Telecommunication                 1,300    SBA Communications Corp.
(concluded)              Services--0.6%                                        Class A (a) ...........................   $   33,982
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in the
                                                                             United States ...........................    1,764,748
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in
                                                                             North America--38.1% ....................    2,054,329
-----------------------------------------------------------------------------------------------------------------------------------

Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Australia--2.4%          Beverages--0.7%                            6,200    Lion Nathan Ltd. ........................       35,929
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Equipment &                    1,700    Cochlear Ltd. ...........................       68,998
                         Supplies--1.3%
                         ----------------------------------------------------------------------------------------------------------
                         Real Estate Investment Trusts             16,717    CFS Retail Property Trust ...............       23,101
                         (REITs)--0.4%
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             in Australia ............................      128,028
-----------------------------------------------------------------------------------------------------------------------------------
China--0.7%              Transportation                            78,500    Shenzhen Expressway Co. Ltd. ............       37,648
                         Infrastructure--0.7%
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in China ............       37,648
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong--1.0%          Diversified Financial                      2,300    Hong Kong Exchanges and
                         Services--0.3%                                        Clearing Ltd. .........................       14,791
                         ----------------------------------------------------------------------------------------------------------
                         Electronic Equipment &                     4,600    Kingboard Chemical Holdings Ltd. ........       12,970
                         Instruments--0.2%
                         ----------------------------------------------------------------------------------------------------------
                         Media--0.5%                               23,000    Clear Media Ltd. (a) ....................       26,651
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in
                                                                             Hong Kong ...............................       54,412
-----------------------------------------------------------------------------------------------------------------------------------
India--1.7%              IT Services--0.5%                          1,600    Satyam Computer Services Ltd. ...........       24,662
                         ----------------------------------------------------------------------------------------------------------
                         Metals & Mining--0.8%                     11,700    Hindalco Industries Ltd. ................       44,599
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail--0.4%                       715    Pantaloon Retail India Ltd. .............       20,965
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in India ............       90,226
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia--0.2%          Media--0.2%                              141,600    Surya Citra Media Tbk PT ................        9,172
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             in Indonesia ............................        9,172
-----------------------------------------------------------------------------------------------------------------------------------
Japan--12.4%             Auto Components--0.5%                      1,700    Koito Manufacturing Co. Ltd. ............       25,311
                         ----------------------------------------------------------------------------------------------------------
                         Beverages--1.0%                            1,400    ITO EN, Ltd. ............................       51,314
                         ----------------------------------------------------------------------------------------------------------
                         Building Products--0.5%                    4,100    Sanwa Shutter Corp. .....................       24,174
                         ----------------------------------------------------------------------------------------------------------
                         Capital Markets--1.9%                      3,975    Okasan Holdings, Inc. ...................       38,250
                                                                    5,350    Shinko Securities Co., Ltd. .............       22,651
                                                                    6,860    Tokai Tokyo Securities Co. Ltd. .........       40,206
                                                                                                                         ----------
                                                                                                                            101,107
                         ----------------------------------------------------------------------------------------------------------
                         Chemicals--0.7%                            5,000    Nippon Sanso Corp. ......................       39,715
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Banks--0.6%                     2,800    The Bank of Kyoto Ltd. ..................       30,250
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Services &                      1,200    Meitec Corp. ............................       39,155
                         Supplies--0.7%
                         ----------------------------------------------------------------------------------------------------------
                         Consumer Finance--0.5%                       565    Diamond Lease Co., Ltd. .................       28,123
                         ----------------------------------------------------------------------------------------------------------
                         Electric Utilities--0.4%                     400    Okinawa Electric Power Co., Inc. ........       23,934
                         ----------------------------------------------------------------------------------------------------------
                         Insurance--1.0%                            7,000    Aioi Insurance Co., Ltd. ................       52,539
                         ----------------------------------------------------------------------------------------------------------
                         Internet Software & Services--0.7%            55    Jupiter Telecommunications Co., Ltd. (a)        38,153
                         ----------------------------------------------------------------------------------------------------------
                         Machinery--1.2%                            1,900    Komori Corp. ............................       40,472
                                                                    4,000    Takuma Co., Ltd. ........................       26,908
                                                                                                                         ----------
                                                                                                                             67,380
                         ----------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Schedule of Investments as of June 30, 2006 (continued)        (in U.S. dollars)

Pacific Basin/Asia                                                 Shares
(concluded)              Industry                                    Held                 Common Stocks                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Japan                    Metals & Mining--1.2%                      2,900    Mitsui Mining & Smelting Co., Ltd. ......   $   17,124
(concluded)                                                         2,100    Tokyo Steel Manufacturing Co., Ltd. .....       46,018
                                                                                                                         ----------
                                                                                                                             63,142
                         ----------------------------------------------------------------------------------------------------------
                         Real Estate Management &                   5,665    Tokyu Land Corp. ........................       44,154
                         Development--0.8%
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail--0.7%                       400    Yamada Denki Co., Ltd. ..................       40,835
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Japan ............      669,286
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia--0.9%           Airlines--0.9%                           119,800    AirAsia Bhd (a) .........................       48,905
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Malaysia .........       48,905
-----------------------------------------------------------------------------------------------------------------------------------
Philippines--0.6%        Commercial Banks--0.5%                    29,480    Bank of the Philippine Islands ..........       27,745
                         ----------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication                200    Philippine Long Distance Telephone ......        6,889
                         Services--0.1%
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             in the Philippines ......................       34,634
-----------------------------------------------------------------------------------------------------------------------------------
Singapore--0.2%          Health Care Providers &                   27,600    LMA International NV (a) ................       13,352
                         Services--0.2%
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             in Singapore ............................       13,352
-----------------------------------------------------------------------------------------------------------------------------------
South Korea--0.7%        Hotels, Restaurants &                      2,229    Kangwon Land, Inc. ......................       38,045
                         Leisure--0.7%
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in
                                                                             South Korea .............................       38,045
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in the
                                                                             Pacific Basin/Asia--20.8% ...............    1,123,708
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             (Cost--$4,522,594)--90.2% ...............    4,869,148
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                      Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong--0.5%                                                     3,500    iShares Asia Trust--iShares FTSE ........       28,412
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Exchange-Traded Funds
                                                                             (Cost--$25,123)--0.5% ...................       28,412
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Beneficial
                                                                 Interest             Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 $534,861    Merrill Lynch Liquidity Series, LLC Cash
                                                                               Sweep Series I, 4.78% (c)(d) ..........      534,861
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Short-Term Securities
                                                                             (Cost--$534,861)--9.9% ..................      534,861
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Investments
                                                                             (Cost--$5,082,578*)--100.6% .............    5,432,421

                                                                             Liabilities in Excess of
                                                                             Other Assets--(0.6%) ....................      (31,659)
                                                                                                                         ----------
                                                                             Net Assets--100.0% ......................   $5,400,762
                                                                                                                         ==========
-----------------------------------------------------------------------------------------------------------------------------------

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................     $5,098,319
                                                                     ==========
      Gross unrealized appreciation ............................     $  547,476
      Gross unrealized deprecation .............................       (213,374)
                                                                     ----------
      Net unrealized appreciation ..............................     $  334,102
                                                                     ==========

(a)   Non-income producing security.
(b)   Depositary receipts.

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Schedule of Investments as of June 30, 2006 (concluded)        (in U.S. dollars)

(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------------
                                                                                   Net             Interest
      Affiliate                                                                 Activity            Income
      -----------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I ..............    $339,293            $5,444
      -----------------------------------------------------------------------------------------------------

(d)   Represents the current yield as of 6/30/2006.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Forward foreign exchange contracts sold as of June 30, 2006 were as follows:

      --------------------------------------------------------------------------
                                      Settlement                    Unrealized
      Foreign Currency Sold              Date                     (Depreciation)
      --------------------------------------------------------------------------
      GBP     1,259                    July 2006                     $ (47)
      SEK    19,052                    July 2006                       (52)
      SGD     3,069                    July 2006                       (20)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange
      Contracts--Net (USD Commitment--$6,796)                        $(119)
                                                                     =====
      --------------------------------------------------------------------------

o     Currency Abbreviations:

      GBP   British Pound
      SEK   Swedish Krona
      SGD   Singapore Dollar
      USD   U.S. Dollar

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Statement of Assets and Liabilities as of June 30, 2006

Assets:
Investments in unaffiliated securities, at value (identified cost--$4,547,717) ......                        $ 4,897,560
Investments in affiliated securities, at value (identified cost--$534,861) ..........                            534,861
Foreign cash (cost--$32,624) ........................................................                             32,531
Receivables:
  Securities sold ...................................................................      $    36,763
  Dividends receivable ..............................................................           11,441
  Investment adviser ................................................................           10,030
  Interest receivable ...............................................................            1,177            59,411
                                                                                           -----------
Prepaid expenses ....................................................................                                 35
                                                                                                             -----------
Total assets ........................................................................                          5,524,398
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Liabilities:
Deferred foreign capital gain tax ...................................................                              1,238
Unrealized depreciation on forward foreign exchange contracts .......................                                119
Payables:
  Securities purchased ..............................................................           96,153
  Other affiliates ..................................................................              877
  Capital shares redeemed ...........................................................              124            97,154
                                                                                           -----------
Accrued expenses and other liabilities ..............................................                             25,125
                                                                                                             -----------
Total liabilities ...................................................................                            123,636
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Net Assets ..........................................................................                        $ 5,400,762
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
Class I Shares of Common Stock, $.10 par value, 30,000,000 shares authorized ........                        $    46,446
Class II Shares of Common Stock, $.10 par value, 30,000,000 shares authorized .......                                 10
Class III Shares of Common Stock, $.10 par value, 30,000,000 shares authorized ......                                 10
Paid-in capital in excess of par ....................................................                          4,879,261
Undistributed investment income--net ................................................      $    13,547
Undistributed realized capital gains--net ...........................................          112,810
Unrealized appreciation--net ........................................................          348,678
                                                                                           -----------
Total accumulated earnings--net .....................................................                            475,035
                                                                                                             -----------
Net Assets ..........................................................................                        $ 5,400,762
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
Class I--Based on net assets of $5,398,362 and 464,460 shares outstanding ...........                        $     11.62
                                                                                                             ===========
Class II--Based on net assets of $1,200 and 103.2 shares outstanding ................                        $     11.63
                                                                                                             ===========
Class III--Based on net assets of $1,200 and 103.2 shares outstanding ...............                        $     11.63
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Statement of Operations for the Six Months Ended June 30, 2006

Investment Income:
Dividends (net of $3,005 foreign withholding tax) ...................................                        $    38,454
Interest from affiliates ............................................................                              5,444
                                                                                                             -----------
Total income ........................................................................                             43,898
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Expenses:
Custodian fees ......................................................................      $    81,003
Investment advisory fees ............................................................           20,298
Professional fees ...................................................................           14,654
Printing and shareholder reports ....................................................            4,065
Pricing services ....................................................................            2,975
Transfer agent fees--Class I ........................................................            2,700
Offering costs ......................................................................            1,331
Accounting services .................................................................              952
Directors' fees and expenses ........................................................              667
Other ...............................................................................            4,815
                                                                                           -----------
Total expenses before waiver and reimbursement ......................................          133,460
Waiver and reimbursement of expenses ................................................         (105,536)
                                                                                           -----------
Total expenses after waiver and reimbursement .......................................                             27,924
                                                                                                             -----------
Investment income--net ..............................................................                             15,974
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss)--Net:
Realized gain (loss) on:
  Investments--net (net of $782 deferred foreign capital gain tax) ..................          129,251
  Foreign currency transactions--net ................................................           (3,091)          126,160
                                                                                           -----------
Change in unrealized appreciation/depreciation on:
  Investments--net (net of $99 deferred foreign capital gain tax credit) ............          (18,221)
  Foreign currency transactions--net ................................................              376           (17,845)
                                                                                           -----------       -----------
Total realized and unrealized gain--net .............................................                            108,315
                                                                                                             -----------
Net Increase in Net Assets Resulting from Operations ................................                        $   124,289
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Statement of Changes in Net Assets

                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
                                                                                             June 30,        December 31,
Increase (Decrease) in Net Assets:                                                             2006              2005**
------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ..............................................................      $    15,974       $    11,600
Realized gain--net ..................................................................          126,160           104,165
Change in unrealized appreciation/depreciation--net .................................          (17,845)          366,523
                                                                                           -----------------------------
Net increase in net assets resulting from operations ................................          124,289           482,288
                                                                                           -----------------------------
------------------------------------------------------------------------------------------------------------------------
Dividends & Distributions to Shareholders:
Investment income--net:
  Class I ...........................................................................               --           (15,991)
  Class II ..........................................................................               --                (5)
  Class III .........................................................................               --                (5)
Realized gain--net:
  Class I ...........................................................................          (40,398)          (77,864)
  Class II ..........................................................................              (10)              (22)
  Class III .........................................................................              (10)              (22)
                                                                                           -----------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders          (40,418)          (93,909)
                                                                                           -----------------------------
------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Net increase in net assets derived from capital share transactions ..................        1,238,862         3,686,650
                                                                                           -----------------------------
------------------------------------------------------------------------------------------------------------------------
Net Assets:
Total increase in net assets ........................................................        1,322,733         4,075,029
Beginning of period .................................................................        4,078,029             3,000
                                                                                           -----------------------------
End of period* ......................................................................      $ 5,400,762       $ 4,078,029
                                                                                           =============================
------------------------------------------------------------------------------------------------------------------------
  * Undistributed (accumulated distributions in excess of) investment income--net ...      $    13,547       $    (2,427)
 ** The Portfolio commenced operations just prior to the close of business on              =============================
    December 31, 2004.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Financial Highlights

                                                                                                     Class I
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005***
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $     11.32       $     10.00
                                                                                           -----------       -----------
Investment income--net** ............................................................              .03               .04
Realized and unrealized gain--net ...................................................              .37              1.55
                                                                                           -----------       -----------
Total from investment operations ....................................................              .40              1.59
                                                                                           -----------       -----------
Less dividends & distributions:
  Investment income--net ............................................................               --              (.05)
  Realized gain--net ................................................................             (.10)             (.22)
                                                                                           -----------       -----------
Total dividends and distributions ...................................................             (.10)             (.27)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $     11.62       $     11.32
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:+
Based on net asset value per share ..................................................             3.47%@           15.87%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver and reimbursement ...........................................             1.17%*            1.17%
                                                                                           ===========       ===========
Expenses ............................................................................             5.59%*            4.41%
                                                                                           ===========       ===========
Investment income--net ..............................................................              .67%*             .37%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $     5,398       $     4,076
                                                                                           ===========       ===========
Portfolio turnover ..................................................................            49.82%           103.34%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Based on average shares outstanding.
*** The Portfolio commenced operations just prior to the close of business on December 31, 2004.
+     Total investment returns exclude insurance-related fees and expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Financial Highlights (continued)

                                                                                                      Class II
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005***
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $     11.32       $     10.00
                                                                                           -----------       -----------
Investment income--net** ............................................................              .05               .04
Realized and unrealized gain--net ...................................................              .36              1.55
                                                                                           -----------       -----------
Total from investment operations ....................................................              .41              1.59
                                                                                           -----------       -----------
Less dividends & distributions:
  Investment income--net ............................................................               --              (.05)
  Realized gain--net ................................................................             (.10)             (.22)
                                                                                           -----------       -----------
Total dividends and distributions ...................................................             (.10)             (.27)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $     11.63       $     11.32
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:+
Based on net asset value per share ..................................................             3.56%@           15.87%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver and reimbursement ...........................................             1.17%*            1.17%
                                                                                           ===========       ===========
Expenses ............................................................................             5.59%*            4.41%
                                                                                           ===========       ===========
Investment income--net ..............................................................              .66%*             .37%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $         1       $         1
                                                                                           ===========       ===========
Portfolio turnover ..................................................................            49.82%           103.34%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Based on average shares outstanding.
*** The Portfolio commenced operations just prior to the close of business on December 31, 2004.
+     Total investment returns exclude insurance-related fees and expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Financial Highlights (concluded)

                                                                                                     Class III
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005***
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $     11.32       $     10.00
                                                                                           -----------       -----------
Investment income--net** ............................................................              .05               .04
Realized and unrealized gain--net ...................................................              .36              1.55
                                                                                           -----------       -----------
Total from investment operations ....................................................              .41              1.59
                                                                                           -----------       -----------
Less dividends & distributions:
  Investment income--net ............................................................               --              (.05)
  Realized gain--net ................................................................             (.10)             (.22)
                                                                                           -----------       -----------
Total dividends and distributions ...................................................             (.10)             (.27)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $     11.63       $     11.32
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:+
Based on net asset value per share ..................................................             3.56%@           15.87%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver and reimbursement ...........................................             1.17%*            1.17%
                                                                                           ===========       ===========
Expenses ............................................................................             5.59%*            4.41%
                                                                                           ===========       ===========
Investment income--net ..............................................................              .66%*             .37%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $         1       $         1
                                                                                           ===========       ===========
Portfolio turnover ..................................................................            49.82%           103.34%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Based on average shares outstanding.
*** The Portfolio commenced operations just prior to the close of business on December 31, 2004.
+     Total investment returns exclude insurance-related fees and expenses.
@     Aggregate total investment return.


      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Global SmallCap Portfolio
Notes to Financial Statements

1. Significant Accounting Policies:

FAM Series Fund, Inc. (the "Fund") is an open-end management investment company that is comprised of 14 separate portfolios. Each portfolio offers three classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect, wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Mercury Global SmallCap Portfolio (the "Portfolio") is classified as "diversified," as defined in the Investment Company Act of 1940, as amended. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

      Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

      Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Portfolio under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

      Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times.

Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio may write and purchase call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium received is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Portfolio invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

      (d) Income taxes--It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

      (f) Dividends and distributions--Dividends and distributions paid by the Portfolio are recorded on the ex-dividend dates.

      (g) Expenses--Certain expenses have been allocated to the individual portfolios in the Fund on a pro rata basis based upon the respective aggregate net asset value of each portfolio included in the Fund.

      (h) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Portfolio typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

      (i) Offering costs--Prepaid offering costs were amortized over a 12-month period beginning with the commencement of operations of the Portfolio.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor") which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      MLIM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at the annual rate of .85% of the average daily value of the Portfolio's net assets. MLIM has agreed to voluntarily waive fees so that the total annual portfolio operating expenses do not exceed 1.17%, exclusive of distribution fees. MLIM may discontinue or reduce this waiver at any time without notice. For the six months ended June 30, 2006, MLIM earned fees of $20,298, all of which was waived. In addition, MLIM reimbursed the Portfolio in the amount of $85,238. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLAM U.K. provides investment advisory services to MLIM with respect to the Portfolio. There was no increase in the aggregate fees paid by the Portfolio for these services.

      Pursuant to the Distribution Plans adopted by the Fund, in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Portfolio pays the Distributor ongoing distribution fees each month at the annual rate of .15% and ..25% of the average daily value of the Portfolio's Class II and Class III net assets, respectively. For the six months ended June 30, 2006, the distribution fees were not accrued for Class II and Class III.

      The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund and the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM.

      For the six months ended June 30, 2006, the Portfolio reimbursed MLIM $50 for certain accounting services.

      In addition, MLPF&S earned $792 in commissions on the execution of portfolio security transactions for the six months ended June 30, 2006.

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, MLAM U.K., FDS, FAMD, ML & Co., and/or MLIM, LLC.

      In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including MLIM, to the investment management business of BlackRock, Inc. The transaction is expected to close at the end of the third quarter of 2006.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2006 were $3,143,400 and $2,266,847, respectively.

4. Capital Share Transactions:

Net increase in net assets resulting from capital share transactions was $1,238,862 and $3,686,650 for the six months ended June 30, 2006 and for the year ended December 31, 2005, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class I Shares for the Six Months Ended                                Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            103,786         $ 1,231,489
Shares issued to shareholders in
  reinvestment of distributions ........              3,227              40,398
                                                -----------         -----------
Total issued ...........................            107,013           1,271,887
Shares redeemed ........................             (2,717)            (33,045)
                                                -----------         -----------
Net increase ...........................            104,296         $ 1,238,842
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class I Shares for the Year Ended                                      Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            447,134         $ 4,571,140
Shares issued to shareholders in
  reinvestment of dividends ............              8,284              93,856
                                                -----------         -----------
Total issued ...........................            455,418           4,664,996
Shares redeemed ........................            (95,354)           (978,400)
                                                -----------         -----------
Net increase ...........................            360,064         $ 3,686,596
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

-------------------------------------------------------------------------------
Class II Shares for the Six Months Ended                               Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ........                 .8         $        10
                                                -----------         -----------
Net increase ...........................                 .8         $        10
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class II Shares for the Year Ended                                     Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................                  2         $        27
                                                -----------         -----------
Net increase ...........................                  2         $        27
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

-------------------------------------------------------------------------------
Class III Shares for the Six Months Ended                              Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ........                 .8         $        10
                                                -----------         -----------
Net increase ...........................                 .8         $        10
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class III Shares for the Year Ended                                    Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................                  2         $        27
                                                -----------         -----------
Net increase ...........................                  2         $        27
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

5. Commitments:

At June 30, 2006, the Portfolio had entered into foreign exchange contracts under which it had agreed to purchase and sell various foreign currencies with approximate values of $16,000 and $13,000, respectively.

FAM Series Fund, Inc.
Mercury International Index Portfolio
A Discussion With Your Portfolio Managers

How did the Portfolio perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2006, Mercury International Index Portfolio's Class I and Class II Shares had total returns of +9.63% and +9.54%, respectively. For the same period, the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index returned +10.16%.

      The MSCI EAFE Index is a free-float adjusted, market-capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada. As the value of the MSCI EAFE fluctuated during the past six months, the Portfolio's performance generally tracked that of the index.

      The Fund's six-month reporting period comprised two very different quarters. Global economic growth rebounded dramatically in the first quarter of 2006 after a slowdown in the latter part of 2005. In an environment of renewed equity market volatility, the pickup occurred across all major regions. International equity markets continued to outperform U.S. equity markets for the first quarter as well as the full six-month period. In the first quarter, the MSCI EAFE Index gained +9.40%.

      However, the second quarter was a difficult period for investors worldwide. The MSCI EAFE Index managed to post a +.70% return. As was the case in the first quarter, market volatility continued, but this time leaning in a negative direction. By early May, profit taking, global concerns over moderating economic growth, record-high commodity prices, a resurgence of inflationary fears and overall higher interest rates all began to take their toll on equity markets worldwide. Central banks boosted interest rates to curtail emergent inflation, stemming a global rally in stocks. Nations in which borrowing costs were elevated included the United States, Canada, the Eurozone, Denmark, Sweden, China, India, South Korea, South Africa, Malaysia, Thailand and Turkey. In addition, geopolitical risks associated with events in Iraq, Iran and North Korea lurked in the background. These factors rattled markets enough to spark a significant sell-off in May, marking the start of a market correction.

      Nonetheless, global economic and market fundamentals remained sound throughout the period, with world economies generally continuing to grow at a rate above the three-year average. Productivity gains in both the developed and developing worlds and ongoing corporate restructuring were supportive, countering intensifying headwinds such as inflationary pressures in the second quarter. Corporate profit margins in the major markets continued to be at high levels relative to history. Furthermore, corporate sectors in the major economies remained in healthy financial positions, with profits covering dividends and capital spending while also allowing some repayment of debt.

      For the six-month period, Europe led among developed regions in terms of performance, with the MSCI Europe Index returning +13.58%. Almost all of the 16 European MSCI country indexes delivered double-digit gains for the period. Denmark and Switzerland were the only exceptions, with a +9.95% return for both nations. The strongest- performing European markets were Norway (+22.67%), Portugal (+21.83%) and Spain (+16.48%). In the first quarter, takeover speculation largely supported the climb in European equities, as merger-and-acquisition (M&A) activity was a central theme. European markets struck multi-year peaks during the quarter on the back of a takeover boom. The value of announced purchases in Europe more than doubled to $454 billion in the first quarter from a year earlier. Bids extended to larger companies, compared to a concentration of deals in the small-cap and mid-cap segments in 2005. Notable examples included Unicredito/Hypovereinsbank, EON/Endesa, BNP/BNL, Suez/GDF and Ferrovial/BAA.

      In the second quarter, as evidence of moderating economic growth mounted elsewhere in the developed world, the Eurozone remained resilient. European companies were the leaders in analysts' upgrades. Economic growth accelerated across the region, as increased exports spurred investment and hiring. Both business and consumer confidence rose to five-year highs by period-end.

      In general, favorable economic data prevailed in Europe for the period. June was a particularly positive month in terms of economic data. The services sector, which accounts for a third of Europe's economy, expanded the most that it has in six years. Manufacturing also advanced at its fastest monthly rate in six years. Unemployment dropped to the lowest level in almost five years. Retail sales rose for a third straight month, as consumers' greater willingness to buy gave companies more leverage to raise prices. In June, business confidence in Germany, the region's largest economy, reached its highest level since the country's reunification in 1991. The United Kingdom, Europe's second-largest economy, experienced its 56th consecutive quarter of economic expansion in the second quarter of this year, led by strength in the retail and banking sectors.

      In an effort to counter rising inflation, the European Central Bank (ECB) raised its target interest rate 25 basis points (.25%) in March and June, bringing the lending rate to a three-year high of 2.75%. March's interest rate hike followed the ECB's first interest rate increase in five years last December.

      In the Australasia/Far East region, stocks came under pressure during the second quarter amid profit taking and concerns over slowing global economic growth, especially in the United States, Asia's biggest export market. Nonetheless, New Zealand (-11.63%) was the sole decliner for the semi-annual period. Singapore (+11.35%) was the top performer, as greater electronic exports and rising employment fostered consumer spending in Southeast Asia's fourth-largest economy.

      For the six-month period, Japan was the worst performer of the world's biggest developed markets, with the MSCI Japan Index returning +1.91%. Stocks declined mainly on the prospect of the nation's first interest rate increase in more than a decade. Nevertheless, healthy export growth and greater business confidence bolstered the case for an ongoing economic recovery. The Japanese economy grew at an annualized rate of 3.1% in the first quarter, fueled by the second-biggest increase in corporate spending since 1990. More positive economic data in the second quarter reaffirmed the end of a decade of deflation, which was declared officially over by the Bank of Japan in March. Business investment, buoyed by substantial improvements in labor productivity, led the economic recovery over the period.

      The Bank of Japan's Tankan Survey (its short-term economic outlook) showed that Japanese firms plan to increase spending this fiscal year at the fastest rate in 16 years. Bank lending grew at the strongest pace in more than a decade during the period, as companies in the world's second-largest economy borrowed funds to expand production. Japan was the only major economy distinguished by accelerating payroll gains in the second quarter. Higher wages and unemployment at an eight-year low of 4% prompted consumers to spend more, boosting sales at retailers such as Takashimaya, the nation's largest department store operator.

      Turning to currency performance over the six-month period, the U.S. dollar lost 7.75% against the euro, 7.18% against the British pound and 3.15% against the Japanese yen. Exchange rates were largely driven by interest rate decisions and expectations in the United States. Interest rates are expected to continue driving exchange rates as the Federal Reserve Board winds down its interest rate-hiking campaign.

What changes were made to the Portfolio during the period?

Throughout the period, as changes were made to the composition of the MSCI EAFE Index, the Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

How would you characterize the Portfolio's position at the close of the period?

We believe the Portfolio remains positioned to match the risk characteristics of its benchmark, regardless of the direction of international markets.

Debra L. Jelilian
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

July 27, 2006

FAM Series Fund, Inc.
Mercury International Index Portfolio
Average Annual Total Return--Class I Shares*
--------------------------------------------------------------------------------
Period Covered                                                           Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                   +26.12%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                     +16.71
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury International Index Portfolio
Average Annual Total Return--Class II Shares*
--------------------------------------------------------------------------------
Period Covered                                                           Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                   +26.10%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                     +16.62
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury International Index Portfolio
Average Annual Total Return--Class III Shares*
--------------------------------------------------------------------------------
Period Covered                                                           Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                   +26.25%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                     +16.71
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury International Index Portfolio
Recent Performance Results
--------------------------------------------------------------------------------
                                                    6-Month           12-Month
As of June 30, 2006                              Total Return       Total Return
--------------------------------------------------------------------------------
Class I Shares*                                    + 9.63%            +26.12%
--------------------------------------------------------------------------------
Class II Shares*                                   + 9.54             +26.10
--------------------------------------------------------------------------------
Class III Shares*                                  + 9.63             +26.25
--------------------------------------------------------------------------------
MSCI EAFE Index--Cap Weighted**                    +10.16             +26.56
--------------------------------------------------------------------------------
* Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. Returns do not show the effects of distribution fees (12b-1 fees) applicable to Class III Shares because these fees have not yet been charged. If such fees were included, returns shown would have been lower.
** This unmanaged capitalization-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and that are selected from among the larger-capitalization companies in such markets.

      Past results shown should not be considered a representation of future performance.

FAM Series Fund, Inc.
Mercury International Index Portfolio
Disclosure of Expenses

Shareholders of this Portfolio may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2006 and held through June 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

      The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

      The second table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

      The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                           Expenses Paid
                                                        Beginning          Ending       During the Period*
                                                      Account Value     Account Value   January 1, 2006 to
                                                     January 1, 2006    June 30, 2006     June 30, 2006
==========================================================================================================
Actual
==========================================================================================================
Class I                                                   $1,000          $1,096.30           $3.08
----------------------------------------------------------------------------------------------------------
Class II                                                  $1,000          $1,095.40           $3.87
----------------------------------------------------------------------------------------------------------
Class III                                                 $1,000          $1,096.30           $3.08
==========================================================================================================
Hypothetical (5% annual return before expenses)**
==========================================================================================================
Class I                                                   $1,000          $1,021.96           $2.97
----------------------------------------------------------------------------------------------------------
Class II                                                  $1,000          $1,021.21           $3.73
----------------------------------------------------------------------------------------------------------
Class III                                                 $1,000          $1,021.96           $2.97
----------------------------------------------------------------------------------------------------------

* For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (.59% for Class I, .74% for Class II, and .59% for Class III), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Currently, Class III Shares have money from an affiliated entity and are not accruing their distribution fees (12b-1 fees). If, during the period, the distribution fees were accrued, the actual expense ratio would have been approximately .84%, the actual expenses paid would have been approximately $4.39, and the hypothetical expenses paid would have been $4.23 for Class III.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

FAM Series Fund, Inc.
Mercury International Index Portfolio
Portfolio Information as of June 30, 2006

                                                                      Percent of
Geographic Allocation                                          Total Investments
--------------------------------------------------------------------------------
United Kingdom .........................................                   24.0%
Japan ..................................................                   23.7
France .................................................                    9.7
Germany ................................................                    6.9
Switzerland ............................................                    6.8
Australia ..............................................                    5.3
Spain ..................................................                    3.8
Italy ..................................................                    3.8
Netherlands ............................................                    3.4
Sweden .................................................                    2.4
Hong Kong ..............................................                    1.6
Finland ................................................                    1.5
United States ..........................................                    1.2
Belgium ................................................                    1.1
Norway .................................................                    0.8
Singapore ..............................................                    0.8
Ireland ................................................                    0.8
Denmark ................................................                    0.7
Greece .................................................                    0.6
Austria ................................................                    0.5
Portugal ...............................................                    0.3
New Zealand ............................................                    0.1
Cayman Islands .........................................                    0.1
Bermuda ................................................                     --*
Other ** ...............................................                    0.1
--------------------------------------------------------------------------------
*     Amount is less than 0.1%
**    Includes portfolio holdings in short-term investments.

FAM Series Fund, Inc.
Mercury International Index Portfolio
Summary Schedule of Investments as of June 30, 2006            (in U.S. dollars)

This summary schedule of investments is presented to help investors focus on the Portfolio's principal holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-637-3863 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                                             Shares                                                                       Percent of
Industry                                       Held                     Common Stocks                       Value         Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense                                     Other Securities .............................   $   103,213          0.6%
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics                                 Other Securities .............................        50,253          0.3
------------------------------------------------------------------------------------------------------------------------------------
Airlines                                                Other Securities .............................        45,256          0.3
------------------------------------------------------------------------------------------------------------------------------------
Auto Components                                         Other Securities .............................       126,201          0.8
------------------------------------------------------------------------------------------------------------------------------------
Automobiles                                   2,200     Honda Motor Co., Ltd. ........................        69,860          0.4
                                              4,100     Toyota Motor Corp. ...........................       214,836          1.3
                                                        Other Securities .............................       174,257          1.0
                                                                                                         ---------------------------
                                                                                                             458,953          2.7
------------------------------------------------------------------------------------------------------------------------------------
Beverages                                     4,190     Diageo Plc ...................................        70,483          0.4
                                                        Other Securities .............................       147,561          0.9
                                                                                                         ---------------------------
                                                                                                             218,044          1.3
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology                                           Other Securities .............................        18,804          0.1
------------------------------------------------------------------------------------------------------------------------------------
Building Products                                       Other Securities .............................       112,502          0.7
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets                               1,694     Credit Suisse Group ..........................        94,587          0.6
                                                732     Deutsche Bank AG Registered Shares ...........        82,366          0.5
                                              1,526     UBS AG Registered Shares .....................       166,926          1.0
                                                        Other Securities .............................       222,443          1.3
                                                                                                         ---------------------------
                                                                                                             566,322          3.4
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                               Other Securities .............................       492,444          2.9
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                              2,569     ABN AMRO Holding NV ..........................        70,263          0.4
                                              1,190     BNP Paribas ..................................       113,892          0.7
                                              4,991     Banco Bilbao Vizcaya Argentaria SA ...........       102,619          0.6
                                              8,539     Banco Santander Central Hispano SA ...........       124,689          0.7
                                              9,448     Barclays Plc .................................       107,382          0.6
                                              5,560     HBOS Plc .....................................        96,665          0.6
                                             16,648     HSBC Holdings Plc ............................       292,980          1.7
                                              8,114     Lloyds TSB Group Plc .........................        79,764          0.5
                                                 13     Mitsubishi UFJ Financial Group, Inc. .........       179,994          1.1
                                                 13     Mizuho Financial Group, Inc. .................       110,196          0.7
                                              4,665     Royal Bank of Scotland Group Plc .............       153,409          0.9
                                                521     Societe Generale .............................        76,611          0.5
                                                  8     Sumitomo Mitsui Financial Group, Inc. ........        84,678          0.5
                                             11,112     UniCredito Italiano SpA ......................        86,998          0.5
                                                        Other Securities .............................     1,025,307          6.1
                                                                                                         ---------------------------
                                                                                                           2,705,447         16.1
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies                          Other Securities .............................       166,773          1.0
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment                      6,062     Nokia Oyj ....................................       123,710          0.7
                                             21,441     Telefonaktiebolaget LM Ericsson ..............        70,840          0.4
                                                        Other Securities .............................        38,385          0.2
                                                                                                         ---------------------------
                                                                                                             232,935          1.3
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals                                 Other Securities .............................        81,716          0.5
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                              Other Securities .............................       129,800          0.8
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials                                  Other Securities .............................       133,541          0.8
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance                                        Other Securities .............................        77,630          0.5
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging                                  Other Securities .............................        19,588          0.1
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury International Index Portfolio
Summary Schedule of Investments as of June 30, 2006 (continued)
                                                               (in U.S. dollars)

                                             Shares                                                                       Percent of
Industry                                       Held                    Common Stocks                          Value       Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Distributors                                            Other Securities .............................   $    15,156          0.1%
------------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services                           Other Securities .............................         3,455          0.0
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                2,683     ING Groep NV CVA .............................       105,424          0.6
                                                        Other Securities .............................       150,561          0.9
                                                                                                         ---------------------------
                                                                                                             255,985          1.5
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                 6,484     Telefonica SA ................................       107,946          0.6
Services                                                Other Securities .............................       435,731          2.6
                                                                                                         ---------------------------
                                                                                                             543,677          3.2
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities                              898     E.ON AG ......................................       103,364          0.6
                                                        Other Securities .............................       405,583          2.4
                                                                                                         ---------------------------
                                                                                                             508,947          3.0
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                                    Other Securities .............................       156,909          0.9
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments                      Other Securities .............................       170,115          1.0
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services                             Other Securities .............................        53,223          0.3
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing                     11,372     Tesco Plc ....................................        70,251          0.4
                                                        Other Securities .............................       242,819          1.4
                                                                                                         ---------------------------
                                                                                                             313,070          1.8
------------------------------------------------------------------------------------------------------------------------------------
Food Products                                   594     Nestle SA Registered Shares ..................       186,201          1.1
                                                        Other Securities .............................       251,840          1.5
                                                                                                         ---------------------------
                                                                                                             438,041          2.6
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities                                           Other Securities .............................        62,594          0.4
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies                        Other Securities .............................        89,859          0.5
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services                        Other Securities .............................        40,809          0.2
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                           Other Securities .............................       174,505          1.0
------------------------------------------------------------------------------------------------------------------------------------
Household Durables                                      Other Securities .............................       339,289          2.0
------------------------------------------------------------------------------------------------------------------------------------
Household Products                                      Other Securities .............................        68,044          0.4
------------------------------------------------------------------------------------------------------------------------------------
IT Services                                             Other Securities .............................        56,138          0.3
------------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                           Other Securities .............................        18,583          0.1
Energy Traders
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates                      1,215     Siemens AG ...................................       105,689          0.6
                                                        Other Securities .............................       107,679          0.7
                                                                                                         ---------------------------
                                                                                                             213,368          1.3
------------------------------------------------------------------------------------------------------------------------------------
Insurance                                     2,413     AXA ..........................................        79,171          0.5
                                                584     Allianz AG Registered Shares .................        92,237          0.5
                                                        Other Securities .............................       582,199          3.5
                                                                                                         ---------------------------
                                                                                                             753,607          4.5
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail                               Other Securities .............................        28,648          0.2
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services                            Other Securities .............................        21,503          0.1
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products                            Other Securities .............................        64,489          0.4
------------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services                          Other Securities .............................         1,362          0.0
------------------------------------------------------------------------------------------------------------------------------------
Machinery                                               Other Securities .............................       333,637          2.0
------------------------------------------------------------------------------------------------------------------------------------
Marine                                                  Other Securities .............................        45,504          0.3
------------------------------------------------------------------------------------------------------------------------------------
Media                                                   Other Securities .............................       339,353          2.0
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury International Index Portfolio
Summary Schedule of Investments as of June 30, 2006 (continued)
                                                               (in U.S. dollars)

                                             Shares                                                                       Percent of
Industry                                       Held                    Common Stocks                          Value       Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining                               2,080     Anglo American Plc ...........................   $    85,328          0.5%
                                              5,001     BHP Billiton Ltd. ............................       107,749          0.7
                                              3,576     BHP Billiton Plc .............................        69,381          0.4
                                              1,562     Rio Tinto Plc Registered Shares ..............        82,597          0.5
                                                        Other Securities .............................       341,062          2.0
                                                                                                         ---------------------------
                                                                                                             686,117          4.1
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                                         Other Securities .............................       229,268          1.4
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail                                        Other Securities .............................        87,903          0.5
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics                            1,650     Canon, Inc. ..................................        80,974          0.5
                                                        Other Securities .............................        38,774          0.2
                                                                                                         ---------------------------
                                                                                                             119,748          0.7
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                   5,209     BG Group Plc .................................        69,608          0.4
                                             30,345     BP Plc .......................................       353,867          2.1
                                              3,736     ENI SpA ......................................       109,920          0.7
                                              5,701     Royal Dutch Shell Plc ........................       191,907          1.1
                                              3,976     Royal Dutch Shell Plc Class B ................       139,061          0.8
                                              3,205     Total SA .....................................       210,847          1.3
                                                        Other Securities .............................       224,565          1.3
                                                                                                         ---------------------------
                                                                                                           1,299,775          7.7
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                                 Other Securities .............................        63,904          0.4
------------------------------------------------------------------------------------------------------------------------------------
Personal Products                                       Other Securities .............................        64,586          0.4
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                               2,316     AstraZeneca Plc ..............................       139,816          0.8
                                              8,549     GlaxoSmithKline Plc ..........................       238,917          1.4
                                              3,382     Novartis AG Registered Shares ................       182,766          1.1
                                              1,020     Roche Holding AG .............................       168,279          1.0
                                              1,464     Sanofi-Aventis ...............................       142,830          0.9
                                              1,300     Takeda Pharmaceutical Co., Ltd. ..............        80,969          0.5
                                                        Other Securities .............................       175,454          1.0
                                                                                                         ---------------------------
                                                                                                           1,129,031          6.7
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)                   Other Securities .............................       150,285          0.9
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Management                                  Other Securities .............................       314,006          1.9
& Development
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail                                             Other Securities .............................       155,130          0.9
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                                        Other Securities .............................       115,378          0.7
Semiconductor Equipment
------------------------------------------------------------------------------------------------------------------------------------
Software                                        338     SAP AG .......................................        71,311          0.4
                                                        Other Securities .............................        44,094          0.3
                                                                                                         ---------------------------
                                                                                                             115,405          0.7
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail                                        Other Securities .............................       138,957          0.8
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                        Other Securities .............................       134,146          0.8
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance                              Other Securities .............................        14,817          0.1
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                                                 Other Securities .............................       161,443          1.0
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors                        Other Securities .............................       158,652          0.9
------------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure                           Other Securities .............................        63,794          0.4
------------------------------------------------------------------------------------------------------------------------------------
Water Utilities                                         Other Securities .............................        21,552          0.1
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services          88,682     Vodafone Group Plc ...........................       189,036          1.1
                                                        Other Securities .............................       113,364          0.7
                                                                                                         ---------------------------
                                                                                                             302,400          1.8
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks (Cost--$14,732,411) ......    16,375,589         97.2
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury International Index Portfolio
Summary Schedule of Investments as of June 30, 2006 (concluded)
                                                               (in U.S. dollars)

                                             Shares                                                                       Percent of
Industry                                       Held                   Exchange-Traded Funds                  Value        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                                              3,040     iShares MSCI EAFE Index Fund .................   $   198,238          1.2%
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Exchange-Traded Funds (Cost--$193,852) .       198,238          1.2
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Automobiles                                             Other Securities .............................        18,731          0.1
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                               Other Securities .............................         9,255          0.1
------------------------------------------------------------------------------------------------------------------------------------
Insurance                                               Other Securities .............................         1,043          0.0
------------------------------------------------------------------------------------------------------------------------------------
Media                                                   Other Securities .............................         2,397          0.0
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                                         Other Securities .............................         1,732          0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Preferred Stocks (Cost--$25,282) .......        33,158          0.2
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Rights
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                               Other Securities .............................           375          0.0
------------------------------------------------------------------------------------------------------------------------------------
Machinery                                               Other Securities .............................            53          0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Rights (Cost--$0) ......................           428          0.0
------------------------------------------------------------------------------------------------------------------------------------

                                         Beneficial
                                           Interest                 Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                            $12,705     Merrill Lynch Liquidity Series, LLC
                                                          Cash Sweep Series I, 4.78% (a)(b) ..........        12,705          0.1
                                                        Other Securities .............................           907          0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities
                                                        (Cost--$13,612) ..............................        13,612          0.1
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments
                                                        (Cost--$14,965,157*) .........................    16,621,025         98.7

                                                        Other Assets Less Liabilities ................       213,808          1.3
                                                                                                         ---------------------------
                                                        Net Assets ...................................   $16,834,833        100.0
                                                                                                         ===========================

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................    $15,003,296
                                                                    ===========
      Gross unrealized appreciation ............................    $ 1,907,973
      Gross unrealized depreciation ............................       (290,244)
                                                                    -----------
      Net unrealized appreciation ..............................    $ 1,617,729
                                                                    ===========

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------
                                                                             Net            Interest
      Affiliate                                                           Activity           Income
      ----------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I ..           $4,436            $1,489
      ----------------------------------------------------------------------------------------------

(b)   Represents the current yield as of 6/30/2006.
o     Financial futures contracts purchased as of June 30, 2006 were as follows:

      ----------------------------------------------------------------------------------------------
      Number of                                  Expiration              Face            Unrealized
      Contracts               Issue                 Date                 Value          Appreciation
      ----------------------------------------------------------------------------------------------
           1           Topix Index Future      September 2006          $137,031            $2,015
      ----------------------------------------------------------------------------------------------

o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Portfolio and issues not exceeding 1% of net assets.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury International Index Portfolio
Statement of Assets and Liabilities as of June 30, 2006

Assets:
Investments in unaffiliated securities, at value (identified cost--$14,952,452) .....                        $16,608,320
Investments in affiliated securities, at value (identified cost--$12,705) ...........                             12,705
Cash ................................................................................                                  9
Cash on deposit for financial futures contracts .....................................                              4,091
Foreign cash (cost--$110,070) .......................................................                            111,191
Receivables:
  Dividends .........................................................................      $    41,745
  Securities sold ...................................................................           33,448
  Investment adviser ................................................................            9,618
  Variation margin ..................................................................            3,913            88,724
                                                                                           -----------
Prepaid expenses and other assets ...................................................                             18,561
                                                                                                             -----------
Total assets ........................................................................                         16,843,601
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payables:
  Securities purchased ..............................................................            6,758
  Other affiliates ..................................................................              990
  Distributor .......................................................................              740
  Capital shares redeemed ...........................................................              280
                                                                                           -----------
Total liabilities ...................................................................                              8,768
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Net Assets ..........................................................................                        $16,834,833
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
Class I Shares of Common Stock, $.10 par value, 30,000,000 shares authorized ........                        $    85,478
Class II Shares of Common Stock, $.10 par value, 30,000,000 shares authorized .......                             50,342
Class III Shares of Common Stock, $.10 par value, 30,000,000 shares authorized ......                                 10
Paid-in capital in excess of par ....................................................                         14,161,618
Undistributed investment income--net ................................................      $   209,742
Undistributed realized capital gains--net ...........................................          667,893
Unrealized appreciation--net ........................................................        1,659,750
                                                                                           -----------
Total accumulated earnings--net .....................................................                          2,537,385
                                                                                                             -----------
Net Assets ..........................................................................                        $16,834,833
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
Class I--Based on net assets of $10,598,619 and 854,776 shares outstanding ..........                        $     12.40
                                                                                                             ===========
Class II--Based on net assets of $6,234,954 and 503,418 shares outstanding ..........                        $     12.39
                                                                                                             ===========
Class III--Based on net assets of $1,260 and 101.6 shares outstanding ...............                        $     12.40
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury International Index Portfolio
Statement of Operations for the Period Ended June 30, 2006

Investment Income:
Dividends (net of $25,449 foreign withholding tax) ..................................                        $   278,675
Interest (including $1,489 from affiliates) .........................................                              1,858
                                                                                                             -----------
Total income ........................................................................                            280,533
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Expenses:
Custodian fees ......................................................................      $    43,752
Investment advisory fees ............................................................           28,130
Pricing services ....................................................................           21,373
Printing and shareholder reports ....................................................           12,593
Professional fees ...................................................................           12,233
Accounting services .................................................................            6,387
Distribution fees--Class II .........................................................            4,224
Transfer agent fees--Class I ........................................................            1,534
Directors' fees and expenses ........................................................              938
Transfer agent fees--Class II .......................................................              824
Other ...............................................................................            3,751
                                                                                           -----------
Total expenses before waiver and reimbursement ......................................          135,739
Waiver and reimbursement of expenses ................................................          (84,095)
                                                                                           -----------
Total expenses after waiver and reimbursement .......................................                             51,644
                                                                                                             -----------
Investment income--net ..............................................................                            228,889
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss)--Net:
Realized gain (loss) on:
  Investments--net ..................................................................          693,907
  Financial futures contracts--net ..................................................          (19,005)
  Foreign currency transactions--net ................................................           11,984           686,886
                                                                                           -----------
Unrealized appreciation/depreciation on:
  Investments--net ..................................................................          426,993
  Financial futures contracts--net ..................................................            2,015
  Foreign currency transactions--net ................................................            2,482           431,490
                                                                                           -----------       -----------
Total realized and unrealized gain--net .............................................                          1,118,376
                                                                                                             -----------
Net Increase in Net Assets Resulting from Operations ................................                        $ 1,347,265
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury International Index Portfolio
Statement of Changes in Net Assets

                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
                                                                                             June 30,        December 31,
Increase (Decrease) in Net Assets:                                                             2006              2005**
------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ..............................................................      $   228,889       $   177,289
Realized gain--net ..................................................................          686,886            19,770
Change in unrealized appreciation/depreciation--net .................................          431,490         1,228,260
                                                                                           -----------------------------
Net increase in net assets resulting from operations ................................        1,347,265         1,425,319
                                                                                           -----------------------------
------------------------------------------------------------------------------------------------------------------------
Dividends & Distributions to Shareholders:
Investment income--net:
  Class I ...........................................................................           (3,410)         (123,408)
  Class II ..........................................................................           (2,095)          (66,578)
  Class III .........................................................................               --               (15)
Realized gain--net:
  Class I ...........................................................................           (5,810)          (21,615)
  Class II ..........................................................................           (3,569)          (11,993)
  Class III .........................................................................               (1)               (3)
                                                                                           -----------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders          (14,885)         (223,612)
                                                                                           -----------------------------
------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Net increase in net assets derived from capital share transactions ..................          646,915        13,650,831
                                                                                           -----------------------------
------------------------------------------------------------------------------------------------------------------------
Net Assets:
Total increase in net assets ........................................................        1,979,295        14,852,538
Beginning of period .................................................................       14,855,538             3,000
                                                                                           -----------------------------
End of period* ......................................................................       16,834,833        14,855,538
                                                                                           =============================
------------------------------------------------------------------------------------------------------------------------
  * Undistributed (accumulated distributions in excess of) investment income--net ...      $   209,742       $   (13,642)
 ** The Portfolio commenced operations just prior to the close of business on              =============================
    December 31, 2004

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury International Index Portfolio
Financial Highlights

                                                                                                       Class I
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005***
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $     11.32       $     10.00
                                                                                           -----------       -----------
Investment income--net** ............................................................              .18               .21
Realized and unrealized gain--net ...................................................              .91              1.29
                                                                                           -----------       -----------
Total from investment operations ....................................................             1.09              1.50
                                                                                           -----------       -----------
Less dividends and distributions from:
  Investment income--net ............................................................               --++            (.15)
  Realized gain--net ................................................................             (.01)             (.03)
                                                                                           -----------       -----------
Total dividends and distributions ...................................................             (.01)             (.18)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $     12.40       $     11.32
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:+
Based on net asset value per share ..................................................             9.63%@           14.93%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver and reimbursement ...........................................              .59%*             .59%
                                                                                           ===========       ===========
Expenses ............................................................................             1.64%*            2.00%
                                                                                           ===========       ===========
Investment income--net ..............................................................             2.92%*            2.05%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $    10,599       $     9,556
                                                                                           ===========       ===========
Portfolio turnover ..................................................................            33.35%            17.30%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Based on average shares outstanding.
*** The Portfolio commenced operations just prior to the close of business on December 31, 2004.
+     Total investment returns exclude insurance-related fees and expenses.
++    Amount is less than ($.01) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury International Index Portfolio
Financial Highlights (continued)

                                                                                                       Class II
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005***
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $     11.32       $     10.00
                                                                                           -----------       -----------
Investment income--net** ............................................................              .16               .11
Realized and unrealized gain--net ...................................................              .92              1.38
                                                                                           -----------       -----------
Total from investment operations ....................................................             1.08              1.49
                                                                                           -----------       -----------
Less dividends and distributions from:
  Investment income--net ............................................................               --++            (.14)
  Realized gain--net ................................................................             (.01)             (.03)
                                                                                           -----------       -----------
Total dividends and distributions ...................................................             (.01)             (.17)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $     12.39       $     11.32
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:+
Based on net asset value per share ..................................................             9.54%@           14.89%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver and reimbursement ...........................................              .74%*             .74%
                                                                                           ===========       ===========
Expenses ............................................................................             1.78%*            1.86%
                                                                                           ===========       ===========
Investment income--net ..............................................................             2.71%*            1.01%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $     6,235       $     5,298
                                                                                           ===========       ===========
Portfolio turnover ..................................................................            33.35%            17.30%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Based on average shares outstanding.
*** The Portfolio commenced operations just prior to the close of business on December 31, 2004.
+     Total investment returns exclude insurance-related fees and expenses.
++    Amount is less than ($.01) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury International Index Portfolio
Financial Highlights (concluded)

                                                                                                     Class III
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005***
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $     11.32       $     10.00
                                                                                           -----------       -----------
Investment income--net** ............................................................              .18               .21
Realized and unrealized gain--net ...................................................              .91              1.29
                                                                                           -----------       -----------
Total from investment operations ....................................................             1.09              1.50
                                                                                           -----------       -----------
Less dividends and distributions from:
  Investment income--net ............................................................               --++            (.15)
  Realized gain--net ................................................................             (.01)             (.03)
                                                                                           -----------       -----------
Total dividends and distributions ...................................................             (.01)             (.18)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $     12.40       $     11.32
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:+
Based on net asset value per share ..................................................             9.63%@           14.93%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver and reimbursement ...........................................              .59%*             .59%
                                                                                           ===========       ===========
Expenses ............................................................................             1.64%*            2.00%
                                                                                           ===========       ===========
Investment income--net ..............................................................             2.96%*            2.06%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $         1       $         1
                                                                                           ===========       ===========
Portfolio turnover ..................................................................            33.35%            17.30%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Based on average shares outstanding.
*** The Portfolio commenced operations just prior to the close of business on December 31, 2004.
+     Total investment returns exclude insurance-related fees and expenses.
++    Amount is less than ($.01) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury International Index Portfolio
Notes to Financial Statements

1. Significant Accounting Policies:

FAM Series Fund, Inc. (the "Fund") is an open-end management investment company that is comprised of 14 separate portfolios. Each portfolio offers three classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect, wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Mercury International Index Portfolio (the "Portfolio") is classified as "non-diversified," as defined in the Investment Company Act of 1940, as amended. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

      Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

      Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Portfolio under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

      Generally, trading in foreign securities, U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio may write and purchase call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium received is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Portfolio invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

      (d) Income taxes--It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

      (f) Dividends and distributions--Dividends and distributions paid by the Portfolio are recorded on the ex-dividend dates.

      (g) Expenses--Certain expenses have been allocated to the individual portfolios in the Fund on a pro rata basis based upon the respective aggregate net asset value of each portfolio included in the Fund.

      (h) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Portfolio typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor") which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      MLIM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at the annual rate of .35% of the average daily value of the Portfolio's net assets. MLIM has agreed to voluntarily waive fees so that the total annual portfolio operating expenses do not exceed .59%, exclusive of distribution fees. MLIM may discontinue or reduce this waiver at any time without notice. For the six months ended June 30, 2006, MLIM earned fees of $28,130, all of which was waived. In addition, MLIM reimbursed the Portfolio in the amount of $55,965.

      Pursuant to the Distribution Plans adopted by the Fund, in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Portfolio pays the Distributor an ongoing distribution fee each month at the annual rate of .15% and .25% of the average daily value of the Portfolio's Class II and Class III net assets, respectively. For the six months ended June 30, 2006, the distribution fees were not accrued for Class III.

      The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund and the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM.

      For the six months ended June 30, 2006, the Portfolio reimbursed MLIM $163 for certain accounting services.

      In addition, MLPF&S earned $23 in commissions on the execution of portfolio security transactions for the six months ended June 30, 2006.

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FDS, FAMD, ML & Co., and/or MLIM, LLC.

      In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including MLIM, to the investment management business of BlackRock, Inc. The transaction is expected to close at the end of the third quarter of 2006.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2006 were $6,007,157 and $5,355,136, respectively.

4. Capital Share Transactions:

Net increase in net assets resulting from capital share transactions was $646,915 and $13,650,831 for the six months ended June 30, 2006 and for the year ended December 31, 2005, respectively.

      Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class I Shares for the Six Months Ended                                Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................             36,290         $   444,774
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................                720               9,220
                                                -----------         -----------
Total issued ...........................             37,010             453,994
Shares redeemed ........................            (26,441)           (311,037)
                                                -----------         -----------
Net increase ...........................             10,569         $   142,957
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class I Shares for the Year Ended                                      Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            831,990         $ 8,377,226
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................             12,699             145,023
                                                -----------         -----------
Total issued ...........................            844,689           8,522,249
Shares redeemed ........................               (582)             (6,373)
                                                -----------         -----------
Net increase ...........................            844,107         $ 8,515,876
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

-------------------------------------------------------------------------------
Class II Shares for the Six Months Ended                               Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            286,772         $ 3,543,846
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................                442               5,664
                                                -----------         -----------
Total issued ...........................            287,214           3,549,510
Shares redeemed ........................           (252,019)         (3,045,553)
                                                -----------         -----------
Net increase ...........................             35,195         $   503,957
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class II Shares for the Year Ended                                     Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            477,673         $ 5,236,633
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................              6,880              78,571
                                                -----------         -----------
Total issued ...........................            484,553           5,315,204
Shares redeemed ........................            (16,430)           (180,267)
                                                -----------         -----------
Net increase ...........................            468,123         $ 5,134,937
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

-------------------------------------------------------------------------------
Class III Shares for the Six Months Ended                              Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ........                 --*        $         1
                                                -----------         -----------
Net increase ...........................                 --*        $         1
                                                ===========         ===========
-------------------------------------------------------------------------------
*     Amount is less than 1 share.

-------------------------------------------------------------------------------
Class III Shares for the Year Ended                                    Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................                  2         $        18
                                                -----------         -----------
Net increase ...........................                  2         $        18
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
A Discussion With Your Portfolio Managers

How did the Portfolio perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2006, Mercury Low Duration Portfolio's Class I Shares had a total return of +1.16%. For the same period, the Portfolio's unmanaged benchmark, the Merrill Lynch U.S. 1-3 Year Corporate and Government Index, returned +1.14%.

      It was a challenging period for fixed income investors. The Federal Reserve Board (the Fed), in its continuing effort to stave off inflation, advanced its measured program of monetary tightening. During this period, the Fed increased the federal funds rate (the short-term interest rate target) four times, bringing the target rate from 4.25% to 5.25%. In all, the Fed has increased interest rates 17 times since June 2004, for a total increase in the federal funds rate of 4.25%. In response to the most recent interest rate hikes, and despite some uncertain rhetoric from new Fed Chairman Ben Bernanke, yields rose all along the curve. After flattening considerably during the course of the Fed's interest rate-hiking campaign, the Treasury yield curve inverted intermittently throughout the past six months, with short-term yields exceeding longer-term yields.

      Because bond prices move in the opposite direction of yields, the rising interest rates exerted significant downward price pressure on fixed income securities. In all, six-month Treasury bill yields rose 87 basis points (.87%) to 5.24% while 10-year yields rose 76 basis points to 5.15%. These yields reflect the inverted shape of the curve at period-end.

      Amid these conditions, many fixed income asset classes, with the notable exception of those with the shortest maturities, posted negative returns.

What factors most influenced the Portfolio's performance?

The Portfolio provided competitive returns for the period relative to its benchmark. Performance continued to benefit from our short duration profile, which served to limit the Portfolio's sensitivity to interest rate risk. This helped to protect the Portfolio's underlying value as rates rose all along the curve. Similarly, our yield curve strategy, which included a continued underweighting of the short end, proved advantageous as the two year sector of the curve continued to suffer under the weight of a higher federal funds rate.

      Also benefiting performance versus the benchmark was our overweight exposure to credit and spread sectors, including asset-backed securities (ABS), mortgage-backed securities (MBS), collateralized MBS (CMBS) and corporate bonds. We maintained a position in these sectors representing roughly 80% of portfolio assets throughout the period. This compares to the index's composition of 40% spread sectors and 60% Treasury and agency securities. Because they are not as affected by interest rate changes as Treasury securities, these sectors of the market are less susceptible to interest rate risk and offer excess return versus Treasuries. We focused particularly on high-quality spread sectors, including ABS (19%) and CMBS (6%).

What changes were made to the Portfolio during the period?

We reduced our exposure to investment grade corporate securities in late 2005 as spreads in this sector moved to very tight levels. During this period, we maintained a consistent weighting of about 33% of assets, but moved up slightly in credit quality. We continue to favor higher-quality credits with an emphasis on structured assets, such as ABS, CMBS and MBS. In particular, we added to our position in mortgage product, particularly in the home equity loan sector. In all, we increased our allocation to MBS from 16.8% of net assets to 19%. In our view, mortgage product offers attractive yield while providing consistent cash flow.

      In terms of duration, we remained short relative to our benchmark throughout the period. By period-end, the Fund's duration, at 1.55 years, was approximately 10% underweight relative to the index's duration of 1.72 years. We believe this is the appropriate posture given the relative flatness of the yield curve.

How would you characterize the Portfolio's position at the close of the period?

We expect economic growth to cool in the face of a weakening housing market and high energy prices, both of which are expected to put a damper on the consumer and its support of the market. A slowdown in economic activity should help to calm some of the inflationary fears propagated by the Fed. While this gives us reason for optimism, we believe a relatively conservative approach is warranted amid the current economic uncertainty.

      This conservative approach is evident in our relatively short duration profile and emphasis on higher-quality spread product, including CMBS, ABS and investment grade corporate bonds. We remain especially cautious in our approach to the corporate sector, selectively adding individual credits without exposing the Portfolio to too much risk. In a mid-cycle economic slowdown, combined with a steepening Treasury curve, we would expect the credit curve to flatten, allowing high-quality spread sectors to perform well on a relative basis. We ended the period with an 80% allocation to spread sectors, consisting of 33% corporate bonds, 19% ABS, 19% MBS and 6% CMBS.

      Overall, we continue to monitor Fed language and the economic data and stand ready to adjust our strategy as conditions warrant.

John Burger
Vice President and Portfolio Manager

Patrick Maldari
Vice President and Portfolio Manager

James J. Pagano
Vice President and Portfolio Manager

Frank Viola
Vice President and Portfolio Manager

July 27, 2006

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Average Annual Total Return--Class I Shares*
--------------------------------------------------------------------------------
Period Covered                                                            Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                    +1.71%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                      +1.63
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Average Annual Total Return--Class II Shares*
--------------------------------------------------------------------------------
Period Covered                                                            Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                    +1.75%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                      +1.63
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Average Annual Total Return--Class III Shares*
--------------------------------------------------------------------------------
Period Covered                                                            Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                    +1.75%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                      +1.63
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Recent Performance Results
--------------------------------------------------------------------------------
                                          6-Month       12-Month    Standardized
As of June 30, 2006                    Total Return   Total Return  30-Day Yield
--------------------------------------------------------------------------------
Class I Shares*                            +1.16%         +1.71%         4.38%
--------------------------------------------------------------------------------
Class II Shares*                           +1.19          +1.75            --
--------------------------------------------------------------------------------
Class III Shares*                          +1.19          +1.75            --
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Corporate &
Government Index**                         +1.14          +1.94            --
--------------------------------------------------------------------------------
* Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. Returns do not show the effects of distribution fees (12b-1 fees) applicable to Class II and Class III Shares because these fees have not yet been charged. If such fees were included, returns shown would have been lower.
** This unmanaged Index is comprised of investment grade corporate bonds and U.S. Treasury and agency securities with a maturity ranging from one year to three years.

      Past results shown should not be considered a representation of future performance.

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Disclosure of Expenses

Shareholders of this Portfolio may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2006 and held through June 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

      The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

      The second table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

      The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                         Expenses Paid
                                                       Beginning          Ending      During the Period*
                                                     Account Value     Account Value  January 1, 2006 to
                                                    January 1, 2006    June 30, 2006    June 30, 2006
========================================================================================================
Actual
========================================================================================================
Class I                                                  $1,000          $1,011.60           $3.29
--------------------------------------------------------------------------------------------------------
Class II                                                 $1,000          $1,011.90           $3.29
--------------------------------------------------------------------------------------------------------
Class III                                                $1,000          $1,011.90           $3.29
========================================================================================================
Hypothetical (5% annual return before expenses)**
========================================================================================================
Class I                                                  $1,000          $1,021.53           $3.31
--------------------------------------------------------------------------------------------------------
Class II                                                 $1,000          $1,021.53           $3.31
--------------------------------------------------------------------------------------------------------
Class III                                                $1,000          $1,021.53           $3.31
--------------------------------------------------------------------------------------------------------

* For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (.66% for Class I, .66% for Class II and .66% for Class III), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Currently, Class II and Class III have money only from an affiliated entity and are not accruing their distribution fees (12b-1 fees). If, during the period, the distribution fees were accrued, the actual expense ratios would have been approximately .81% and .91%, the actual expenses paid would have been approximately $4.04 and $4.54, and the hypothetical expenses paid would have been approximately $4.54 and $4.56 for Class II and Class III, respectively.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Portfolio Information as of June 30, 2006

                                                                      Percent of
Asset Mix                                                      Total Investments
--------------------------------------------------------------------------------
Corporate Bonds ........................................                   29.4%
Government & Agency Obligations ........................                   28.4
Asset-Backed Securities ................................                   12.4
Non-Government Agency Mortgage-Backed Securities .......                    8.1
Government Agency Mortgage-Backed Securities ...........                    5.4
Preferred Stocks .......................................                    0.1
Other* .................................................                   16.2
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                               Face
                                             Amount                       Asset-Backed Securities+                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                         $  123,000     Asset-Backed Funding Certificates Series 2005-HE2
                                                           Class M9, 7.231% due 6/25/2035 (a) ........................  $   123,869
                                            141,120     GCO Slims Trust Series 2006-1A Class Note, 5.72%
                                                           due 3/01/2022 (d) .........................................      137,548
                                          1,053,000     GSAA Trust Series 2005-12 Class AF2, 4.972%
                                                           due 9/25/2035 (a) .........................................    1,031,116
                                            242,212     Harley-Davidson Motorcycle Trust Series 2003-1 Class A2,
                                                           2.63% due 11/15/2010 ......................................      236,602
                                                        National Collegiate Student Loan Trust, Class AIO:
                                            400,000        Series 2005-2, 7.73% due 3/25/2012 ........................      105,250
                                            733,247        Series 2005-GT1, 6.75% due 12/25/2009 .....................      155,357
                                            500,000     Popular ABS Mortgage Pass-Through Trust Series 2005-2
                                                           Class AF2, 4.415% due 4/25/2035 (a) .......................      493,182
                                            250,000     Residential Asset Mortgage Products, Inc. Series 2003-RZ3
                                                           Class A6, 3.40% due 3/25/2033 .............................      229,372
                                                        Residential Asset Securities Corporation:
                                            100,000        Series 2003-KS2 Class MI1, 4.80% due 4/25/2033 ............       96,634
                                            250,000        Series 2003-KS11 Class AI4, 4.51% due 2/25/2032 ...........      247,945
                                            217,939     Soundview Home Equity Loan Trust Series 2003-2
                                                           Class A2, 5.973% due 11/25/2033 (a) .......................      219,457
                                            450,000     Susquehanna Auto Lease Trust Series 2005-1A Class A3,
                                                           4.43% due 6/16/2008 (d) ...................................      444,224
                                            328,613     USAA Auto Owner Trust Series 2003-1 Class A4, 2.04%
                                                           due 2/16/2010 .............................................      325,938
                                            226,398     Volkswagen Auto Lease Trust Series 2004-A Class A3,
                                                           2.84% due 7/20/2007 .......................................      225,521
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Asset-Backed Securities
                                                        (Cost--$4,124,411)--11.9% ....................................    4,072,015
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Government Agency Mortgage-Backed Securities+
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Freddie Mac Mortgage Participation Certificates:
                                            410,301        5.00% due 12/01/2019 ......................................      395,521
                                            584,888        6.00% due 7/01/2034 .......................................      577,040
                                            741,666     Freddie Mac Multiclass Certificates Series 2625 Class JD,
                                                           3.25% due 7/15/2017 .......................................      691,324
                                             95,059     Ginnie Mae Trust Series 2005-9 Class A, 4.026%
                                                           due 5/16/2022 .............................................       91,856
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Government Agency Mortgage-Backed Securities
                                                        (Cost--$1,816,682)--5.2% .....................................    1,755,741
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                                        U.S. Treasury Notes:
                                          2,575,000        3% due 12/31/2006 (e) .....................................    2,546,132
                                            105,000        3.625% due 4/30/2007 ......................................      103,573
                                          1,700,000        4% due 8/31/2007 ..........................................    1,676,027
                                          5,000,000        4.875% due 4/30/2008 ......................................    4,972,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Government & Agency Obligations
                                                        (Cost--$9,375,348)--27.2% ....................................    9,298,582
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Non-Government Agency Mortgage-Backed Securities+
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                     727,192     JPMorgan Mortgage Trust Series 2005-A2 Class 4A1,
Obligations--5.9%                                           5.209% due 4/25/2035 (a) .................................      697,993
                                            618,773     Morgan Stanley Mortgage Loan Trust Series 2006-3AR
                                                            Class 2A3, 5.912% due 3/25/2036 (a) ......................      616,844
                                            126,386     Residential Accredit Loans, Inc. Series 2005-QS12
                                                            Class A8, 5.50% due 8/25/2035 (a) ........................      126,484
                                            593,978     Washington Mutual Series 2004-AR3 Class A1, 3.918%
                                                            due 6/25/2034 (a) ........................................      570,393
                                                                                                                        -----------
                                                                                                                          2,011,714
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Schedule of Investments as of June 30, 2006 (continued)        (in U.S. dollars)

                                               Face
                                             Amount           Non-Government Agency Mortgage-Backed Securities+            Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-                     $   22,625     JPMorgan Chase Commercial Mortgage Securities Corp.
Backed Securities--1.8%                                    Series 2001-CIBC Class A2, 6.001% due 3/15/2033 ...........  $    22,572
                                                        Wachovia Bank Commercial Mortgage Trust, Class A1:
                                            210,278        Series 2004-C14, 3.477% due 8/15/2041 .....................      203,379
                                            411,474        Series 2005-C17, 4.43% due 3/15/2042 ......................      402,731
                                                                                                                        -----------
                                                                                                                            628,682
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Non-Government Agency Mortgage-Backed
                                                        Securities (Cost--$2,686,750)--7.7% ..........................    2,640,396
-----------------------------------------------------------------------------------------------------------------------------------

Industry                                                                       Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense--0.7%                    40,000     Northrop Grumman Corp., 4.079% due 11/16/2006 ................       39,772
                                                        Raytheon Co.:
                                             60,000        6.75% due 8/15/2007 .......................................       60,583
                                            140,000        6.15% due 11/01/2008 ......................................      141,369
                                                                                                                        -----------
                                                                                                                            241,724
-----------------------------------------------------------------------------------------------------------------------------------
Airlines--0.2%                               15,847     American Airlines, Inc. Series 2003-1, 3.857%
                                                           due 1/09/2012 .............................................       14,976
                                             46,308     Systems 2001 Asset Trust Pass Through Trusts, 6.664%
                                                           due 9/15/2013 (d) .........................................       47,684
                                                                                                                        -----------
                                                                                                                             62,660
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles--0.5%                                       DaimlerChrysler NA Holding Corp.:
                                            110,000        4.75% due 1/15/2008 .......................................      108,201
                                             60,000        4.05% due 6/04/2008 .......................................       58,011
                                                                                                                        -----------
                                                                                                                            166,212
-----------------------------------------------------------------------------------------------------------------------------------
Beverages--0.0%                              15,000     Coca-Cola Enterprises, Inc., 5.375% due 8/15/2006 ............       14,997
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology--0.1%                          50,000     Amgen, Inc., 4% due 11/18/2009 ...............................       47,528
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets--2.2%                       100,000     The Bear Stearns Cos., Inc., 7.80% due 8/15/2007 .............      102,240
                                             30,000     Credit Suisse First Boston USA, Inc., 4.70%
                                                           due 6/01/2009 .............................................       29,204
                                            250,000     Goldman Sachs Group, Inc., 4.125% due 1/15/2008 ..............      244,648
                                                        Lehman Brothers Holdings, Inc.:
                                            150,000        3.50% due 8/07/2008 .......................................      143,584
                                             30,000        3.60% due 3/13/2009 .......................................       28,450
                                            100,000     Mellon Funding Corp., 4.875% due 6/15/2007 ...................       99,268
                                            110,000     Morgan Stanley, 3.625% due 4/01/2008 .........................      106,455
                                                                                                                        -----------
                                                                                                                            753,849
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.3%                              25,000     Potash Corp. of Saskatchewan Inc., 7.125%
                                                           due 6/15/2007 .............................................       25,280
                                                        Praxair, Inc.:
                                             10,000        4.75% due 7/15/2007 .......................................        9,905
                                             60,000        6.50% due 3/01/2008 .......................................       60,822
                                                                                                                        -----------
                                                                                                                             96,007
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks--2.2%                       75,000     Bank One Corp., 6% due 8/01/2008 .............................       75,448
                                             60,000     FleetBoston Financial Corp., 3.85% due 2/15/2008 .............       58,384
                                             50,000     HBOS Treasury Services Plc, 3.50% due 11/30/2007 (d) .........       48,615
                                             70,000     Keycorp, 5.29% due 7/23/2007 (a) .............................       70,148
                                             40,000     M&I Marshall & Ilsley Bank, 4.40% due 3/15/2010 ..............       38,400
                                            105,000     PNC Funding Corp., 4.20% due 3/10/2008 .......................      102,398
                                                        Popular North America, Inc.:
                                             45,000        5.20% due 12/12/2007 ......................................       44,486
                                             15,000        Series E, 6.125% due 10/15/2006 ...........................       15,017
                                             30,000     Regions Financial Corp., 4.50% due 8/08/2008 .................       29,320
                                             25,000     Sovereign Bank, 4% due 2/01/2008 .............................       24,349
                                             90,000     US Bank NA, 4.125% due 3/17/2008 .............................       87,885
                                             45,000     Wachovia Corp., 6.15% due 3/15/2009 ..........................       45,499
                                            130,000     Wells Fargo & Co., 4% due 8/15/2008 ..........................      125,698
                                                                                                                        -----------
                                                                                                                            765,647
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Schedule of Investments as of June 30, 2006 (continued)        (in U.S. dollars)

                                               Face
Industry                                     Amount                            Corporate Bonds                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                    $  110,000     International Lease Finance Corp., 4.35% due 9/15/2008 .......  $   106,823
Supplies--0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment--0.1%               30,000     Cisco Systems, Inc., 5.269% due 2/20/2009 (a) ................       30,030
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance--1.2%                      165,000     Capital One Bank, 4.875% due 5/15/2008 .......................      162,556
                                            150,000     HSBC Finance Corp., 4.125% due 12/15/2008 ....................      144,963
                                            100,000     MBNA Corp., 5.625% due 11/30/2007 ............................       99,927
                                                                                                                        -----------
                                                                                                                            407,446
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging--0.3%                 90,000     Bemis Co., 6.50% due 8/15/2008 ...............................       91,098
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                       130,000     Bank of America Corp., 3.25% due 8/15/2008 ...................      123,980
Services--2.4%                               80,000     CIT Group, Inc., 5.50% due 11/30/2007 ........................       79,736
                                             40,000     Citicorp, 6.375% due 11/15/2008 ..............................       40,711
                                            265,000     Citigroup, Inc., 3.50% due 2/01/2008 .........................      256,622
                                            120,000     General Electric Capital Corp. Series A, 3.75%
                                                           due 12/15/2009 ............................................      112,919
                                             35,000     General Motors Acceptance Corp., 6.125%
                                                           due 8/28/2007 .............................................       34,634
                                                        JPMorgan Chase & Co.:
                                             75,000        5.25% due 5/30/2007 .......................................       74,652
                                            120,000        3.625% due 5/01/2008 ......................................      115,674
                                                                                                                        -----------
                                                                                                                            838,928
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                40,000     BellSouth Corp., 5.295% due 11/15/2007 (a) ...................       40,050
Services--1.8%                              130,000     Deutsche Telekom International Finance BV, 3.875%
                                                           due 7/22/2008 .............................................      125,646
                                             60,000     SBC Communications, Inc., 4.125% due 9/15/2009 ...............       57,003
                                            115,000     TELUS Corp., 7.50% due 6/01/2007 .............................      116,683
                                             60,000     Telecom Italia Capital SA, 4% due 11/15/2008 .................       57,557
                                            225,000     Verizon Global Funding Corp., 7.60% due 3/15/2007 ............      227,772
                                                                                                                        -----------
                                                                                                                            624,711
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--3.2%                    150,000     American Electric Power Co., Inc., 4.709%
                                                           due 8/16/2007 .............................................      148,164
                                            355,000     CC Funding Trust I, 6.90% due 2/16/2007 ......................      356,992
                                            100,000     Entergy Gulf States, Inc., 3.60% due 6/01/2008 ...............       95,534
                                             70,000     FirstEnergy Corp., 5.50% due 11/15/2006 ......................       69,917
                                            120,000     National Rural Utilities Cooperative Finance Corp., 3.25%
                                                           due 10/01/2007 ............................................      116,555
                                             90,000     Pepco Holdings, Inc., 5.50% due 8/15/2007 ....................       89,677
                                             60,000     Progress Energy Inc., 5.85% due 10/30/2008 ...................       60,003
                                             60,000     Southern California Edison Co., 5.249%
                                                           due 2/02/2009 (a) .........................................       60,003
                                            100,000     Xcel Energy, Inc., 3.40% due 7/01/2008 .......................       95,408
                                                                                                                        -----------
                                                                                                                          1,092,253
-----------------------------------------------------------------------------------------------------------------------------------
Food Products--0.4%                         105,000     Cadbury Schweppes US Finance LLC, 3.875%
                                                           due 10/01/2008 (d) ........................................      100,673
                                             30,000     General Mills, Inc., 2.625% due 10/24/2006 ...................       29,733
                                                                                                                        -----------
                                                                                                                            130,406
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.8%                          50,000     KeySpan Corp., 4.90% due 5/16/2008 ...........................       49,269
                                            135,000     Nisource Finance Corp., 5.764% due 11/23/2009 (a) ............      135,148
                                             75,000     Panhandle Eastern Pipe Line Series B, 2.75%
                                                           due 3/15/2007 .............................................       73,402
                                                                                                                        -----------
                                                                                                                            257,819
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                     130,000     Columbia/HCA-The Healthcare Co., 7% due 7/01/2007 ............      130,733
Services--0.7%                              130,000     WellPoint, Inc., 3.75% due 12/14/2007 ........................      126,315
                                                                                                                        -----------
                                                                                                                            257,048
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Schedule of Investments as of June 30, 2006 (continued)        (in U.S. dollars)

                                               Face
Industry                                     Amount                            Corporate Bonds                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                    $  120,000     Carnival Corp., 3.75% due 11/15/2007 .........................  $   116,592
Leisure--0.8%                               120,000     Harrah's Operating Co., Inc., 7.125% due 6/01/2007 ...........      121,075
                                             35,000     Hilton Hotels Corp., 7.95% due 4/15/2007 .....................       35,481
                                                                                                                        -----------
                                                                                                                            273,148
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables--0.4%                     20,000     Centex Corp., 5.399% due 8/01/2007 (a) .......................       20,008
                                             45,000     DR Horton, Inc., 7.50% due 12/01/2007 ........................       45,751
                                             60,000     Pulte Homes, Inc., 4.875% due 7/15/2009 ......................       57,879
                                                                                                                        -----------
                                                                                                                            123,638
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates--0.8%              115,000     Textron, Inc., 6.375% due 11/15/2008 .........................      116,665
                                            150,000     Tyco International Group SA, 6.125% due 11/01/2008 ...........      150,901
                                                                                                                        -----------
                                                                                                                            267,566
-----------------------------------------------------------------------------------------------------------------------------------
Insurance--1.6%                             130,000     Ace Ltd., 6% due 4/01/2007 ...................................      130,123
                                             40,000     Hartford Financial Services Group, Inc., 4.70%
                                                           due 9/01/2007 .............................................       39,506
                                             10,000     Monumental Global Funding II, 3.85% due 3/03/2008 (d) ........        9,704
                                             70,000     The Phoenix Cos., Inc., 6.675% due 2/16/2008 .................       70,168
                                             30,000     Protective Life Secured Trust, 5.148% due 1/14/2008 (a) ......       30,047
                                                        Prudential Financial, Inc.:
                                             40,000        4.104% due 11/15/2006 .....................................       39,801
                                            100,000        3.75% due 5/01/2008 .......................................       96,573
                                             90,000     RenaissanceRe Holdings Ltd., 7% due 7/15/2008 ................       91,466
                                             45,000     The St. Paul Travelers Cos., Inc., 5.01% due 8/16/2007 .......       44,486
                                                                                                                        -----------
                                                                                                                            551,874
-----------------------------------------------------------------------------------------------------------------------------------
Machinery--0.1%                              25,000     John Deere Capital Corp., 5.40% due 4/07/2010 ................       24,695
-----------------------------------------------------------------------------------------------------------------------------------
Media--1.6%                                  90,000     Clear Channel Communications, Inc., 4.625%
                                                           due 1/15/2008 .............................................       88,140
                                                        Comcast Cable Communications:
                                             65,000        8.375% due 5/01/2007 ......................................       66,368
                                             90,000        6.20% due 11/15/2008 ......................................       90,891
                                             35,000     Cox Communications, Inc., 7.75% due 8/15/2006 ................       35,060
                                             30,000     News America, Inc., 6.75% due 1/09/2038 ......................       30,443
                                            120,000     Time Warner Companies, Inc., 8.18% due 8/15/2007 .............      123,111
                                            100,000     Time Warner, Inc., 6.15% due 5/01/2007 .......................      100,343
                                                                                                                        -----------
                                                                                                                            534,356
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities--0.9%                        20,000     Ameren Corp., 4.263% due 5/15/2007 ...........................       19,734
                                                        Dominion Resources, Inc.:
                                             75,000        5.687% due 5/15/2008 ......................................       74,767
                                             60,000        Series D, 5.125% due 12/15/2009 ...........................       58,512
                                            150,000     Sempra Energy, 4.621% due 5/17/2007 ..........................      148,538
                                                                                                                        -----------
                                                                                                                            301,551
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail--0.1%                       30,000     Target Corp., 5.40% due 10/01/2008 ...........................       29,895
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                        50,000     Burlington Resources Finance Co., 5.60%
Fuels--0.9%                                                due 12/01/2006 ............................................       49,976
                                             35,000     Conoco Funding Co., 5.45% due 10/15/2006 .....................       34,972
                                                        Midamerican Energy Holdings Co.:
                                             50,000        4.625% due 10/01/2007 .....................................       49,303
                                             90,000        3.50% due 5/15/2008 .......................................       86,348
                                             70,000     Pemex Project Funding Master Trust, 6.629%
                                                           due 6/15/2010 (a)(d) ......................................       71,470
                                                                                                                        -----------
                                                                                                                            292,069
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail--1.0%                                       CSX Corp.:
                                            230,000        7.45% due 5/01/2007 .......................................      233,058
                                             40,000        6.25% due 10/15/2008 ......................................       40,431
                                             60,000     Norfolk Southern Corp., 7.35% due 5/15/2007 ..................       60,791
                                                                                                                        -----------
                                                                                                                            334,280
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Schedule of Investments as of June 30, 2006 (continued)        (in U.S. dollars)

                                               Face
Industry                                     Amount                          Corporate Bonds                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Software--0.3%                           $  120,000     Oracle Corp. and Ozark Holding, Inc., 5.28%
                                                           due 1/13/2009 (a) .........................................  $   120,072
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance--1.4%            140,000     Countrywide Home Loans, Inc., 4.25% due 12/19/2007 ...........      137,161
                                            135,000     Residential Capital Corp., 6.125% due 11/21/2008 .............      133,435
                                                        Washington Mutual, Inc.:
                                             70,000        5.625% due 1/15/2007 ......................................       69,940
                                             80,000        4.375% due 1/15/2008 ......................................       78,374
                                             60,000     World Savings Bank FSB, 4.125% due 3/10/2008 .................       58,507
                                                                                                                        -----------
                                                                                                                            477,417
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                              Sprint Capital Corp.:
Services--0.9%                              230,000        6% due 1/15/2007 ..........................................      230,308
                                             80,000        6.125% due 11/15/2008 .....................................       80,627
                                                                                                                        -----------
                                                                                                                            310,935
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Corporate Bonds (Cost--$9,736,851)--28.2% ..............    9,626,682
-----------------------------------------------------------------------------------------------------------------------------------

                                             Shares
                                               Held                           Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services--0.1%            400     CIT Group, Inc., Series B, 5.189% ............................       39,063
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Preferred Stocks (Cost--$40,000)--0.1% .................       39,063
-----------------------------------------------------------------------------------------------------------------------------------

                                               Face
                                             Amount                         Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency                   $4,500,000     Federal Home Loan Bank System, 5.07% due 7/07/2006 ...........    4,497,470
Obligations*--13.2%
-----------------------------------------------------------------------------------------------------------------------------------

                                         Beneficial
                                           Interest
-----------------------------------------------------------------------------------------------------------------------------------
                                         $  827,830     Merrill Lynch Liquidity Series, LLC Cash Sweep Series I,
                                                           4.78% (b)(c) ..............................................      827,830
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities
                                                        (Cost--$5,325,300)--15.6% ....................................    5,325,300
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments (Cost--$33,105,342**)--95.9% ...............   32,757,779

                                                        Other Assets Less Liabilities--4.1% ..........................    1,380,932
                                                                                                                        -----------
                                                        Net Assets--100.0% ...........................................  $34,138,711
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------

* U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.
** The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................    $33,105,342
                                                                    ===========
      Gross unrealized appreciation ............................    $     6,518
      Gross unrealized depreciation ............................       (354,081)
                                                                    -----------
      Net unrealized depreciation ..............................    $  (347,563)
                                                                    ===========

+ Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of the prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
(a)   Floating rate security.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------------------
                                                                                      Net             Interest
      Affiliate                                                                    Activity            Income
      --------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I .............      $(2,991,869)          $35,445
      --------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Schedule of Investments as of June 30, 2006 (concluded)        (in U.S. dollars)

(c)   Represents the current yield as of 6/30/2006.
(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(e) All or a portion of security held as collateral in connection with open financial futures contracts.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Swaps outstanding as of June 30, 2006 were as follows:

      -------------------------------------------------------------------------------------------------------------------------
                                                                                                       Notional     Unrealized
                                                                                                        Amount     Depreciation
      -------------------------------------------------------------------------------------------------------------------------
      Receive a floating rate based on 1-month LIBOR plus 0.47%, which is capped at a fixed coupon of 6.0%, and pay a floating rate based on 1-month LIBOR
      Broker, Credit Suisse First Boston International
      Expires June 2011 ....................................................................           $750,000       $(4,397)
      -------------------------------------------------------------------------------------------------------------------------

o     Financial futures contracts purchased as of June 30, 2006 were as follows:

      -------------------------------------------------------------------------------------------------------------------------
      Number of                                                    Expiration                   Face                Unrealized
      Contracts                    Issue                              Date                      Value              Depreciation
      -------------------------------------------------------------------------------------------------------------------------
          28             2-Year U.S. Treasury Note               September 2006              $5,697,133              $(19,258)
      -------------------------------------------------------------------------------------------------------------------------

o     Financial futures contracts sold as of June 30, 2006 were as follows:

      -------------------------------------------------------------------------------------------------------------------------
      Number of                                                    Expiration                   Face                Unrealized
      Contracts                    Issue                              Date                      Value              Appreciation
      -------------------------------------------------------------------------------------------------------------------------
          28             5-Year U.S. Treasury Note               September 2006              $2,912,212               $16,837
      -------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Statement of Assets and Liabilities as of June 30, 2006

Assets:
Investments in unaffiliated securities, at value (identified cost--$32,277,512) .....                        $31,929,949
Investments in affiliated securities, at value (identified cost--$827,830) ..........                            827,830
Receivables:
  Capital shares sold ...............................................................      $ 1,318,451
  Interest ..........................................................................          218,305
  Swaps .............................................................................            1,893         1,538,649
                                                                                           -----------
Prepaid expenses ....................................................................                              4,689
                                                                                                             -----------
Total assets ........................................................................                         34,301,117
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Liabilities:
Bank overdraft ......................................................................                             38,737
Unrealized depreciation on swaps ....................................................                              4,397
Payables:
  Dividends to shareholders .........................................................          108,889
  Investment adviser ................................................................            6,743
  Swaps .............................................................................            1,736
  Variation margin ..................................................................              965
  Other affiliates ..................................................................              939           119,272
                                                                                           -----------------------------
Total liabilities ...................................................................                            162,406
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Net Assets ..........................................................................                        $34,138,711
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
Class I Shares of Common Stock, $.10 par value, 30,000,000 shares authorized ........                        $   350,249
Class II Shares of Common Stock, $.10 par value, 30,000,000 shares authorized .......                                 10
Class III Shares of Common Stock, $.10 par value, 30,000,000 shares authorized ......                                 10
Paid-in capital in excess of par ....................................................                         34,276,846
Undistributed investment income--net ................................................      $     7,252
Accumulated realized capital losses--net ............................................         (141,275)
Unrealized depreciation--net ........................................................         (354,381)
                                                                                           -----------
Total accumulated losses--net .......................................................                           (488,404)
                                                                                                             -----------
Net Assets ..........................................................................                        $34,138,711
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
Class I--Based on net assets of $34,136,670 and 3,502,491 shares outstanding ........                        $      9.75
                                                                                                             ===========
Class II--Based on net assets of $1,020.4 and 104.7 shares outstanding ..............                        $      9.75
                                                                                                             ===========
Class III--Based on net assets of $1,020.4 and 104.7 shares outstanding .............                        $      9.75
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Statement of Operations for the Period Ended June 30, 2006

Investment Income:
Interest (including $35,445 from affiliates) ........................................                        $   571,984
Dividends ...........................................................................                              1,038
                                                                                                             -----------
Total income ........................................................................                            573,022
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees ............................................................      $    59,365
Printing and shareholder reports ....................................................           19,854
Professional fees ...................................................................           13,395
Custodian fees ......................................................................            8,613
Pricing services ....................................................................            7,675
Accounting services .................................................................            5,912
Transfer agent fees--Class I ........................................................            2,383
Directors' fees and expenses ........................................................              941
Other ...............................................................................            4,151
                                                                                           -----------
Total expenses before waiver ........................................................          122,289
Waiver of expenses ..................................................................          (37,113)
                                                                                           -----------
Total expenses after waiver .........................................................                             85,176
                                                                                                             -----------
Investment income--net ..............................................................                            487,846
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss)--Net:
Realized loss on:
  Investments--net ..................................................................           (8,638)
  Futures contracts and swaps--net ..................................................          (21,212)
  Options written--net ..............................................................           (5,075)          (34,925)
                                                                                           -----------
Changes in unrealized depreciation on:
  Investments--net ..................................................................         (169,128)
  Futures contracts and swaps--net ..................................................           10,244
  Options written--net ..............................................................            5,150          (153,734)
                                                                                           -----------       -----------
Total realized and unrealized loss--net .............................................                           (188,659)
                                                                                                             -----------
Net Increase in Net Assets Resulting from Operations ................................                        $   299,187
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Statement of Changes in Net Assets

                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
                                                                                             June 30,        December 31,
Increase (Decrease) in Net Assets:                                                             2006              2005**
------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ..............................................................      $   487,846       $   526,462
Realized loss--net ..................................................................          (34,925)         (104,411)
Change in unrealized depreciation--net ..............................................         (153,734)         (200,647)
                                                                                           -----------------------------
Net increase in net assets resulting from operations ................................          299,187           221,404
                                                                                           -----------------------------
------------------------------------------------------------------------------------------------------------------------
Dividends to Shareholders:
Investment income--net:
  Class I ...........................................................................         (489,172)         (528,192)
  Class II ..........................................................................              (19)              (31)
  Class III .........................................................................              (19)              (31)
                                                                                           -----------------------------
Net decrease in net assets resulting from dividends to shareholders .................         (489,210)         (528,254)
                                                                                           -----------------------------
------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Net increase in net assets derived from capital share transactions ..................       13,455,845        21,176,739
                                                                                           -----------------------------
------------------------------------------------------------------------------------------------------------------------
Net Assets:
Total increase in net assets ........................................................       13,265,822        20,869,889
Beginning of period .................................................................       20,872,889             3,000
                                                                                           -----------------------------
End of period* ......................................................................      $34,138,711       $20,872,889
                                                                                           =============================
------------------------------------------------------------------------------------------------------------------------
  * Undistributed investment income--net ............................................      $     7,252       $     8,616
 ** The Portfolio commenced operations just prior to the close of business on              =============================
    December 31, 2004

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Financial Highlights

                                                                                                      Class I
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005**
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $      9.82       $     10.00
                                                                                           -----------       -----------
Investment income--net* .............................................................              .18               .30
Realized and unrealized loss--net ...................................................             (.06)             (.17)
                                                                                           -----------       -----------
Total from investment operations ....................................................              .12               .13
                                                                                           -----------       -----------
Less dividends from investment income--net ..........................................             (.19)             (.31)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $      9.75       $      9.82
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:+
Based on net asset value per share ..................................................             1.16%@            1.27%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver .............................................................              .66%***           .66%
                                                                                           ===========       ===========
Expenses ............................................................................              .95%***          1.00%
                                                                                           ===========       ===========
Investment income--net ..............................................................             3.78%***          3.10%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $    34,137       $    20,871
                                                                                           ===========       ===========
Portfolio turnover ..................................................................            51.89%            50.60%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

*     Based on average shares outstanding.
** The Portfolio commenced operations just prior to the close of business on December 31, 2004.
***   Annualized.
+     Total investment returns exclude insurance-related fees and expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Financial Highlights (continued)

                                                                                                      Class II
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005**
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $      9.82       $     10.00
                                                                                           -----------       -----------
Investment income--net* .............................................................              .19               .30
Realized and unrealized loss--net ...................................................             (.07)             (.18)
                                                                                           -----------       -----------
Total from investment operations ....................................................              .12               .12
                                                                                           -----------       -----------
Less dividends from investment income--net ..........................................             (.19)             (.30)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $      9.75       $      9.82
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:+
Based on net asset value per share ..................................................             1.19%@            1.24%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver .............................................................              .66%***           .66%
                                                                                           ===========       ===========
Expenses ............................................................................              .95%***          1.00%
                                                                                           ===========       ===========
Investment income--net ..............................................................             3.82%***          3.04%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $         1       $         1
                                                                                           ===========       ===========
Portfolio turnover ..................................................................            51.89%            50.60%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

*     Based on average shares outstanding.
** The Portfolio commenced operations just prior to the close of business on December 31, 2004.
***   Annualized.
+     Total investment returns exclude insurance-related fees and expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Financial Highlights (concluded)

                                                                                                     Class III
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005**
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $      9.82       $     10.00
                                                                                           -----------       -----------
Investment income--net* .............................................................              .19               .30
Realized and unrealized gain (loss)--net ............................................             (.07)             (.18)
                                                                                           -----------       -----------
Total from investment operations ....................................................              .12               .12
                                                                                           -----------       -----------
Less dividends from investment income--net ..........................................             (.19)             (.30)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $      9.75       $      9.82
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:+
Based on net asset value per share ..................................................             1.19%@            1.24%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver .............................................................              .66%***           .66%
                                                                                           ===========       ===========
Expenses ............................................................................              .95%***          1.00%
                                                                                           ===========       ===========
Investment income--net ..............................................................             3.82%***          3.04%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $         1       $         1
                                                                                           ===========       ===========
Portfolio turnover ..................................................................            51.89%            50.60%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

*     Based on average shares outstanding.
** The Portfolio commenced operations just prior to the close of business on December 31, 2004.
***   Annualized.
+     Total investment returns exclude insurance-related fees and expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Notes to Financial Statements

1. Significant Accounting Policies:

FAM Series Fund, Inc. (the "Fund") is an open-end management investment company that is comprised of 14 separate portfolios. Each portfolio offers three classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect, wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Mercury Low Duration Portfolio (the "Portfolio") is classified as "diversified," as defined in the Investment Company Act of 1940, as amended. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Debt securities are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Portfolio under the general direction of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the OTC market, valuation is the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, under which method the investment is valued at cost and any premium or discount is amortized on a straight line basis to maturity. Repurchase agreements are valued at cost plus accrued interest. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

      Equity securities that are held by the Portfolio, which are traded on stock exchanges or the Nasdaq National Market, are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the OTC market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

      Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio may write and purchase call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium received is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written options are non-income producing investments.

o Swaps--The Portfolio may enter into swap agreements, which are OTC contracts in which the Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Portfolio are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Portfolio invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

      (d) Income taxes--It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Portfolio amortizes all premiums and discounts on debt securities.

      (f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

      (g) Expenses--Certain expenses have been allocated to the individual portfolios in the Fund on a pro rata basis based upon the respective aggregate net asset value of each portfolio included in the Fund.

      (h) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Portfolio typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

      (i) Bank overdraft--The Fund recorded a bank overdraft which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor") which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      MLIM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at the annual rate of .46% of the average daily value of the Portfolio's net assets. MLIM has agreed to voluntarily waive fees so that the total annual portfolio operating expenses do not exceed .66%, exclusive of distribution fees. MLIM may discontinue or reduce this waiver at any time without notice. For the six months ended June 30, 2006, MLIM earned fees of $59,365, of which $37,113 was waived.

      Pursuant to the Distribution Plans adopted by the Fund, in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Portfolio pays the Distributor ongoing distribution fees each month at the annual rate of .15% and ..25% of the average daily value of the Portfolio's Class II and Class III net assets, respectively. For the six months ended June 30, 2006, the distribution fees were not accrued for Class II and Class III.

      The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund and the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM.

      In addition, MLPF&S received $101 in commissions on the execution of portfolio security transactions for the Fund for the period ended June 30, 2006.

      For the six months ended June 30, 2006, the Portfolio reimbursed MLIM $217 for certain accounting services.

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FDS, FAMD, ML & Co., and/or MLIM, LLC.

      In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including MLIM, to the investment management business of BlackRock, Inc. The transaction is expected to close at the end of the third quarter of 2006.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended June 30, 2006 were $22,219,218 and $11,422,312, respectively.

      Transactions in call options written for the six months ended June 30, 2006 were as follows:

-------------------------------------------------------------------------------
                                                 Number of            Premiums
Call Options Written                             Contracts*           Received
-------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period ..................                  2         $     2,000
Options closed .........................                 (2)             (2,000)
                                                -----------         -----------
Outstanding call options written,
  end of period ........................                 --                  --
                                                ===========         ===========
-------------------------------------------------------------------------------
*     One contract represents a notional amount of $1,000,000.

      Transactions in put options written for the six months ended June 30, 2006 were as follows:

-------------------------------------------------------------------------------
                                                 Number of            Premiums
Put Options Written                              Contracts*           Received
-------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period ..................                  2         $     5,850
Options closed .........................                 (2)             (5,850)
                                                -----------         -----------
Outstanding call options written,
  end of period ........................                 --                  --
                                                ===========         ===========
-------------------------------------------------------------------------------
*     One contract represents a notional amount of $1,000,000.

4. Capital Share Transactions:

Net increase in net assets resulting from capital share transactions was $13,455,845 and $21,176,739 during the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

      Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class I Shares for the Six Months Ended                                Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          1,351,385         $13,206,540
Shares issued to shareholders in
  reinvestment of dividends ............             45,026             440,478
                                                -----------         -----------
Total issued ...........................          1,396,411          13,647,018
Shares redeemed ........................            (19,529)           (191,211)
                                                -----------         -----------
Net increase ...........................          1,376,882         $13,455,807
                                                ===========         ===========

-------------------------------------------------------------------------------
Class I Shares for the Year Ended                                      Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          2,128,528         $21,207,060
Shares issued to shareholders in
  reinvestment of dividends ............             47,435             469,342
                                                -----------         -----------
Total issued ...........................          2,175,963          21,676,402
Shares redeemed ........................            (50,454)           (499,719)
                                                -----------         -----------
Net increase ...........................          2,125,509         $21,176,683
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

-------------------------------------------------------------------------------
Class II Shares for the Six Months Ended                               Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of dividends .........                1.9         $        19
                                                -----------         -----------
Net increase ...........................                1.9         $        19
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class II Shares for the Year Ended                                     Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of dividends .........                  3         $        28
                                                -----------         -----------
Net increase ...........................                  3         $        28
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

-------------------------------------------------------------------------------
Class III Shares for the Six Months Ended                              Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of dividends .........                1.9         $        19
                                                -----------         -----------
Net increase ...........................                1.9         $        19
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class III Shares for the Year Ended                                    Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of dividends .........                  3         $        28
                                                -----------         -----------
Net increase ...........................                  3         $        28
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

5. Capital Loss Carryforward:

On December 31, 2005, the Fund had a net capital loss carryforward of $93,783, all of which expires in 2013. This amount will be available to offset like amounts of any future taxable gains.

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
A Discussion With Your Portfolio Manager

How did the Portfolio perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2006, Mercury Mid Cap Value Opportunities Portfolio's Class I Shares had a total return of +5.07%. During this period, the Portfolio outperformed both its benchmark and its peer group. The benchmark Standard & Poor's (S&P) MidCap 400 Index returned +4.24% and the Lipper Mid Cap Value Funds (Variable Products) category had an average return of +3.22% for the six-month period ended June 30, 2006. (Funds in this Lipper category invest primarily in stocks of mid-capitalization companies that are considered to be undervalued relative to a major unmanaged stock index.) The Portfolio's outperformance is even more noticeable over the 12-month period when the Portfolio's Class I Shares had a total return of +17.19% compared to +12.98% for the S&P MidCap 400 Index and +9.74% for the Lipper category.

      The equity markets were volatile during the first six months of 2006. From the beginning of the year through mid May, equities staged a broad advance, based on strong corporate earnings and anticipation that the Federal Reserve Board (the Fed) was nearing the end of its interest rate tightening cycle. First quarter gross domestic product growth, at an annualized rate of 5.6%, represented the highest level since the third quarter of 2003. From mid-May through the end of June, however, stock prices dropped sharply in almost every market around the world. Concerns over inflation and fears that the Fed would raise interest rates further, possibly causing a recession, were the major factors behind the severe price declines. Mid-cap and small-cap companies were hard hit in the correction, but share price appreciation early in the calendar year allowed mid cap stocks to outperform large cap stocks in the first half. For the six-month period ended June 30, 2006, the S&P MidCap 400 Index's return of +4.24% was comfortably ahead of the S&P 500 Index's return of +2.71%.

What factors most influenced Portfolio performance?

During the six-month period ended June 30, 2006, stock selection in the information technology and health care sectors hindered investment results. Both sectors experienced positive absolute returns for the period, but specific Portfolio holdings in these areas lagged comparable companies in the S&P MidCap 400 Index. Underweighted investments in the strong-performing materials and telecommunications sectors also detracted from the Portfolio's relative results.

      Individual stocks that detracted from Portfolio performance during the six-month period included Medicis Pharmaceutical Corp., a specialty pharmaceutical company with dermatological and aesthetic-related products. Shares of Medicis declined when a competitor received new drug approval earlier than anticipated. Shares of Andrew Corp., a telecommunications equipment provider, also declined when the company received an all-stock acquisition offer from ADC Telecommunications Inc. that was substantially less than expected. We continue to hold shares of Andrew Corp. based on favorable business trends and the likelihood that a higher offer will materialize. Shares of RadioShack Corp., a nationwide retailer of consumer electronics, also declined on poor fundamentals and a difficult operating environment. We believe the shares of RadioShack hold considerable appreciation potential as senior management changes are implemented and operating margins recover with a strategy that emphasizes profitability over growth.

      The Portfolio benefited from an overweight position in the strong-performing industrials sector, which was one of the best-performing areas during the first half of the year. Portfolio investments in transportation stocks, particularly in the railroad, trucking, and less-than-truckload carriers, greatly benefited investment results. The Portfolio also gained from superior stock selection, as specific holdings in the industrials and materials sectors outperformed comparable companies in the S&P MidCap 400 Index. NuCor Corp., a manufacturer of steel products; Allied Waste Industries, Inc., a waste management company; and Convergys Corp., a provider of outsourced customer care and billing, were the three leading stock contributors in the semi-annual period.

      Mergers and acquisitions continued at a robust pace with several Portfolio holdings participating in the consolidation activity. For example, Cinergy Corp., a regulated utility, was acquired by Duke Energy Corp. Knight Ridder Inc. was acquired by McClatchy Co. to become the fourth-largest U.S. newspaper publisher. Maverick Tube Corp., a manufacturer of steel and tubular products, was the target of an acquisition by Tenaris SA., and Siebel Systems Inc., a provider of customer-related management software, was acquired by Oracle Corp. We anticipate that further leveraged buyouts and mergers and acquisitions will support mid cap valuations at least through year end.

What changes were made to the Portfolio during the period?

We made several enhancements to the Portfolio, eliminating certain investments and replacing them with what we believe are more compelling opportunities.

      In the biotechnology area, we reduced or eliminated several companies that had attained or even exceeded our internal price targets. One example was Cephalon Inc., a company that develops and markets products to treat neurological disorders and cancer. As the company neared Food and Drug Administration (FDA) approval for its drug to treat attention deficit hyperactivity disorder, there was a fair amount of investor optimism about the drug's prospects, and this propelled the shares higher. As a result of the sharp price appreciation, we sold our position to lock in gains.

      We made similar changes in other areas of the Portfolio. In industrials, we increased our position in certain defense electronics providers, while scaling back investments in engineering and construction companies. Goodrich Corp., a supplier of aerospace components and systems, is an example of an addition in the defense electronics area, which more than offset our sale of shares of Curtiss-Wright Corp., a manufacturer of highly engineered aerospace products and services. In information technology, we moved to a slightly underweight position after reducing or eliminating companies that had delivered very favorable results at the end of 2005, when technology stocks made a particularly strong showing. Nevertheless, information technology remains an attractive sector, in our view, and we continue to search for opportunities in software and telecommunications companies.

      Finally, we rebalanced our positions in the financial services sector. While we are still overweight compared to the benchmark S&P MidCap 400 Index, we have reduced our holdings in regional banks and thrifts in favor of more exposure to real estate investment trusts and capital markets.

How would you characterize the Portfolio's position at the close of the period?

As of June 30, 2006, the Portfolio was most overweight in the energy sector at 13.46% of net assets versus the benchmark's weighting of 10.55%. Given the Portfolio's overweight investments in the energy sector and the strong performance of energy stocks, we trimmed several positions on share price appreciation. Still, we believe that energy stocks are poised for further outperformance amid strength in the world economy and tight energy supplies. As a corollary, the Portfolio remained underweight in the consumer discretionary sector based on our concern that higher energy prices will dampen consumer spending.

      Looking ahead, we believe that mid cap stocks are poised for continued outperformance. Merger-and-acquisition activity has remained strong, which tends to further support stock prices. Further we believe that mid caps will continue to exhibit robust earnings and their valuations appear reasonable.

R. Elise Baum, CFA
Vice President and Portfolio Manager

July 27, 2006

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Average Annual Total Return--Class I Shares*
--------------------------------------------------------------------------------
Period Covered                                                           Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                   +17.19%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                     +12.37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Average Annual Total Return--Class II Shares*
--------------------------------------------------------------------------------
Period Covered                                                           Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                   +17.09%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                     +12.31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Average Annual Total Return--Class III Shares*
--------------------------------------------------------------------------------
Period Covered                                                           Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                   +17.09%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                     +12.31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Recent Performance Results
--------------------------------------------------------------------------------
                                                      6-Month         12-Month
As of June 30, 2006                                Total Return     Total Return
--------------------------------------------------------------------------------
Class I Shares*                                       +5.07%           +17.19%
--------------------------------------------------------------------------------
Class II Shares*                                      +5.08            +17.09
--------------------------------------------------------------------------------
Class III Shares*                                     +5.08            +17.09
--------------------------------------------------------------------------------
S&P MidCap 400 Index**                                +4.24            +12.98
--------------------------------------------------------------------------------
* Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. Returns do not show the effects of distribution fees (12b-1 fees) applicable to Class II and Class III Shares because these fees have not yet been charged. If such fees were included, returns shown would have been lower.
** This unmanaged Index is a market value-weighted Index that consists of 400 domestic stocks and measures the performance of the mid-size company segment of the U.S. market.

      Past results shown should not be considered a representation of future performance.

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Disclosure of Expenses

Shareholders of this Portfolio may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2006 and held through June 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

      The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

      The second table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

      The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                        Expenses Paid
                                                       Beginning          Ending     During the Period*
                                                     Account Value    Account Value  January 1, 2006 to
                                                   January 1, 2006    June 30, 2006    June 30, 2006
=======================================================================================================
Actual
=======================================================================================================
Class I                                                  $1,000         $1,050.70           $5.27
-------------------------------------------------------------------------------------------------------
Class II                                                 $1,000         $1,050.80           $5.27
-------------------------------------------------------------------------------------------------------
Class III                                                $1,000         $1,050.80           $5.27
=======================================================================================================
Hypothetical (5% annual return before expenses)**
=======================================================================================================
Class I                                                  $1,000         $1,019.76           $5.19
-------------------------------------------------------------------------------------------------------
Class II                                                 $1,000         $1,019.76           $5.19
-------------------------------------------------------------------------------------------------------
Class III                                                $1,000         $1,019.76           $5.19
-------------------------------------------------------------------------------------------------------

* For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (1.03% for Class I, 1.03% for Class II and 1.03% for Class III), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Currently, Class II and Class III have money only from an affiliated entity and are not accruing their distribution fees (12b-1 fees). If, during the period, the distribution fees were accrued, the actual expense ratios would have been approximately 1.18% and 1.28%, the actual expenses paid would have been approximately $6.03 and $6.54, and the hypothetical expenses paid would have been approximately $5.94 and $6.54 for Class II and Class III, respectively.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Portfolio Information as of June 30, 2006

                                                                      Percent of
Sector Representation                                          Total Investments
--------------------------------------------------------------------------------
Financials .............................................                   22.6%
Information Technology .................................                   14.0
Energy .................................................                   13.5
Industrials ............................................                   12.4
Consumer Discretionary .................................                   12.3
Health Care ............................................                   10.5
Materials ..............................................                    6.5
Utilities ..............................................                    4.7
Telecommunication Services .............................                    1.8
Consumer Staples .......................................                    0.9
Other* .................................................                    0.8
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

      For Portfolio compliance purposes, the Portfolio's sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for the purposes of this report, which may combine sector sub-classifications for reporting ease.

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                   Shares
North America            Industry                                    Held                 Common Stocks                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Canada--1.8%             Diversified Telecommunication              5,100    BCE, Inc. ................................  $  120,615
                         Services--1.8%
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Canada ............     120,615
-----------------------------------------------------------------------------------------------------------------------------------
United States--88.5%     Aerospace & Defense--1.3%                  2,100    Goodrich Corp. ...........................      84,609
                         ----------------------------------------------------------------------------------------------------------
                         Biotechnology--2.8%                        1,200    Cephalon, Inc. (d) .......................      72,120
                                                                    4,300    MedImmune, Inc. (d) ......................     116,530
                                                                                                                         ----------
                                                                                                                            188,650
                         ----------------------------------------------------------------------------------------------------------
                         Capital Markets--2.8%                      3,700    E*Trade Financial Corp. (d) ..............      84,434
                                                                    5,000    Janus Capital Group, Inc. ................      89,500
                                                                      900    TD Ameritrade Holding Corp. (d) ..........      13,329
                                                                                                                         ----------
                                                                                                                            187,263
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Banks--5.7%                     4,900    The Colonial BancGroup, Inc. .............     125,832
                                                                    1,200    Compass Bancshares, Inc. .................      66,720
                                                                    2,700    First Midwest Bancorp, Inc. ..............     100,116
                                                                    2,786    TD Banknorth, Inc. .......................      82,048
                                                                                                                         ----------
                                                                                                                            374,716
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Services &                     13,300    Allied Waste Industries, Inc. (d) ........     151,088
                         Supplies--4.0%                             6,800    Cendant Corp. ............................     110,772
                                                                                                                         ----------
                                                                                                                            261,860
                         ----------------------------------------------------------------------------------------------------------
                         Communications                            12,700    Andrew Corp. (d) .........................     112,522
                         Equipment--1.7%
                         ----------------------------------------------------------------------------------------------------------
                         Containers & Packaging--4.1%               6,600    Owens-Illinois, Inc. (d) .................     110,616
                                                                   12,200    Smurfit-Stone Container Corp. (d) ........     133,468
                                                                      700    Temple-Inland, Inc. ......................      30,009
                                                                                                                         ----------
                                                                                                                            274,093
                         ----------------------------------------------------------------------------------------------------------
                         Electronic Equipment &                     2,700    Anixter International, Inc. ..............     128,142
                         Instruments--3.4%                          5,300    Ingram Micro, Inc. Class A (d) ...........      96,089
                                                                                                                         ----------
                                                                                                                            224,231
                         ----------------------------------------------------------------------------------------------------------
                         Energy Equipment &                         3,700    BJ Services Co. ..........................     137,862
                         Services--4.1%                               500    Diamond Offshore Drilling Inc. ...........      41,965
                                                                    2,600    Rowan Cos., Inc. .........................      92,534
                                                                                                                         ----------
                                                                                                                            272,361
                         ----------------------------------------------------------------------------------------------------------
                         Food Products--0.9%                        2,100    Smithfield Foods, Inc. (d) ...............      60,543
                         ----------------------------------------------------------------------------------------------------------
                         Gas Utilities--1.8%                        1,500    Questar Corp. ............................     120,735
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Providers &                   16,600    Tenet Healthcare Corp. (d) ...............     115,868
                         Services--1.7%
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Technology--0.6%               3,284    Emdeon Corp. (d) .........................      40,754
                         ----------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants &                      2,500    OSI Restaurant Partners, Inc. ............      86,500
                         Leisure--1.3%
                         ----------------------------------------------------------------------------------------------------------
                         IT Services--4.1%                          7,300    Convergys Corp. (d) ......................     142,350
                                                                    5,900    Sabre Holdings Corp. Class A .............     129,800
                                                                                                                         ----------
                                                                                                                            272,150
                         ----------------------------------------------------------------------------------------------------------
                         Insurance--2.3%                            6,500    Conseco, Inc. (d) ........................     150,150
                         ----------------------------------------------------------------------------------------------------------
                         Internet Software & Services--0.3%         2,900    CNET Networks, Inc. (d) ..................      23,142
                         ----------------------------------------------------------------------------------------------------------
                         Life Sciences Tools &                      1,700    Affymetrix, Inc. (d) .....................      43,520
                         Services--1.1%                               800    Charles River Laboratories
                                                                               International, Inc. (d) ................      29,440
                                                                                                                         ----------
                                                                                                                             72,960
                         ----------------------------------------------------------------------------------------------------------
                         Machinery--3.5%                            2,700    AGCO Corp. (d) ...........................      71,064
                                                                    4,900    Timken Co. ...............................     164,199
                                                                                                                         ----------
                                                                                                                            235,263
                         ----------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Schedule of Investments as of June 30, 2006 (continued)        (in U.S. dollars)

North
America                                                            Shares
(concluded)              Industry                                    Held                 Common Stocks                      Value
-----------------------------------------------------------------------------------------------------------------------------------
United States            Media--3.1%                                5,300    Interpublic Group of Cos., Inc. (d) ......  $   44,255
(concluded)                                                         2,497    Liberty Global, Inc. Series C (d) ........      51,363
                                                                    4,700    Valassis Communications, Inc. (d) ........     110,873
                                                                                                                         ----------
                                                                                                                            206,491
                         ----------------------------------------------------------------------------------------------------------
                         Metals & Mining--1.7%                      2,100    Nucor Corp. ..............................     113,925
                         ----------------------------------------------------------------------------------------------------------
                         Multi-Utilities--1.5%                      2,800    OGE Energy Corp. .........................      98,084
                         ----------------------------------------------------------------------------------------------------------
                         Multiline Retail--1.6%                     1,300    Dollar General Corp. .....................      18,174
                                                                    3,200    Dollar Tree Stores, Inc. (d) .............      84,800
                                                                                                                         ----------
                                                                                                                            102,974
                         ----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels--9.3%            200    Aventine Renewable Energy
                                                                               Holdings, Inc. (d) .....................       7,780
                                                                    2,100    Cabot Oil & Gas Corp. Class A ............     102,900
                                                                    2,100    Murphy Oil Corp. .........................     117,306
                                                                    3,200    Newfield Exploration Co. (d) .............     156,608
                                                                    2,600    Noble Energy, Inc. .......................     121,836
                                                                    1,400    Tesoro Corp. .............................     104,104
                                                                      200    VeraSun Energy Corp. (d) .................       5,248
                                                                                                                         ----------
                                                                                                                            615,782
                         ----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals--2.1%                      5,800    Medicis Pharmaceutical Corp. Class A .....     139,200
                         ----------------------------------------------------------------------------------------------------------
                         Real Estate Investment Trusts              5,200    Crescent Real Estate EQT Co. .............      96,512
                         (REITs)--5.6%                                600    Equity Office Properties Trust ...........      21,906
                                                                    7,200    Friedman Billings Ramsey Group, Inc.
                                                                               Class A ................................      78,984
                                                                    3,000    New Plan Excel Realty Trust ..............      74,070
                                                                    2,600    Rayonier, Inc. ...........................      98,566
                                                                                                                         ----------
                                                                                                                            370,038
                         ----------------------------------------------------------------------------------------------------------
                         Road & Rail--1.6%                          4,300    JB Hunt Transport Services, Inc. .........     107,113
                         ----------------------------------------------------------------------------------------------------------
                         Software--4.4%                             4,350    Hyperion Solutions Corp. (d) .............     120,060
                                                                   18,500    Novell, Inc. (d) .........................     122,655
                                                                    7,000    TIBCO Software, Inc. (d) .................      49,350
                                                                                                                         ----------
                                                                                                                            292,065
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail--6.3%                     5,400    Foot Locker, Inc. ........................     132,246
                                                                    7,600    The Gap, Inc. ............................     132,240
                                                                    4,600    RadioShack Corp. .........................      64,400
                                                                    3,800    TJX Cos., Inc. ...........................      86,868
                                                                                                                         ----------
                                                                                                                            415,754
                         ----------------------------------------------------------------------------------------------------------
                         Thrifts & Mortgage Finance--3.0%           5,250    Sovereign Bancorp, Inc. ..................     106,628
                                                                    1,900    Webster Financial Corp. ..................      90,136
                                                                                                                         ----------
                                                                                                                            196,764
                         ----------------------------------------------------------------------------------------------------------
                         Trading Companies &                        1,600    United Rentals, Inc. (d) .................      51,168
                         Distributors--0.8%
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in the
                                                                             United States ............................   5,867,728
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             in North America--90.3% ..................   5,988,343
-----------------------------------------------------------------------------------------------------------------------------------

Western Europe
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands--1.1%        Construction & Engineering--1.1%           3,100    Chicago Bridge & Iron Co. NV .............      74,865
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             in the Netherlands .......................      74,865
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Schedule of Investments as of June 30, 2006 (concluded)        (in U.S. dollars)

Western Europe                                                     Shares
(concluded)              Industry                                    Held                Common Stocks                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland--2.1%        Biotechnology--2.1%                        8,000    Serono SA (a) ............................  $  137,200
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             in Switzerland ...........................     137,200
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in
                                                                             Western Europe--3.2% .....................     212,065
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             (Cost--$6,049,392)--93.5% ................   6,200,408
-----------------------------------------------------------------------------------------------------------------------------------

North America                                                                         Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United States--5.3%                                                   700    iShares Dow Jones US Real Estate
                                                                               Index Fund .............................      49,910
                                                                    1,200    iShares Dow Jones US Utilities
                                                                               Sector Index Fund ......................      94,740
                                                                      400    iShares Goldman Sachs Natural
                                                                               Resources Index Fund ...................      39,800
                                                                    1,100    iShares S&P SmallCap 600
                                                                               Index Fund .............................      68,079
                                                                      700    Midcap SPDR Trust Series 1 ...............      97,566
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Exchange-Traded Funds
                                                                             (Cost--$336,080)--5.3% ...................     350,095
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Beneficial
                                                                 Interest             Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  $50,095    Merrill Lynch Liquidity Series, LLC Cash
                                                                               Sweep Series I, 4.78% (b)(c) ...........      50,095
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Short-Term Securities
                                                                             (Cost--$50,095)--0.8% ....................      50,095
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Investments
                                                                             (Cost--$6,435,567*)--99.6% ...............   6,600,598

                                                                             Other Assets Less Liabilities--0.4% ......      27,563
                                                                                                                         ----------
                                                                             Net Assets--100.0% .......................  $6,628,161
                                                                                                                         ==========
-----------------------------------------------------------------------------------------------------------------------------------

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ............................................    $6,446,946
                                                                     ==========
      Gross unrealized appreciation .............................    $  460,608
      Gross unrealized depreciation .............................      (306,956)
                                                                     ----------
      Net unrealized appreciation ...............................    $  153,652
                                                                     ==========

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------------
                                                                                     Net             Interest
      Affiliate                                                                   Activity            Income
      -------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I ...............    $(104,587)           $3,241
      -------------------------------------------------------------------------------------------------------

(c)   Represents the current yield as of 6/30/2006.
(d)   Non-income producing security.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Statement of Assets and Liabilities as of June 30, 2006

Assets:
Investments in unaffiliated securities, at value (identified cost--$6,385,472) ......                        $ 6,550,503
Investments in affiliated securities, at value (identified cost--$50,095) ...........                             50,095
Receivables:
  Securities sold ...................................................................          102,384
  Dividends .........................................................................            7,678           110,062
                                                                                           -----------
Prepaid expenses and other assets ...................................................                              3,354
                                                                                                             -----------
Total assets ........................................................................                          6,714,014
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payables:
  Securities purchased ..............................................................      $    84,895
  Other affiliates ..................................................................              863
  Investment adviser ................................................................               67
  Capital shares redeemed ...........................................................               28
                                                                                           -----------
Total liabilities ...................................................................                             85,853
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Net Assets ..........................................................................                        $ 6,628,161
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
Class I Shares of Common Stock, $.10 par value, 30,000,000 shares authorized ........                        $    58,974
Class II Shares of Common Stock, $.10 par value, 30,000,000 shares authorized .......                                 11
Class III Shares of Common Stock, $.10 par value, 30,000,000 shares authorized ......                                 11
Paid-in capital in excess of par ....................................................                          5,929,107
Undistributed investment income--net ................................................      $     3,300
Undistributed realized capital gains--net ...........................................          471,727
Unrealized appreciation--net ........................................................          165,031
                                                                                           -----------
Total accumulated earnings--net .....................................................                            640,058
                                                                                                             -----------
Net Assets ..........................................................................                        $ 6,628,161
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
Class I--Based on net assets of $6,625,781 and 589,736 shares outstanding ...........                        $     11.24
                                                                                                             ===========
Class II--Based on net assets of $1,190 and 106 shares outstanding ..................                        $     11.23
                                                                                                             ===========
Class III--Based on net assets of $1,190 and 106 shares outstanding .................                        $     11.23
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------

    See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Statement of Operations for the Period Ended June 30, 2006

Investment Income:
Dividends (net of $648 foreign withholding tax) .....................................                        $    33,394
Interest from affiliates ............................................................                              3,241
                                                                                                             -----------
Total income ........................................................................                             36,635
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees ............................................................      $    21,037
Professional fees ...................................................................           13,196
Printing and shareholder reports ....................................................            5,136
Custodian fees ......................................................................            4,449
Transfer agent fees--Class I ........................................................            2,627
Accounting services .................................................................            1,410
Directors' fees and expenses ........................................................              780
Pricing services ....................................................................              571
Other ...............................................................................            4,847
                                                                                           -----------
Total expenses before waiver ........................................................           54,053
Waiver of expenses ..................................................................          (20,718)
                                                                                           -----------
Total expenses after waiver .........................................................                             33,335
                                                                                                             -----------
Investment income--net ..............................................................                              3,300
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss)--Net:
Realized gain on investments--net ...................................................                            483,106
Unrealized appreciation on investments--net .........................................                           (191,042)
                                                                                                             -----------
Total realized and unrealized gain--net .............................................                            292,064
                                                                                                             -----------
Net Increase in Net Assets Resulting from Operations ................................                        $   295,364
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Statement of Changes in Net Assets

                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
                                                                                             June 30,        December 31,
Increase (Decrease) in Net Assets:                                                             2006              2005**
------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ..............................................................      $     3,300       $    19,986
Realized gain--net ..................................................................          483,106           313,637
Unrealized appreciation--net ........................................................         (191,042)          356,073
                                                                                           -----------------------------
Net increase in net assets resulting from operations ................................          295,364           689,696
                                                                                           -----------------------------
------------------------------------------------------------------------------------------------------------------------
Dividends & Distributions to Shareholders:
Investment income--net:
  Class I ...........................................................................               --           (39,985)
  Class II ..........................................................................               --                (8)
  Class III .........................................................................               --                (8)
Realized gain--net:
  Class I ...........................................................................         (112,911)         (200,441)
  Class II ..........................................................................              (21)              (38)
  Class III .........................................................................              (21)              (38)
                                                                                           -----------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders         (112,953)         (240,518)
                                                                                           -----------------------------
------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Net increase in net assets derived from capital share transactions ..................          440,454         5,553,118
                                                                                           -----------------------------
------------------------------------------------------------------------------------------------------------------------
Net Assets:
Total increase in net assets ........................................................          622,865         6,002,296
Beginning of period .................................................................        6,005,296             3,000
                                                                                           -----------------------------
End of period* ......................................................................      $ 6,628,161       $ 6,005,296
                                                                                           =============================
------------------------------------------------------------------------------------------------------------------------
  * Undistributed investment income--net ............................................      $     3,300                --
 ** The Portfolio commenced operations just prior to the close of business on              =============================
    December 31, 2004

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Financial Highlights

                                                                                                      Class I
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005**
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $     10.88       $     10.00
                                                                                           -----------       -----------
Investment income--net* .............................................................              .01               .04
Realized and unrealized gain--net ...................................................              .55              1.30
                                                                                           -----------       -----------
Total from investment operations ....................................................              .56              1.34
                                                                                           -----------       -----------
Less dividends and distributions from:
  Investment income--net ............................................................               --              (.08)
  Realized gain--net ................................................................             (.20)             (.38)
                                                                                           -----------       -----------
Total dividends and distributions ...................................................             (.20)             (.46)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $     11.24       $     10.88
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:+
Based on net asset value per share ..................................................             5.07%@           13.32%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver .............................................................             1.03%***          1.03%
                                                                                           ===========       ===========
Expenses ............................................................................             1.67%***          1.64%
                                                                                           ===========       ===========
Investment income--net ..............................................................              .10%***           .38%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $     6,626       $     6,003
                                                                                           ===========       ===========
Portfolio turnover ..................................................................            49.86%           119.42%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

*     Based on average shares outstanding.
** The Portfolio commenced operations just prior to the close of business on December 31, 2004.
***   Annualized.
+     Total investment returns exclude insurance-related fees and expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Financial Highlights (continued)

                                                                                                      Class II
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005**
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $     10.87       $     10.00
                                                                                           -----------       -----------
Investment income--net* .............................................................               --@              .03
Realized and unrealized gain--net ...................................................              .56              1.30
                                                                                           -----------       -----------
Total from investment operations ....................................................              .56              1.33
                                                                                           -----------       -----------
Less dividends and distributions from:
  Investment income--net ............................................................               --              (.08)
  Realized gain--net ................................................................             (.20)             (.38)
                                                                                           -----------       -----------
Total dividends and distributions ...................................................             (.20)             (.46)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $     11.23       $     10.87
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:+
Based on net asset value per share ..................................................             5.08%@@          13.22%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver .............................................................             1.03%***          1.03%
                                                                                           ===========       ===========
Expenses ............................................................................             1.67%***          1.64%
                                                                                           ===========       ===========
Investment income--net ..............................................................              .10%***           .33%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $         1       $         1
                                                                                           ===========       ===========
Portfolio turnover ..................................................................            49.86%           119.42%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

*     Based on average shares outstanding.
** The Portfolio commenced operations just prior to the close of business on December 31, 2004.
***   Annualized.
+     Total investment returns exclude insurance-related fees and expenses.
@     Amount is less than $.01 per share.
@@    Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Financial Highlights (concluded)

                                                                                                    Class III
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005**
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $     10.87       $     10.00
                                                                                           -----------       -----------
Investment income--net* .............................................................               --@              .03
Realized and unrealized gain--net ...................................................              .56              1.30
                                                                                           -----------       -----------
Total from investment operations ....................................................              .56              1.33
                                                                                           -----------       -----------
Less dividends and distributions from:
  Investment income--net ............................................................               --              (.08)
  Realized gain--net ................................................................             (.20)             (.38)
                                                                                           -----------       -----------
Total dividends and distributions ...................................................             (.20)             (.46)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $     11.23       $     10.87
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:+
Based on net asset value per share ..................................................             5.08%@@          13.22%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver .............................................................             1.03%***          1.03%
                                                                                           ===========       ===========
Expenses ............................................................................             1.67%***          1.64%
                                                                                           ===========       ===========
Investment income--net ..............................................................              .10%***           .33%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $         1       $         1
                                                                                           ===========       ===========
Portfolio turnover ..................................................................            49.86%           119.42%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

*     Based on average shares outstanding.
** The Portfolio commenced operations just prior to the close of business on December 31, 2004.
***   Annualized.
+     Total investment returns exclude insurance-related fees and expenses.
@     Amount is less than $.01 per share.
@@    Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Notes to Financial Statements

1. Significant Accounting Policies:

FAM Series Fund, Inc. (the "Fund") is an open-end management investment company that is comprised of 14 separate portfolios. Each portfolio offers three classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect, wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Mercury Mid Cap Value Opportunities Portfolio (the "Portfolio") is classified as "diversified," as defined in the Investment Company Act of 1940, as amended. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

      Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

      Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Portfolio under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

      Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the

Portfolio's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio may write and purchase call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium received is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Portfolio invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

      (d) Income taxes--It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

      (f) Dividends and distributions--Dividends and distributions paid by the Portfolio are recorded on the ex-dividend dates.

      (g) Expenses--Certain expenses have been allocated to the individual portfolios in the Fund on a pro rata basis based upon the respective aggregate net asset value of each portfolio included in the Fund.

      (h) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Portfolio typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co. Inc. ("ML & Co.") which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor") which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      MLIM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at the annual rate of .65% of the average daily value of the Portfolio's net assets. MLIM has agreed to voluntarily waive fees so that the total annual portfolio operating expenses do not exceed 1.03%, exclusive of distribution fees. MLIM may discontinue or reduce this waiver at any time without notice. For the six months ended June 30, 2006, MLIM earned fees of $21,037, of which $20,718 was waived. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLAM U.K. provides investment advisory services to MLIM with respect to the Portfolio. There was no increase in the aggregate fees paid by the Portfolio for these services.

      Pursuant to the Distribution Plans adopted by the Fund, in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Portfolio pays the Distributor an ongoing distribution fee each month at the annual rate of .15% and .25% of the average daily value of the Portfolio's Class II and Class III net assets, respectively. For the six months ended June 30, 2006, the distribution fees were not accrued for Class II and Class III.

      The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund and the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM.

      For the six months ended June 30, 2006, the Portfolio reimbursed MLIM $67 for certain accounting services.

      In addition, MLPF&S earned $1,098 in commissions on the execution of portfolio security transactions for the six months ended June 30, 2006.

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, MLAM U.K., FDS, FAMD, ML & Co., and/or MLIM, LLC.

      In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including MLIM, to the investment management business of BlackRock, Inc. The transaction is expected to close at the end of the third quarter of 2006.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2006 were $3,604,220 and $3,175,209, respectively.

4. Capital Share Transactions:

Net increase in net assets resulting from capital share transactions was $440,454 and $5,553,118 for the six months ended June 30, 2006 and for the year ended December 31, 2005, respectively.

      Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class I Shares for the Six Months Ended                                Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................             33,639         $   389,713
Shares issued to shareholders in
  reinvestment of distributions ........              9,569             112,911
                                                -----------         -----------
Total issued ...........................             43,208             502,624
Shares redeemed ........................             (5,407)            (62,212)
                                                -----------         -----------
Net increase ...........................             37,801         $   440,412
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class I Shares for the Year Ended                                      Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            530,122         $ 5,315,887
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ....................             22,017             240,426
                                                -----------         -----------
Total issued ...........................            552,139           5,556,313
Shares redeemed ........................               (304)             (3,287)
                                                -----------         -----------
Net increase ...........................            551,835         $ 5,553,026
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

-------------------------------------------------------------------------------
Class II Shares for the Six Months Ended                               Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ........                  2         $        21
                                                -----------         -----------
Net increase ...........................                  2         $        21
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class II Shares for the Year Ended                                     Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ....................                  4         $        46
                                                -----------         -----------
Net increase ...........................                  4         $        46
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

-------------------------------------------------------------------------------
Class III Shares for the Six Months Ended                              Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ........                  2         $        21
                                                -----------         -----------
Net increase ...........................                  2         $        21
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class III Shares for the Year Ended                                    Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ....................                  4         $        46
                                                -----------         -----------
Net increase ...........................                  4         $        46
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
A Discussion With Your Portfolio Managers

How did the Portfolio perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2006, Mercury Small Cap Index Portfolio's Class I Shares had a total return of +7.87%. For the same period, the benchmark Russell 2000 Index returned +8.21%.

      The Russell 2000 Index is a market-weighted index composed of approximately 2,000 common stocks issued by small capitalization U.S. companies in a range of businesses. As the value of the Russell 2000 fluctuated during the past six months, the Portfolio's performance generally tracked that of the Index.

      The Portfolio's six-month period comprised two very different quarters. Despite considerable volatility entering the new year, U.S. equity markets delivered their best first quarter gains in several years in the first three months of 2006. The Russell 2000 Index advanced 13.94%.

      The impetus behind U.S. equity markets' gains in the first quarter was a robust U.S. economy, which rebounded sharply following a slowdown in the last quarter of 2005. Economic growth resiliently forged ahead despite well-publicized headwinds such as rising interest rates, a slowdown in the housing market and wild cards such as bird flu, turbulence in the Middle East and volatile energy markets. First quarter gross domestic product (GDP) grew at an annualized rate of 5.6%, more than triple the previous quarter's GDP advance of 1.7% and the best growth rate since the third quarter of 2003 (7.2%). Business investment expanded at the fastest pace in almost six years in the first quarter. Moreover, consumer spending -- which accounts for more than two-thirds of U.S. economic activity -- rose at a brisk 5.1% pace. In the last quarter of 2005, consumer spending crept forward at a meager .9% rate.

      A robust corporate sector, distinguished by healthy balance sheets that paved the way for improved capital spending, was a key driver of economic growth as the six-month period got underway. Corporate earnings were up approximately 16% for the first quarter. Other factors that underpinned a vigorous economy in the first half of the six-month period included higher productivity, a firming labor market characterized by rising wages and a jobless rate near a four-year low, improvements in both consumer confidence and retail sales, and a stable inflationary environment.

      A couple of unsurprising 25 basis point (.25%) hikes in the federal funds target rate closed the first and third months of the first quarter. The first, on outgoing Chairman Alan Greenspan's last day, marked the 14th consecutive 25 basis point increase by the Federal Reserve Board (the Fed) since June 2004. The second interest rate hike followed the Fed's first meeting under new Chairman Ben Bernanke, who picked up where Alan Greenspan left off in the Fed's measured interest rate-hiking campaign.

      The second quarter was a difficult period for investors, with most U.S. equity markets posting losses. The Russell 2000 Index retreated 5.02%. As was the case in the first quarter, market volatility continued, but this time leaning in a negative direction. Profit taking and concerns over the medium-term strength of the economy weighed on stock prices. Moreover, equity markets came under pressure from the intensifying headwinds of higher interest rates, rising inflationary expectations, a weakening in personal consumption and the housing market, record energy prices and ongoing unease about the excessive levels of consumer debt, all of which had been present for some time.

      As economic activity cooled in the second quarter, consensus estimates for GDP growth neared the long-run trend of 3%. Reduced personal consumption and an end of the five-year U.S. housing boom were largely responsible for the slowdown in economic growth. Residential investment is estimated to have represented as much as half of the growth in the U.S. economy since 2001. However, the corporate sector remained robust. Second-quarter corporate earnings are expected to grow about 12%, which would mark the 12th straight quarter of earnings growth of at least 10%.

      Equity markets opened the second quarter strongly and, by early May, the Dow Jones Industrial Average climbed to within 100 points of its all-time high. During April, U.S. equity markets continued to weather -- with little damage -- the maturing headwinds of high commodities prices, increasing interest rates, poorer consumption and residential investment, and escalating geopolitical tensions. Commodity prices strengthened in April as oil breached $75 per barrel to reach all-time highs, and gold prices surged to a 25-year peak at above $650 per ounce, as investors looked toward the safe-haven and anti-inflationary factors that make bullion attractive. Also in April, the yield on the bellwether 10-year U.S. Treasury moved above the 5% mark for the first time in almost four years.

      Equity markets lost ground in May amid concerns of moderating economic growth, mostly due to weaker trends in housing and personal consumption. Consumer confidence, which had struck a four-year high in April, dipped in May to the lowest level since September of 2005. As widely expected, the Fed carried out its 16th consecutive 25 basis point hike on May 10, boosting the short-term interest rate to 5%, the highest mark in more than five years.

      Following the Fed's interest rate hike in May, equity markets embarked on a correction, fueled by the preceding factors cited as well as interest rate concerns, a resurgence in inflationary fears and the likelihood of subdued corporate earnings growth for the second half of the year. Equity markets ended the month of June flat, as signs of moderating economic growth mounted amid a worsening slide in consumer sentiment and the housing market. Interest rates on 30-year home mortgages reached a four-year peak. However, the unemployment rate remained at 4.6%, the lowest level since the summer of 2001.

      At the end of the period, the Fed carried out its 17th consecutive 25 basis point interest rate hike, bringing the short-term interest rate to 5.25%. The accompanying statement by the Fed, which omitted the phrase "the committee judges that some further tightening may yet be needed," led many to believe that the current cycle of interest rate hikes may be close to an end. The Fed noted that recent indicators suggest that "economic growth is moderating from its quite strong pace earlier this year, partly reflecting a gradual cooling of the housing market and the lagged effects of increases in interest rates and energy prices."

      Amid an appreciable uptick in inflation data during the second quarter, investor worries over inflation were stoked by the phrase "readings on core inflation have been elevated in recent months" in the Fed's June statement. Consumer prices rose in each of the period's six months. The core rate of inflation (excluding food and energy prices) registered a fourth straight monthly increase of .3% in June, the longest such increase since January to April 1995. For the second quarter, core inflation pressed forward at an annual rate of 3.6%, exceeding the Fed's target zone of 2% or less. Yet, the structural forces that kept a lid on prices over the past several years were still intact as of period-end: globalization, competition and a technology-driven surge in productivity.

      For the six-month period, small cap stocks, as measured by the Russell 2000 Index, outpaced the +2.76% return of the large-cap Russell 1000 Index. Within the Russell 2000, the value style of investing outperformed the growth style for the period, with the Russell 2000 Value Index returning +10.44% versus the +6.07% return of the Russell 2000 Growth Index.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the Russell 2000 Index, the Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark. On June 30, the Russell 2000 Index underwent its annual reconstitution. To maintain the Portfolio's tight tracking to the benchmark, we adjusted it to be in line with the new benchmark as of the rebalancing's effective date.

How would you characterize the Portfolio's position at the close of the period?

After several years of above-average growth, the prevailing data suggest that the economy and corporate earnings are heading toward moderation in 2006. Against this backdrop, the Portfolio remains positioned to match the risk characteristics of its benchmark, whatever direction the market takes.

Debra L. Jelilian
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

July 27, 2006

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Average Annual Total Return--Class I Shares*
--------------------------------------------------------------------------------
Period Covered                                                           Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                   +14.08%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                     + 9.28
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Average Annual Total Return--Class II Shares*
--------------------------------------------------------------------------------
Period Covered                                                           Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                   +13.96%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                     + 9.28
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Average Annual Total Return--Class III Shares*
--------------------------------------------------------------------------------
Period Covered                                                           Return
--------------------------------------------------------------------------------
One Year Ended 6/30/06                                                   +13.96%
--------------------------------------------------------------------------------
Inception (12/31/04) through 6/30/06                                     + 9.28
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Recent Performance Results
--------------------------------------------------------------------------------
                                                      6-Month         12-Month
As of June 30, 2006                                 Total Return    Total Return
--------------------------------------------------------------------------------
Class I Shares*                                        +7.87%          +14.08%
--------------------------------------------------------------------------------
Class II Shares*                                       +7.87           +13.96
--------------------------------------------------------------------------------
Class III Shares*                                      +7.87           +13.96
--------------------------------------------------------------------------------
Russell 2000(R) Index**                                +8.21           +14.58
--------------------------------------------------------------------------------
* Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. Returns do not show the effects of distribution fees (12b-1 fees) applicable to Class II and Class III Shares because these fees have not yet been charged. If such fees were included, returns shown would have been lower.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.

      Past results shown should not be considered a representation of future performance.

      Russell 2000 is a registered trademark of the Frank Russell Companies.

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Disclosure of Expenses

Shareholders of this Portfolio may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2006 and held through June 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

      The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

      The second table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

      The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                          Expenses Paid
                                                      Beginning           Ending       During the Period*
                                                    Account Value      Account Value   January 1, 2006 to
                                                   January 1, 2006     June 30, 2006     June 30, 2006
=========================================================================================================
Actual
=========================================================================================================
Class I                                                  $1,000          $1,078.70           $2.85
---------------------------------------------------------------------------------------------------------
Class II                                                 $1,000          $1,078.70           $2.85
---------------------------------------------------------------------------------------------------------
Class III                                                $1,000          $1,078.70           $2.85
=========================================================================================================
Hypothetical (5% annual return before expenses)**
=========================================================================================================
Class I                                                  $1,000          $1,022.16           $2.77
---------------------------------------------------------------------------------------------------------
Class II                                                 $1,000          $1,022.16           $2.77
---------------------------------------------------------------------------------------------------------
Class III                                                $1,000          $1,022.16           $2.77
---------------------------------------------------------------------------------------------------------

* For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (.55% for Class I, .55% for Class II and .55% for Class III), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Currently, Class II and Class III have money only from an affiliated entity and are not accruing their distribution fees (12b-1 fees). If, during the period, the distribution fees were accrued, the actual expense ratios would have been approximately .70% and .80%, the actual expenses paid would have been approximately $3.63 and $4.15, and the hypothetical expenses paid would have been approximately $3.53 and $4.03 for Class II and Class III, respectively.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Portfolio Information as of June 30, 2006

                                                                      Percent of
Sector Representation                                          Total Investments
--------------------------------------------------------------------------------
Financial Services .....................................                   20.0%
Consumer Discretionary .................................                   16.3
Technology .............................................                   11.5
Health Care ............................................                    9.9
Materials & Processing .................................                    7.6
Producer Durables ......................................                    6.2
Other Energy ...........................................                    4.0
Auto & Transportation ..................................                    3.5
Utilities ..............................................                    3.5
Consumer Staples .......................................                    1.7
Integrated Oils ........................................                    0.3
Other ..................................................                    0.3
Short-Term Investments .................................                   15.2
--------------------------------------------------------------------------------
For Portfolio compliance purposes, the Portfolio's sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2006

This summary schedule of investments is presented to help investors focus on the Portfolio's principal holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-637-3863 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                                             Shares                                                                       Percent of
Industry                                       Held                     Common Stocks                       Value         Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies                            447     aQuantive, Inc. (a) ...........................   $   11,323          0.1%
                                                        Other Securities ..............................       39,955          0.5
                                                                                                          --------------------------
                                                                                                              51,278          0.6
------------------------------------------------------------------------------------------------------------------------------------
Aerospace                                               Other Securities ..............................       47,086          0.5
------------------------------------------------------------------------------------------------------------------------------------
Agriculture Fishing & Ranching                          Other Securities ..............................       12,451          0.1
------------------------------------------------------------------------------------------------------------------------------------
Air Transport                                   236     Aviall, Inc. (a) ..............................       11,215          0.1
                                                222     EGL, Inc. (a) .................................       11,144          0.1
                                              1,100     JetBlue Airways Corp. (a) .....................       13,354          0.2
                                                        Other Securities ..............................       53,367          0.6
                                                                                                          --------------------------
                                                                                                              89,080          1.0
------------------------------------------------------------------------------------------------------------------------------------
Aluminum                                                Other Securities ..............................       13,591          0.2
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market                                Other Securities ..............................       11,351          0.1
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment                          Other Securities ..............................       40,410          0.4
------------------------------------------------------------------------------------------------------------------------------------
Auto Trucks & Parts                                     Other Securities ..............................       17,585          0.2
------------------------------------------------------------------------------------------------------------------------------------
Banks: New York City                                    Other Securities ..............................        4,048          0.0
------------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City                    299     Cathay General Bancorp ........................       10,878          0.1
                                                321     First Midwest Bancorp, Inc. ...................       11,903          0.1
                                                244     SVB Financial Group (a) .......................       11,092          0.1
                                                314     Texas Regional Bancshares, Inc. Class A .......       11,907          0.1
                                                        Other Securities ..............................      522,468          5.8
                                                                                                          --------------------------
                                                                                                             568,248          6.2
------------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)                            Other Securities ..............................        2,138          0.0
------------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks                                   Other Securities ..............................        5,552          0.1
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production                     Other Securities ..............................      214,572          2.3
------------------------------------------------------------------------------------------------------------------------------------
Building Materials                                      Other Securities ..............................       50,137          0.5
------------------------------------------------------------------------------------------------------------------------------------
Building: Cement                                        Other Securities ..............................        2,210          0.0
------------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing                            Other Securities ..............................        6,082          0.1
------------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous                                 Other Securities ..............................       16,306          0.2
------------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard                           Other Securities ..............................        9,010          0.1
------------------------------------------------------------------------------------------------------------------------------------
Cable Television Services                               Other Securities ..............................        7,605          0.1
------------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling                              242     Aztar Corp. (a) ...............................       12,574          0.2
                                                        Other Securities ..............................       48,360          0.5
                                                                                                          --------------------------
                                                                                                              60,934          0.7
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                               Other Securities ..............................      108,837          1.2
------------------------------------------------------------------------------------------------------------------------------------
Coal                                                    Other Securities ..............................       12,849          0.1
------------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services                         Other Securities ..............................       19,760          0.2
------------------------------------------------------------------------------------------------------------------------------------
Communications & Media                                  Other Securities ..............................        8,693          0.1
------------------------------------------------------------------------------------------------------------------------------------
Communications Technology                     2,300     3Com Corp. (a) ................................       11,776          0.1
                                                        Other Securities ..............................      210,107          2.3
                                                                                                          --------------------------
                                                                                                             221,883          2.4
------------------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems            200     CACI International, Inc. Class A (a) ..........       11,666          0.1
                                                262     Transaction Systems Architects, Inc.
                                                          Class A (a) .................................       10,923          0.1
                                                        Other Securities ..............................      343,985          3.8
                                                                                                          --------------------------
                                                                                                             366,574          4.0
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2006 (continued)

                                             Shares                                                                       Percent of
Industry                                       Held                   Common Stocks                          Value        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Computer Technology                             476     RSA Security, Inc. (a) ........................   $   12,942          0.2%
                                                        Other Securities ..............................      122,187          1.3
                                                                                                          --------------------------
                                                                                                             135,129          1.5
------------------------------------------------------------------------------------------------------------------------------------
Construction                                            Other Securities ..............................       31,521          0.3
------------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics                                    Other Securities ..............................       63,273          0.7
------------------------------------------------------------------------------------------------------------------------------------
Consumer Products                                       Other Securities ..............................       53,276          0.6
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metal & Glass                   Other Securities ..............................       29,110          0.3
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper & Plastic                 Other Securities ..............................        4,916          0.1
------------------------------------------------------------------------------------------------------------------------------------
Copper                                                  Other Securities ..............................        7,168          0.1
------------------------------------------------------------------------------------------------------------------------------------
Cosmetics                                               Other Securities ..............................       10,916          0.1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                          Other Securities ..............................       35,331          0.4
------------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing              297     Acuity Brands, Inc. ...........................       11,556          0.1
                                                        Other Securities ..............................       43,802          0.5
                                                                                                          --------------------------
                                                                                                              55,358          0.6
------------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains                             Other Securities ..............................       42,704          0.5
------------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals                         569     Alkermes, Inc. (a) ............................       10,765          0.1
                                                600     Nektar Therapeutics (a) .......................       11,004          0.1
                                                        Other Securities ..............................      185,751          2.1
                                                                                                          --------------------------
                                                                                                             207,520          2.3
------------------------------------------------------------------------------------------------------------------------------------
Education Services                                      Other Securities ..............................       35,469          0.4
------------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics                                Other Securities ..............................       29,554          0.3
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components               338     General Cable Corp. (a) .......................       11,830          0.1
                                                172     Genlyte Group, Inc. (a) .......................       12,458          0.1
                                                        Other Securities ..............................       56,204          0.7
                                                                                                          --------------------------
                                                                                                              80,492          0.9
------------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance                         Other Securities ..............................        1,046          0.0
------------------------------------------------------------------------------------------------------------------------------------
Electronics                                             Other Securities ..............................       53,040          0.6
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges & Meters               Other Securities ..............................       12,912          0.1
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems                    294     Hologic, Inc. (a) .............................       14,512          0.1
                                                        Other Securities ..............................       62,256          0.7
                                                                                                          --------------------------
                                                                                                              76,768          0.8
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                   298     Formfactor, Inc. (a) ..........................       13,300          0.2
Components                                              Other Securities ..............................      147,712          1.6
                                                                                                          --------------------------
                                                                                                             161,012          1.8
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology                                 Other Securities ..............................       56,280          0.6
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment                                        Other Securities ..............................        4,833          0.1
------------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous                                    Other Securities ..............................       51,586          0.6
------------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services                      Other Securities ..............................       12,919          0.1
------------------------------------------------------------------------------------------------------------------------------------
Entertainment                                           Other Securities ..............................       25,698          0.3
------------------------------------------------------------------------------------------------------------------------------------
Fertilizers                                             Other Securities ..............................        3,535          0.0
------------------------------------------------------------------------------------------------------------------------------------
Finance Companies                                       Other Securities ..............................       20,449          0.2
------------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan                                     Other Securities ..............................        9,693          0.1
------------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing                               Other Securities ..............................       85,950          0.9
Services & Systems
------------------------------------------------------------------------------------------------------------------------------------
Financial Information Services                          Other Securities ..............................       20,493          0.2
------------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous                                 Other Securities ..............................       65,702          0.7
------------------------------------------------------------------------------------------------------------------------------------
Foods                                                   Other Securities ..............................       79,740          0.9
------------------------------------------------------------------------------------------------------------------------------------
Forest Products                                         Other Securities ..............................        8,878          0.1
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2006 (continued)

                                             Shares                                                                       Percent of
Industry                                       Held                   Common Stocks                          Value        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Forms and Bulk Printing Services                        Other Securities ..............................   $    4,983          0.1%
------------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries                            Other Securities ..............................        7,569          0.1
------------------------------------------------------------------------------------------------------------------------------------
Glass                                                   Other Securities ..............................        3,219          0.0
------------------------------------------------------------------------------------------------------------------------------------
Gold                                                    Other Securities ..............................       12,584          0.1
------------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities                                  Other Securities ..............................       56,402          0.6
------------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services                         Other Securities ..............................       49,747          0.5
------------------------------------------------------------------------------------------------------------------------------------
Health Care Services                                    Other Securities ..............................       47,843          0.5
------------------------------------------------------------------------------------------------------------------------------------
Homebuilding                                            Other Securities ..............................       23,163          0.3
------------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel                                             Other Securities ..............................        5,299          0.1
------------------------------------------------------------------------------------------------------------------------------------
Household Furnishings                                   Other Securities ..............................       42,001          0.5
------------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices                 Other Securities ..............................       44,479          0.5
------------------------------------------------------------------------------------------------------------------------------------
Industrial Producers                                    Other Securities ..............................        4,054          0.0
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Life                                         Other Securities ..............................       32,516          0.4
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line                                   Other Securities ..............................       36,462          0.4
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty                    426     Ohio Casualty Corp. ...........................       12,665          0.1
                                                194     Selective Insurance Group .....................       10,839          0.1
                                                        Other Securities ..............................       88,919          1.0
                                                                                                          --------------------------
                                                                                                             112,423          1.2
------------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies                         Other Securities ..............................       49,460          0.5
------------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones                            Other Securities ..............................        8,203          0.1
------------------------------------------------------------------------------------------------------------------------------------
Leisure Time                                            Other Securities ..............................       30,245          0.3
------------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering                                 Other Securities ..............................        6,855          0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural                                 Other Securities ..............................        2,877          0.0
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling                      Other Securities ..............................        8,692          0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines                                      Other Securities ..............................       10,297          0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty                         Other Securities ..............................       39,369          0.4
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well                             577     Hanover Compressor Co. (a) ....................       10,836          0.1
Equipment & Services                            317     Oil States International, Inc. (a) ............       10,867          0.1
                                                        Other Securities ..............................       79,107          0.9
                                                                                                          --------------------------
                                                                                                             100,810          1.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty                            235     Bucyrus International, Inc. ...................       11,867          0.1
                                                        Other Securities ..............................       10,526          0.1
                                                                                                          --------------------------
                                                                                                              22,393          0.2
------------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing                                    Other Securities ..............................        7,995          0.1
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing                                           Other Securities ..............................        6,303          0.1
------------------------------------------------------------------------------------------------------------------------------------
Medical & Dental                                278     Mentor Corp. ..................................       12,093          0.1
Instruments & Supplies                                  Other Securities ..............................      207,453          2.3
                                                                                                          --------------------------
                                                                                                             219,546          2.4
------------------------------------------------------------------------------------------------------------------------------------
Medical Services                                290     Magellan Health Services, Inc. (a) ............       13,140          0.2
                                                        Other Securities ..............................       10,398          0.1
                                                                                                          --------------------------
                                                                                                              23,538          0.3
------------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating                               267     Maverick Tube Corp. (a) .......................       16,872          0.2
                                                        Other Securities ..............................       70,979          0.8
                                                                                                          --------------------------
                                                                                                              87,851          1.0
------------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous                 144     Cleveland-Cliffs, Inc. ........................       11,418          0.1
                                                        Other Securities ..............................       27,669          0.3
                                                                                                          --------------------------
                                                                                                              39,087          0.4
------------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit and Grain Processing                     Other Securities ..............................        2,322          0.0
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2006 (continued)

                                             Shares                                                                       Percent of
Industry                                       Held                   Common Stocks                          Value        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples                          Other Securities ..............................   $    3,460          0.0%
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities                   Other Securities ..............................       16,311          0.2
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing                    Other Securities ..............................       19,967          0.2
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables                         Other Securities ..............................       11,399          0.1
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology                                Other Securities ..............................        2,963          0.0
------------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies                                  Other Securities ..............................       26,738          0.3
------------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment                   Other Securities ..............................       22,669          0.2
------------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling                                       Other Securities ..............................       13,777          0.1
------------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers                            192     Houston Exploration Co. (a) ...................       11,748          0.1
                                                        Other Securities ..............................      163,998          1.8
                                                                                                          --------------------------
                                                                                                             175,746          1.9
------------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic                                Other Securities ..............................       22,618          0.2
------------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International                           Other Securities ..............................        3,904          0.0
------------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings                                       Other Securities ..............................       13,688          0.1
------------------------------------------------------------------------------------------------------------------------------------
Paper                                                   Other Securities ..............................       32,928          0.4
------------------------------------------------------------------------------------------------------------------------------------
Plastics                                                Other Securities ..............................        9,205          0.1
------------------------------------------------------------------------------------------------------------------------------------
Pollution Control &                                     Other Securities ..............................       13,725          0.1
Environmental Services
------------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment                            Other Securities ..............................        7,903          0.1
------------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services                             Other Securities ..............................       12,605          0.1
------------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment                 238     Cymer, Inc. (a) ...............................       11,057          0.1
                                                343     Varian Semiconductor Equipment
                                                          Associates, Inc. (a) ........................       11,185          0.1
                                                        Other Securities ..............................       88,509          1.0
                                                                                                          --------------------------
                                                                                                             110,751          1.2
------------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous                               Other Securities ..............................       34,134          0.4
------------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers                                  Other Securities ..............................       26,047          0.3
------------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters                                 Other Securities ..............................       41,510          0.5
------------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment                                      Other Securities ..............................       17,880          0.2
------------------------------------------------------------------------------------------------------------------------------------
Railroads                                       231     Florida East Coast Industries, Inc. ...........       12,088          0.2
                                                        Other Securities ..............................       11,025          0.1
                                                                                                          --------------------------
                                                                                                              23,113          0.3
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                                             Other Securities ..............................       16,154          0.2
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)           135     Alexandria Real Estate Equities, Inc. .........       11,972          0.1
                                                284     First Industrial Realty Trust, Inc. ...........       10,775          0.1
                                                372     Highwoods Properties, Inc. ....................       13,459          0.2
                                                228     Home Properties, Inc. .........................       12,656          0.2
                                                268     LaSalle Hotel Properties ......................       12,408          0.1
                                                277     Post Properties, Inc. .........................       12,559          0.1
                                                500     Realty Income Corp. ...........................       10,950          0.1
                                                        Other Securities ..............................      452,340          4.9
                                                                                                          --------------------------
                                                                                                             537,119          5.8
------------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats                           Other Securities ..............................       22,464          0.2
------------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial                   Other Securities ..............................       13,034          0.1
------------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer                     Other Securities ..............................       32,367          0.4
------------------------------------------------------------------------------------------------------------------------------------
Restaurants                                             Other Securities ..............................      150,826          1.6
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2006 (continued)

                                             Shares                                                                       Percent of
Industry                                       Held                   Common Stocks                          Value        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Retail                                          700     Big Lots, Inc. (a) ............................   $   11,956          0.1%
                                                187     The Pantry, Inc. (a) ..........................       10,760          0.1
                                                422     Payless Shoesource, Inc. (a) ..................       11,466          0.1
                                                        Other Securities ..............................      281,704          3.1
                                                                                                          --------------------------
                                                                                                             315,886          3.4
------------------------------------------------------------------------------------------------------------------------------------
Savings & Loan                                          Other Securities ..............................      165,372          1.8
------------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers                        Other Securities ..............................       14,236          0.2
------------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services                         Other Securities ..............................       42,190          0.5
------------------------------------------------------------------------------------------------------------------------------------
Services: Commercial                            331     Waste Connections, Inc. (a) ...................       12,048          0.1
                                                        Other Securities ..............................      260,928          2.9
                                                                                                          --------------------------
                                                                                                             272,976          3.0
------------------------------------------------------------------------------------------------------------------------------------
Shipping                                        200     American Commercial Lines, Inc. (a) ...........       12,050          0.1
                                                        Other Securities ..............................        7,114          0.1
                                                                                                          --------------------------
                                                                                                              19,164          0.2
------------------------------------------------------------------------------------------------------------------------------------
Shoes                                                   Other Securities ..............................       46,117          0.5
------------------------------------------------------------------------------------------------------------------------------------
Steel                                                   Other Securities ..............................       51,957          0.6
------------------------------------------------------------------------------------------------------------------------------------
Sugar                                                   Other Securities ..............................        2,372          0.0
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment                    355     Interdigital Communications Corp. (a) .........       12,393          0.1
                                                600     Polycom, Inc. (a) .............................       13,152          0.2
                                                        Other Securities ..............................       49,372          0.5
                                                                                                          --------------------------
                                                                                                              74,917          0.8
------------------------------------------------------------------------------------------------------------------------------------
Textile Products                                        Other Securities ..............................        3,284          0.0
------------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers                  338     Phillips-Van Heusen Corp. .....................       12,898          0.1
                                                        Other Securities ..............................       53,740          0.6
                                                                                                          --------------------------
                                                                                                              66,638          0.7
------------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber                                          Other Securities ..............................        8,201          0.1
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                                                 Other Securities ..............................       15,596          0.2
------------------------------------------------------------------------------------------------------------------------------------
Toys                                                    Other Securities ..............................        9,666          0.1
------------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous                            Other Securities ..............................       18,991          0.2
------------------------------------------------------------------------------------------------------------------------------------
Truckers                                                Other Securities ..............................       46,038          0.5
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio                             Other Securities ..............................        2,392          0.0
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical                                   Other Securities ..............................      121,273          1.3
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors                     304     Nicor, Inc. ...................................       12,616          0.1
                                                        Other Securities ..............................       62,018          0.7
                                                                                                          --------------------------
                                                                                                              74,634          0.8
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines                                Other Securities ..............................        3,307          0.0
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous                                Other Securities ..............................        9,548          0.1
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications                           Other Securities ..............................       96,912          1.1
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Water                                        Other Securities ..............................       13,433          0.1
------------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade                         Other Securities ..............................        6,013          0.1
------------------------------------------------------------------------------------------------------------------------------------
Wholesalers                                     234     United Stationers, Inc. (a) ...................       11,541          0.1
                                                        Other Securities ..............................       10,459          0.1
                                                                                                          --------------------------
                                                                                                              22,000          0.2
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks
                                                        (Cost--$7,227,051) ............................    7,647,246         82.9
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2006 (concluded)

                                         Beneficial                                                                       Percent of
                                           Interest     Short-Term Securities                               Value         Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                                         $1,364,204     Merrill Lynch Liquidity Series, LLC
                                                          Cash Sweep Series I, 4.78% (b)(d) ...........   $1,364,204         14.8%
                                              9,500     Merrill Lynch Liquidity Series, LLC
                                                          Money Market Series, 5.22% (b)(c)(d) ........        9,500          0.1
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities
                                                        (Cost--$1,373,704) ............................    1,373,704         14.9
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments
                                                        (Cost--$8,600,755*) ...........................    9,020,950         97.8

                                                        Other Assets Less Liabilities .................      199,237          2.2
                                                                                                          --------------------------
                                                        Net Assets--100.0% ............................   $9,220,187        100.0
                                                                                                          ==========================

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................     $ 8,590,141
                                                                    ===========
      Gross unrealized appreciation ...........................     $ 1,055,290
      Gross unrealized depreciation ...........................        (624,481)
                                                                    -----------
      Net unrealized appreciation .............................     $   430,809
                                                                    ===========

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------
                                                                                   Net              Interest
      Affiliate                                                                 Activity             Income
      ------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I ...........       $414,411             $28,571
      Merrill Lynch Liquidity Series, LLC Money Market Series ...........       $(11,650)            $   440
      ------------------------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Represents the current yield as of 6/30/2006.
o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Portfolio and issues not exceeding 1% of net assets.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Financial futures contracts purchased as of June 30, 2006 were as follows:

      -------------------------------------------------------------------------------------------------------
      Number of                                    Expiration                  Face               Unrealized
      Contracts               Issue                   Date                     Value             Appreciation
      -------------------------------------------------------------------------------------------------------
          19              Russell Mini           September 2006             $1,338,878              $50,972
      -------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Statement of Assets and Liabilities as of June 30, 2006

Assets:
Investments in unaffiliated securities, at value (including securities loaned of $8,704)
  (identified cost--$7,227,051) .....................................................                        $ 7,647,246
Investments in affiliated securities, at value (identified cost--$1,373,704) ........                          1,373,704
Cash on deposit for financial futures contracts .....................................                             51,300
Cash ................................................................................                              4,345
Receivables:
  Securities sold ...................................................................      $ 1,382,568
  Variation margin ..................................................................           19,190
  Dividends .........................................................................           10,527
  Investment advisor ................................................................              826
  Securities lending ................................................................               37         1,413,148
                                                                                           -----------
Prepaid expenses and other assets ...................................................                              4,688
                                                                                                             -----------
Total assets ........................................................................                         10,494,431
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Liabilities:
Collateral on securities loaned, at value ...........................................                              9,500
Payables:
  Securities purchased ..............................................................        1,263,704
  Other affiliates ..................................................................              921
  Capital shares redeemed ...........................................................              119         1,264,744
                                                                                           -----------       -----------
Total liabilities ...................................................................                          1,274,244
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Net Assets ..........................................................................                        $ 9,220,187
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
Class I Shares of Common Stock, $.10 par value, 30,000,000 shares authorized ........                        $    82,107
Class II Shares of Common Stock, $.10 par value, 30,000,000 shares authorized .......                                 10
Class III Shares of Common Stock, $.10 par value, 30,000,000 shares authorized ......                                 10
Paid-in capital in excess of par ....................................................                          8,156,255
Undistributed investment income--net ................................................      $    53,593
Undistributed realized capital gains--net ...........................................          457,045
Unrealized appreciation--net ........................................................          471,167
                                                                                           -----------
Total accumulated earnings--net .....................................................                            981,805
                                                                                                             -----------
Net Assets ..........................................................................                        $ 9,220,187
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
Class I--Based on net assets of $9,217,904 and 821,068 shares outstanding ...........                        $     11.23
                                                                                                             ===========
Class II--Based on net assets of $1,141.5 and 101.68 shares outstanding .............                        $     11.23
                                                                                                             ===========
Class III--Based on net assets of $1,141.5 and 101.68 shares outstanding ............                        $     11.23
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Statement of Operations for the Period Ended June 30, 2006

Investment Income:
Dividends (net of $23 foreign withholding tax) ......................................                        $    38,430
Interest from affiliates ............................................................                             28,571
Securities lending--net .............................................................                                440
                                                                                                             -----------
Total income ........................................................................                             67,441
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees ............................................................      $    13,808
Professional fees ...................................................................           13,131
Printing and shareholder reports ....................................................            7,402
Transfer agent fees--Class I ........................................................            2,614
Accounting services .................................................................            1,857
Custodian fees ......................................................................            1,742
Directors' fees and expenses ........................................................              637
Pricing services ....................................................................              509
Other ...............................................................................            3,748
                                                                                           -----------
Total expenses before waiver and reimbursement ......................................           45,448
Waiver and reimbursement of expenses ................................................          (20,132)
                                                                                           -----------
Total expenses after waiver and reimbursement .......................................                             25,316
                                                                                                             -----------
Investment income--net ..............................................................                             42,125
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss)--Net:
Realized gain (loss) on:
  Investments--net ..................................................................          458,008
  Financial futures contracts--net ..................................................          (23,230)          434,778
                                                                                           -----------
Unrealized appreciation/depreciation on:
  Investments--net ..................................................................          108,738
  Financial futures contracts--net ..................................................           74,093           182,831
                                                                                            ----------       -----------
Total realized and unrealized gain--net .............................................                            617,609
                                                                                                             -----------
Net Increase in Net Assets Resulting from Operations ................................                        $   659,734
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Statement of Changes in Net Assets

                                                                                            For the Six        For the
                                                                                           Months Ended       Year Ended
                                                                                             June 30,        December 31,
Increase (Decrease) in Net Assets:                                                             2006              2005**
------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ..............................................................      $    42,125       $    65,648
Realized gain--net ..................................................................          434,778           106,017
Unrealized appreciation/depreciation--net ...........................................          182,831           288,336
                                                                                           -----------       -----------
Net increase in net assets resulting from operations ................................          659,734           460,001
                                                                                           -----------       -----------
------------------------------------------------------------------------------------------------------------------------
Dividends & Distributions to Shareholders:
Investment income--net:
  Class I ...........................................................................               --           (75,982)
  Class II ..........................................................................               --                (9)
  Class III .........................................................................               --                (9)
Realized gain--net:
  Class I ...........................................................................          (17,803)          (49,523)
  Class II ..........................................................................               (2)               (6)
  Class III .........................................................................               (2)               (6)
                                                                                           -----------       -----------
Net decrease in net assets resulting from dividends and distributions to shareholders          (17,807)         (125,535)
                                                                                           -----------       -----------
------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Net increase in net assets derived from capital share transactions ..................          121,632         8,119,162
                                                                                           -----------       -----------
------------------------------------------------------------------------------------------------------------------------
Net Assets:
Total increase in net assets ........................................................          763,559         8,453,628
Beginning of period .................................................................        8,456,628             3,000
                                                                                           -----------       -----------
End of period* ......................................................................      $ 9,220,187       $ 8,456,628
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
  * Undistributed investment income--net ............................................      $    53,593       $    11,468
 ** The Portfolio commenced operations just prior to the close of business on              ===========       ===========
    December 31, 2004

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Financial Highlights

                                                                                                      Class I
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005*
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $     10.43       $     10.00
                                                                                           -----------       -----------
Investment income--net** ............................................................              .05               .09
Realized and unrealized gain--net ...................................................              .77               .50
                                                                                           -----------       -----------
Total from investment operations ....................................................              .82               .59
                                                                                           -----------       -----------
Less dividends and distributions from:
  Investment income--net ............................................................               --              (.10)
  Realized gain--net ................................................................             (.02)             (.06)
                                                                                           -----------       -----------
Total dividends and distributions ...................................................             (.02)             (.16)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $     11.23       $     10.43
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:+
Based on net asset value per share ..................................................             7.87%++           5.86%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver and reimbursement ...........................................              .55%***           .55%
                                                                                           ===========       ===========
Expenses ............................................................................              .99%***          1.16%
                                                                                           ===========       ===========
Investment income--net ..............................................................              .92%***           .86%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $     9,218       $     8,455
                                                                                           ===========       ===========
Portfolio turnover ..................................................................            16.47%            22.82%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

* The Portfolio commenced operations just prior to the close of business on December 31, 2004.
**    Based on average shares outstanding.
***   Annualized.
+     Total investment returns exclude insurance-related fees and expenses.
++    Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Financial Highlights (continued)

                                                                                                     Class II
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005*
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $     10.43       $     10.00
                                                                                           -----------       -----------
Investment income--net** ............................................................              .05               .09
Realized and unrealized gain--net ...................................................              .77               .50
                                                                                           -----------       -----------
Total from investment operations ....................................................              .82               .59
                                                                                           -----------       -----------
Less dividends and distributions from:
  Investment income--net ............................................................               --              (.10)
  Realized gain--net ................................................................             (.02)             (.06)
                                                                                           -----------       -----------
Total dividends and distributions ...................................................             (.02)             (.16)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $     11.23       $     10.43
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return:+
Based on net asset value per share ..................................................             7.87%++           5.86%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver and reimbursement ...........................................              .55%***           .55%
                                                                                           ===========       ===========
Expenses ............................................................................              .99%***          1.16%
                                                                                           ===========       ===========
Investment income--net ..............................................................              .89%***           .88%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $         1       $         1
                                                                                           ===========       ===========
Portfolio turnover ..................................................................            16.47%            22.82%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

* The Portfolio commenced operations just prior to the close of business on December 31, 2004.
**    Based on average shares outstanding.
***   Annualized.
+     Total investment returns exclude insurance-related fees and expenses.
++    Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Financial Highlights (concluded)

                                                                                                      Class III
                                                                                           -----------------------------
                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
The following per share data and ratios have been derived                                    June 30,          Dec. 31,
from information provided in the financial statements.                                         2006              2005*
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ................................................      $     10.43       $     10.00
                                                                                           -----------       -----------
Investment income--net** ............................................................              .05               .09
Realized and unrealized gain--net ...................................................              .77               .50
                                                                                           -----------       -----------
Total from investment operations ....................................................              .82               .59
                                                                                           -----------       -----------
Less dividends and distributions from:
  Investment income--net ............................................................               --              (.10)
  Realized gain--net ................................................................             (.02)             (.06)
                                                                                           -----------       -----------
Total dividends and distributions ...................................................             (.02)             (.16)
                                                                                           -----------       -----------
Net asset value, end of period ......................................................      $     11.23       $     10.43
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Total Investment Return+:
Based on net asset value per share ..................................................             7.87%++           5.86%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of waiver and reimbursement ...........................................              .55%***           .55%
                                                                                           ===========       ===========
Expenses ............................................................................              .99%***          1.16%
                                                                                           ===========       ===========
Investment income--net ..............................................................              .89%***           .88%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands) ............................................      $         1       $         1
                                                                                           ===========       ===========
Portfolio turnover ..................................................................            16.47%            22.82%
                                                                                           ===========       ===========
------------------------------------------------------------------------------------------------------------------------

* The Portfolio commenced operations just prior to the close of business on December 31, 2004.
**    Based on average shares outstanding.
***   Annualized.
+     Total investment returns exclude insurance-related fees and expenses.
++    Aggregate total investment return.

      See Notes to Financial Statements.

FAM Series Fund, Inc.
Mercury Small Cap Index Portfolio
Notes to Financial Statements

1. Significant Accounting Policies:

FAM Series Fund, Inc. (the "Fund") is an open-end management investment company that is comprised of 14 separate portfolios. Each portfolio offers three classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect, wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Mercury Small Cap Index Portfolio (the "Portfolio") is classified as "non-diversified," as defined in the Investment Company Act of 1940, as amended. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

      Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

      Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Portfolio under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

      Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio may write and purchase call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium received is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Portfolio invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

      (d) Income taxes--It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

      (f) Dividends and distributions--Dividends and distributions paid by the Portfolio are recorded on the ex-dividend dates.

      (g) Expenses--Certain expenses have been allocated to the individual portfolios in the Fund on a pro rata basis based upon the respective aggregate net asset value of each portfolio included in the Fund.

      (h) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Portfolio typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor") which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      MLIM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at the annual rate of .30% of the average daily value of the Portfolio's net assets. MLIM has agreed to voluntarily waive fees so that the total annual portfolio operating expenses do not exceed .55%, exclusive of distribution fees. MLIM may discontinue or reduce this waiver at any time without notice. For the six months ended June 30, 2006, MLIM earned fees of $13,808 all of which was waived. In addition, MLIM reimbursed the Portfolio in the amount of $6,324.

      Pursuant to the Distribution Plans adopted by the Fund, in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Portfolio pays the Distributor an ongoing distribution fee each month at the annual rate of .15% and .25% of the average daily value of the Portfolio's Class II and Class III net assets, respectively. For the six months ended June 30, 2006, the distribution fees were not accrued for Class II and Class III.

      The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, or its affiliates. As of June 30, 2006, the Fund lent securities with a value of $909 to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund and the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM. For the six months ended June 30, 2006, MLIM, LLC received $188 in securities lending agent fees.

      For the six months ended June 30, 2006, the Portfolio reimbursed MLIM $93 for certain accounting services.

      In addition, MLPF&S earned $241 in commissions on the execution of portfolio security transactions for the six months ended June 30, 2006.

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FDS, FAMD, ML & Co., and/or MLIM, LLC.

      In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including MLIM, to the investment management business of BlackRock, Inc. The transaction is expected to close at the end of the third quarter of 2006.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2006 were $1,308,966 and $1,692,325, respectively.

4. Capital Share Transactions:

Net increase in net assets resulting from capital share transactions was $121,632 and $8,119,162 for the six months ended June 30, 2006 and for the year ended December 31, 2005, respectively.

      Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class I Shares for the Six Months Ended                                Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................             17,969         $   205,078
Shares issued to shareholders in
  reinvestment of distributions ........              1,505              17,803
                                                -----------         -----------
Total issued ...........................             19,474             222,881
Shares redeemed ........................             (8,773)           (101,253)
                                                -----------         -----------
Net increase ...........................             10,701         $   121,628
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class I Shares for the Year Ended                                      Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            798,819         $ 7,998,865
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................             11,953             125,505
                                                -----------         -----------
Total issued ...........................            810,772           8,124,370
Shares redeemed ........................               (505)             (5,238)
                                                -----------         -----------
Net increase ...........................            810,267         $ 8,119,132
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

-------------------------------------------------------------------------------
Class II Shares for the Six Months Ended                               Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ........                 --*        $         2
                                                -----------         -----------
Net increase ...........................                 --*        $         2
                                                ===========         ===========
-------------------------------------------------------------------------------
*     Amount is less than 1 share.

-------------------------------------------------------------------------------
Class II Shares for the Year Ended                                     Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................                  1         $        15
                                                -----------         -----------
Net increase ...........................                  1         $        15
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

-------------------------------------------------------------------------------
Class III Shares for the Six Months Ended                              Dollar
June 30, 2006                                      Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ........                --*         $         2
                                                -----------         -----------
Net increase ...........................                --*         $         2
                                                ===========         ===========
-------------------------------------------------------------------------------
*     Amount is less than 1 share.

-------------------------------------------------------------------------------
Class III Shares for the Year Ended                                    Dollar
December 31, 2005*                                 Shares              Amount
-------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................                  1         $        15
                                                -----------         -----------
Net increase ...........................                  1         $        15
                                                ===========         ===========
-------------------------------------------------------------------------------
* Prior to the close of business on December 31, 2004 (commencement of operations), the Portfolio issued 100 shares to MLIM for $1,000.

FAM Series Fund, Inc.
Disclosure of New Investment Advisory Agreement

New BlackRock Investment Advisory Agreement--Matters Considered by the Board

In connection with the Transaction between Merrill Lynch and BlackRock, the Fund's Board of Directors considered a new investment advisory agreement (the "New Investment Advisory Agreement") between the Fund, on behalf of the Portfolios, and BlackRock Advisors, Inc. ("BlackRock Advisors"). If the New Investment Advisory Agreement is approved by shareholders, it will become effective upon the closing of the Transaction, which is expected in the third quarter of 2006.

      The Board discussed the New Investment Advisory Agreement at telephonic and in-person meetings held during April and May 2006. The Board, including the independent directors, approved the New Investment Advisory Agreement on May 8, 2006.

      To assist the Board in its consideration of the New Investment Advisory Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent directors, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Investment Advisory Agreement. The additional information was provided in advance of the May 2006 meeting. In addition, the independent directors consulted with their counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the directors' deliberations.

      At the Board meetings, the directors discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Portfolios. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from the Board. The directors also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Investment Adviser and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent directors of the Board also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent directors met in executive sessions with their counsel to consider the New Investment Advisory Agreement.

      In connection with the Board's review of the New Investment Advisory Agreement, Merrill Lynch and/or BlackRock advised the directors about a variety of matters. The advice included the following, among other matters:

o that there is not expected to be any diminution in the nature, quality and extent of services provided to any Portfolio and its shareholders by BlackRock Advisors, including compliance services;

o that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

o that each Portfolio should benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;

o that BlackRock has no present intention to alter any applicable expense waivers or reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of the Board before making any changes;

o that in connection with the Transaction, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Investment Adviser (or its affiliates), respectively; and

o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Portfolio shareholders.

      The directors considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

o the potential benefits to Portfolio shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

o the potential for expanding distribution of Portfolio shares through improved access to third party distribution;

o the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

o the compliance policies and procedures of BlackRock Advisors;

o the terms and conditions of the New Investment Advisory Agreement, including the fact that the schedule of each Portfolio's total advisory fees will not increase by virtue of the New Investment Advisory Agreement, but will remain the same;

o that in May 2005, the Board had performed a full annual review of the investment advisory agreement currently in effect for each Portfolio (the "Current Investment Advisory Agreement") as required by the 1940 Act and has determined that the Investment Adviser has the capabilities, resources and personnel necessary to provide the advisory and administrative services currently provided to each Portfolio; and that the advisory and/or management fees paid by each Portfolio, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Investment Adviser in light of the services provided, the costs to the Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper Inc. ["Lipper"]), and such other matters as the directors have considered relevant in the exercise of their reasonable judgment; and

o that Merrill Lynch agreed to pay all expenses of each Portfolio in connection with the Board's consideration of the New Investment Advisory Agreement and related agreements and all costs of shareholder approval of the New Investment Advisory Agreement and as a result no Portfolio would bear any costs in obtaining shareholder approval of the New Investment Advisory Agreement.

      Certain of these considerations are discussed in more detail below.

      In its review of the New Investment Advisory Agreement, the Board assessed the nature, scope and quality of the services to be provided to each Portfolio by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the New Investment Advisory Agreement, the Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered for each Portfolio were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Portfolio; (b) operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Portfolio's investment objective, policies and restrictions, and its compliance with its Code of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

      In the period prior to the Board meetings to consider renewal of the Current Investment Advisory Agreement, the Board had requested and received materials specifically relating to the Current Investment Advisory Agreement. For each Portfolio, these materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Portfolio as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the portfolio management team for the Portfolio on investment strategies used by the Portfolio during its most recent fiscal year; (c) information on the profitability to the Investment Adviser of the Current Investment Advisory Agreement and other payments received by the Investment Adviser and its affiliates from the Portfolio; and (d) information provided by the Investment Adviser concerning services related to the valuation and pricing of portfolio holdings, allocation of any brokerage fees, portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Portfolio.

      In their deliberations, the directors considered information received in connection with their most recent continuation of the Current Investment Advisory Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the New Investment Advisory Agreement. The directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors. The directors' determinations were made separately in respect of each Portfolio. The directors, including a majority of the independent directors, concluded that the terms of the New Investment Advisory Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Portfolio, and that the New Investment Advisory Agreement should be approved and recommended to each Portfolio's shareholders.

      Nature, Quality and Extent of Services Provided -- The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of each Portfolio, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. The Board focused primarily on the Investment Adviser's investment advisory services and each Portfolio's investment performance, but also considered certain areas in which both the Investment Adviser and the Portfolio receive services as part of the Merrill Lynch complex. The Board compared each Portfolio's performance -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

      In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the directors considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of BlackRock Advisors and how it would affect each Portfolio; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of each Portfolio. The directors considered BlackRock's advice as to proposed changes in portfolio management personnel of certain Portfolios after the closing of the Transaction.

      The directors were given information with respect to the potential benefits to each Portfolio and its shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

      The directors were advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, each Portfolio will continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. The directors were advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and were advised of the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.

      Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the directors determined that the nature and quality of services to be provided to each Portfolio under the New Investment Advisory Agreement were expected to be as good or better than that provided under the Current Investment Advisory Agreement. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of the operations of the Investment Adviser and its affiliates with those of BlackRock. The directors noted that if current portfolio managers or other personnel cease to be available, the Board would consider all available options, which could include seeking the investment advisory or other services of BlackRock affiliates. Accordingly, the directors concluded that, overall, they were satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent and quality of the services to be provided to each Portfolio under the New Investment Advisory Agreement.

      Costs of Services Provided and Profitability -- It was noted that, in conjunction with the recent review of the Current Investment Advisory Agreement, the directors had received, among other things, a report from Lipper comparing each Portfolio's fees, expenses and performance to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser or its affiliates to other registered investment company clients for investment management services. The Board reviewed each Portfolio's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory fees and the effects of any fee waivers -- compared to the other funds in its Lipper category. They also compared each Portfolio's total expenses to those of other comparable funds. The information showed that each Portfolio had fees and expenses within the range of fees and expenses of comparable funds. For each of the Mercury Global SmallCap, Mercury Mid Cap Value Opportunities and Mercury International Index Portfolios, the Board considered the services to be provided by and the fees to be charged by BlackRock Advisors to other funds with similar investment mandates and noted that the fees charged by BlackRock Advisors in those cases, including fee waivers and expense reimbursements, were generally comparable to those being charged to the Portfolio. The Board concluded that the each Portfolio's management fee and fee rate and overall expense ratio are reasonable compared to those of other comparable funds.

      In evaluating the costs of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the directors considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rate of compensation, the directors determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. The directors noted that it was not possible to predict with certainty New BlackRock's future profitability from its relationship with each Portfolio.

      The directors discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with each Portfolio. The directors noted that they expect to receive profitability information from New BlackRock on at least an annual basis and thus be in a position to evaluate whether any adjustments in a Portfolio's fees and/or fee breakpoints would be appropriate.

      Fees and Economies of Scale -- The Board considered the extent to which economies of scale might be realized as the assets of each Portfolio increase and whether there should be changes in the management fee rate or structure in order to enable the Portfolio to participate in these economies of scale. The Board determined that changes were not currently necessary and that each Portfolio appropriately participated in these economies of scale.

      In reviewing the Transaction, the directors considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rate of compensation, the directors determined that as a result of the Transaction, no Portfolio's total advisory fees would be higher than the fees under its Current Investment Advisory Agreement. The directors noted that in conjunction with their most recent deliberations concerning the Current Investment Advisory Agreement, the directors had determined that the total fees for advisory and administrative services for each Portfolio were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Current Investment Advisory Agreement, the directors had received, among other things, a report from Lipper comparing each Portfolio's fees, expenses and performance to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser to other registered investment company clients for investment management services. The directors concluded that, because the rates for advisory fees for each Portfolio would be no higher than its current fee rates, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

      Fall-Out Benefits -- In evaluating the fall-out benefits to be received by BlackRock Advisors under the New Investment Advisory Agreement, the directors considered whether the Transaction would have an impact on the fall-out benefits received by the Investment Adviser by virtue of the Current Investment Advisory Agreement. Based on their review of the materials provided, including materials received in connection with their most recent continuance of the Current Investment Advisory Agreement, and their discussions with management of the Investment Adviser and BlackRock, the directors determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products and, where applicable, to obtain research services using portfolio transaction brokerage commissions. The directors also considered possible benefits stemming from the proposal that PFPC Financial Services, an affiliate of BlackRock, serve as transfer agent for each Portfolio following the Transaction. The directors noted that any benefits were difficult to quantify with certainty at this time, and indicated that they would continue to evaluate them going forward.

      Investment Performance -- The directors considered investment performance for each Portfolio. The directors compared each Portfolio's performance -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed each Portfolio's performance at various levels within the range of performance of comparable funds over different time periods. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. The directors believed each Portfolio's performance was satisfactory. Also, the directors took into account the investment performance of funds currently advised by BlackRock Advisors. The Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. The Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of any Portfolio.

      Conclusion -- After the independent directors of the Fund deliberated in executive session, the entire Board, including the independent directors, approved the New Investment Advisory Agreement on behalf of each Portfolio, concluding that the Portfolio's advisory fee rate was reasonable in relation to the services provided and that the New Investment Advisory Agreement was in the best interests of the shareholders. In approving the New Investment Advisory Agreement, the Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.

Contingent BlackRock Subadvisory Agreement -- Matters Considered by the Board

At the telephonic and in-person meetings held during April and May 2006 at which the Board discussed and approved the New Investment Advisory Agreement, the Board of Directors, including the independent directors, also discussed and approved a contingent subadvisory agreement (the "Contingent Subadvisory Agreement") between the Investment Adviser and BlackRock Advisors (the "BlackRock Subadviser"). The Contingent Subadvisory Agreement is intended to ensure that a Portfolio operate with efficient portfolio management services until the closing of the Transaction, in the event that the Board deems it necessary and in the best interests of the Portfolio and its shareholders that the BlackRock Subadviser assist in managing the operations of the Portfolio during the interim period until the closing of the Transaction. If shareholders approve the Contingent Subadvisory Agreement, it will take effect only upon recommendation from the Investment Adviser and upon subsequent approval of the Board in the period up to the closing of the Transaction. The effectiveness of the Contingent Subadvisory Agreement, therefore, would be contingent on further Board approval after shareholders approve it. Pursuant to each Contingent Subadvisory Agreement, the BlackRock Subadviser would receive a monthly fee from the Investment Adviser equal to 50% of the advisory fee received by the Investment Adviser. The Investment Adviser would pay the BlackRock Subadviser out of its own resources. There would be no increase in any Portfolio's expenses as a result of the Contingent Subadvisory Agreement.

      In making its approval at the May in-person meeting, the Board considered the Contingent Subadvisory Agreement in conjunction with the New Investment Advisory Agreement and reviewed the same information and factors discussed above. The Board also considered in conjunction with the Contingent Subadvisory Agreement the necessity of ensuring that each Portfolio operates with effective management services until the closing of the Transaction. In reviewing the subadvisory fee rate provided in the Contingent Subadvisory Agreement, the Board took note of the fact that both the Investment Adviser and the BlackRock Subadviser would have significant responsibilities under their respective advisory agreements. The Investment Adviser would remain responsible for oversight of a Portfolio's operations and administration and the BlackRock Subadviser would provide advisory services to the Portfolio under the Contingent Subadvisory Agreement. The Board also took into account the expected short duration of the term of any Contingent Subadvisory Agreement and the fact that no Portfolio's advisory fees would increase as a result of the Contingent Subadvisory Agreement. Under all of the circumstances, the Board concluded that it was a reasonable allocation of fees for the BlackRock Subadviser to receive 50% of the advisory fee paid by each Portfolio to the Investment Adviser.

      After the independent directors deliberated in executive session, the entire Board, including the independent directors, approved the Contingent Subadvisory Agreement, concluding that the advisory fee for each Portfolio was reasonable in relation to the services provided and that the Contingent Subadvisory Agreement was in the best interests of shareholders.

FAM Series Fund, Inc.
Directors and Officers

Robert C. Doll, Jr.--President and Director
Donald W. Burton--Director
John Francis O'Brien--Director
David H. Walsh--Director
Fred G. Weiss--Director
Donald C. Burke--Vice President and Treasurer
Murali Balaraman--Vice President
R. Elise Baum--Vice President
John Burger--Vice President
John Coyle--Vice President
Debra L. Jelilian--Vice President
Patrick Maldari--Vice President
James Pagano--Vice President
Robert M. Shearer--Vice President
Jeffrey L. Russo--Vice President
Frank Viola--Vice President
Jeffrey Hiller--Chief Compliance Officer
Alice A. Pellegrino--Secretary

--------------------------------------------------------------------------------
Laurie Simon Hodrick resigned as a Director of FAM Series Fund, Inc. effective May 1, 2006.
--------------------------------------------------------------------------------

Principal Office of the Fund

FAM Series Fund, Inc.
Box 9011
Princeton, New Jersey 08453-9011

Custodian

For Mercury Equity Dividend Portfolio, Mercury Mid Cap Opportunities Portfolio and Mercury Small Cap Index Portfolio:

The Bank of New York
100 Church Street
New York, New York 10286

For Mercury Global SmallCap Portfolio, Mercury International Index Portfolio and Mercury Low Duration Portfolio:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

FAM Series Fund, Inc.
Availability of Quarterly Schedule of Investments

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC'') for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution only to Policyowners of certain variable life insurance policies which are funded by shares of FAM Series Fund, Inc. This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Fund or the policies. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information used throughout this report does not include insurance-related fees and expenses. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolios during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Series 6-6/06

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments

         Attached for:

         Mercury Small Cap Index Portfolio
         Mercury International Index Portfolio

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.6%                       300    24/7 Real Media, Inc. (a)                                $     2,634
                                                  187    Advo, Inc.                                                     4,602
                                                  447    aQuantive, Inc. (a)                                           11,323
                                                  330    Catalina Marketing Corp.                                       9,392
                                                  139    inVentiv Health, Inc. (a)                                      4,000
                                                  141    Marchex, Inc. Class B (a)                                      2,317
                                                  330    Valassis Communications, Inc. (a)                              7,785
                                                  601    ValueClick, Inc. (a)                                           9,225
                                                                                                                  -----------
                                                                                                                       51,278
-----------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                                  100    ARGON ST, Inc. (a)                                             2,663
                                                  294    Curtiss-Wright Corp.                                           9,079
                                                  147    Heico Corp.                                                    4,167
                                                  110    K&F Industries Holdings, Inc. (a)                              1,950
                                                  100    Ladish Co., Inc. (a)                                           3,747
                                                   62    MTC Technologies, Inc. (a)                                     1,465
                                                  241    Moog, Inc. Class A (a)                                         8,247
                                                  360    Orbital Sciences Corp. (a)                                     5,810
                                                  199    Teledyne Technologies, Inc. (a)                                6,519
                                                   76    United Industrial Corp.                                        3,439
                                                                                                                  -----------
                                                                                                                       47,086
-----------------------------------------------------------------------------------------------------------------------------
Agriculture Fishing & Ranching - 0.1%              24    Alico, Inc.                                                    1,323
                                                  258    Delta & Pine Land Co.                                          7,585
                                                  265    Gold Kist, Inc. (a)                                            3,543
                                                                                                                  -----------
                                                                                                                       12,451
-----------------------------------------------------------------------------------------------------------------------------
Air Transport - 1.0%                              240    AAR Corp. (a)                                                  5,335
                                                  300    ABX Air, Inc. (a)                                              1,812
                                                  527    AirTran Holdings, Inc. (a)                                     7,831
                                                  190    Alaska Air Group, Inc. (a)                                     7,490
                                                  100    Atlas Air Worldwide Holdings, Inc. (a)                         4,904
                                                  236    Aviall, Inc. (a)                                              11,215
                                                  118    Bristow Group, Inc. (a)                                        4,248
                                                  222    EGL, Inc. (a)                                                 11,144
                                                  212    ExpressJet Holdings, Inc. (a)                                  1,465
                                                  311    Frontier Airlines Holdings, Inc. (a)                           2,242
                                                1,100    JetBlue Airways Corp. (a)                                     13,354
                                                  245    Mesa Air Group, Inc. (a)                                       2,413
                                                  100    PHI, Inc. (a)                                                  3,320
                                                  200    Republic Airways Holdings, Inc. (a)                            3,404
                                                  359    Skywest, Inc.                                                  8,903
                                                                                                                  -----------
                                                                                                                       89,080
-----------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.2%                                   189    Aleris International, Inc. (a)                                 8,666
                                                  138    Century Aluminum Co. (a)                                       4,925
                                                                                                                  -----------
                                                                                                                       13,591
-----------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%                    99    Aftermarket Technology Corp. (a)                               2,460
                                                   46    Commercial Vehicle Group, Inc. (a)                               951
                                                  117    Keystone Automotive Industries, Inc. (a)                       4,940
                                                  164    Superior Industries International, Inc.                        3,000
                                                                                                                  -----------
                                                                                                                       11,351
-----------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.4%             300    American Axle & Manufacturing Holdings, Inc.                   5,133
                                                  465    ArvinMeritor, Inc.                                             7,993
                                                  200    IMPCO Technologies, Inc. (a)                                   2,134
                                                  400    Lear Corp.                                                     8,884
                                                   50    Noble International Ltd.                                         716
                                                  300    Quantum Fuel Systems Technologies Worldwide, Inc. (a)          1,020

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                   44    Sauer-Danfoss, Inc.                                      $     1,118
                                                   17    Strattec Security Corp. (a)                                      847
                                                  257    Tenneco, Inc. (a)                                              6,682
                                                  816    Visteon Corp. (a)                                              5,883
                                                                                                                  -----------
                                                                                                                       40,410
-----------------------------------------------------------------------------------------------------------------------------
Auto Trucks & Parts - 0.2%                        100    Accuride Corp. (a)                                             1,247
                                                  242    Modine Manufacturing Co.                                       5,653
                                                  300    Navistar International Corp. (a)                               7,383
                                                  215    Wabash National Corp.                                          3,302
                                                                                                                  -----------
                                                                                                                       17,585
-----------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.0%                       125    Signature Bank (a)                                             4,048
-----------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 6.2%                59    1st Source Corp.                                               1,996
                                                   79    Alabama National Bancorp.                                      5,384
                                                  181    Amcore Financial, Inc.                                         5,305
                                                   92    AmericanWest Bancorp                                           2,084
                                                  105    Ameris Bancorp                                                 2,430
                                                   42    Arrow Financial Corp.                                          1,152
                                                   54    Bancfirst Corp.                                                2,416
                                                  100    The Bancorp, Inc. (a)                                          2,501
                                                   36    BancTrust Financial Group, Inc.                                  845
                                                   66    Bank of Granite Corp.                                          1,375
                                                   85    Bank of the Ozarks, Inc.                                       2,830
                                                  160    BankFinancial Corp.                                            2,768
                                                   51    Banner Corp.                                                   1,966
                                                  238    Boston Private Financial Holdings, Inc.                        6,640
                                                  350    CVB Financial Corp.                                            5,481
                                                  127    Cadence Financial Corp.                                        2,828
                                                   39    Camden National Corp.                                          1,556
                                                   63    Capital City Bank Group, Inc.                                  1,903
                                                   41    Capital Corp. of the West                                      1,312
                                                   42    Capital Crossing Bank (a)                                      1,033
                                                   53    Capitol Bancorp Ltd.                                           2,064
                                                  100    Cardinal Financial Corp.                                       1,162
                                                   86    Cascade Bancorp                                                2,436
                                                  299    Cathay General Bancorp                                        10,878
                                                  400    Centennial Bank Holdings, Inc. (a)                             4,136
                                                   88    Center Financial Corp.                                         2,080
                                                  198    Central Pacific Financial Corp.                                7,663
                                                  177    Chemical Financial Corp.                                       5,416
                                                  321    Chittenden Corp.                                               8,298
                                                  301    Citizens Banking Corp.                                         7,347
                                                  124    City Holding Co.                                               4,481
                                                   37    CityBank                                                       1,730
                                                   61    CoBiz, Inc.                                                    1,374
                                                  122    Columbia Banking System, Inc.                                  4,560
                                                  196    Community Bank System, Inc.                                    3,953
                                                  148    Community Banks, Inc.                                          3,848
                                                   63    Community Trust Bancorp, Inc.                                  2,201
                                                  286    Corus Bankshares, Inc.                                         7,487
                                                  500    Doral Financial Corp.                                          3,205
                                                   31    FNB Corporation                                                1,147
                                                   52    Farmers Capital Bank Corp.                                     1,666
                                                   32    Financial Institutions, Inc.                                     668
                                                  470    First BanCorp                                                  4,371

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                   55    First Bancorp                                            $     1,155
                                                   64    First Busey Corp.                                              1,310
                                                  178    First Charter Corp.                                            4,366
                                                  427    First Commonwealth Financial Corp.                             5,423
                                                   97    First Community Bancorp, Inc.                                  5,731
                                                   80    First Community Bancshares, Inc.                               2,639
                                                  160    First Financial Bancorp                                        2,386
                                                  105    First Financial Bankshares, Inc.                               3,837
                                                   75    First Financial Corp.                                          2,251
                                                  140    First Merchants Corp.                                          3,403
                                                  321    First Midwest Bancorp, Inc.                                   11,903
                                                   59    First Oak Brook Bancshares, Inc.                               2,183
                                                  128    First State Bancorp.                                           3,044
                                                  400    FirstMerit Corp.                                               8,376
                                                  197    Franklin Bank Corp. (a)                                        3,977
                                                  180    Frontier Financial Corp.                                       6,118
                                                   87    GB&T Bancshares, Inc.                                          1,893
                                                  220    Glacier Bancorp, Inc.                                          6,439
                                                  357    Greater Bay Bancorp                                           10,264
                                                  100    Greene County Bancshares, Inc.                                 3,096
                                                  169    Hancock Holding Co.                                            9,464
                                                  222    Hanmi Financial Corp.                                          4,316
                                                  162    Harleysville National Corp.                                    3,436
                                                   41    Heartland Financial USA, Inc.                                  1,093
                                                  100    Heritage Commerce Corp.                                        2,479
                                                    5    Huntington Bancshares, Inc.                                      118
                                                  112    Independent Bank Corp./MA                                      3,637
                                                  111    Independent Bank Corp./MI                                      2,919
                                                  122    Integra Bank Corp.                                             2,654
                                                   81    Interchange Financial Services Corp.                           1,823
                                                  300    International Bancshares Corp.                                 8,244
                                                  300    Investors Bancorp, Inc. (a)                                    4,065
                                                  133    Irwin Financial Corp.                                          2,579
                                                   89    Lakeland Bancorp, Inc.                                         1,395
                                                  102    Lakeland Financial Corp.                                       2,478
                                                  116    MB Financial, Inc.                                             4,102
                                                   74    MBT Financial Corp.                                            1,184
                                                   77    Macatawa Bank Corp.                                            1,789
                                                   44    MainSource Financial Group, Inc.                                 767
                                                   37    Mercantile Bank Corp.                                          1,474
                                                  173    Mid-State Bancshares                                           4,844
                                                   49    Midwest Banc Holdings, Inc.                                    1,090
                                                  198    NBT Bancorp, Inc.                                              4,600
                                                  141    Nara Bancorp, Inc.                                             2,644
                                                  262    National Penn Bancshares, Inc.                                 5,203
                                                  419    Old National Bancorp                                           8,367
                                                   73    Old Second Bancorp, Inc.                                       2,263
                                                   89    Omega Financial Corp.                                          2,787
                                                  140    Oriental Financial Group                                       1,786
                                                  286    Pacific Capital Bancorp                                        8,900
                                                   91    Park National Corp.                                            8,992
                                                   33    Peapack Gladstone Financial Corp.                                854
                                                   52    Peoples Bancorp, Inc.                                          1,552
                                                  100    Pinnacle Financial Partners, Inc. (a)                          3,043

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  122    Piper Jaffray Cos. (a)                                   $     7,468
                                                  155    Placer Sierra Bancshares                                       3,594
                                                  100    Premierwest Bancorp                                            1,443
                                                  124    PrivateBancorp, Inc.                                           5,135
                                                  126    Prosperity Bancshares, Inc.                                    4,144
                                                  228    Provident Bankshares Corp.                                     8,297
                                                  196    R-G Financial Corp. Class B                                    1,684
                                                   44    Renasant Corp.                                                 1,775
                                                  436    Republic Bancorp, Inc.                                         5,402
                                                   37    Republic Bancorp, Inc. Class A                                   762
                                                  143    S&T Bancorp, Inc.                                              4,752
                                                   68    SCBT Financial Corp.                                           2,424
                                                  244    SVB Financial Group (a)                                       11,092
                                                   60    SY Bancorp, Inc.                                               1,649
                                                   83    Sandy Spring Bancorp, Inc.                                     2,993
                                                   54    Seacoast Banking Corp. of Florida                              1,438
                                                   38    Security Bank Corp.                                              846
                                                   80    Simmons First National Corp. Class A                           2,321
                                                   45    Southside Bancshares, Inc.                                     1,004
                                                   91    Southwest Bancorp, Inc.                                        2,321
                                                   43    State Bancorp, Inc.                                              742
                                                  330    Sterling Bancshares, Inc.                                      6,188
                                                  156    Sterling Financial Corp.                                       3,416
                                                   58    Suffolk Bancorp                                                1,900
                                                   48    Sun Bancorp, Inc. (a)                                            780
                                                  100    Superior Bancorp (a)                                           1,100
                                                  324    Susquehanna Bancshares, Inc.                                   7,744
                                                  164    Texas Capital Bancshares, Inc. (a)                             3,821
                                                  314    Texas Regional Bancshares, Inc. Class A                       11,907
                                                   46    Tompkins Trustco, Inc.                                         1,978
                                                   53    Trico Bancshares                                               1,451
                                                  427    TrustCo Bank Corp. NY                                          4,706
                                                  295    Trustmark Corp.                                                9,136
                                                  600    UCBH Holdings, Inc.                                            9,924
                                                  216    UMB Financial Corp.                                            7,201
                                                   58    USB Holding Co., Inc.                                          1,305
                                                  354    Umpqua Holdings Corp.                                          9,080
                                                   70    Union Bankshares Corp.                                         3,020
                                                  260    United Bankshares, Inc.                                        9,524
                                                  170    United Community Banks, Inc.                                   5,175
                                                   58    Univest Corp. of Pennsylvania                                  1,602
                                                  100    Vineyard National Bancorp                                      2,690
                                                   52    Virginia Commerce Bancorp (a)                                  1,243
                                                   61    Virginia Financial Group, Inc.                                 2,575
                                                   71    Washington Trust Bancorp, Inc.                                 1,968
                                                  108    WesBanco, Inc.                                                 3,347
                                                  139    West Bancorp., Inc.                                            2,595
                                                  119    West Coast Bancorp                                             3,507
                                                  218    Westamerica Bancorp.                                          10,675
                                                  100    Western Alliance Bancorp (a)                                   3,478
                                                  115    Wilshire Bancorp, Inc.                                         2,072
                                                  151    Wintrust Financial Corp.                                       7,678
                                                   41    Yardville National Bancorp                                     1,465
                                                                                                                  -----------
                                                                                                                      568,248
-----------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%                73    Boston Beer Co., Inc. Class A (a)                        $     2,138
-----------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                       18    Coca-Cola Bottling Co. Consolidated                              914
                                                  200    Jones Soda Co. (a)                                             1,800
                                                   94    Peet's Coffee & Tea, Inc. (a)                                  2,838
                                                                                                                  -----------
                                                                                                                        5,552
-----------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                          300    ADVENTRX Pharmaceuticals, Inc. (a)                               951
Production - 2.3%                                 300    AVI BioPharma, Inc. (a)                                        1,125
                                                  100    Acadia Pharmaceuticals, Inc. (a)                                 844
                                                  100    Advanced Magnetics, Inc. (a)                                   3,022
                                                  223    Albany Molecular Research, Inc. (a)                            2,382
                                                  191    Alexion Pharmaceuticals, Inc. (a)                              6,899
                                                  200    Alnylam Pharmaceuticals, Inc. (a)                              3,016
                                                  300    American Oriental Bioengineering, Inc. (a)                     1,659
                                                  458    Applera Corp. - Celera Genomics Group (a)                      5,931
                                                  300    Arena Pharmaceuticals, Inc. (a)                                3,474
                                                  381    Ariad Pharmaceuticals, Inc. (a)                                1,718
                                                  340    Array Biopharma, Inc. (a)                                      2,924
                                                  151    Arthrocare Corp. (a)                                           6,344
                                                  388    Bioenvision, Inc. (a)                                          2,068
                                                  328    Cell Genesys, Inc. (a)                                         1,647
                                                   40    Coley Pharmaceutical Group, Inc. (a)                             462
                                                  100    Combinatorx, Inc. (a)                                            879
                                                  100    Cotherix, Inc. (a)                                               861
                                                  351    Cubist Pharmaceuticals, Inc. (a)                               8,838
                                                  374    Cypress Bioscience, Inc. (a)                                   2,296
                                                  100    Cytokinetics, Inc. (a)                                           629
                                                  103    Digene Corp. (a)                                               3,990
                                                  120    Diversa Corp. (a)                                              1,159
                                                  351    deCODE genetics, Inc. (a)                                      2,173
                                                  403    Encysive Pharmaceuticals, Inc. (a)                             2,793
                                                  311    Enzon Pharmaceuticals, Inc. (a)                                2,345
                                                  483    Exelixis, Inc. (a)                                             4,854
                                                  200    Genitope Corp. (a)                                             1,264
                                                  600    Genta, Inc. (a)                                                  984
                                                  431    Geron Corp. (a)                                                2,974
                                                  100    Hana Biosciences, Inc. (a)                                       907
                                                  827    Human Genome Sciences, Inc. (a)                                8,849
                                                  400    ICOS Corp. (a)                                                 8,796
                                                  100    Idenix Pharmaceuticals Inc. (a)                                  940
                                                  531    Incyte Corp. (a)                                               2,443
                                                  121    Integra LifeSciences Holdings Corp. (a)                        4,696
                                                  210    InterMune, Inc. (a)                                            3,455
                                                  100    Kendle International, Inc. (a)                                 3,673
                                                   74    Kensey Nash Corp. (a)                                          2,183
                                                  220    Keryx Biopharmaceuticals, Inc. (a)                             3,124
                                                  382    Lexicon Genetics, Inc. (a)                                     1,677
                                                  169    MannKind Corp. (a)                                             3,601
                                                  200    Martek Biosciences Corp. (a)                                   5,790
                                                  118    Maxygen, Inc. (a)                                                883
                                                  100    Metabasis Therapeutics, Inc. (a)                                 763
                                                  100    Momenta Pharmaceuticals Inc. (a)                               1,271
                                                1,100    Monogram Biosciences, Inc. (a)                                 2,178
                                                  192    Myogen, Inc. (a)                                               5,568
                                                  216    Myriad Genetics, Inc. (a)                                      5,454

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  430    NPS Pharmaceuticals, Inc. (a)                            $     2,098
                                                  357    Nabi Biopharmaceuticals (a)                                    2,049
                                                  200    Nastech Pharmaceutical Co., Inc. (a)                           3,160
                                                  300    Neurocrine Biosciences, Inc. (a)                               3,180
                                                  238    Northfield Laboratories, Inc. (a)                              2,354
                                                  314    Nuvelo, Inc. (a)                                               5,228
                                                   69    PRA International Inc. (a)                                     1,537
                                                  300    OSI Pharmaceuticals, Inc. (a)                                  9,888
                                                  300    Panacos Pharmaceuticals, Inc. (a)                              1,656
                                                1,400    Peregrine Pharmaceuticals, Inc. (a)                            2,226
                                                   93    Progenics Pharmaceuticals, Inc. (a)                            2,238
                                                  182    Rigel Pharmaceuticals, Inc. (a)                                1,771
                                                  300    Sangamo Biosciences, Inc. (a)                                  1,770
                                                  400    Savient Pharmaceuticals, Inc. (a)                              2,100
                                                  241    Serologicals Corp. (a)                                         7,577
                                                  300    Sirna Therapeutics, Inc. (a)                                   1,710
                                                  100    Solexa, Inc. (a)                                                 850
                                                  140    Tanox, Inc. (a)                                                1,936
                                                  306    Telik, Inc. (a)                                                5,049
                                                  100    Tercica, Inc. (a)                                                529
                                                  122    Trimeris, Inc. (a)                                             1,402
                                                  400    Viropharma, Inc. (a)                                           3,448
                                                  214    Zymogenetics, Inc. (a)                                         4,060
                                                                                                                  -----------
                                                                                                                      214,572
-----------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                          41    Ameron International Corp.                                     2,748
                                                  100    BlueLinx Holdings, Inc.                                        1,303
                                                  198    Building Material Holding Corp.                                5,518
                                                  166    LSI Industries, Inc.                                           2,820
                                                  141    NCI Building Systems, Inc. (a)                                 7,497
                                                  228    Simpson Manufacturing Co., Inc.                                8,219
                                                  148    Texas Industries, Inc.                                         7,859
                                                   60    Trex Co., Inc. (a)                                             1,553
                                                  161    Watsco, Inc.                                                   9,631
                                                  100    Zoltek Cos., Inc. (a)                                          2,989
                                                                                                                  -----------
                                                                                                                       50,137
-----------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                           200    US Concrete, Inc. (a)                                          2,210
-----------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%                90    Interline Brands, Inc. (a)                                     2,104
                                                  452    Jacuzzi Brands, Inc. (a)                                       3,978
                                                                                                                  -----------
                                                                                                                        6,082
-----------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.2%                     80    Builders FirstSource, Inc. (a)                                 1,629
                                                  205    Comfort Systems USA, Inc.                                      2,929
                                                  120    Drew Industries, Inc. (a)                                      3,888
                                                  100    Goodman Global, Inc. (a)                                       1,518
                                                  243    Griffon Corp. (a)                                              6,342
                                                                                                                  -----------
                                                                                                                       16,306
-----------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%              263    Beacon Roofing Supply, Inc. (a)                                5,789
                                                  116    ElkCorp                                                        3,221
                                                                                                                  -----------
                                                                                                                        9,010
-----------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                2,898    Charter Communications, Inc. Class A (a)                       3,275
                                                  100    Crown Media Holdings, Inc. Class A (a)                           412
                                                  548    TiVo, Inc. (a)                                                 3,918
                                                                                                                  -----------
                                                                                                                        7,605
-----------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.7%                         174    Ameristar Casinos, Inc.                                        3,384
                                                  242    Aztar Corp. (a)                                               12,574

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  359    Bally Technologies, Inc. (a)                             $     5,913
                                                  200    Century Casinos, Inc. (a)                                      2,142
                                                   40    Churchill Downs, Inc.                                          1,498
                                                  147    Dover Downs Gaming & Entertainment, Inc.                       2,887
                                                   75    Isle of Capri Casinos, Inc. (a)                                1,924
                                                  100    Lakes Entertainment, Inc. (a)                                  1,209
                                                  188    MTR Gaming Group, Inc. (a)                                     1,763
                                                  299    Magna Entertainment Corp. Class A (a)                          1,573
                                                  173    Multimedia Games, Inc. (a)                                     1,752
                                                  285    Pinnacle Entertainment, Inc. (a)                               8,735
                                                  300    Progressive Gaming International Corp. (a)                     2,340
                                                  243    Shuffle Master, Inc. (a)                                       7,966
                                                  100    Trump Entertainment Resorts, Inc. (a)                          2,015
                                                  119    WMS Industries, Inc. (a)                                       3,259
                                                                                                                  -----------
                                                                                                                       60,934
-----------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                   58    American Vanguard Corp.                                          898
                                                  171    Arch Chemicals, Inc.                                           6,165
                                                  100    Balchem Corp.                                                  2,250
                                                  280    CF Industries Holdings, Inc.                                   3,993
                                                  173    Cabot Microelectronics Corp. (a)                               5,244
                                                  271    Calgon Carbon Corp.                                            1,650
                                                  156    Cambrex Corp.                                                  3,249
                                                  100    China BAK Battery, Inc. (a)                                      851
                                                  250    EnerSys (a)                                                    5,225
                                                  227    Energy Conversion Devices, Inc. (a)                            8,270
                                                  198    Georgia Gulf Corp.                                             4,954
                                                  693    Hercules, Inc. (a)                                            10,575
                                                  103    Innospec, Inc.                                                 2,618
                                                  165    MacDermid, Inc.                                                4,752
                                                  170    Medis Technologies Ltd. (a)                                    3,448
                                                   32    NL Industries, Inc.                                              344
                                                   91    NewMarket Corp.                                                4,464
                                                   64    Nuco2, Inc. (a)                                                1,539
                                                  199    OM Group, Inc. (a)                                             6,139
                                                  300    Omnova Solutions, Inc. (a)                                     1,704
                                                  100    Pioneer Cos., Inc. (a)                                         2,728
                                                  554    PolyOne Corp. (a)                                              4,864
                                                  140    Rockwood Holdings, Inc. (a)                                    3,221
                                                  176    Schulman A, Inc.                                               4,029
                                                  100    Senomyx, Inc. (a)                                              1,443
                                                  100    Tronox, Inc. Class A                                           1,298
                                                  100    Tronox, Inc. Class B                                           1,317
                                                  310    UAP Holding Corp.                                              6,761
                                                  414    WR Grace & Co. (a)                                             4,844
                                                                                                                  -----------
                                                                                                                      108,837
-----------------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                                       300    Alpha Natural Resources, Inc. (a)                              5,886
                                                  600    International Coal Group, Inc. (a)                             4,314
                                                  100    James River Coal Co. (a)                                       2,649
                                                                                                                  -----------
                                                                                                                       12,849
-----------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.2%            192    Arbitron, Inc.                                                 7,359
                                                2,757    CMGI, Inc. (a)                                                 3,336
                                                  179    infoUSA, Inc.                                                  1,845
                                                  108    LECG Corp. (a)                                                 1,995
                                                  175    ProQuest Co. (a)                                               2,151

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  124    Sourcecorp (a)                                           $     3,074
                                                                                                                  -----------
                                                                                                                       19,760
-----------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                     372    Entravision Communications Corp. Class A (a)                   3,188
                                                1,500    Gemstar-TV Guide International, Inc. (a)                       5,280
                                                   26    Triple Crown Media, Inc. (a)                                     225
                                                                                                                  -----------
                                                                                                                        8,693
-----------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.4%                2,300    3Com Corp. (a)                                                11,776
                                                  400    Adtran, Inc.                                                   8,972
                                                  106    Anaren, Inc. (a)                                               2,172
                                                  183    Anixter International, Inc.                                    8,685
                                                  300    Atheros Communications Inc. (a)                                5,688
                                                  800    Avanex Corp. (a)                                               1,408
                                                  300    Avocent Corp. (a)                                              7,875
                                                   89    Bel Fuse, Inc.                                                 2,920
                                                   97    Black Box Corp.                                                3,718
                                                  457    Broadwing Corp. (a)                                            4,730
                                                1,673    Brocade Communications Systems, Inc. (a)                      10,272
                                                  316    CSG Systems International Inc. (a)                             7,818
                                                  100    Carrier Access Corp. (a)                                         827
                                                  100    Cbeyond Communications, Inc. (a)                               2,181
                                                  100    Cogent Communications Group, Inc. (a)                            937
                                                  300    CommScope, Inc. (a)                                            9,426
                                                  100    Comtech Group, Inc. (a)                                        1,113
                                                  154    Comtech Telecommunications Corp. (a)                           4,508
                                                  161    Digi International, Inc. (a)                                   2,017
                                                  219    Ditech Networks, Inc. (a)                                      1,910
                                                  100    EMS Technologies, Inc. (a)                                     1,797
                                                  219    Echelon Corp. (a)                                              1,640
                                                  774    Extreme Networks Inc. (a)                                      3,220
                                                1,377    Finisar Corp. (a)                                              4,503
                                                  800    Foundry Networks, Inc. (a)                                     8,528
                                                  513    Harmonic, Inc. (a)                                             2,298
                                                  100    ID Systems, Inc. (a)                                           1,773
                                                  158    InPhonic, Inc. (a)                                               995
                                                  152    Inter-Tel, Inc.                                                3,201
                                                  262    InterVoice, Inc. (a)                                           1,865
                                                  195    Ixia (a)                                                       1,755
                                                  330    j2 Global Communications, Inc. (a)                            10,303
                                                  259    Netgear, Inc. (a)                                              5,607
                                                  208    Novatel Wireless, Inc. (a)                                     2,159
                                                   94    Oplink Communications, Inc. (a)                                1,721
                                                  358    Redback Networks, Inc. (a)                                     6,566
                                                  309    Secure Computing Corp. (a)                                     2,657
                                                  200    Sirenza Microdevices, Inc. (a)                                 2,428
                                                1,500    Sonus Networks, Inc. (a)                                       7,425
                                                  140    Standard Microsystems Corp. (a)                                3,056
                                                  600    Stratex Networks, Inc. (a)                                     2,034
                                                1,069    Sycamore Networks, Inc. (a)                                    4,340
                                                  120    Syniverse Holdings, Inc. (a)                                   1,764
                                                1,300    TIBCO Software, Inc. (a)                                       9,165
                                                  166    Talx Corp.                                                     3,630
                                                  345    Tekelec (a)                                                    4,261
                                                  157    Terremark Worldwide, Inc. (a)                                    565
                                                   51    Ulticom, Inc. (a)                                                534

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  700    UTstarcom, Inc. (a)                                      $     5,453
                                                  153    Viasat, Inc. (a)                                               3,929
                                                  300    Vonage Holdings Corp. (a)                                      2,577
                                                  286    WebEx Communications, Inc. (a)                                10,164
                                                  501    Zhone Technologies, Inc. (a)                                   1,017
                                                                                                                  -----------
                                                                                                                      221,883
-----------------------------------------------------------------------------------------------------------------------------
Computer Services Software &                      400    @Road Inc. (a)                                                 2,208
Systems - 4.0%                                    100    Access Integrated Technologies, Inc. (a)                         981
                                                  300    Actuate Corp. (a)                                              1,212
                                                  383    Agile Software Corp. (a)                                       2,428
                                                  146    Altiris, Inc. (a)                                              2,634
                                                  100    American Reprographics Co. (a)                                 3,625
                                                  100    Ansoft Corp. (a)                                               2,048
                                                  216    Ansys, Inc. (a)                                               10,329
                                                  401    Ariba, Inc. (a)                                                3,300
                                                  600    Art Technology Group, Inc. (a)                                 1,788
                                                  316    Aspen Technology, Inc. (a)                                     4,146
                                                  200    Audible, Inc. (a)(f)                                           1,818
                                                1,100    BearingPoint, Inc. (a)                                         9,207
                                                  200    Blackbaud, Inc.                                                4,540
                                                  100    Blackboard, Inc. (a)                                           2,896
                                                   81    Blue Coat Systems, Inc. (a)                                    1,366
                                                  564    Borland Software Corp. (a)                                     2,978
                                                  200    Bottomline Technologies, Inc. (a)                              1,628
                                                  200    CACI International, Inc. Class A (a)                          11,666
                                                  100    COMSYS IT Partners, Inc. (a)                                   1,512
                                                  400    Chordiant Software, Inc. (a)                                   1,212
                                                  303    Ciber, Inc. (a)                                                1,997
                                                  100    Click Commerce, Inc. (a)                                       1,973
                                                  143    Concur Technologies, Inc. (a)                                  2,212
                                                  100    Convera Corp. (a)                                                672
                                                  125    Covansys Corp. (a)                                             1,571
                                                  255    Dendrite International, Inc. (a)                               2,356
                                                  204    Digital River, Inc. (a)                                        8,240
                                                  497    Digitas, Inc. (a)                                              5,775
                                                  116    EPIQ Systems, Inc. (a)                                         1,930
                                                  373    Electronics for Imaging Inc. (a)                               7,788
                                                  200    Emageon, Inc. (a)                                              2,918
                                                  285    Epicor Software Corp. (a)                                      3,001
                                                  158    Equinix, Inc. (a)                                              8,668
                                                   82    eCollege.com, Inc. (a)                                         1,733
                                                  382    Gartner, Inc. Class A (a)                                      5,424
                                                  300    Hyperion Solutions Corp. (a)                                   8,280
                                                  124    Infocrossing, Inc. (a)                                         1,432
                                                  499    Informatica Corp. (a)                                          6,567
                                                  281    Internet Capital Group, Inc. (a)                               2,529
                                                  242    Internet Security Systems Inc. (a)                             4,562
                                                  261    Interwoven, Inc. (a)                                           2,239
                                                  100    i2 Technologies, Inc. (a)                                      1,267
                                                  100    iGate Corp. (a)                                                  639
                                                  196    JDA Software Group, Inc. (a)                                   2,750
                                                  122    Jupitermedia Corp. (a)                                         1,586
                                                  158    Kanbay International, Inc. (a)                                 2,297
                                                  305    Keane, Inc. (a)                                                3,813

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  621    Lawson Software, Inc. (a)                                $     4,161
                                                  368    Lionbridge Technologies Inc. (a)                               2,035
                                                  105    MRO Software, Inc. (a)                                         2,107
                                                  339    Macrovision Corp. (a)                                          7,295
                                                  240    Magma Design Automation, Inc. (a)                              1,764
                                                  211    Manhattan Associates, Inc. (a)                                 4,281
                                                   96    Mantech International Corp. Class A (a)                        2,963
                                                  158    Mapinfo Corp. (a)                                              2,062
                                                  528    Mentor Graphics Corp. (a)                                      6,853
                                                  152    Mercury Computer Systems, Inc. (a)                             2,339
                                                  186    Merge Technologies, Inc. (a)                                   2,284
                                                  224    Micros Systems, Inc. (a)                                       9,784
                                                  101    MicroStrategy, Inc. Class A (a)                                9,850
                                                  116    Ness Technologies, Inc. (a)                                    1,247
                                                  116    Netscout Systems, Inc. (a)                                     1,035
                                                  781    Nuance Communications, Inc. (a)                                7,857
                                                  552    Openwave Systems, Inc. (a)                                     6,370
                                                  423    Opsware, Inc. (a)                                              3,486
                                                  113    PDF Solutions, Inc. (a)                                        1,402
                                                  198    Packeteer, Inc. (a)                                            2,245
                                                  694    Parametric Technology Corp. (a)                                8,821
                                                  100    Pegasystems, Inc.                                                642
                                                  288    Progress Software Corp. (a)                                    6,742
                                                  100    QAD, Inc.                                                        775
                                                  409    Quest Software, Inc. (a)                                       5,742
                                                  595    RealNetworks, Inc. (a)                                         6,367
                                                  100    RightNow Technologies, Inc. (a)                                1,668
                                                  100    SAVVIS, Inc. (a)                                               2,961
                                                   53    SI International, Inc. (a)                                     1,625
                                                   72    SPSS, Inc. (a)                                                 2,314
                                                  200    SRA International, Inc. Class A (a)                            5,326
                                                  127    SYKES Enterprises, Inc. (a)                                    2,052
                                                  149    SafeNet, Inc. (a)                                              2,640
                                                  486    Sapient Corp. (a)                                              2,576
                                                  200    Sigma Designs, Inc. (a)                                        1,886
                                                  100    Smith Micro Software, Inc. (a)                                 1,602
                                                  352    SonicWALL, Inc. (a)                                            3,164
                                                  169    Stellent, Inc.                                                 1,614
                                                  500    Sybase, Inc. (a)                                               9,700
                                                  262    Transaction Systems Architects, Inc. Class A (a)              10,923
                                                  242    Trizetto Group (a)                                             3,579
                                                  201    Tyler Technologies, Inc. (a)                                   2,251
                                                   84    Ultimate Software Group, Inc. (a)                              1,609
                                                  400    VA Software Corp. (a)                                          1,552
                                                  100    Vasco Data Security International Inc. (a)                       837
                                                   66    Verint Systems, Inc. (a)                                       1,927
                                                  209    Vignette Corp. (a)                                             3,047
                                                  290    Websense, Inc. (a)                                             5,957
                                                  490    Wind River Systems, Inc. (a)                                   4,361
                                                  159    Witness Systems, Inc. (a)                                      3,207
                                                  369    webMethods, Inc. (a)                                           3,642
                                                  259    Zoran Corp. (a)                                                6,304
                                                                                                                  -----------
                                                                                                                      366,574
-----------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.5%                        668    Adaptec, Inc. (a)                                        $     2,899
                                                  170    Advanced Analogic Technologies, Inc. (a)                       1,782
                                                  457    Advanced Digital Information Corp. (a)                         5,379
                                                  527    Emulex Corp. (a)                                               8,574
                                                  206    FalconStor Software, Inc. (a)                                  1,436
                                                  100    Fargo Electronics, Inc. (a)                                    2,539
                                                  263    Filenet Corp. (a)                                              7,083
                                                1,618    Gateway, Inc. (a)                                              3,074
                                                  162    Hutchinson Technology, Inc. (a)                                3,504
                                                  219    Imation Corp.                                                  8,990
                                                  209    Intergraph Corp. (a)                                           6,581
                                                  305    Intermec, Inc. (a)                                             6,997
                                                  197    Komag, Inc. (a)                                                9,097
                                                  873    McData Corp. (a)                                               3,562
                                                  194    Mobility Electronics, Inc. (a)                                 1,408
                                                  100    Neoware Systems, Inc. (a)                                      1,229
                                                  570    Palm, Inc. (a)                                                 9,177
                                                  300    Pegasus Wireless Corp. (a)                                     2,682
                                                  475    Perot Systems Corp. Class A (a)                                6,878
                                                1,069    Quantum Corp. (a)                                              2,801
                                                  476    RSA Security, Inc. (a)                                        12,942
                                                  200    Rackable Systems, Inc. (a)                                     7,898
                                                  200    Radiant Systems, Inc. (a)                                      2,114
                                                  139    Radisys Corp. (a)                                              3,052
                                                  600    Safeguard Scientifics, Inc. (a)                                1,296
                                                   69    Stratasys, Inc. (a)                                            2,033
                                                  136    Synaptics, Inc. (a)                                            2,910
                                                  380    Trident Microsystems, Inc. (a)                                 7,212
                                                                                                                  -----------
                                                                                                                      135,129
-----------------------------------------------------------------------------------------------------------------------------
Construction - 0.3%                                85    Brookfield Homes Corp.                                         2,801
                                                  178    EMCOR Group, Inc. (a)                                          8,663
                                                  201    Granite Construction, Inc.                                     9,099
                                                   65    Perini Corp. (a)                                               1,463
                                                  178    Washington Group International, Inc. (a)                       9,495
                                                                                                                  -----------
                                                                                                                       31,521
-----------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.7%                       872    CNET Networks, Inc. (a)                                        6,959
                                                1,700    Covad Communications Group, Inc. (a)                           3,417
                                                   98    DTS, Inc. (a)                                                  1,909
                                                  804    Earthlink, Inc. (a)                                            6,963
                                                  216    Infospace, Inc. (a)                                            4,897
                                                1,600    Internap Network Services Corp. (a)                            1,680
                                                  339    Ipass, Inc. (a)                                                1,898
                                                  100    LoJack Corp. (a)                                               1,886
                                                  178    Midway Games, Inc. (a)                                         1,440
                                                  155    NIC, Inc. (a)                                                  1,121
                                                  200    NetFlix, Inc. (a)                                              5,442
                                                  100    Parkervision, Inc. (a)                                           910
                                                  131    Sohu.com, Inc. (a)                                             3,378
                                                  403    THQ, Inc. (a)                                                  8,705
                                                  400    Take-Two Interactive Software, Inc. (a)                        4,328
                                                  428    United Online, Inc.                                            5,136
                                                  112    Universal Electronics, Inc. (a)                                1,984
                                                  100    WebSideStory, Inc. (a)                                         1,220
                                                                                                                  -----------
                                                                                                                       63,273
-----------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.6%                          300    American Greetings Class A                               $     6,303
                                                  106    Blyth, Inc.                                                    1,957
                                                  100    CNS, Inc.                                                      2,450
                                                   24    CSS Industries, Inc.                                             690
                                                   80    Mannatech, Inc.                                                1,009
                                                  199    Matthews International Corp. Class A                           6,860
                                                  203    Nautilus, Inc.                                                 3,189
                                                  167    Oakley, Inc.                                                   2,814
                                                  283    Playtex Products, Inc. (a)                                     2,952
                                                  120    RC2 Corp. (a)                                                  4,639
                                                  200    Spectrum Brands, Inc. (a)                                      2,584
                                                  184    The Topps Co., Inc.                                            1,512
                                                  368    Tupperware Corp.                                               7,246
                                                   79    USANA Health Sciences, Inc. (a)                                2,994
                                                  243    Yankee Candle Co., Inc.                                        6,077
                                                                                                                  -----------
                                                                                                                       53,276
-----------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metal &                   200    Aptargroup, Inc.                                               9,922
Glass - 0.3%                                       95    Greif, Inc.                                                    7,121
                                                  210    Mobile Mini, Inc. (a)                                          6,145
                                                  160    Silgan Holdings, Inc.                                          5,922
                                                                                                                  -----------
                                                                                                                       29,110
-----------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper &                   390    Graphic Packaging Corp. (a)                                    1,478
Plastic - 0.1%                                    200    Myers Industries, Inc.                                         3,438
                                                                                                                  -----------
                                                                                                                        4,916
-----------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                     217    Mueller Industries, Inc.                                       7,168
-----------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.1%                                  165    Elizabeth Arden, Inc. (a)                                      2,950
                                                   52    Inter Parfums, Inc.                                              895
                                                  332    Nu Skin Enterprises, Inc. Class A                              4,930
                                                  100    Parlux Fragrances, Inc. (a)                                      969
                                                  930    Revlon, Inc. Class A (a)                                       1,172
                                                                                                                  -----------
                                                                                                                       10,916
-----------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.4%             700    The BISYS Group, Inc. (a)                                      9,590
                                                  162    Euronet Worldwide, Inc. (a)                                    6,216
                                                  354    F.N.B. Corp.                                                   5,583
                                                  100    Greenhill & Co., Inc.                                          6,076
                                                  100    Huron Consulting Group, Inc. (a)                               3,509
                                                  100    Rewards Network, Inc. (a)                                        817
                                                  264    USI Holdings Corp. (a)                                         3,540
                                                                                                                  -----------
                                                                                                                       35,331
-----------------------------------------------------------------------------------------------------------------------------
Diversified Materials &                           297    Acuity Brands, Inc.                                           11,556
Processing - 0.6%                                 234    Barnes Group, Inc.                                             4,668
                                                  238    Brady Corp.                                                    8,768
                                                  318    Clarcor, Inc.                                                  9,473
                                                  497    Hexcel Corp. (a)                                               7,808
                                                  100    Koppers Holdings, Inc.                                         1,999
                                                  478    Olin Corp.                                                     8,571
                                                  159    Tredegar Corp.                                                 2,515
                                                                                                                  -----------
                                                                                                                       55,358
-----------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.5%                357    Casey's General Stores, Inc.                                   8,929
                                                  144    Great Atlantic & Pacific Tea Co.                               3,272
                                                  107    Ingles Markets, Inc. Class A                                   1,819
                                                  183    Longs Drug Stores Corp.                                        8,348
                                                   91    Nash Finch Co.                                                 1,937
                                                  380    Pathmark Stores, Inc. (a)                                      3,576

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  196    Ruddick Corp.                                            $     4,804
                                                  104    Smart & Final, Inc. (a)                                        1,751
                                                  100    Spartan Stores, Inc.                                           1,463
                                                   61    Weis Markets, Inc.                                             2,513
                                                  219    Wild Oats Markets, Inc. (a)                                    4,292
                                                                                                                  -----------
                                                                                                                       42,704
-----------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.3%                    350    AVANIR Pharmaceuticals Class A (a)                             2,394
                                                  150    Adams Respiratory Therapeutics, Inc. (a)                       6,693
                                                  286    Adolor Corp. (a)                                               7,153
                                                  300    Akorn, Inc. (a)                                                1,194
                                                  569    Alkermes, Inc. (a)                                            10,765
                                                  241    Alpharma, Inc. Class A                                         5,794
                                                  100    Anadys Pharmaceuticals, Inc. (a)                                 292
                                                  400    Andrx Corp. (a)                                                9,276
                                                  256    Atherogenics Inc. (a)                                          3,341
                                                  100    Auxilium Pharmaceuticals, Inc. (a)                               778
                                                   73    Bentley Pharmaceuticals, Inc. (a)                                800
                                                  200    BioCryst Pharmaceuticals, Inc. (a)                             2,866
                                                  468    BioMarin Pharmaceuticals, Inc. (a)                             6,725
                                                  100    Bradley Pharmaceuticals, Inc. (a)                              1,020
                                                  286    CV Therapeutics, Inc. (a)                                      3,995
                                                  100    Caraco Pharmaceutical Laboratories Ltd. (a)                      915
                                                  122    Chattem, Inc. (a)                                              3,705
                                                  219    Connetics Corp. (a)                                            2,575
                                                  657    Dendreon Corp. (a)                                             3,180
                                                  400    Depomed, Inc. (a)                                              2,348
                                                  382    Durect Corp. (a)                                               1,478
                                                  200    Emisphere Technologies, Inc. (a)                               1,706
                                                  250    Enzo Biochem, Inc. (a)                                         3,770
                                                  100    Hi-Tech Pharmacal Co., Inc. (a)                                1,657
                                                  500    Indevus Pharmaceuticals, Inc. (a)                              2,735
                                                  488    Isis Pharmaceuticals, Inc. (a)                                 2,952
                                                  250    KV Pharmaceutical Co. Class A (a)                              4,665
                                                  500    MGI Pharma, Inc. (a)                                          10,750
                                                  698    Medarex, Inc. (a)                                              6,708
                                                  327    Medicines Co. (a)                                              6,393
                                                  300    Medicis Pharmaceutical Corp. Class A                           7,200
                                                  600    Nektar Therapeutics (a)                                       11,004
                                                  100    New River Pharmaceuticals, Inc. (a)                            2,850
                                                  600    Novavax, Inc. (a)                                              3,024
                                                  170    Noven Pharmaceuticals, Inc. (a)                                3,043
                                                  321    Onyx Pharmaceuticals, Inc. (a)                                 5,402
                                                  270    Pain Therapeutics, Inc. (a)                                    2,255
                                                  233    Par Pharmaceutical Cos., Inc. (a)                              4,301
                                                  133    Penwest Pharmaceuticals Co. (a)                                2,903
                                                  441    Perrigo Co.                                                    7,100
                                                   92    Pharmion Corp. (a)                                             1,567
                                                  195    Pozen, Inc. (a)                                                1,373
                                                  100    Quidel Corp. (a)                                                 950
                                                  222    Regeneron Pharmaceuticals, Inc. (a)                            2,846
                                                  100    Renovis, Inc. (a)                                              1,531
                                                   76    SFBC International, Inc. (a)                                   1,152
                                                  353    Salix Pharmaceuticals Ltd. (a)                                 4,342
                                                  200    Santarus, Inc. (a)                                             1,330

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  185    Sciele Pharma, Inc. (a)                                  $     4,290
                                                  100    Somaxon Pharmaceuticals, Inc. (a)                              1,561
                                                  269    SuperGen, Inc. (a)                                               976
                                                  132    United Therapeutics Corp. (a)                                  7,626
                                                  500    Valeant Pharmaceuticals International                          8,460
                                                  100    Xenoport, Inc. (a)                                             1,811
                                                                                                                  -----------
                                                                                                                      207,520
-----------------------------------------------------------------------------------------------------------------------------
Education Services - 0.4%                         188    Bright Horizons Family Solutions, Inc. (a)                     7,086
                                                  500    Corinthian Colleges, Inc. (a)                                  7,180
                                                  400    DeVry, Inc. (a)                                                8,788
                                                   86    Educate, Inc. (a)                                                659
                                                  102    Strayer Education, Inc.                                        9,906
                                                   84    Universal Technical Institute, Inc. (a)                        1,850
                                                                                                                  -----------
                                                                                                                       35,469
-----------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%                   390    Benchmark Electronics, Inc. (a)                                9,407
                                                  112    OSI Systems, Inc. (a)                                          1,990
                                                  261    Plexus Corp. (a)                                               8,929
                                                  199    Power Integrations, Inc. (a)                                   3,479
                                                  298    TTM Technologies, Inc. (a)                                     4,312
                                                  108    Universal Display Corp. (a)                                    1,437
                                                                                                                  -----------
                                                                                                                       29,554
-----------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                             96    AO Smith Corp.                                                 4,451
Components - 0.9%                                 180    American Superconductor Corp. (a)                              1,589
                                                  235    Baldor Electric Co.                                            7,353
                                                  208    CTS Corp.                                                      3,097
                                                  166    Cohu, Inc.                                                     2,913
                                                  100    Color Kinetics, Inc. (a)                                       1,891
                                                   94    Franklin Electric Co., Inc.                                    4,854
                                                  338    General Cable Corp. (a)                                       11,830
                                                  172    Genlyte Group, Inc. (a)                                       12,458
                                                  160    Littelfuse, Inc. (a)                                           5,501
                                                  198    MKS Instruments, Inc. (a)                                      3,984
                                                   70    Powell Industries, Inc. (a)                                    1,675
                                                  490    Power-One, Inc. (a)                                            3,234
                                                  135    Sonic Solutions, Inc. (a)                                      2,228
                                                  427    Taser International, Inc. (a)                                  3,369
                                                  244    Technitrol, Inc.                                               5,649
                                                   92    Triumph Group, Inc. (a)                                        4,416
                                                                                                                  -----------
                                                                                                                       80,492
-----------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%             20    National Presto Industries, Inc.                               1,046
-----------------------------------------------------------------------------------------------------------------------------
Electronics - 0.6%                                408    Aeroflex, Inc. (a)                                             4,761
                                                  214    Agilysys, Inc.                                                 3,852
                                                  200    Avid Technology, Inc. (a)                                      6,666
                                                  258    Daktronics, Inc.                                               7,448
                                                  400    Flir Systems, Inc. (a)                                         9,160
                                                  134    II-VI, Inc. (a)                                                2,452
                                                  491    Kopin Corp. (a)                                                1,773
                                                  726    MRV Communications, Inc. (a)                                   2,258
                                                  249    Methode Electronics, Inc.                                      2,617
                                                   57    Multi-Fineline Electronix, Inc. (a)                            1,892
                                                  105    Park Electrochemical Corp.                                     2,704
                                                  400    Semtech Corp. (a)                                              5,780
                                                   42    Supertex, Inc. (a)                                             1,677
                                                                                                                  -----------
                                                                                                                       53,040
-----------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges &                155    Itron, Inc. (a)                                          $     9,185
Meters - 0.1%                                      56    Measurement Specialties, Inc. (a)                              1,247
                                                   56    Metrologic Instruments, Inc. (a)                                 841
                                                  100    Zygo Corp. (a)                                                 1,639
                                                                                                                  -----------
                                                                                                                       12,912
-----------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 0.8%               400    Affymetrix, Inc. (a)                                          10,240
                                                   65    Analogic Corp.                                                 3,030
                                                   93    Aspect Medical Systems, Inc. (a)                               1,622
                                                  200    Bruker BioSciences Corp. (a)                                   1,072
                                                  152    Candela Corp. (a)                                              2,411
                                                   66    Datascope Corp.                                                2,035
                                                  310    eResearch Technology, Inc. (a)                                 2,821
                                                  156    Greatbatch, Inc. (a)                                           3,682
                                                  143    Haemonetics Corp. (a)                                          6,651
                                                  200    HealthTronics, Inc. (a)                                        1,530
                                                  294    Hologic, Inc. (a)                                             14,512
                                                  222    Illumina, Inc. (a)                                             6,585
                                                   63    IntraLase Corp. (a)                                            1,055
                                                  143    Luminex Corp. (a)                                              2,487
                                                  100    Natus Medical, Inc. (a)                                          989
                                                  100    Neurometrix, Inc. (a)                                          3,046
                                                  100    NxStage Medical, Inc. (a)                                        873
                                                  116    Quality Systems, Inc.                                          4,271
                                                  100    Sirona Dental Systems, Inc.                                    3,962
                                                  222    TriPath Imaging, Inc. (a)                                      1,470
                                                   74    Zoll Medical Corp. (a)                                         2,424
                                                                                                                  -----------
                                                                                                                       76,768
-----------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                     278    AMIS Holdings, Inc. (a)                                        2,780
Components - 1.8%                                 191    Actel Corp. (a)                                                2,741
                                                  600    Amkor Technology, Inc. (a)                                     5,676
                                                  300    Anadigics, Inc. (a)                                            2,016
                                                1,800    Applied Micro Circuits Corp. (a)                               4,914
                                                  600    Bookham, Inc. (a)                                              2,016
                                                  508    Cirrus Logic, Inc. (a)                                         4,135
                                                2,900    Conexant Systems, Inc. (a)                                     7,250
                                                  213    DSP Group, Inc. (a)                                            5,293
                                                   91    Diodes, Inc. (a)                                               3,771
                                                  196    Exar Corp. (a)                                                 2,601
                                                   64    Excel Technology, Inc. (a)                                     1,915
                                                  298    Formfactor, Inc. (a)                                          13,300
                                                  194    Genesis Microchip, Inc. (a)                                    2,243
                                                  100    Hittite Microwave Corp. (a)                                    3,616
                                                  153    IXYS Corp. (a)                                                 1,469
                                                  100    Ikanos Communications, Inc. (a)                                1,519
                                                  400    International DisplayWorks, Inc. (a)                           2,080
                                                  694    Lattice Semiconductor Corp. (a)                                4,289
                                                  242    MIPS Technologies, Inc. (a)                                    1,469
                                                  421    Micrel, Inc. (a)                                               4,214
                                                  374    Microsemi Corp. (a)                                            9,118
                                                  297    Microtune, Inc. (a)                                            1,859
                                                  600    Mindspeed Technologies, Inc. (a)                               1,446
                                                  100    Monolithic Power Systems, Inc. (a)                             1,183
                                                  100    MoSys, Inc. (a)                                                  782
                                                  100    Netlogic Microsystems, Inc. (a)                                3,225

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  838    ON Semiconductor Corp. (a)                               $     4,927
                                                  382    Omnivision Technologies, Inc. (a)                              8,068
                                                  117    PLX Technology, Inc. (a)                                       1,430
                                                  183    Pericom Semiconductor Corp. (a)                                1,519
                                                  154    Portalplayer, Inc. (a)                                         1,511
                                                1,186    RF Micro Devices, Inc. (a)                                     7,080
                                                  472    Silicon Image, Inc. (a)                                        5,088
                                                  593    Silicon Storage Technology, Inc. (a)                           2,408
                                                  255    Sirf Technology Holdings, Inc. (a)                             8,216
                                                  955    Skyworks Solutions, Inc. (a)                                   5,262
                                                  100    Sunpower Corp. Class A (a)                                     2,802
                                                  261    Tessera Technologies, Inc. (a)                                 7,178
                                                1,000    Transmeta Corp. (a)                                            1,640
                                                  800    Transwitch Corp. (a)                                           1,688
                                                1,039    Triquint Semiconductor, Inc. (a)                               4,634
                                                   42    Volterra Semiconductor Corp. (a)                                 641
                                                                                                                  -----------
                                                                                                                      161,012
-----------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.6%                    100    3D Systems Corp. (a)                                           2,009
                                                  100    Acacia Research - Acacia Technologies (a)                      1,406
                                                  100    American Science & Engineering, Inc. (a)                       5,792
                                                  224    Checkpoint Systems, Inc. (a)                                   4,975
                                                  186    Coherent, Inc. (a)                                             6,274
                                                   86    Cubic Corp.                                                    1,686
                                                   90    EDO Corp.                                                      2,191
                                                  100    Eagle Test Systems, Inc. (a)                                   1,402
                                                  100    Essex Corp. (a)                                                1,842
                                                  100    Gerber Scientific, Inc. (a)                                    1,301
                                                  100    Herley Industries, Inc. (a)                                    1,121
                                                  646    Identix, Inc. (a)                                              4,516
                                                   81    Innovative Solutions & Support, Inc. (a)                       1,139
                                                  297    Intermagnetics General Corp. (a)                               8,013
                                                  200    Ionatron, Inc. (a)                                             1,270
                                                  534    Kemet Corp. (a)                                                4,923
                                                  100    Maxwell Technologies, Inc. (a)                                 1,963
                                                  152    Scansource, Inc. (a)                                           4,457
                                                                                                                  -----------
                                                                                                                       56,280
-----------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.1%                           500    Capstone Turbine Corp. (a)                                     1,140
                                                  100    Metretek Technologies, Inc. (a)                                1,718
                                                  423    Plug Power, Inc. (a)                                           1,975
                                                                                                                  -----------
                                                                                                                        4,833
-----------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.6%                        70    Alon USA Energy, Inc.                                          2,203
                                                   27    Crosstex Energy, Inc.                                          2,567
                                                  100    Dawson Geophysical Co. (a)                                     3,077
                                                  400    Evergreen Solar, Inc. (a)                                      5,192
                                                  312    FuelCell Energy, Inc. (a)                                      2,989
                                                  380    KFX, Inc. (a)                                                  5,806
                                                  100    Matrix Service Co. (a)                                         1,144
                                                   76    Ormat Technologies, Inc.                                       2,899
                                                  100    Pacific Ethanol, Inc. (a)                                      2,312
                                                  108    Penn Virginia Corp.                                            7,547
                                                  800    Rentech, Inc. (a)                                              3,720
                                                  248    Syntroleum Corp. (a)                                           1,505
                                                  206    Veritas DGC, Inc. (a)                                         10,625
                                                                                                                  -----------
                                                                                                                       51,586
-----------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                         100    Clean Harbors, Inc. (a)                                  $     4,031
Services - 0.1%                                   272    Dycom Industries, Inc. (a)                                     5,791
                                                  100    Infrasource Services, Inc. (a)                                 1,821
                                                   45    Layne Christensen Co. (a)                                      1,276
                                                                                                                  -----------
                                                                                                                       12,919
-----------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                               64    Carmike Cinemas, Inc.                                          1,349
                                                  100    Dover Motorsports, Inc.                                          587
                                                  213    Gaylord Entertainment Co. (a)                                  9,295
                                                  400    Live Nation (a)                                                8,144
                                                  167    Lodgenet Entertainment Corp. (a)                               3,115
                                                   85    Speedway Motorsports, Inc.                                     3,208
                                                                                                                  -----------
                                                                                                                       25,698
-----------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.0%                                555    Terra Industries, Inc. (a)                                     3,535
-----------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.2%                          114    Accredited Home Lenders Holding Co. (a)                        5,450
                                                   75    Asta Funding, Inc.                                             2,809
                                                  200    International Securities Exchange, Inc.                        7,614
                                                  100    MVC Capital, Inc.                                              1,344
                                                   91    World Acceptance Corp. (a)                                     3,232
                                                                                                                  -----------
                                                                                                                       20,449
-----------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                        450    Advance America, Cash Advance Centers, Inc.                    7,893
                                                  100    Dollar Financial Corp. (a)                                     1,800
                                                                                                                  -----------
                                                                                                                        9,693
-----------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services &              173    Advent Software, Inc. (a)                                      6,240
Systems - 0.9%                                    111    CompuCredit Corp. (a)                                          4,267
                                                  217    Cybersource Corp. (a)                                          2,539
                                                  300    Deluxe Corp.                                                   5,244
                                                  249    Digital Insight Corp. (a)                                      8,538
                                                  301    eFunds Corp. (a)                                               6,637
                                                  181    eSpeed, Inc. Class A (a)                                       1,508
                                                  100    Heartland Payment Systems, Inc. (a)                            2,788
                                                  384    Hypercom Corp. (a)                                             3,590
                                                  500    Jack Henry & Associates, Inc.                                  9,830
                                                  200    John H. Harland Co.                                            8,700
                                                  214    Kronos, Inc. (a)                                               7,749
                                                  100    Online Resources Corp. (a)                                     1,034
                                                  185    Open Solutions, Inc. (a)                                       4,923
                                                  100    TNS, Inc. (a)                                                  2,069
                                                  200    TradeStation Group, Inc. (a)                                   2,534
                                                  270    Wright Express Corp. (a)                                       7,760
                                                                                                                  -----------
                                                                                                                       85,950
-----------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%             100    Bankrate, Inc. (a)                                             3,776
                                                  200    INVESTools, Inc. (a)                                           1,588
                                                  200    Interactive Data Corp. (a)                                     4,018
                                                  100    Morningstar, Inc. (a)                                          4,148
                                                  660    Move, Inc. (a)                                                 3,617
                                                  430    S1 Corp. (a)                                                   2,064
                                                  100    TheStreet.com, Inc.                                            1,282
                                                                                                                  -----------
                                                                                                                       20,493
-----------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.7%                     72    ACE Cash Express, Inc. (a)                                     2,107
                                                  145    Advanta Corp. Class B                                          5,213
                                                   33    Asset Acceptance Capital Corp. (a)                               653

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  203    Cash America International, Inc.                         $     6,496
                                                   13    Enstar Group, Inc. (a)                                         1,198
                                                   71    Federal Agricultural Mortgage Corp. Class B                    1,967
                                                  189    Financial Federal Corp.                                        5,256
                                                  186    First Cash Financial Services, Inc. (a)                        3,674
                                                  200    Global Cash Access, Inc. (a)                                   3,126
                                                  119    Harris & Harris Group, Inc.                                    1,314
                                                  127    LandAmerica Financial Group, Inc.                              8,204
                                                   90    Portfolio Recovery Associates, Inc. (a)                        4,113
                                                   53    Sanders Morris Harris Group, Inc.                                801
                                                  321    Sotheby's Holdings Inc. Class A (a)                            8,426
                                                  193    Sterling Bancorp                                               3,764
                                                  106    Stewart Information Services Corp.                             3,849
                                                   53    Triad Guaranty, Inc. (a)                                       2,591
                                                   48    WSFS Financial Corp.                                           2,950
                                                                                                                  -----------
                                                                                                                       65,702
-----------------------------------------------------------------------------------------------------------------------------
Foods - 0.9%                                      289    Chiquita Brands International, Inc.                            3,982
                                                  100    Diamond Foods, Inc.                                            1,607
                                                  328    Flowers Foods, Inc.                                            9,394
                                                  192    Hain Celestial Group, Inc. (a)                                 4,946
                                                   60    J&J Snack Foods Corp.                                          1,984
                                                  195    Lance, Inc.                                                    4,489
                                                  100    M&F Worldwide Corp. (a)                                        1,610
                                                  100    Medifast Inc (a)                                               1,787
                                                  300    NBTY, Inc. (a)                                                 7,173
                                                  222    Performance Food Group Co. (a)                                 6,744
                                                  200    Pilgrim's Pride Corp.                                          5,160
                                                   70    Premium Standard Farms, Inc.                                   1,136
                                                  194    Ralcorp Holdings, Inc. (a)                                     8,251
                                                   78    Sanderson Farms, Inc.                                          2,183
                                                    2    Seaboard Corp.                                                 2,560
                                                  289    Sensient Technologies Corp.                                    6,043
                                                  203    Tootsie Roll Industries, Inc.                                  5,913
                                                  200    TreeHouse Foods, Inc. (a)                                      4,778
                                                                                                                  -----------
                                                                                                                       79,740
-----------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                             54    Deltic Timber Corp.                                            3,044
                                                   93    Universal Forest Products, Inc.                                5,834
                                                                                                                  -----------
                                                                                                                        8,878
-----------------------------------------------------------------------------------------------------------------------------
Forms and Bulk Printing                           193    Ennis, Inc.                                                    3,798
Services - 0.1%                                   100    The Standard Register Co.                                      1,185
                                                                                                                  -----------
                                                                                                                        4,983
-----------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%               196    Alderwoods Group, Inc. (a)                                     3,814
                                                  653    Stewart Enterprises, Inc. Class A                              3,755
                                                                                                                  -----------
                                                                                                                        7,569
-----------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                      219    Apogee Enterprises, Inc.                                       3,219
-----------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                     1,847    Coeur d'Alene Mines Corp. (a)                                  8,884
                                                  133    Royal Gold, Inc.                                               3,700
                                                                                                                  -----------
                                                                                                                       12,584
-----------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.6%                     100    Capital Senior Living Corporation (a)                    $     1,028
                                                  100    Five Star Quality Care, Inc. (a)                               1,107
                                                  143    Genesis HealthCare Corp. (a)                                   6,774
                                                  190    Kindred Healthcare, Inc. (a)                                   4,940
                                                  114    LCA-Vision, Inc.                                               6,032
                                                  100    Medcath Corp. (a)                                              1,884
                                                   32    National Healthcare Corp.                                      1,426
                                                  342    Psychiatric Solutions, Inc. (a)                                9,802
                                                  100    Radiation Therapy Services, Inc. (a)                           2,691
                                                   96    Res-Care, Inc. (a)                                             1,920
                                                  200    Sun Healthcare Group, Inc. (a)                                 1,738
                                                  294    Sunrise Senior Living, Inc. (a)                                8,129
                                                  297    United Surgical Partners International, Inc. (a)               8,931
                                                                                                                  -----------
                                                                                                                       56,402
-----------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.5%            300    AMERIGROUP Corp. (a)                                           9,312
                                                  211    Allscripts Healthcare Solutions, Inc. (a)                      3,703
                                                  215    Amsurg Corp. (a)                                               4,891
                                                  284    Centene Corp. (a)                                              6,683
                                                   63    Computer Programs & Systems, Inc.                              2,517
                                                   28    Corvel Corp. (a)                                                 700
                                                  223    Eclipsys Corp. (a)                                             4,050
                                                  100    Healthspring, Inc. (a)                                         1,875
                                                  100    Horizon Health Corp. (a)                                       2,088
                                                   58    Molina Healthcare, Inc. (a)                                    2,207
                                                  100    Omnicell, Inc. (a)                                             1,382
                                                  221    Per-Se Technologies, Inc. (a)                                  5,565
                                                  200    Phase Forward, Inc. (a)                                        2,304
                                                  100    Vital Images, Inc. (a)                                         2,470
                                                                                                                  -----------
                                                                                                                       49,747
-----------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.5%                       100    Adeza Biomedical Corp. (a)                                     1,402
                                                  107    Alliance Imaging, Inc. (a)                                       685
                                                   97    Amedisys, Inc. (a)                                             3,676
                                                  200    America Retirement Corp. (a)                                   6,554
                                                  315    Apria Healthcare Group, Inc. (a)                               5,953
                                                   73    Bio-Reference Labs, Inc. (a)                                   1,588
                                                  193    Gentiva Health Services, Inc. (a)                              3,094
                                                  245    Healthcare Services Group                                      5,133
                                                  202    Healthways, Inc. (a)                                          10,633
                                                  200    Hythiam, Inc. (a)                                              1,394
                                                  115    Matria Healthcare, Inc. (a)                                    2,463
                                                  161    Odyssey HealthCare, Inc. (a)                                   2,829
                                                   72    Symbion, Inc. (a)                                              1,495
                                                   78    VistaCare, Inc. Class A (a)                                      944
                                                                                                                  -----------
                                                                                                                       47,843
-----------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.3%                               300    Hovnanian Enterprises, Inc. Class A (a)                        9,024
                                                   86    Levitt Corp. Class A                                           1,376
                                                   89    M/I Homes, Inc.                                                3,122
                                                  100    Meritage Homes Corp. (a)                                       4,725
                                                   52    Technical Olympic USA, Inc.                                      747
                                                  207    WCI Communities, Inc. (a)                                      4,169
                                                                                                                  -----------
                                                                                                                       23,163
-----------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                                100    Lodgian, Inc. (a)                                        $     1,425
                                                  111    Marcus Corp.                                                   2,318
                                                  100    Morgans Hotel Group Co. (a)                                    1,556
                                                                                                                  -----------
                                                                                                                        5,299
-----------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.5%                       60    American Woodmark Corp.                                        2,102
                                                   43    Bassett Furniture Industries, Inc.                               796
                                                  205    Ethan Allen Interiors, Inc.                                    7,493
                                                  306    Furniture Brands International, Inc.                           6,377
                                                  144    Haverty Furniture Cos., Inc.                                   2,259
                                                  378    La-Z-Boy, Inc. (f)                                             5,292
                                                  100    Lifetime Brands, Inc.                                          2,167
                                                  100    Sealy Corp.                                                    1,327
                                                  387    Select Comfort Corp. (a)                                       8,889
                                                   52    Stanley Furniture Co., Inc.                                    1,246
                                                  300    Tempur-Pedic International, Inc. (a)                           4,053
                                                                                                                  -----------
                                                                                                                       42,001
-----------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter                   169    Advanced Energy Industries, Inc. (a)                           2,238
Devices - 0.5%                                    259    Asyst Technologies Inc. (a)                                    1,950
                                                  100    Badger Meter, Inc.                                             2,700
                                                  158    ESCO Technologies, Inc. (a)                                    8,445
                                                  100    Flanders Corp. (a)                                             1,003
                                                   39    The Gorman-Rupp Co.                                            1,037
                                                  134    Mine Safety Appliances Co.                                     5,387
                                                  206    Paxar Corp. (a)                                                4,237
                                                  200    RAE Systems, Inc. (a)                                            800
                                                   52    Robbins & Myers, Inc.                                          1,359
                                                  190    Veeco Instruments, Inc. (a)                                    4,530
                                                  105    Vicor Corp.                                                    1,740
                                                   91    Viisage Technology, Inc. (a)                                   1,380
                                                  174    Watts Water Technologies, Inc. Class A                         5,838
                                                  167    X-Rite, Inc.                                                   1,835
                                                                                                                  -----------
                                                                                                                       44,479
-----------------------------------------------------------------------------------------------------------------------------
Industrial Producers - 0.0%                       200    Smith & Wesson Holding Corp. (a)                               1,644
                                                  100    TAL International Group, Inc. (a)                              2,410
                                                                                                                  -----------
                                                                                                                        4,054
-----------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                            374    American Equity Investment Life Holding Co.                    3,987
                                                  228    Delphi Financial Group Class A                                 8,290
                                                  100    Great American Financial Resources, Inc.                       2,093
                                                   14    Kansas City Life Insurance Co.                                   599
                                                   16    National Western Life Insurance Co. Class A                    3,834
                                                  586    The Phoenix Cos., Inc.                                         8,251
                                                  112    Presidential Life Corp.                                        2,753
                                                  206    Universal American Financial Corp. (a)                         2,709
                                                                                                                  -----------
                                                                                                                       32,516
-----------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.4%                      186    Alfa Corp.                                                     3,080
                                                   66    CNA Surety Corp. (a)                                           1,140
                                                  100    Crawford & Co. Class B                                           718
                                                   65    FBL Financial Group, Inc. Class A                              2,106
                                                  145    HealthExtras, Inc. (a)                                         4,382
                                                  190    Hilb Rogal & Hobbs Co.                                         7,081
                                                  256    Horace Mann Educators Corp.                                    4,339

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  200    Meadowbrook Insurance Group, Inc. (a)                    $     1,664
                                                  100    Pico Holdings, Inc. (a)                                        3,225
                                                  220    Zenith National Insurance Corp.                                8,727
                                                                                                                  -----------
                                                                                                                       36,462
-----------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.2%               210    21st Century Insurance Group                                   3,024
                                                  100    Affirmative Insurance Holdings, Inc.                           1,565
                                                   67    American Physicians Capital, Inc. (a)                          3,524
                                                  178    Argonaut Group, Inc. (a)                                       5,347
                                                   35    Baldwin & Lyons, Inc. Class B                                    893
                                                   75    Bristol West Holdings, Inc.                                    1,200
                                                  100    Capital Title Group, Inc.                                        737
                                                  300    Commerce Group, Inc.                                           8,862
                                                  100    Darwin Professional Underwriters, Inc. (a)                     1,766
                                                  120    Direct General Corp.                                           2,030
                                                  100    Donegal Group, Inc. Class A                                    1,941
                                                   64    FPIC Insurance Group, Inc. (a)                                 2,480
                                                   87    First Acceptance Corp. (a)                                     1,025
                                                  400    Fremont General Corp.                                          7,424
                                                   65    Harleysville Group, Inc.                                       2,062
                                                  150    Infinity Property & Casualty Corp.                             6,150
                                                   44    The Midland Co.                                                1,671
                                                  100    National Interstate Corp.                                      2,712
                                                   73    Navigators Group, Inc. (a)                                     3,199
                                                  426    Ohio Casualty Corp.                                           12,665
                                                  210    PMA Capital Corp. Class A (a)                                  2,163
                                                  160    ProAssurance Corp. (a)                                         7,709
                                                  136    RLI Corp.                                                      6,552
                                                   82    Safety Insurance Group, Inc.                                   3,899
                                                  100    SeaBright Insurance Holdings, Inc. (a)                         1,611
                                                  194    Selective Insurance Group                                     10,839
                                                   70    State Auto Financial Corp.                                     2,278
                                                  125    Tower Group, Inc.                                              3,781
                                                  110    United Fire & Casualty Co.                                     3,314
                                                                                                                  -----------
                                                                                                                      112,423
-----------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.5%            472    Apollo Investment Corp.                                        8,716
                                                  197    Ares Capital Corp.                                             3,342
                                                  165    Calamos Asset Management, Inc. Class A                         4,783
                                                   12    Capital Southwest Corp.                                        1,253
                                                   33    GAMCO Investors, Inc. Class A                                  1,213
                                                   84    Gladstone Capital Corp.                                        1,797
                                                  351    MCG Capital Corp.                                              5,581
                                                  124    NGP Capital Resources Co.                                      1,814
                                                  208    National Financial Partners Corp.                              9,216
                                                  100    Technology Investment Capital Corp.                            1,465
                                                  500    Waddell & Reed Financial, Inc. Class A                        10,280
                                                                                                                  -----------
                                                                                                                       49,460
-----------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.1%               300    Fossil, Inc. (a)                                               5,403
                                                  122    Movado Group, Inc.                                             2,800
                                                                                                                  -----------
                                                                                                                        8,203
-----------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.3%                               200    Bally Total Fitness Holding Corp. (a)                          1,356
                                                  469    Callaway Golf Co.                                              6,092
                                                  140    Great Wolf Resorts, Inc. (a)                                   1,681
                                                  249    K2, Inc. (a)                                                   2,724
                                                  163    Life Time Fitness, Inc. (a)                                    7,542

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  467    Six Flags, Inc. (a)                                      $     2,625
                                                   59    Steinway Musical Instruments Inc. (a)                          1,447
                                                  146    Vail Resorts, Inc. (a)                                         5,417
                                                  101    West Marine, Inc. (a)                                          1,361
                                                                                                                  -----------
                                                                                                                       30,245
-----------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                    282    Applied Industrial Technologies, Inc.                          6,855
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.0%                     50    Gehl Co. (a)                                                   1,277
                                                   59    Lindsay Manufacturing Co.                                      1,600
                                                                                                                  -----------
                                                                                                                        2,877
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                         120    ASV, Inc. (a)                                                  2,765
Handling - 0.1%                                    69    Astec Industries, Inc. (a)                                     2,354
                                                   26    NACCO Industries, Inc. Class A                                 3,573
                                                                                                                  -----------
                                                                                                                        8,692
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                         300    Briggs & Stratton Corp.                                        9,333
                                                  100    Raser Techonologies, Inc. (a)                                    964
                                                                                                                  -----------
                                                                                                                       10,297
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.4%            183    Actuant Corp. Class A                                          9,141
                                                  100    Columbus McKinnon Corp. (a)                                    2,174
                                                  125    EnPro Industries, Inc. (a)                                     4,200
                                                   71    Kadant, Inc. (a)                                               1,633
                                                   38    Middleby Corp. (a)                                             3,289
                                                  168    Nordson Corp.                                                  8,262
                                                  119    Tecumseh Products Co. Class A (a)                              2,285
                                                   63    Tennant Co.                                                    3,168
                                                  171    Woodward Governor Co.                                          5,217
                                                                                                                  -----------
                                                                                                                       39,369
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment                     126    CARBO Ceramics, Inc.                                           6,190
& Services - 1.1%                                 100    Complete Production Services, Inc. (a)                         2,364
                                                  100    Dril-Quip, Inc. (a)                                            8,244
                                                   75    Gulf Island Fabrication, Inc.                                  1,503
                                                  577    Hanover Compressor Co. (a)                                    10,836
                                                  130    Hornbeck Offshore Services, Inc. (a)                           4,618
                                                  116    Hydril Co. (a)                                                 9,108
                                                  391    Input/Output, Inc. (a)                                         3,695
                                                   70    Lufkin Industries, Inc.                                        4,160
                                                  100    NATCO Group, Inc. Class A (a)                                  4,020
                                                  582    Newpark Resources, Inc. (a)                                    3,579
                                                  317    Oil States International, Inc. (a)                            10,867
                                                  618    Parker Drilling Co. (a)                                        4,437
                                                  184    RPC, Inc.                                                      4,468
                                                  100    Sulphco, Inc. (a)                                                716
                                                   40    Superior Well Services, Inc. (a)                                 996
                                                  100    Trico Marine Services, Inc. (a)                                3,400
                                                  128    Universal Compression Holdings, Inc. (a)                       8,060
                                                  140    W-H Energy Services, Inc. (a)                                  7,116
                                                  100    Warrior Energy Service Corp. (a)                               2,433
                                                                                                                  -----------
                                                                                                                      100,810
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.2%                       110    Applied Films Corp. (a)                                        3,134
                                                  235    Bucyrus International, Inc.                                   11,867
                                                   71    Cascade Corp.                                                  2,808
                                                  200    Flow International Corp. (a)                                   2,814
                                                   73    Semitool, Inc. (a)                                               658
                                                  100    TurboChef Technologies, Inc. (a)                               1,112
                                                                                                                  -----------
                                                                                                                       22,393
-----------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                       437    Champion Enterprises, Inc. (a)                           $     4,824
                                                  100    Palm Harbor Homes, Inc. (a)                                    1,759
                                                   33    Skyline Corp.                                                  1,412
                                                                                                                  -----------
                                                                                                                        7,995
-----------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                              290    Federal Signal Corp.                                           4,391
                                                   63    Standex International Corp.                                    1,912
                                                                                                                  -----------
                                                                                                                        6,303
-----------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                    136    Abaxis, Inc. (a)                                               3,042
Supplies - 2.4%                                    83    Abiomed, Inc. (a)                                              1,077
                                                  419    Align Technology, Inc. (a)                                     3,096
                                                  456    American Medical Systems Holdings, Inc. (a)                    7,592
                                                  100    Angiodynamics, Inc. (a)                                        2,705
                                                  111    Arrow International, Inc.                                      3,649
                                                  106    Bio-Rad Laboratories, Inc. Class A (a)                         6,884
                                                   91    Biosite, Inc. (a)                                              4,155
                                                  349    Cepheid, Inc. (a)                                              3,389
                                                  100    Cerus Corp. (a)                                                  713
                                                  100    Conceptus, Inc. (a)                                            1,364
                                                  212    Conmed Corp. (a)                                               4,388
                                                  200    Conor Medsystems, Inc. (a)                                     5,518
                                                  127    Cyberonics, Inc. (a)                                           2,708
                                                  105    DJO, Inc. (a)                                                  3,867
                                                  100    DexCom, Inc. (a)                                               1,358
                                                  141    Diagnostic Products Corp.                                      8,202
                                                  343    Encore Medical Corp. (a)                                       1,650
                                                   60    ev3, Inc. (a)                                                    889
                                                  100    FoxHollow Technologies Inc. (a)                                2,732
                                                  134    I-Flow Corp. (a)                                               1,450
                                                   84    ICU Medical, Inc. (a)                                          3,548
                                                  100    IRIS International, Inc. (a)                                   1,316
                                                  421    Immucor, Inc. (a)                                              8,096
                                                  182    Invacare Corp.                                                 4,528
                                                  100    Inverness Medical Innovations, Inc. (a)                        2,823
                                                  267    Kyphon, Inc. (a)                                              10,242
                                                   48    Landauer, Inc.                                                 2,299
                                                  112    Laserscope (a)                                                 3,451
                                                  216    Lifecell Corp. (a)                                             6,679
                                                  278    Mentor Corp.                                                  12,093
                                                  100    Meridian Bioscience, Inc.                                      2,495
                                                  174    Merit Medical Systems, Inc. (a)                                2,394
                                                  117    Molecular Devices Corp. (a)                                    3,576
                                                  200    NuVasive, Inc. (a)                                             3,646
                                                  321    OraSure Technologies, Inc. (a)                                 3,056
                                                  242    Owens & Minor, Inc.                                            6,921
                                                  415    PSS World Medical, Inc. (a)                                    7,325
                                                   90    Palomar Medical Technologies, Inc. (a)                         4,107
                                                  184    PolyMedica Corp.                                               6,617
                                                   87    SonoSite, Inc. (a)                                             3,396
                                                  100    Spectranetic Corp (a)                                          1,072
                                                  100    Stereotaxis, Inc. (a)                                          1,079
                                                  441    Steris Corp.                                                  10,081
                                                  108    SurModics, Inc. (a)                                            3,900
                                                  200    Symmetry Medical, Inc. (a)                                     3,080
                                                  340    ThermoGenesis Corp. (a)                                        1,408

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  326    Thoratec Corp. (a)                                       $     4,522
                                                  194    Ventana Medical Systems Inc. (a)                               9,153
                                                  183    Viasys Healthcare, Inc. (a)                                    4,685
                                                   24    Vital Signs, Inc.                                              1,189
                                                  176    West Pharmaceutical Services, Inc.                             6,385
                                                  189    Wright Medical Group, Inc. (a)                                 3,956
                                                                                                                  -----------
                                                                                                                      219,546
-----------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                           100    Air Methods Corp. (a)                                          2,618
                                                  290    Magellan Health Services, Inc. (a)                            13,140
                                                  160    Option Care, Inc.                                              1,917
                                                  149    Parexel International Corp. (a)                                4,299
                                                   90    RehabCare Group, Inc. (a)                                      1,564
                                                                                                                  -----------
                                                                                                                       23,538
-----------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.0%                           80    CIRCOR International, Inc.                                     2,439
                                                  100    Dynamic Materials Corp.                                        3,373
                                                  129    Encore Wire Corp. (a)                                          4,636
                                                  100    Insteel Industries, Inc.                                       2,420
                                                  171    Kaydon Corp.                                                   6,380
                                                  181    Lone Star Technologies Inc. (a)                                9,778
                                                  267    Maverick Tube Corp. (a)                                       16,872
                                                  200    Mueller Water Products, Inc. (a)                               3,482
                                                  146    NN, Inc.                                                       1,803
                                                  133    NS Group, Inc. (a)                                             7,326
                                                  234    Quanex Corp.                                                  10,078
                                                   60    RBC Bearings, Inc. (a)                                         1,362
                                                  118    RTI International Metals, Inc. (a)                             6,589
                                                  179    Ryerson, Inc.                                                  4,833
                                                  100    Superior Essex, Inc. (a)                                       2,993
                                                   75    Valmont Industries, Inc.                                       3,487
                                                                                                                  -----------
                                                                                                                       87,851
-----------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.4%            118    AMCOL International Corp.                                      3,109
                                                  107    Brush Engineered Materials, Inc. (a)                           2,231
                                                  144    Cleveland-Cliffs, Inc.                                        11,418
                                                  120    Compass Minerals International, Inc.                           2,994
                                                  613    GrafTech International Ltd. (a)                                3,555
                                                  844    Hecla Mining Co. (a)                                           4,431
                                                  128    Minerals Technologies, Inc.                                    6,656
                                                  240    Stillwater Mining Co. (a)                                      3,043
                                                   48    Titanium Metals Corp. (a)                                      1,650
                                                                                                                  -----------
                                                                                                                       39,087
-----------------------------------------------------------------------------------------------------------------------------
Milling: Fruit and Grain                          100    MGP Ingredients, Inc.                                          2,322
Processing - 0.0%
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%             170    Reddy Ice Holdings, Inc.                                       3,460
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                         169    Ceradyne, Inc. (a)                                             8,364
Commodities - 0.2%                                197    Symyx Technologies Inc. (a)                                    4,758
                                                   95    WD-40 Co.                                                      3,189
                                                                                                                  -----------
                                                                                                                       16,311
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                         196    Insituform Technologies, Inc. Class A (a)                      4,486
Processing - 0.2%                                 128    Metal Management, Inc.                                         3,919
                                                   99    Rogers Corp. (a)                                               5,578
                                                  505    USEC, Inc.                                                     5,984
                                                                                                                  -----------
                                                                                                                       19,967
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.1%            414    BE Aerospace, Inc. (a)                                         9,464
                                                  161    Blount International, Inc. (a)                                 1,935
                                                                                                                  -----------
                                                                                                                       11,399
-----------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.0%                   100    IHS, Inc. Class A (a)                                    $     2,963
-----------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.3%                     100    Compass Diversified Trust                                      1,427
                                                  332    GenCorp, Inc. (a)                                              5,322
                                                  100    Gentek Inc. (a)                                                2,685
                                                  178    Kaman Corp. Class A                                            3,240
                                                  190    Lancaster Colony Corp.                                         7,499
                                                  123    Raven Industries, Inc.                                         3,875
                                                   33    Sequa Corp. Class A (a)                                        2,690
                                                                                                                  -----------
                                                                                                                       26,738
-----------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                       200    ACCO Brands Corp. (a)                                          4,380
Equipment - 0.2%                                  400    Herman Miller, Inc.                                           10,308
                                                  110    Kimball International, Inc. Class B                            2,168
                                                  200    Knoll, Inc.                                                    3,672
                                                  230    Presstek, Inc. (a)                                             2,141
                                                                                                                  -----------
                                                                                                                       22,669
-----------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%                          174    Atwood Oceanics, Inc. (a)                                      8,630
                                                  100    Bois d'Arc Energy, Inc. (a)                                    1,647
                                                  100    Hercules Offshore, Inc. (a)                                    3,500
                                                                                                                  -----------
                                                                                                                       13,777
-----------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 1.9%                       100    ATP Oil & Gas Corp. (a)                                        4,193
                                                  100    Arena Resources, Inc. (a)                                      3,429
                                                  100    Atlas America, Inc. (a)                                        4,481
                                                  400    Aurora Oil & Gas Corp. (a)                                     1,600
                                                  260    Berry Petroleum Co. Class A                                    8,619
                                                  190    Bill Barrett Corp. (a)                                         5,626
                                                  308    Brigham Exploration Co. (a)                                    2,436
                                                   30    Bronco Drilling Co., Inc. (a)                                    627
                                                   57    Callon Petroleum Co. (a)                                       1,102
                                                  100    Carrizo Oil & Gas, Inc. (a)                                    3,131
                                                  249    Comstock Resources, Inc. (a)                                   7,435
                                                  200    EXCO Resources, Inc. (a)                                       2,280
                                                  112    Edge Petroleum Corp. (a)                                       2,238
                                                  258    Encore Acquisition Co. (a)                                     6,922
                                                  282    Energy Partners Ltd. (a)                                       5,344
                                                  200    The Exploration Co. of Delaware, Inc. (a)                      2,132
                                                  400    Gasco Energy, Inc. (a)                                         1,780
                                                  200    GeoGlobal Resources, Inc. (a)                                    978
                                                  100    Goodrich Petroleum Corp. (a)                                   2,839
                                                1,139    Grey Wolf, Inc. (a)                                            8,770
                                                  212    Harvest Natural Resources, Inc. (a)                            2,870
                                                  192    Houston Exploration Co. (a)                                   11,748
                                                  400    Mariner Energy, Inc. (a)                                       7,348
                                                  137    McMoRan Exploration Co. (a)                                    2,411
                                                  559    Meridian Resource Corp. (a)                                    1,957
                                                  200    Parallel Petroleum Corp. (a)                                   4,942
                                                  328    PetroHawk Energy Corp. (a)                                     4,133
                                                  117    Petroleum Development Corp. (a)                                4,411
                                                  200    Petroquest Energy, Inc. (a)                                    2,456
                                                  300    Pioneer Drilling Co. (a)                                       4,632
                                                  200    Quest Resource Corp. (a)                                       2,710
                                                  125    Remington Oil & Gas Corp. (a)                                  5,496
                                                  113    Resource America, Inc. Class A                                 2,153
                                                  300    Rosetta Resources, Inc. (a)                                    4,986
                                                  163    Stone Energy Corp. (a)                                         7,588

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  200    Swift Energy Co. (a)                                     $     8,586
                                                  100    Toreador Resources Corp. (a)                                   2,813
                                                  400    Transmeridian Exploration, Inc. (a)                            2,280
                                                  300    Warren Resources, Inc. (a)                                     4,308
                                                  100    Western Refining, Inc.                                         2,158
                                                  234    Whiting Petroleum Corp. (a)                                    9,798
                                                                                                                  -----------
                                                                                                                      175,746
-----------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%                   300    Delta Petroleum Corp. (a)                                      5,115
                                                   84    Giant Industries, Inc. (a)                                     5,590
                                                  100    GMX Resources Inc. (a)                                         3,092
                                                  297    KCS Energy, Inc. (a)                                           8,821
                                                                                                                  -----------
                                                                                                                       22,618
-----------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International - 0.0%              400    Vaalco Energy, Inc. (a)                                        3,904
-----------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.1%                          298    Ferro Corp.                                                    4,756
                                                  205    H.B. Fuller Co.                                                8,932
                                                                                                                  -----------
                                                                                                                       13,688
-----------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                      159    Albany International Corp. Class A                             6,740
                                                  300    Bowater, Inc.                                                  6,825
                                                  156    Buckeye Technologies, Inc. (a)                                 1,192
                                                  215    Caraustar Industries, Inc. (a)                                 1,935
                                                  119    Chesapeake Corp.                                               1,953
                                                  200    Mercer International, Inc.-Sbi (a)                             1,736
                                                  100    Neenah Paper, Inc.                                             3,045
                                                  222    P.H. Glatfelter Co.                                            3,523
                                                  161    Rock-Tenn Co. Class A                                          2,568
                                                  274    Wausau Paper Corp.                                             3,411
                                                                                                                  -----------
                                                                                                                       32,928
-----------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                   100    The Lamson & Sessions Co. (a)                                  2,836
                                                  100    PW Eagle, Inc.                                                 3,024
                                                  148    Spartech Corp.                                                 3,345
                                                                                                                  -----------
                                                                                                                        9,205
-----------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental                 100    American Ecology Corp.                                         2,650
Services - 0.1%                                   100    Basin Water, Inc. (a)                                          1,002
                                                  356    Darling International, Inc. (a)                                1,613
                                                  233    Headwaters, Inc. (a)                                           5,955
                                                  100    TEAM, Inc. (a)                                                 2,505
                                                                                                                  -----------
                                                                                                                       13,725
-----------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%               179    Regal-Beloit Corp.                                             7,903
-----------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.1%                257    Bowne & Co., Inc.                                              3,675
                                                  400    Cenveo, Inc. (a)                                               7,180
                                                  100    Schawk, Inc.                                                   1,750
                                                                                                                  -----------
                                                                                                                       12,605
-----------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.2%             82    ADE Corp. (a)                                                  2,664
                                                  189    ATMI, Inc. (a)                                                 4,653
                                                  594    Axcelis Technologies, Inc. (a)                                 3,505
                                                  530    Brooks Automation, Inc. (a)                                    6,254
                                                  280    Cognex Corp.                                                   7,288
                                                  572    Credence Systems Corp. (a)                                     2,002
                                                  238    Cymer, Inc. (a)                                               11,057
                                                  132    Dionex Corp. (a)                                               7,215
                                                  170    Electro Scientific Industries, Inc. (a)                        3,058
                                                  200    Emcore Corp. (a)                                               1,920
                                                  792    Entegris, Inc. (a)                                             7,548
                                                  177    Esterline Technologies Corp. (a)                               7,361

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  139    FEI Co. (a)                                              $     3,153
                                                  100    Intevac, Inc. (a)                                              2,168
                                                  374    Kulicke & Soffa Industries, Inc. (a)                           2,771
                                                  444    LTX Corp. (a)                                                  3,112
                                                  146    MTS Systems Corp.                                              5,768
                                                  290    Mattson Technology, Inc. (a)                                   2,833
                                                  123    Photon Dynamics, Inc. (a)                                      1,540
                                                  189    Photronics, Inc. (a)                                           2,797
                                                  106    Rofin-Sinar Technologies, Inc. (a)                             6,092
                                                  160    Rudolph Technologies, Inc. (a)                                 2,320
                                                  158    Ultratech, Inc. (a)                                            2,487
                                                  343    Varian Semiconductor Equipment Associates, Inc. (a)           11,185
                                                                                                                  -----------
                                                                                                                      110,751
-----------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.4%                  153    Banta Corp.                                                    7,088
                                                   64    Consolidated Graphics, Inc. (a)                                3,332
                                                   49    Courier Corp.                                                  1,961
                                                  186    Martha Stewart Living Omnimedia, Inc. Class A (a)              3,108
                                                  200    Playboy Enterprises, Inc. Class B (a)                          1,996
                                                1,096    Primedia, Inc. (a)                                             2,006
                                                  100    Private Media Group, Inc. (a)                                    470
                                                  619    The Reader's Digest Association, Inc. Class A                  8,641
                                                  213    Scholastic Corp. (a)                                           5,532
                                                                                                                  -----------
                                                                                                                       34,134
-----------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.3%                     500    Belo Corp. Class A                                             7,800
                                                  510    Hollinger International, Inc. Class A                          4,095
                                                  206    Journal Communications, Inc. Class A                           2,315
                                                  252    Journal Register Co.                                           2,258
                                                  200    Lee Enterprises, Inc.                                          5,390
                                                  100    Media General, Inc. Class A                                    4,189
                                                                                                                  -----------
                                                                                                                       26,047
-----------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.5%                    300    CKX, Inc. (a)                                                  4,071
                                                  200    Citadel Broadcasting Corp.                                     1,780
                                                  200    Cox Radio, Inc. Class A (a)                                    2,884
                                                  352    Cumulus Media, Inc. Class A (a)                                3,756
                                                  249    Emmis Communications Corp. Class A (a)                         3,894
                                                  200    Entercom Communications Corp.                                  5,232
                                                   53    Fisher Communications, Inc. (a)                                2,233
                                                  269    Gray Television, Inc.                                          1,558
                                                  201    Lin TV Corp. Class A (a)                                       1,518
                                                  500    Radio One, Inc. Class D (a)                                    3,700
                                                   81    Salem Communications Corp. Class A (a)                         1,054
                                                  334    Sinclair Broadcast Group, Inc. Class A                         2,859
                                                  284    Spanish Broadcasting System, Inc. Class A (a)                  1,451
                                                  400    Westwood One, Inc.                                             3,000
                                                  128    World Wrestling Entertainment, Inc.                            2,162
                                                  100    WorldSpace, Inc. Class A (a)                                     358
                                                                                                                  -----------
                                                                                                                       41,510
-----------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                         100    Freightcar America, Inc.                                       5,551
                                                   51    Greenbrier Cos., Inc.                                          1,670
                                                  285    Westinghouse Air Brake Technologies Corp.                     10,659
                                                                                                                  -----------
                                                                                                                       17,880
-----------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
Railroads - 0.3%                                  231    Florida East Coast Industries, Inc.                      $    12,088
                                                  248    Genesee & Wyoming, Inc. Class A (a)                            8,797
                                                  213    RailAmerica, Inc. (a)                                          2,228
                                                                                                                  -----------
                                                                                                                       23,113
-----------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%                                197    Affordable Residential Communities                             2,118
                                                   20    Avatar Holdings, Inc. (a)                                      1,139
                                                  123    Bluegreen Corp. (a)                                            1,410
                                                   26    Consolidated-Tomoka Land Co.                                   1,434
                                                  100    Newkirk Realty Trust, Inc.                                     1,736
                                                   38    Tejon Ranch Co. (a)                                            1,564
                                                  192    Trammell Crow Co. (a)                                          6,753
                                                                                                                  -----------
                                                                                                                       16,154
-----------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                     288    Aames Investment Corp.                                         1,437
(REITs) - 5.8%                                    144    Acadia Realty Trust                                            3,406
                                                  100    Agree Realty Corp.                                             3,397
                                                   10    Alexander's, Inc. (a)                                          2,718
                                                  135    Alexandria Real Estate Equities, Inc.                         11,972
                                                  175    American Campus Communities, Inc.                              4,349
                                                  700    American Financial Realty Trust                                6,776
                                                  265    American Home Mortgage Investment Corp.                        9,768
                                                  312    Anthracite Capital, Inc.                                       3,794
                                                  249    Anworth Mortgage Asset Corp.                                   2,067
                                                  129    Arbor Realty Trust, Inc.                                       3,231
                                                  287    Ashford Hospitality Trust, Inc.                                3,622
                                                  298    BioMed Realty Trust, Inc.                                      8,922
                                                  310    Capital Lease Funding, Inc.                                    3,537
                                                   61    Capital Trust, Inc.                                            2,173
                                                  143    Cedar Shopping Centers, Inc.                                   2,105
                                                   56    CentraCore Properties Trust                                    1,386
                                                  226    Corporate Office Properties Trust                              9,510
                                                  254    Cousins Properties, Inc.                                       7,856
                                                  400    Crescent Real Estate EQT Co.                                   7,424
                                                  270    Deerfield Triarc Capital Corp.                                 3,505
                                                  300    DiamondRock Hospitality Co.                                    4,443
                                                   96    Digital Realty Trust, Inc.                                     2,370
                                                  126    Eastgroup Properties Inc.                                      5,882
                                                  230    Education Realty Trust, Inc.                                   3,830
                                                  179    Entertainment Properties Trust                                 7,706
                                                  377    Equity Inns, Inc.                                              6,243
                                                  109    Equity Lifestyle Properties, Inc.                              4,777
                                                  204    Equity One, Inc.                                               4,264
                                                  311    Extra Space Storage, Inc.                                      5,051
                                                  359    FelCor Lodging Trust, Inc.                                     7,805
                                                  330    Fieldstone Investment Corp.                                    3,023
                                                  284    First Industrial Realty Trust, Inc.                           10,775
                                                  100    First Potomac Realty Trust                                     2,979
                                                  300    Franklin Street Properties Corp.                               5,904
                                                  800    Friedman Billings Ramsey Group, Inc. Class A                   8,776
                                                  195    GMH Communities Trust                                          2,570
                                                   99    Getty Realty Corp.                                             2,816
                                                  207    Glenborough Realty Trust, Inc.                                 4,459
                                                  217    Glimcher Realty Trust                                          5,384
                                                   39    Gramercy Capital Corp.                                         1,010
                                                  300    Healthcare Realty Trust, Inc.                                  9,555

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  164    Heritage Property Investment Trust                       $     5,727
                                                  300    Hersha Hospitality Trust                                       2,787
                                                  285    Highland Hospitality Corp.                                     4,013
                                                  372    Highwoods Properties, Inc.                                    13,459
                                                  228    Home Properties, Inc.                                         12,656
                                                  279    HomeBanc Corp.                                                 2,215
                                                  470    IMPAC Mortgage Holdings, Inc.                                  5,255
                                                  400    Inland Real Estate Corp.                                       5,952
                                                  284    Innkeepers USA Trust                                           4,908
                                                  244    Investors Real Estate Trust                                    2,203
                                                   80    JER Investors Trust, Inc.                                      1,244
                                                  400    KKR Financial Corp.                                            8,324
                                                  219    Kite Realty Group Trust                                        3,414
                                                  173    LTC Properties, Inc.                                           3,867
                                                  268    LaSalle Hotel Properties                                      12,408
                                                  296    Lexington Corporate Properties Trust                           6,394
                                                  310    Longview Fibre Co.                                             5,918
                                                  282    Luminent Mortgage Capital, Inc.                                2,611
                                                  477    MFA Mortgage Investments, Inc.                                 3,282
                                                  242    Maguire Properties, Inc.                                       8,511
                                                  290    Medical Properties Trust, Inc.                                 3,202
                                                  130    Mid-America Apartment Communities, Inc.                        7,248
                                                  300    The Mills Corp.                                                8,025
                                                  125    MortgageIT Holdings, Inc.                                      1,508
                                                  134    National Health Investors, Inc.                                3,603
                                                  317    National Retail Properties, Inc.                               6,324
                                                  460    Nationwide Health Properties, Inc.                            10,355
                                                  221    Newcastle Investment Corp.                                     5,596
                                                  300    NorthStar Realty Finance Corp.                                 3,603
                                                  188    Novastar Financial, Inc.                                       5,943
                                                  374    Omega Healthcare Investors, Inc.                               4,944
                                                   93    PS Business Parks, Inc.                                        5,487
                                                   82    Parkway Properties, Inc.                                       3,731
                                                  196    Pennsylvania Real Estate Investment Trust                      7,913
                                                  277    Post Properties, Inc.                                         12,559
                                                  244    Potlatch Corp.                                                 9,211
                                                  186    RAIT Investment Trust                                          5,431
                                                   79    Ramco-Gershenson Properties Trust                              2,127
                                                  500    Realty Income Corp.                                           10,950
                                                  124    Redwood Trust, Inc.                                            6,055
                                                  200    Republic Property Trust                                        1,976
                                                   61    Saul Centers, Inc.                                             2,488
                                                  348    Saxon Capital Inc.                                             3,981
                                                  380    Senior Housing Properties Trust                                6,806
                                                  100    Sizeler Property Investors, Inc.                               1,606
                                                   93    Sovran Self Storage, Inc.                                      4,723
                                                  440    Spirit Finance Corp.                                           4,954
                                                  404    Strategic Hotel Capital, Inc.                                  8,379
                                                   94    Sun Communities, Inc.                                          3,058
                                                  369    Sunstone Hotel Investors, Inc.                                10,723
                                                  198    Tanger Factory Outlet Centers, Inc.                            6,409
                                                  103    Tarragon Corp.                                                 1,427
                                                  382    Trustreet Properties, Inc.                                     5,039
                                                  308    U-Store-It Trust                                               5,809

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                   62    Universal Health Realty Income Trust                     $     1,944
                                                  110    Urstadt Biddle Properties, Inc. Class A                        1,792
                                                  261    Washington Real Estate Investment Trust                        9,579
                                                  200    Windrose Medical Properties Trust                              2,920
                                                  112    Winston Hotels, Inc.                                           1,372
                                                  100    Winthrop Realty Trust, Inc.                                      594
                                                                                                                  -----------
                                                                                                                      537,119
-----------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.2%               98    Arctic Cat, Inc.                                               1,912
                                                  429    Fleetwood Enterprises, Inc. (a)                                3,235
                                                   63    Marine Products Corp.                                            613
                                                  191    Monaco Coach Corp.                                             2,426
                                                  200    Polaris Industries, Inc.                                       8,660
                                                  181    Winnebago Industries, Inc.                                     5,618
                                                                                                                  -----------
                                                                                                                       22,464
-----------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                         90    Electro Rent Corp. (a)                                         1,442
Commercial - 0.1%                                 100    H&E Equipment Services, Inc. (a)                               2,945
                                                   59    Marlin Business Services, Inc. (a)                             1,331
                                                  106    McGrath RentCorp                                               2,948
                                                  200    Williams Scotsman International, Inc. (a)                      4,368
                                                                                                                  -----------
                                                                                                                       13,034
-----------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                        231    Aaron Rents, Inc.                                              6,209
Consumer - 0.4%                                    54    Amerco, Inc. (a)                                               5,436
                                                  171    Dollar Thrifty Automotive Group (a)                            7,707
                                                  400    Rent-A-Center, Inc. (a)                                        9,944
                                                   46    WESCO International, Inc. (a)                                  3,071
                                                                                                                  -----------
                                                                                                                       32,367
-----------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.6%                                200    AFC Enterprises Inc. (a)                                       2,550
                                                  400    Applebees International, Inc.                                  7,688
                                                  100    BJ's Restaurants, Inc. (a)                                     2,234
                                                  251    Bob Evans Farms, Inc.                                          7,533
                                                   52    Buffalo Wild Wings, Inc. (a)                                   1,992
                                                  200    CBRL Group, Inc.                                               6,784
                                                  234    CEC Entertainment, Inc. (a)                                    7,516
                                                  320    CKE Restaurants, Inc.                                          5,315
                                                  148    California Pizza Kitchen, Inc. (a)                             4,067
                                                  100    Chipotle Mexican Grill, Inc. Class A (a)                       6,095
                                                  200    Cosi, Inc. (a)                                                 1,246
                                                  800    Denny's Corp. (a)                                              2,944
                                                  232    Domino's Pizza, Inc.                                           5,740
                                                  122    IHOP Corp.                                                     5,866
                                                  254    Jack in the Box, Inc. (a)                                      9,957
                                                  384    Krispy Kreme Doughnuts, Inc. (a)(f)                            3,126
                                                  159    Landry's Restaurants, Inc.                                     5,160
                                                  122    Lone Star Steakhouse & Saloon, Inc.                            3,200
                                                  100    Luby's, Inc. (a)                                               1,043
                                                  165    O'Charleys, Inc. (a)                                           2,805
                                                  178    PF Chang's China Bistro, Inc. (a)                              6,768
                                                  174    Papa John's International, Inc. (a)                            5,777
                                                  209    Rare Hospitality International, Inc. (a)                       6,011
                                                   86    Red Robin Gourmet Burgers, Inc. (a)                            3,660
                                                  400    Ruby Tuesday, Inc.                                             9,764
                                                   90    Ruth's Chris Steak House, Inc. (a)                             1,838
                                                  246    Ryan's Restaurant Group, Inc. (a)                              2,930
                                                  500    Sonic Corp. (a)                                               10,395

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  136    The Steak n Shake Co. (a)                                $     2,059
                                                  306    Texas Roadhouse, Inc. Class A (a)                              4,137
                                                  296    Triarc Cos.                                                    4,626
                                                                                                                  -----------
                                                                                                                      150,826
-----------------------------------------------------------------------------------------------------------------------------
Retail - 3.4%                                      34    1-800 Contacts, Inc. (a)                                         510
                                                  186    1-800-FLOWERS.COM, Inc. Class A (a)                            1,073
                                                  304    99 Cents Only Stores (a)                                       3,180
                                                  103    AC Moore Arts & Crafts, Inc. (a)                               1,680
                                                  356    Aeropostale, Inc. (a)                                         10,285
                                                   73    America's Car Mart, Inc. (a)                                   1,483
                                                  100    Bebe Stores, Inc.                                              1,542
                                                  121    Big 5 Sporting Goods Corp.                                     2,359
                                                  700    Big Lots, Inc. (a)                                            11,956
                                                   12    Blair Corp.                                                      357
                                                1,100    Blockbuster, Inc. Class A                                      5,478
                                                  134    Blue Nile, Inc. (a)                                            4,309
                                                   59    The Bon-Ton Stores, Inc.                                       1,291
                                                  100    Books-A-Million, Inc.                                          1,668
                                                  300    Borders Group, Inc.                                            5,538
                                                  159    Brown Shoe Co., Inc.                                           5,419
                                                   33    The Buckle, Inc.                                               1,382
                                                   67    Build-A-Bear Workshop, Inc. (a)                                1,441
                                                  287    CSK Auto Corp. (a)                                             3,435
                                                  200    Cabela's, Inc. Class A (a)                                     3,852
                                                   80    Cache, Inc. (a)                                                1,387
                                                  135    Casual Male Retail Group, Inc. (a)                             1,357
                                                  219    The Cato Corp. Class A                                         5,661
                                                  122    Central Garden and Pet Co. (a)                                 5,252
                                                  103    Charlotte Russe Holding, Inc. (a)                              2,466
                                                  715    Charming Shoppes, Inc. (a)                                     8,037
                                                  121    The Children's Place Retail Stores, Inc. (a)                   7,266
                                                  231    Christopher & Banks Corp.                                      6,699
                                                  156    Cost Plus, Inc. (a)                                            2,287
                                                  326    Dress Barn, Inc. (a)                                           8,264
                                                  139    dELiA*s, Inc. (a)                                              1,123
                                                  416    drugstore.com, Inc. (a)                                        1,206
                                                  100    Ezcorp, Inc. (a)                                               3,769
                                                  100    FTD Group, Inc. (a)                                            1,350
                                                  275    Fred's, Inc.                                                   3,671
                                                  213    GSI Commerce, Inc. (a)                                         2,882
                                                  100    Gaiam, Inc. (a)                                                1,402
                                                  131    Genesco, Inc. (a)                                              4,437
                                                  142    Global Imaging Systems, Inc. (a)                               5,862
                                                  113    Group 1 Automotive, Inc.                                       6,366
                                                  170    Guitar Center, Inc. (a)                                        7,560
                                                  228    Gymboree Corp. (a)                                             7,925
                                                  316    HOT Topic, Inc. (a)                                            3,637
                                                  252    Hibbett Sporting Goods, Inc. (a)                               6,023
                                                  340    Insight Enterprises, Inc. (a)                                  6,477
                                                  109    Jo-Ann Stores, Inc. (a)                                        1,597
                                                   97    Jos. A. Bank Clothiers, Inc. (a)                               2,324
                                                   23    Lawson Products, Inc.                                            907
                                                   76    Lithia Motors, Inc. Class A                                    2,304
                                                   65    MarineMax, Inc. (a)                                            1,705

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  300    Men's Wearhouse, Inc.                                    $     9,090
                                                   42    New York & Co. (a)                                               410
                                                   82    Overstock.com, Inc. (a)                                        1,743
                                                  362    PEP Boys-Manny, Moe & Jack                                     4,246
                                                  400    Pacific Sunwear of California, Inc. (a)                        7,172
                                                  187    The Pantry, Inc. (a)                                          10,760
                                                  422    Payless Shoesource, Inc. (a)                                  11,466
                                                  300    Petco Animal Supplies, Inc. (a)                                6,129
                                                  100    PetMed Express, Inc. (a)                                       1,097
                                                  500    Pier 1 Imports, Inc.                                           3,490
                                                  144    Priceline.com, Inc. (a)                                        4,300
                                                  221    Restoration Hardware, Inc. (a)                                 1,587
                                                  100    Retail Ventures, Inc. (a)                                      1,782
                                                  200    Rush Enterprises Inc. Class A (a)                              3,634
                                                   31    Russ Berrie & Co., Inc. (a)                                      380
                                                  137    School Specialty, Inc. (a)                                     4,363
                                                  165    Sonic Automotive, Inc.                                         3,660
                                                  202    Stage Stores, Inc.                                             6,666
                                                  130    Stamps.com, Inc. (a)                                           3,617
                                                  183    Stein Mart, Inc.                                               2,708
                                                  100    Talbots, Inc.                                                  1,845
                                                  212    Too, Inc. (a)                                                  8,139
                                                  185    Tuesday Morning Corp.                                          2,433
                                                  274    United Natural Foods, Inc. (a)                                 9,047
                                                  141    ValueVision Media, Inc. Class A (a)                            1,555
                                                   30    Volcom Inc. (a)                                                  960
                                                  400    The Wet Seal, Inc. Class A (a)                                 1,952
                                                  100    Wilsons The Leather Experts Inc. (a)                             411
                                                  334    Zale Corp. (a)                                                 8,046
                                                  100    Zumiez, Inc. (a)                                               3,757
                                                                                                                  -----------
                                                                                                                      315,886
-----------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.8%                             113    Anchor Bancorp Wisconsin, Inc.                                 3,409
                                                  200    BFC Financial Corp. (a)                                        1,330
                                                  361    Bank Mutual Corp.                                              4,411
                                                  306    BankAtlantic Bancorp, Inc. Class A                             4,541
                                                  191    BankUnited Financial Corp. Class A                             5,829
                                                   48    Berkshire Hills Bancorp, Inc.                                  1,703
                                                  320    Brookline Bancorp, Inc.                                        4,406
                                                   70    Coastal Financial Corp.                                          904
                                                  260    Commercial Capital Bancorp, Inc.                               4,095
                                                  232    Dime Community Bancshares, Inc.                                3,148
                                                  100    Downey Financial Corp.                                         6,785
                                                  157    Fidelity Bankshares, Inc.                                      4,996
                                                   98    First Financial Holdings, Inc.                                 3,136
                                                  125    First Indiana Corp.                                            3,254
                                                  663    First Niagara Financial Group, Inc.                            9,295
                                                   68    First Place Financial Corp.                                    1,565
                                                  142    First Republic Bank                                            6,504
                                                  103    FirstFed Financial Corp. (a)                                   5,940
                                                  232    Flagstar Bancorp, Inc.                                         3,703
                                                   96    Flushing Financial Corp.                                       1,724
                                                   54    Great Southern Bancorp, Inc.                                   1,649
                                                  123    Harbor Florida Bancshares, Inc.                                4,568
                                                   45    Horizon Financial Corp.                                        1,234

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                   61    IBERIABANK Corp.                                         $     3,510
                                                   41    ITLA Capital Corp.                                             2,156
                                                  131    KNBT Bancorp, Inc.                                             2,164
                                                  150    Kearny Financial Corp.                                         2,220
                                                  195    MAF Bancorp, Inc.                                              8,354
                                                  350    Netbank, Inc.                                                  2,321
                                                  700    NewAlliance Bancshares, Inc.                                  10,017
                                                  105    Northwest Bancorp, Inc.                                        2,783
                                                   42    OceanFirst Financial Corp.                                       933
                                                  206    Ocwen Financial Corp. (a)                                      2,618
                                                  138    PFF Bancorp, Inc.                                              4,576
                                                  244    Partners Trust Financial Group, Inc.                           2,784
                                                  100    Pennfed Financial Services, Inc.                               1,865
                                                  423    Provident Financial Services, Inc.                             7,593
                                                  241    Provident New York Bancorp                                     3,186
                                                  100    Rockville Financial, Inc. (a)                                  1,472
                                                  243    Sterling Financial Corp.                                       7,414
                                                  101    TierOne Corp.                                                  3,411
                                                  135    United Community Financial Corp.                               1,620
                                                  700    W Holding Co., Inc.                                            4,655
                                                  100    Willow Grove Bancorp, Inc.                                     1,591
                                                                                                                  -----------
                                                                                                                      165,372
-----------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%           260    Newport Corp. (a)                                              4,191
                                                  242    Varian, Inc. (a)                                              10,045
                                                                                                                  -----------
                                                                                                                       14,236
-----------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.5%            270    CharterMac                                                     5,052
                                                  100    GFI Group, Inc. (a)                                            5,395
                                                  110    Gladstone Investment Corp.                                     1,650
                                                  700    Knight Capital Group, Inc. Class A (a)                        10,661
                                                  311    LaBranche & Co., Inc. (a)                                      3,766
                                                  156    MarketAxess Holdings, Inc. (a)                                 1,718
                                                  196    NCO Group, Inc. (a)                                            5,182
                                                  140    optionsXpress Holdings, Inc.                                   3,263
                                                  100    Penson Worldwide, Inc. (a)                                     1,721
                                                   78    SWS Group, Inc.                                                1,881
                                                  100    Thomas Weisel Partners Group, Inc. (a)                         1,901
                                                                                                                  -----------
                                                                                                                       42,190
-----------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.0%                       223    ABM Industries, Inc.                                           3,813
                                                  155    AMN Healthcare Services, Inc. (a)                              3,146
                                                  120    Administaff, Inc.                                              4,297
                                                  130    The Advisory Board Co. (a)                                     6,252
                                                   84    Ambassadors Group, Inc.                                        2,426
                                                  410    CBIZ, Inc. (a)                                                 3,038
                                                   64    CDI Corp.                                                      1,856
                                                   76    CRA International, Inc. (a)                                    3,431
                                                  153    Casella Waste Systems, Inc. (a)                                2,003
                                                  174    Chemed Corp.                                                   9,488
                                                   85    Clark, Inc.                                                    1,122
                                                  200    Cogent, Inc. (a)                                               3,014
                                                  200    Coinmach Service Corp. Class A                                 2,050
                                                  177    Coinstar, Inc. (a)                                             4,237
                                                  114    CoStar Group, Inc. (a)                                         6,821
                                                  229    Cross Country Healthcare, Inc. (a)                             4,166
                                                  173    DiamondCluster International, Inc. Class A (a)                 1,370

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  100    DynCorp. International, Inc. (a)                         $     1,038
                                                   48    Exponent, Inc. (a)                                               811
                                                  259    FTI Consulting, Inc. (a)                                       6,933
                                                   39    First Advantage Corp. Class A (a)                                907
                                                  100    First Consulting Group, Inc. (a)                                 884
                                                   77    Forrester Research, Inc. (a)                                   2,154
                                                  127    G&K Services, Inc. Class A                                     4,356
                                                   71    The Geo Group, Inc. (a)                                        2,489
                                                  170    Gevity HR, Inc.                                                4,514
                                                  289    Harris Interactive, Inc. (a)                                   1,647
                                                  122    Heidrick & Struggles International, Inc. (a)                   4,128
                                                  300    Home Solutions of America, Inc. (a)                            1,851
                                                  156    Hudson Highland Group, Inc. (a)                                1,683
                                                  600    IKON Office Solutions, Inc.                                    7,560
                                                  166    Jackson Hewitt Tax Service, Inc.                               5,204
                                                  132    Kelly Services, Inc. Class A                                   3,586
                                                  100    Kenexa Corp. (a)                                               3,185
                                                  243    Kforce, Inc. (a)                                               3,764
                                                  100    The Knot, Inc. (a)                                             2,093
                                                  224    Korn/Ferry International (a)                                   4,388
                                                  294    Labor Ready, Inc. (a)                                          6,659
                                                  200    Lightbridge, Inc. (a)                                          2,590
                                                  100    Liquidity Services, Inc. (a)                                   1,557
                                                  137    MAXIMUS, Inc.                                                  3,172
                                                  623    MPS Group, Inc. (a)                                            9,382
                                                   84    Midas, Inc. (a)                                                1,546
                                                   44    Monro Muffler, Inc.                                            1,433
                                                  289    Navigant Consulting, Inc. (a)                                  6,546
                                                  100    Navigant International, Inc. (a)                               1,603
                                                  300    Net 1 UEPS Technologies, Inc. (a)                              8,205
                                                   61    Netratings, Inc. (a)                                             847
                                                  100    On Assignment, Inc. (a)                                          919
                                                  300    PHH Corp. (a)                                                  8,262
                                                  100    People Support, Inc. (a)                                       1,346
                                                  100    Perficient, Inc. (a)                                           1,236
                                                  100    Pre-Paid Legal Services, Inc.                                  3,450
                                                  100    The Providence Service Corp. (a)                               2,723
                                                  300    Regis Corp.                                                   10,683
                                                  320    Resources Connection, Inc. (a)                                 8,006
                                                  166    Rollins, Inc.                                                  3,260
                                                  200    Sirva, Inc. (a)                                                1,294
                                                  300    Sitel Corp. (a)                                                1,176
                                                  257    Source Interlink Cos., Inc. (a)                                3,058
                                                  355    Spherion Corp. (a)                                             3,238
                                                   87    Startek, Inc.                                                  1,301
                                                  600    Synagro Technologies, Inc.                                     2,358
                                                  213    TeleTech Holdings, Inc. (a)                                    2,697
                                                  390    Tetra Tech, Inc. (a)                                           6,919
                                                   14    Travelzoo, Inc. (a)                                              425
                                                   76    Unifirst Corp.                                                 2,622
                                                   37    Vertrue, Inc. (a)                                              1,592
                                                  100    Viad Corp.                                                     3,130
                                                   39    Volt Information Sciences, Inc. (a)                            1,817
                                                  331    Waste Connections, Inc. (a)                                   12,048

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  133    Waste Services, Inc. (a)                                 $     1,199
                                                  255    Watson Wyatt Worldwide, Inc.                                   8,961
                                                  384    Wireless Facilities, Inc. (a)                                  1,056
                                                  196    World Fuel Services Corp.                                      8,955
                                                                                                                  -----------
                                                                                                                      272,976
-----------------------------------------------------------------------------------------------------------------------------
Shipping - 0.2%                                   200    American Commercial Lines, Inc. (a)                           12,050
                                                  117    Gulfmark Offshore, Inc. (a)                                    3,022
                                                  100    Horizon  Lines, Inc. Class A                                   1,602
                                                  100    Maritrans, Inc.                                                2,490
                                                                                                                  -----------
                                                                                                                       19,164
-----------------------------------------------------------------------------------------------------------------------------
Shoes - 0.5%                                       80    DSW, Inc. Class A (a)                                          2,914
                                                   67    Deckers Outdoor Corp. (a)                                      2,584
                                                  223    The Finish Line, Inc. Class A                                  2,638
                                                  200    Iconix Brand Group, Inc. (a)                                   3,268
                                                  185    K-Swiss, Inc. Class A                                          4,940
                                                   69    Kenneth Cole Productions, Inc. Class A                         1,541
                                                  100    Shoe Carnival, Inc. (a)                                        2,386
                                                  108    Skechers U.S.A., Inc. Class A (a)                              2,604
                                                  182    Steven Madden Ltd.                                             5,391
                                                  199    Stride Rite Corp.                                              2,625
                                                  300    Timberland Co. Class A (a)                                     7,830
                                                  317    Wolverine World Wide, Inc.                                     7,396
                                                                                                                  -----------
                                                                                                                       46,117
-----------------------------------------------------------------------------------------------------------------------------
Steel - 0.6%                                      700    AK Steel Holding Corp. (a)                                     9,681
                                                  148    Chaparral Steel Co. (a)                                       10,659
                                                  175    Gibraltar Industries, Inc.                                     5,075
                                                  211    Oregon Steel Mills, Inc. (a)                                  10,689
                                                  141    Schnitzer Steel Industries, Inc. Class A                       5,003
                                                   81    Steel Technologies, Inc.                                       1,575
                                                   45    Wheeling-Pittsburgh Corp. (a)                                    895
                                                  400    Worthington Industries, Inc.                                   8,380
                                                                                                                  -----------
                                                                                                                       51,957
-----------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                                      100    Imperial Sugar Co. New Shares                                  2,372
-----------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.8%               900    Andrew Corp. (a)                                               7,974
                                                  620    Arris Group, Inc. (a)                                          8,134
                                                  139    Audiovox Corp. Class A (a)                                     1,899
                                                  290    Belden CDT, Inc.                                               9,584
                                                  255    C-COR, Inc. (a)                                                1,969
                                                  100    CalAmp Corp. (a)                                                 889
                                                  355    Interdigital Communications Corp. (a)                         12,393
                                                  229    Mastec, Inc. (a)                                               3,025
                                                  300    Plantronics, Inc.                                              6,663
                                                  600    Polycom, Inc. (a)                                             13,152
                                                  629    Powerwave Technologies, Inc. (a)                               5,736
                                                  100    Radyne Comstream Inc (a)                                       1,138
                                                  334    Symmetricom, Inc. (a)                                          2,361
                                                                                                                  -----------
                                                                                                                       74,917
-----------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.0%                           172    DHB Industries, Inc. (a)                                         330
                                                  258    Interface, Inc. Class A (a)                                    2,954
                                                                                                                  -----------
                                                                                                                        3,284
-----------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.7%             278    Carter's, Inc. (a)                                             7,348
                                                   59    Cherokee, Inc.                                                 2,440
                                                  100    Columbia Sportswear Co. (a)                                    4,526
                                                   74    Guess?, Inc. (a)                                               3,090

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  112    Hartmarx Corp. (a)                                       $       672
                                                  194    Kellwood Co.                                                   5,678
                                                   90    Maidenform Brands, Inc. (a)                                    1,110
                                                   99    Oxford Industries, Inc.                                        3,902
                                                   54    Perry Ellis International, Inc. (a)                            1,367
                                                  338    Phillips-Van Heusen Corp.                                     12,898
                                                  700    Quiksilver, Inc. (a)                                           8,526
                                                  164    Russell Corp.                                                  2,978
                                                  100    True Religion Apparel, Inc. (a)                                1,770
                                                  100    Under Armour, Inc. Class A (a)                                 4,262
                                                  325    The Warnaco Group, Inc. (a)                                    6,071
                                                                                                                  -----------
                                                                                                                       66,638
-----------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                              64    Bandag, Inc.                                                   2,342
                                                  358    Cooper Tire & Rubber Co.                                       3,988
                                                  100    Titan International, Inc.                                      1,871
                                                                                                                  -----------
                                                                                                                        8,201
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                    532    Alliance One International, Inc.                               2,362
                                                   85    Schweitzer-Mauduit International, Inc.                         1,840
                                                  176    Universal Corp.                                                6,551
                                                  298    Vector Group Ltd.                                              4,843
                                                                                                                  -----------
                                                                                                                       15,596
-----------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                                       181    Jakks Pacific, Inc. (a)                                        3,636
                                                  201    Leapfrog Enterprises, Inc. (a)                                 2,030
                                                  200    Marvel Entertainment, Inc. (a)                                 4,000
                                                                                                                  -----------
                                                                                                                        9,666
-----------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%               100    Celadon Group, Inc. (a)                                        2,204
                                                  220    HUB Group, Inc. Class A (a)                                    5,397
                                                  206    Pacer International, Inc.                                      6,711
                                                  115    SCS Transportation, Inc. (a)                                   3,166
                                                   56    US Xpress Enterprises, Inc. Class A (a)                        1,513
                                                                                                                  -----------
                                                                                                                       18,991
-----------------------------------------------------------------------------------------------------------------------------
Truckers - 0.5%                                   156    Arkansas Best Corp.                                            7,833
                                                  196    Forward Air Corp.                                              7,983
                                                  370    Heartland Express, Inc.                                        6,619
                                                  333    Knight Transportation, Inc.                                    6,727
                                                   61    Marten Transport Ltd. (a)                                      1,326
                                                  184    Old Dominion Freight Line Inc. (a)                             6,917
                                                  100    USA Truck, Inc. (a)                                            1,782
                                                  338    Werner Enterprises, Inc.                                       6,851
                                                                                                                  -----------
                                                                                                                       46,038
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                384    Mediacom Communications Corp. Class A (a)                      2,392
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.3%                      200    Allete, Inc.                                                   9,470
                                                  292    Avista Corp.                                                   6,666
                                                  230    Black Hills Corp.                                              7,896
                                                   94    CH Energy Group, Inc.                                          4,512
                                                  338    Cleco Corp.                                                    7,858
                                                  529    Duquesne Light Holdings, Inc.                                  8,697
                                                  340    El Paso Electric Co. (a)                                       6,854
                                                  147    The Empire District Electric Co.                               3,021
                                                  292    IDACORP, Inc.                                                 10,013
                                                   90    ITC Holdings Corp.                                             2,392
                                                  118    MGE Energy, Inc.                                               3,676
                                                  200    NorthWestern Corp.                                             6,870
                                                  400    PNM Resources, Inc.                                            9,984

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                  211    Otter Tail Corp.                                         $     5,767
                                                   90    Pike Electric Corp. (a)                                        1,733
                                                  100    Portland General Electric Co.                                  2,497
                                                   92    UIL Holdings Corp.                                             5,179
                                                  246    Unisource Energy Corp.                                         7,663
                                                  500    Westar Energy, Inc.                                           10,525
                                                                                                                  -----------
                                                                                                                      121,273
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.8%                 97    Cascade Natural Gas Corp.                                      2,046
                                                   27    EnergySouth, Inc.                                                843
                                                  121    The Laclede Group, Inc.                                        4,158
                                                  193    New Jersey Resources Corp.                                     9,029
                                                  304    Nicor, Inc.                                                   12,616
                                                  166    Northwest Natural Gas Co.                                      6,147
                                                  259    Peoples Energy Corp.                                           9,301
                                                  400    Piedmont Natural Gas Co.                                       9,720
                                                  162    South Jersey Industries, Inc.                                  4,437
                                                  210    Southwest Gas Corp.                                            6,581
                                                  337    WGL Holdings, Inc.                                             9,756
                                                                                                                  -----------
                                                                                                                       74,634
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%                   295    Transmontaigne, Inc. (a)                                       3,307
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                 2,268    Aquila, Inc. (a)                                               9,548
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.1%              300    Alaska Communications Systems Group, Inc.                      3,795
                                                  190    CT Communications, Inc.                                        4,345
                                                  100    Centennial Communications Corp.                                  520
                                                1,501    Cincinnati Bell, Inc. (a)                                      6,154
                                                  152    Commonwealth Telephone Enterprises, Inc.                       5,040
                                                  100    Consolidated Communications Holdings, Inc.                     1,663
                                                  874    Dobson Communications Corp. Class A (a)                        6,773
                                                  100    Eschelon Telecom, Inc. (a)                                     1,547
                                                  170    FairPoint Communications, Inc.                                 2,448
                                                  300    First Avenue Networks, Inc. (a)                                3,264
                                                  345    General Communication Inc. Class A (a)                         4,250
                                                  180    Golden Telecom, Inc. (b)                                       4,563
                                                  300    IDT Corp. Class B (a)                                          4,137
                                                  144    Iowa Telecommunications Services, Inc.                         2,724
                                                  100    iPCS, Inc. (a)                                                 4,830
                                                  100    NTELOS Holdings Corp. (a)                                      1,445
                                                  351    Net IQ Corp                                                    4,279
                                                    1    NeuStar, Inc. Class A (a)                                         34
                                                   80    North Pittsburgh Systems, Inc.                                 2,205
                                                  453    Premiere Global Services, Inc. (a)                             3,420
                                                  239    Price Communications Corp. (a)                                 4,051
                                                  100    RCN Corp. (a)                                                  2,493
                                                   29    Shenandoah Telecom Co.                                         1,363
                                                   80    SureWest Communications                                        1,546
                                                  217    Talk America Holdings, Inc. (a)                                1,343
                                                  489    Time Warner Telecom, Inc. Class A (a)                          7,262
                                                  152    USA Mobility, Inc.                                             2,523
                                                  528    Ubiquitel, Inc. (a)                                            5,460
                                                  300    Valor Communications Group, Inc.                               3,435
                                                                                                                  -----------
                                                                                                                       96,912
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.1%                           129    American States Water Co.                                      4,599
                                                  126    California Water Service Group                                 4,503
                                                   34    Connecticut Water Service, Inc.                                  796

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of June 30, 2006

                                               Shares
Industry                                         Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------
                                                   58    SJW Corp.                                                $     1,476
                                                  172    Southwest Water Co.                                            2,059
                                                                                                                  -----------
                                                                                                                       13,433
-----------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.1%            239    Central European Distribution Corp. (a)                        6,013
-----------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.2%                                282    Brightpoint, Inc. (a)                                          3,815
                                                  250    LKQ Corp. (a)                                                  4,750
                                                  190    Prestige Brands Holdings, Inc. (a)                             1,894
                                                  234    United Stationers, Inc. (a)                                   11,541
                                                                                                                  -----------
                                                                                                                       22,000
-----------------------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         (Cost - $7,227,051) - 82.9%                                7,647,246
-----------------------------------------------------------------------------------------------------------------------------

                                           Beneficial
                                             Interest    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------
                                          $ 1,364,204    Merrill Lynch Liquidity Series, LLC
                                                         Cash Sweep Series I, 4.78% (c)(e)                          1,364,204
                                                9,500    Merrill Lynch Liquidity Series, LLC
                                                         Money Market Series, 5.22% (c)(d)(e)                           9,500
-----------------------------------------------------------------------------------------------------------------------------
                                                         Total Short-Term Securities
                                                         (Cost - $1,373,704) - 14.9%                                1,373,704
-----------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments (Cost - $8,600,755*) - 97.8%             9,020,950

                                                         Other Assets Less Liabilities - 2.2%                         199,237
                                                                                                                  -----------
                                                         Net Assets - 100.0%                                      $ 9,220,187
                                                                                                                  ===========

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 8,590,141
                                                                    ===========
      Gross unrealized appreciation                                 $ 1,055,290
      Gross unrealized depreciation                                    (624,481)
                                                                    -----------
      Net unrealized appreciation                                   $   430,809
                                                                    ===========

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net              Interest
      Affiliate                                     Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                        $ 414,411            $28,571
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                        $ (11,650)           $   440
      --------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Represents the current yield as of 6/30/2006.
(f)   Security, or a portion of security, is on loan.
o     Financial futures contracts purchased as of June 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                   Expiration           Face          Unrealized
      Contracts     Issue            Date              Value        Appreciation
      --------------------------------------------------------------------------
          19     Russell Mini    September 2006     $1,338,8$8            50,972
      --------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Australia - 5.2%    Airlines - 0.0%                               1,405     Qantas Airways Ltd.                          $     3,090
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                              1,249     Coca-Cola Amatil Ltd.                              6,579
                                                                  2,482     Foster's Group Ltd.                               10,087
                                                                    382     Lion Nathan Ltd.                                   2,214
                                                                                                                         -----------
                                                                                                                              18,880
                    ----------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.1%                            281     CSL Ltd.                                          11,221
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                          410     Macquarie Bank Ltd.                               21,018
                                                                     22     Perpetual Trustees Australia Ltd.                  1,196
                                                                                                                         -----------
                                                                                                                              22,214
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                                391     Orica Ltd.                                         6,940
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.4%                       2,596     Australia & New Zealand Banking Group Ltd.        51,284
                                                                  1,919     Commonwealth Bank of Australia                    63,316
                                                                  2,493     National Australia Bank Ltd.                      65,117
                                                                  2,842     Westpac Banking Corp.                             49,155
                                                                                                                         -----------
                                                                                                                             228,872
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%         1,748     Brambles Industries Ltd.                          14,285
                                                                    155     Downer EDI Ltd.                                      857
                                                                                                                         -----------
                                                                                                                              15,142
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               277     Leighton Holdings Ltd.                             3,571
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                   845     Boral Ltd.                                         5,110
                                                                    552     James Hardie Industries NV                         3,158
                                                                  1,310     Rinker Group Ltd.                                 15,952
                                                                                                                         -----------
                                                                                                                              24,220
                    ----------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                 1,409     Amcor Ltd.                                         6,993
                    ----------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                           1,163     Pacific Brands Ltd.                                1,858
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.2%           143     Australian Stock Exchange Ltd.                     3,461
                                                                    328     Babcock & Brown Ltd.                               5,285
                                                                    200     SFE Corp. Ltd.                                     2,452
                                                                    980     Suncorp-Metway Ltd.                               14,089
                                                                                                                         -----------
                                                                                                                              25,287
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 4,016     Telstra Corp. Ltd.                                10,980
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%              203     WorleyParsons Ltd.                                 3,031
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%               1,820     Coles Myer Ltd.                                   15,361
                                                                  1,799     Woolworths Ltd.                                   26,932
                                                                                                                         -----------
                                                                                                                              42,293
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                          1,687     Futuris Corp. Ltd.                                 2,632
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                            162     Alinta Ltd.                                        1,255
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         236     Ansell Ltd.                                        1,696
                    Supplies - 0.0%                                 115     Cochlear Ltd.                                      4,668
                                                                                                                         -----------
                                                                                                                               6,364
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                         990     DCA Group Ltd.                                     2,052
                    Services - 0.0%                               1,083     Mayne Group Ltd.                                   2,462
                                                                    223     Sonic Healthcare Ltd.                              2,353
                                                                                                                         -----------
                                                                                                                               6,867
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%            557     Aristocrat Leisure Ltd.                      $     5,330
                                                                    788     TABCORP Holdings Ltd.                              8,899
                                                                    173     UNiTAB Ltd.                                        1,897
                                                                                                                         -----------
                                                                                                                              16,126
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                              307     Computershare Ltd.                                 1,790
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%               2,246     CSR Ltd.                                           5,590
                                                                    470     Wesfarmers Ltd.                                   12,337
                                                                                                                         -----------
                                                                                                                              17,927
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.3%                              2,420     AMP Ltd.                                          16,415
                                                                    870     AXA Asia Pacific Holdings Ltd.                     4,053
                                                                  2,671     Insurance Australia Group Ltd.                    10,617
                                                                  1,324     QBE Insurance Group Ltd.                          20,165
                                                                                                                         -----------
                                                                                                                              51,250
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                  1,613     John Fairfax Holdings Ltd.                         4,494
                                                                    447     Macquarie Communications Infrastructure
                                                                            Group                                              1,963
                                                                    291     Publishing & Broadcasting Ltd.                     3,937
                                                                                                                         -----------
                                                                                                                              10,394
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.0%                        1,206     Alumina Ltd.                                       6,048
                                                                  5,001     BHP Billiton Ltd.                                107,749
                                                                    752     BlueScope Steel Ltd.                               4,442
                                                                    380     Iluka Resources Ltd.                               1,849
                                                                    494     Newcrest Mining Ltd.                               7,737
                                                                    882     OneSteel Ltd.                                      2,667
                                                                    466     Rio Tinto Ltd.                                    26,935
                                                                  1,075     Zinifex Ltd.                                       8,003
                                                                                                                         -----------
                                                                                                                             165,430
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.0%                          479     Australian Gas Light Co., Ltd.                     6,231
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.3%              105     Caltex Australia Ltd.                              1,841
                                                                    734     Origin Energy Ltd.                                 4,014
                                                                  1,255     Paladin Resources Ltd. (b)                         3,832
                                                                  1,027     Santos Ltd.                                        9,232
                                                                    756     Woodside Petroleum Ltd.                           24,713
                                                                                                                         -----------
                                                                                                                              43,632
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                  621     PaperlinX Ltd.                                     1,439
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                          725     Mayne Pharma Ltd. (b)                              1,400
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                 3,445     CFS Retail Property Trust                          4,761
                    (REITs) - 0.5%                                  738     Centro Properties Group                            3,668
                                                                  3,983     Commonwealth Property Office Fund                  4,113
                                                                  3,177     DB RREEF Trust                                     3,458
                                                                  1,111     ING Industrial Fund                                1,841
                                                                  3,227     Investa Property Group                             5,250
                                                                    300     Macquarie Office Trust                               307
                                                                  1,429     Macquire Goodman Group                             6,370
                                                                  1,839     Mirvac Group                                       5,943
                                                                    857     Multiplex Group                                    2,082
                                                                  1,509     Stockland                                          7,870
                                                                  2,381     Westfield Group                                   30,656
                                                                                                                         -----------
                                                                                                                              76,319
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                      3,130     General Property Trust                       $    10,092
                    Development - 0.1%                              394     Lend Lease Corp., Ltd.                             4,095
                                                                                                                         -----------
                                                                                                                              14,187
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                              618     Toll Holdings Ltd.                                 6,451
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                      292     Billabong International Ltd.                       3,330
                    Goods - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%          1,418     Macquarie Airports                                 3,234
                                                                  4,602     Macquarie Infrastructure Group                    11,488
                                                                    946     Transurban Group                                   4,885
                                                                                                                         -----------
                                                                                                                              19,607
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Australia                 877,223
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%      Building Products - 0.0%                        139     Wienerberger AG                                    6,603
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                         252     Erste Bank der Oesterreichischen
                                                                            Sparkassen AG                                     14,178
                                                                     85     Raiffeisen International Bank Holding AG           7,380
                                                                                                                         -----------
                                                                                                                              21,558
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                    83     RHI AG (b)                                         2,685
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   441     Telekom Austria AG                                 9,817
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                        88     Verbund - Oesterreichische
                                                                            Elektrizitaetswirtschafts AG                       4,231
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%             12     BetandWin.com Interactive
                                                                            Entertainment AG (b)                                 951
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                  1     Wiener Staedtische Allgemeine Versicherung
                                                                            AG                                                    59
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                 22     Andritz AG                                         3,636
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                           72     Boehler-Uddeholm AG                                3,936
                                                                     33     Voestalpine AG                                     5,013
                                                                                                                         -----------
                                                                                                                               8,949
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%              251     OMV AG                                            14,940
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                        899     IMMOFINANZ Immobilien Anlagen AG (b)               9,978
                    Development - 0.1%                               84     Meinl European Land Ltd. (b)                       1,711
                                                                                                                         -----------
                                                                                                                              11,689
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Austria                    85,118
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.1%      Beverages - 0.1%                                271     InBev NV                                          13,289
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                                 75     Solvay SA                                          8,626
                                                                     47     Umicore                                            6,274
                                                                                                                         -----------
                                                                                                                              14,900
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                         752     Dexia                                             18,077
                                                                    295     KBC Bancassurance Holding                         31,647
                                                                                                                         -----------
                                                                                                                              49,724
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.4%         1,798     Fortis                                            61,200
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   234     Belgacom SA                                        7,758
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%                  30     Colruyt SA                                         4,684
                                                                    144     Delhaize Group                                     9,980
                                                                                                                         -----------
                                                                                                                              14,664
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                          31     Omega Pharma SA                              $     2,164
                    Supplies - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.0%             199     AGFA-Gevaert NV                                    4,819
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%               42     Euronav Sa                                         1,292
                                                                     86     Groupe Bruxelles Lambert SA                        9,006
                                                                      5     Groupe Bruxelles Lambert SA Strip VVPR (b)             0
                                                                                                                         -----------
                                                                                                                              10,298
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                          120     UCB SA                                             6,490
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                       39     Mobistar SA                                        3,094
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Belgium                   188,400
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%      Energy Equipment & Services - 0.0%              491     SeaDrill Ltd. (b)                                  6,470
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Bermuda                     6,470
------------------------------------------------------------------------------------------------------------------------------------
Cayman Islands -    Communications Equipment - 0.0%               1,000     Foxconn International Holdings Ltd. (b)            2,137
0.1%                ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                    4,000     Hutchison Telecommunications International
                    Services - 0.1%                                         Ltd. (b)                                           6,437
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the Cayman Islands          8,574
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.7%      Beverages - 0.0%                                 21     Carlsberg A/S                                      1,535
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                                 47     Novozymes A/S Class B                              3,174
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                         664     Danske Bank A/S                                   25,268
                                                                     50     Jyske Bank (b)                                     2,897
                                                                    171     Sydbank A/S                                        5,672
                                                                                                                         -----------
                                                                                                                              33,837
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.1%                     409     Vestas Wind Systems A/S (b)                       11,182
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                             95     Danisco A/S                                        6,921
                                                                     99     East Asiatic Co., Ltd. A/S                         3,738
                                                                                                                         -----------
                                                                                                                              10,659
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                          39     Coloplast A/S Class B                              2,895
                    Supplies - 0.1%                                 600     GN Store Nord                                      6,891
                                                                                                                         -----------
                                                                                                                               9,786
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                        16     Bang & Olufsen A/S Class B                         1,769
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                 26     Topdanmark A/S (b)                                 3,623
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                     1     AP Moller - Maersk A/S                             7,782
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.2%                           60     H Lundbeck A/S                                     1,368
                                                                    366     Novo-Nordisk A/S B                                23,307
                                                                                                                         -----------
                                                                                                                              24,675
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                               39     DSV A/S                                            6,518
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Denmark                   114,540
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.5%      Auto Components - 0.0%                          215     Nokian Renkaat Oyj                                 2,826
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                        100     Asko Oyj                                           2,704
                    ----------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.7%               6,062     Nokia Oyj                                        123,710
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               153     YIT Oyj                                            3,750
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   302     Elisa Corp.                                        5,750
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                       689     Fortum Oyj                                        17,620
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                  30     Kesko Oyj Class B                            $     1,150
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                              191     TietoEnator Oyj                                    5,515
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                                686     Sampo Oyj                                         13,087
                    ----------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.0%             113     Amer Sports Corp.                                  2,359
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.2%                                 94     Cargotec Corp. Class B                             4,117
                                                                    227     KCI Konecranes Oyj                                 4,087
                                                                     88     Kone Oyj Class B                                   3,657
                                                                    282     Metso Oyj                                         10,230
                                                                     84     Wartsila Oyj                                       3,544
                                                                                                                         -----------
                                                                                                                              25,635
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                          237     Outokumpu Oyj                                      5,546
                                                                     57     Rautaruukki Oyj                                    1,722
                                                                                                                         -----------
                                                                                                                               7,268
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%              194     Neste Oil Oyj                                      6,831
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.2%                  952     Stora Enso Oyj Class R                            13,293
                                                                    811     UPM-Kymmene Oyj                                   17,473
                                                                                                                         -----------
                                                                                                                              30,766
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                           47     Orion Oyj Class B                                    933
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Finland                   249,904
------------------------------------------------------------------------------------------------------------------------------------
France - 9.6%       Aerospace & Defense - 0.2%                      403     European Aeronautic Defense and Space Co.         11,574
                                                                    165     Safran SA                                          3,591
                                                                    169     Thales SA                                          6,599
                                                                    110     Zodiac SA                                          6,184
                                                                                                                         -----------
                                                                                                                              27,948
                    ----------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                                 224     Air France-KLM                                     5,264
                    ----------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                          253     Compagnie Generale des Etablissements
                                                                            Michelin                                          15,205
                                                                    130     Valeo SA                                           4,628
                                                                                                                         -----------
                                                                                                                              19,833
                    ----------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.3%                              243     Peugeot SA                                        15,116
                                                                    261     Renault SA                                        28,033
                                                                                                                         -----------
                                                                                                                              43,149
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                                112     Pernod-Ricard                                     22,198
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.2%                        424     Cie de Saint-Gobain                               30,306
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                                180     Air Liquide                                       35,131
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.3%                       1,190     BNP Paribas                                      113,892
                                                                    807     Credit Agricole SA                                30,698
                                                                    521     Societe Generale                                  76,611
                                                                                                                         -----------
                                                                                                                             221,201
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%            15     Societe BIC SA                                       971
                    ----------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.1%               1,871     Alcatel SA                                        23,732
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%               325     Vinci SA                                          33,474
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                    16     Imerys SA                                          1,279
                                                                    243     Lafarge SA                                        30,497
                                                                                                                         -----------
                                                                                                                              31,776
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 2,394     France Telecom SA                                 51,457
                    Services - 0.3%
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                     159     Alstom (b)                                   $    14,526
                                                                    322     Schneider Electric SA                             33,556
                                                                                                                         -----------
                                                                                                                              48,082
                    ----------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.1%              184     Technip SA                                        10,187
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%                 835     Carrefour SA                                      48,942
                                                                    100     Casino Guichard Perrachon SA                       7,602
                                                                                                                         -----------
                                                                                                                              56,544
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.3%                            362     Groupe Danone                                     45,986
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                            300     Gaz de France                                     10,069
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         170     Cie Generale d'Optique
                    Supplies - 0.1%                                         Essilor International SA                          17,107
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.2%            325     Accor SA                                          19,777
                                                                    103     Sodexho Alliance SA                                4,948
                                                                                                                         -----------
                                                                                                                              24,725
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                       428     Thomson                                            7,076
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                              106     Atos Origin (b)                                    6,933
                                                                    229     Cap Gemini SA                                     13,068
                                                                                                                         -----------
                                                                                                                              20,001
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                              2,413     AXA                                               79,171
                                                                     34     CNP Assurances                                     3,232
                                                                  1,359     SCOR                                               2,971
                                                                                                                         -----------
                                                                                                                              85,374
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                                 13     Vallourec                                         15,625
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.6%                                    212     Lagardere S.C.A.                                  15,641
                                                                     12     M6-Metropole Television                              375
                                                                    114     PagesJaunes Groupe SA                              3,578
                                                                    237     Publicis Groupe                                    9,152
                                                                    253     Societe Television Francaise 1                     8,249
                                                                  1,622     Vivendi SA                                        56,827
                                                                                                                         -----------
                                                                                                                              93,822
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.2%                          841     Arcelor                                           40,584
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.5%                        1,442     Suez SA                                           59,924
                                                                    467     Veolia Environnement                              24,130
                                                                                                                         -----------
                                                                                                                              84,054
                    ----------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.1%                          79     Pinault-Printemps-Redoute                         10,071
                    ----------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%                        57     Neopost SA                                         6,494
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.3%            3,205     Total SA                                         210,847
                    ----------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.2%                        433     L'Oreal SA                                        40,888
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.9%                        1,464     Sanofi-Aventis                                   142,830
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                     7     Gecina SA                                            917
                    (REITs) - 0.1%                                   16     Klepierre                                          1,853
                                                                     83     Unibail                                           14,465
                                                                                                                         -----------
                                                                                                                              17,235
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                1,120     STMicroelectronics NV                             18,030
                    Equipment - 0.1%
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                                 144     Business Objects SA (b)                      $     3,927
                                                                     58     Dassault Systemes SA                               3,107
                                                                                                                         -----------
                                                                                                                               7,034
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                       64     Hermes International                               5,659
                    Goods - 0.2%                                    358     LVMH Moet Hennessy Louis Vuitton SA               35,522
                                                                                                                         -----------
                                                                                                                              41,181
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%             23     Societe Des Autoroutes Paris-Rhin-Rhone            1,576
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                      349     Bouygues                                          17,939
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in France                  1,619,801
------------------------------------------------------------------------------------------------------------------------------------
Germany - 6.6%      Air Freight & Logistics - 0.2%                  966     Deutsche Post AG                                  25,889
                    ----------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                                 364     Deutsche Lufthansa AG                              6,702
                    ----------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                          210     Continental AG                                    21,460
                    ----------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.5%                            1,287     DaimlerChrysler AG                                63,571
                                                                    231     Volkswagen AG                                     16,195
                                                                                                                         -----------
                                                                                                                              79,766
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.5%                          732     Deutsche Bank AG Registered Shares                82,366
                                                                     29     MLP AG                                               597
                                                                                                                         -----------
                                                                                                                              82,963
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.7%                                788     BASF AG                                           63,256
                                                                  1,079     Bayer AG                                          49,585
                                                                     97     Linde AG                                           7,473
                                                                                                                         -----------
                                                                                                                             120,314
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                         995     Commerzbank AG                                    36,183
                                                                    100     Deutsche Postbank AG                               7,194
                                                                                                                         -----------
                                                                                                                              43,377
                    ----------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                   23     Wincor Nixdorf AG                                  2,939
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.1%               103     Bilfinger Berger AG                                5,599
                                                                    110     Hochtief AG                                        6,117
                                                                                                                         -----------
                                                                                                                              11,716
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.2%           176     Deutsche Boerse AG                                23,967
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 3,852     Deutsche Telekom AG                               61,961
                    Services - 0.4%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%                       898     E.ON AG                                          103,364
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                      86     Solarworld AG                                      5,396
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%                 170     Metro AG                                           9,634
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                          35     Celesio AG                                         3,181
                    Services - 0.1%                                 116     Fresenius Medical Care AG                         13,331
                                                                                                                         -----------
                                                                                                                              16,512
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            317     TUI AG                                             6,279
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.6%                  16     Rheinmetall AG                                     1,115
                                                                  1,215     Siemens AG                                       105,689
                                                                                                                         -----------
                                                                                                                             106,804
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.8%                                584     Allianz AG Registered Shares                      92,237
                                                                    293     Muenchener Rueckversicherungs AG Registered
                                                                            Shares                                            40,016
                                                                                                                         -----------
                                                                                                                             132,253

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools & Services - 0.0%           101     Qiagen NV (b)                                $     1,362
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                                 31     Heidelberger Druckmaschn                           1,409
                                                                    226     MAN AG                                            16,362
                                                                                                                         -----------
                                                                                                                              17,771
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    282     Premiere AG (b)                                    2,733
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                           94     Salzgitter AG                                      7,977
                                                                    457     ThyssenKrupp AG                                   15,643
                                                                                                                         -----------
                                                                                                                              23,620
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.3%                          638     RWE AG                                            53,067
                    ----------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                         105     KarstadtQuelle AG (b)                              2,786
                    ----------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.0%                          9     Beiersdorf AG                                      1,356
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                          120     Altana AG                                          6,684
                                                                    103     Merck KGaA                                         9,364
                                                                                                                         -----------
                                                                                                                              16,048
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                        130     IVG Immobilien AG                                  3,926
                    Development - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                1,126     Infineon Technologies AG (b)                      12,540
                    Equipment - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.4%                                 338     SAP AG                                            71,311
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                          60     Douglas Holding AG                                 2,771
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                      352     Adidas-Salomon AG                                 16,824
                    Goods - 0.2%                                     24     Puma AG Rudolf Dassler Sport                       9,327
                                                                                                                         -----------
                                                                                                                              26,151
                    ----------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.1%               244     Hypo Real Estate Holding AG                       14,817
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Germany                 1,111,555
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%       Beverages - 0.0%                                 84     Coca-Cola Hellenic Bottling Co. SA                 2,503
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                         470     Alpha Bank AE                                     11,707
                                                                    333     EFG Eurobank Ergasias SA                           9,231
                                                                     55     Emporiki Bank of Greece SA                         1,904
                                                                    654     National Bank of Greece SA                        25,823
                                                                    392     Piraeus Bank SA                                    9,335
                                                                                                                         -----------
                                                                                                                              58,000
                    ----------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                 275     Intracom SA                                        1,828
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                    35     Titan Cement Co. SA                                1,641
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   527     Hellenic Telecommunications Organization SA       11,604
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                       206     Public Power Corp.                                 4,878
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%            408     OPAP SA                                           14,764
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%               56     Hellenic Petroleum SA                                745
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                         171     Germanos SA                                        4,089
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                      137     Cosmote Mobile Telecommunications SA               3,083
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Greece                    103,135

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.5%    Airlines - 0.0%                               2,000     Cathay Pacific Airways Ltd.                  $     3,502
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                       7,500     BOC Hong Kong Holdings Ltd.                       14,677
                                                                  3,000     Bank of East Asia Ltd.                            12,341
                                                                    900     Hang Seng Bank Ltd.                               11,414
                                                                                                                         -----------
                                                                                                                              38,432
                    ----------------------------------------------------------------------------------------------------------------
                    Distributors - 0.1%                           4,400     Li & Fung Ltd.                                     8,894
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%         2,000     Hong Kong Exchanges and Clearing Ltd.             12,862
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 8,000     PCCW Ltd.                                          5,716
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                     2,500     CLP Holdings Ltd.                                 14,629
                                                                  1,500     HongKong Electric Holdings                         6,788
                                                                                                                         -----------
                                                                                                                              21,417
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                   1,500     Johnson Electric Holdings Ltd.                     1,091
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                          6,000     Hong Kong & China Gas                             13,171
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                     1,500     Techtronic Industries Co.                          2,028
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%               3,000     Hutchison Whampoa Ltd.                            27,385
                                                                  1,000     Melco International Development                    2,511
                                                                                                                         -----------
                                                                                                                              29,896
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    935     SCMP Group Ltd.                                      316
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                 5,200     The Link REIT                                     10,411
                    (REITs) - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                      2,000     Cheung Kong Holdings Ltd.                         21,669
                    Development - 0.5%                            4,000     Hang Lung Properties Ltd.                          7,158
                                                                  1,000     Henderson Land Development Co., Ltd.               5,195
                                                                  3,049     New World Development Ltd.                         5,025
                                                                  4,000     Sino Land Co.                                      6,386
                                                                  2,000     Sun Hung Kai Properties Ltd.                      20,394
                                                                  1,500     Swire Pacific Ltd. Class A                        15,479
                                                                  1,000     Wharf Holdings Ltd.                                3,554
                                                                                                                         -----------
                                                                                                                              84,860
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                            1,000     MTR Corp.                                          2,414
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor               12,563     Solomon Systech International Ltd.                 3,170
                    Equipment - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                       2,000     Esprit Holdings Ltd.                              16,325
                                                                  4,000     Giordano International Ltd.                        1,893
                                                                                                                         -----------
                                                                                                                              18,218
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                    2,000     Texwinca Holdings Ltd.                             1,339
                    Goods - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Hong Kong                 257,737
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%      Airlines - 0.0%                                 283     Ryanair Holdings Plc (b)                           2,569
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.0%                                546     C&C Group Plc                                      4,740
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                        128     Kingspan Group Plc                                 2,241
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                       1,354     Allied Irish Banks Plc                            32,462
                                                                  1,338     Bank of Ireland                                   23,866
                                                                    424     Depfa Bank Plc                                     7,026
                                                                                                                         -----------
                                                                                                                              63,354
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                   870     CRH Plc                                           28,467
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   979     Eircom Group Plc                                   2,716
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                 510     Fyffes Plc                                           900
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                              9     Iaws Group Plc                               $       159
                                                                    107     Kerry Group Plc                                    2,314
                                                                                                                         -----------
                                                                                                                               2,473
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            171     Paddy Power Plc                                    2,963
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%                 120     DCC Plc                                            2,915
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                                406     Irish Life & Permanent Plc                         9,656
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    323     Independent News & Media Plc                         946
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                          531     Elan Corp. Plc (b)                                 8,793
                    ----------------------------------------------------------------------------------------------------------------
                    Trading Companies &                             427     Grafton Group Plc                                  5,378
                    Distributors - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Ireland                   138,111
------------------------------------------------------------------------------------------------------------------------------------
Italy - 3.7%        Aerospace & Defense - 0.1%                      478     Finmeccanica SpA                                  10,610
                    ----------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.1%                            1,002     Fiat SpA                                          13,307
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                          580     Banca Fideuram SpA                                 3,371
                                                                    597     Mediobanca SpA                                    11,686
                                                                    166     Mediolanum SpA                                     1,165
                                                                                                                         -----------
                                                                                                                              16,222
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.4%                       5,259     Banca Intesa SpA                                  30,785
                                                                    879     Banca Intesa SpA (RNC)                             4,772
                                                                  1,921     Banca Monte dei Paschi di Siena SpA               11,545
                                                                    830     Banca Popolare di Milano Scrl                     10,576
                                                                    606     Banche Popolari Unite Scrl                        15,676
                                                                    645     Banco Popolare di Verona e Novara Scrl            17,278
                                                                  2,795     Capitalia SpA                                     22,933
                                                                  1,749     Sanpaolo IMI SpA                                  30,929
                                                                 11,112     UniCredito Italiano SpA                           86,998
                                                                                                                         -----------
                                                                                                                             231,492
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                15,574     Telecom Italia SpA                                43,372
                    Services - 0.4%                               7,890     Telecom Italia SpA (RNC)                          20,379
                                                                                                                         -----------
                                                                                                                              63,751
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%                     6,128     Enel SpA                                          52,820
                                                                  2,355     Terna SpA                                          6,278
                                                                                                                         -----------
                                                                                                                              59,098
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                          2,030     Snam Rete Gas SpA                                  8,924
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            230     Autogrill SpA                                      3,536
                                                                     14     Lottomatica SpA                                      532
                                                                                                                         -----------
                                                                                                                               4,068
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%               4,635     Pirelli & C SpA                                    4,029
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                                854     Alleanza Assicurazioni SpA                         9,675
                                                                  1,479     Assicurazioni Generali SpA                        53,841
                                                                     94     Fondiaria-Sai SpA                                  3,843
                                                                                                                         -----------
                                                                                                                              67,359
                    ----------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.0%             654     Tiscali SpA (b)                                    1,944
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                  1,200     Mediaset SpA                                      14,147
                                                                  7,219     Seat Pagine Gialle SpA                             3,360
                                                                                                                         -----------
                                                                                                                              17,507
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.7%            3,736     ENI SpA                                      $   109,920
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                      210     Bulgari SpA                                        2,377
                    Goods - 0.0%                                    119     Luxottica Group SpA                                3,229
                                                                                                                         -----------
                                                                                                                               5,606
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%            514     Autostrade SpA                                    14,446
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Italy                     628,283
------------------------------------------------------------------------------------------------------------------------------------
Japan - 23.4%       Airlines - 0.0%                               1,000     All Nippon Airways Co., Ltd.                       3,849
                                                                  1,000     Japan Airlines Corp.                               2,511
                                                                                                                         -----------
                                                                                                                               6,360
                    ----------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.5%                          200     Aisin Seiki Co., Ltd.                              5,948
                                                                  1,000     Bridgestone Corp.                                 19,289
                                                                    800     Denso Corp.                                       26,173
                                                                    100     NOK Corp.                                          2,904
                                                                    300     Stanley Electric Co., Ltd.                         6,193
                                                                    100     Sumitomo Rubber Industries, Ltd.                   1,101
                                                                    100     Toyoda Gosei Co., Ltd.                             2,008
                                                                    300     Toyota Industries Corp.                           11,862
                                                                                                                         -----------
                                                                                                                              75,478
                    ----------------------------------------------------------------------------------------------------------------
                    Automobiles - 1.9%                            2,200     Honda Motor Co., Ltd.                             69,860
                                                                  3,000     Nissan Motor Co., Ltd.                            32,804
                                                                  4,100     Toyota Motor Corp.                               214,836
                                                                    200     Yamaha Motor Co., Ltd.                             5,231
                                                                                                                         -----------
                                                                                                                             322,731
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.2%                                600     Asahi Breweries Ltd.                               8,435
                                                                    100     ITO EN, Ltd.                                       3,665
                                                                  1,000     Kirin Brewery Co., Ltd.                           15,737
                                                                  1,000     Sapporo Holdings Ltd.                              5,065
                                                                  1,000     Takara Holdings, Inc.                              5,852
                                                                                                                         -----------
                                                                                                                              38,754
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.3%                      1,000     Asahi Glass Co., Ltd.                             12,693
                                                                  1,000     Central Glass Co., Ltd.                            5,957
                                                                    400     Daikin Industries Ltd.                            13,891
                                                                    300     JS Group Corp.                                     6,312
                                                                  1,000     Nippon Sheet Glass Co., Ltd.                       5,564
                                                                  1,000     Toto Ltd.                                          9,570
                                                                                                                         -----------
                                                                                                                              53,987
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.7%                        2,000     Daiwa Securities Group, Inc.                      23,864
                                                                    100     Jafco Co., Ltd.                                    6,001
                                                                    300     Matsui Securities Co., Ltd.                        2,842
                                                                  1,500     Nikko Cordial Corp.                               19,210
                                                                  2,700     Nomura Holdings, Inc.                             50,663
                                                                      4     SBI E*Trade Securities Co. Ltd.                    5,319
                                                                  1,000     Shinko Securities Co., Ltd.                        4,234
                                                                      8     Softbank Investments Corporation                   3,534
                                                                                                                         -----------
                                                                                                                             115,667
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.1%                              2,000     Asahi Kasei Corp.                            $    13,069
                                                                  1,000     Dainippon Ink and Chemicals, Inc.                  3,753
                                                                  1,000     Denki Kagaku Kogyo Kabushiki Kaisha                4,164
                                                                    200     Hitachi Chemical Co., Ltd.                         5,249
                                                                    400     JSR Corp.                                         10,112
                                                                  1,000     Kuraray Co., Ltd.                                 11,197
                                                                  2,000     Mitsubishi Chemical Holdings Corp.                12,509
                                                                  1,000     Mitsubishi Rayon Co., Ltd.                         8,153
                                                                  1,000     Mitsui Chemicals, Inc.                             6,535
                                                                    200     Nitto Denko Corp.                                 14,259
                                                                    600     Shin-Etsu Chemical Co., Ltd.                      32,647
                                                                  2,000     Showa Denko KK                                     8,905
                                                                  2,000     Sumitomo Chemical Co., Ltd.                       16,691
                                                                  2,000     Teijin Ltd.                                       12,702
                                                                  2,000     Toray Industries, Inc.                            17,373
                                                                  1,000     Tosoh Corp.                                        3,989
                                                                  2,000     Ube Industries Ltd.                                5,791
                                                                                                                         -----------
                                                                                                                             187,098
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 3.0%                       1,000     The Bank of Fukuoka Ltd.                           7,611
                                                                  2,000     The Bank of Yokohama Ltd.                         15,484
                                                                  1,000     The Chiba Bank Ltd.                                9,360
                                                                  2,000     Hokuhoku Financial Group, Inc.                     8,363
                                                                  1,000     The Joyo Bank Ltd.                                 6,071
                                                                     13     Mitsubishi UFJ Financial Group, Inc.             179,994
                                                                  1,000     Mitsui Trust Holdings, Inc.                       12,028
                                                                     13     Mizuho Financial Group, Inc.                     110,196
                                                                  1,000     The Nishi-Nippon City Bank Ltd.                    4,794
                                                                      7     Resona Holdings, Inc.                             22,106
                                                                  2,000     Shinsei Bank Ltd.                                 12,684
                                                                  1,000     The Shizuoka Bank Ltd.                            10,812
                                                                      8     Sumitomo Mitsui Financial Group, Inc.             84,678
                                                                  2,000     The Sumitomo Trust & Banking Co., Ltd.            21,869
                                                                                                                         -----------
                                                                                                                             506,050
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.4%         1,000     Dai Nippon Printing Co., Ltd.                     15,484
                                                                      1     The Goodwill Group, Inc.                             739
                                                                    100     Meitec Corp.                                       3,263
                                                                    300     Park24 Co. Ltd.                                    8,844
                                                                    500     Secom Co., Ltd.                                   23,663
                                                                  1,000     Toppan Printing Co., Ltd.                         11,320
                                                                                                                         -----------
                                                                                                                              63,313
                    ----------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.4%                2,000     Fujitsu Ltd.                                      15,519
                                                                    400     Mitsumi Electric Company, Ltd.                     4,738
                                                                  3,000     NEC Corp.                                         16,008
                                                                    200     Seiko Epson Corp.                                  5,459
                                                                  5,000     Toshiba Corp.                                     32,673
                                                                                                                         -----------
                                                                                                                              74,397
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%             1,000     Kajima Corp.                                       4,593
                                                                  1,000     Nishimatsu Construction Co., Ltd.                  3,735
                                                                  1,000     Obayashi Corp.                                     6,884
                                                                  1,000     Shimizu Corp.                                      5,607
                                                                  2,000     Taisei Corp.                                       7,313
                                                                                                                         -----------
                                                                                                                              28,132
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                 1,000     Sumitomo Osaka Cement Co., Ltd.              $     3,079
                                                                  1,000     Taiheiyo Cement Corp.                              3,692
                                                                                                                         -----------
                                                                                                                               6,771
                    ----------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.4%                          80     Acom Co., Ltd.                                     4,346
                                                                    100     Aeon Credit Service Co., Ltd.                      2,432
                                                                    175     Aiful Corp.                                        9,354
                                                                    200     Credit Saison Co., Ltd.                            9,483
                                                                    120     ORIX Corp.                                        29,340
                                                                    100     Promise Co., Ltd.                                  5,800
                                                                     10     Shohkoh Fund & Co., Ltd.                           2,274
                                                                    120     Takefuji Corp.                                     7,159
                                                                                                                         -----------
                                                                                                                              70,188
                    ----------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                   200     Toyo Seikan Kaisha Ltd.                            3,630
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services - 0.0%            100     Benesse Corp.                                      3,455
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                     7     Nippon Telegraph & Telephone Corp.                34,352
                    Services - 0.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.8%                       900     Chubu Electric Power Co., Inc.                    24,328
                                                                    200     Hokkaido Electric Power Co., Inc.                  4,750
                                                                  1,200     The Kansai Electric Power Co., Inc.               26,873
                                                                    600     Kyushu Electric Power Co., Inc.                   13,961
                                                                    600     Tohoku Electric Power Co., Inc.                   13,174
                                                                  1,700     The Tokyo Electric Power Co., Inc.                46,993
                                                                                                                         -----------
                                                                                                                             130,079
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                   1,000     Fuji Electric Holdings Co., Ltd.                   5,240
                                                                  1,000     Furukawa Electric Co., Ltd.                        6,473
                                                                  2,000     Mitsubishi Electric Corp.                         16,043
                                                                  1,000     Sumitomo Electric Industries Ltd.                 14,661
                                                                    100     Ushio, Inc.                                        2,113
                                                                                                                         -----------
                                                                                                                              44,530
                    ----------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                          500     Alps Electric Co., Ltd.                            6,255
                    Instruments - 1.0%                              700     Citizen Watch Co., Ltd.                            6,350
                                                                  5,000     Hitachi Ltd.                                      33,067
                                                                    600     Hoya Corp.                                        21,362
                                                                    200     Ibiden Co., Ltd.                                   9,623
                                                                    300     Kyocera Corp.                                     23,252
                                                                    300     Murata Manufacturing Co., Ltd.                    19,499
                                                                    200     Nidec Corp.                                       14,346
                                                                  1,000     Oki Electric Industry Co., Ltd.                    2,362
                                                                    300     Omron Corp.                                        7,650
                                                                    200     TDK Corp.                                         15,221
                                                                    500     Yokogawa Electric Corp.                            7,134
                                                                                                                         -----------
                                                                                                                             166,121
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.4%                 900     Aeon Co., Ltd.                                    19,761
                                                                    100     Lawson, Inc.                                       3,648
                                                                    100     Matsumotokiyoshi Co., Ltd.                         2,546
                                                                  1,260     Seven & I Holdings Co. Ltd.                       41,554
                                                                                                                         -----------
                                                                                                                              67,509
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                          1,000     Ajinomoto Co., Inc.                          $    11,083
                                                                    600     Katokichi Co., Ltd.                                6,036
                                                                  1,000     Nichirei Corp.                                     5,354
                                                                    500     Nisshin Seifun Group, Inc.                         5,577
                                                                    200     Nissin Food Products Co., Ltd.                     7,068
                                                                    200     Yakult Honsha Co., Ltd.                            5,441
                                                                                                                         -----------
                                                                                                                              40,559
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                          3,000     Osaka Gas Co., Ltd.                                9,658
                                                                  3,000     Tokyo Gas Co., Ltd.                               14,145
                                                                                                                         -----------
                                                                                                                              23,803
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         200     Terumo Corp.                                       6,683
                    Supplies - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                         200     Mediceo Paltac Holdings Co. Ltd.                   3,578
                    Services - 0.1%                                 100     Suzuken Co., Ltd.                                  3,971
                                                                                                                         -----------
                                                                                                                               7,549
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%            100     Oriental Land Co., Ltd.                            5,634
                                                                    100     Skylark Co., Ltd.                                  2,183
                                                                                                                         -----------
                                                                                                                               7,817
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.3%                       500     Casio Computer Co., Ltd.                           9,557
                                                                    100     Daito Trust Construction Co., Ltd.                 5,546
                                                                  1,000     Daiwa House Industry Co., Ltd.                    16,008
                                                                  1,000     HASEKO Corp. (b)                                   3,403
                                                                    100     Makita Corp.                                       3,167
                                                                  3,000     Matsushita Electric Industrial Co., Ltd.          63,378
                                                                    400     Pioneer Corp.                                      6,459
                                                                    100     Rinnai Corp.                                       2,651
                                                                  2,000     Sanyo Electric Co., Ltd. (b)                       4,321
                                                                  1,000     Sekisui Chemical Co., Ltd.                         8,643
                                                                  1,000     Sekisui House Ltd.                                13,743
                                                                  1,000     Sharp Corp.                                       15,816
                                                                  1,500     Sony Corp.                                        66,264
                                                                                                                         -----------
                                                                                                                             218,956
                    ----------------------------------------------------------------------------------------------------------------
                    Household Products - 0.2%                     1,000     Kao Corp.                                         26,200
                                                                    100     Uni-Charm Corp.                                    5,529
                                                                                                                         -----------
                                                                                                                              31,729
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                              100     CSK Holdings Corp.                                 4,566
                                                                      2     NET One Systems Co., Ltd.                          3,727
                                                                      1     NTT Data Corp.                                     4,330
                                                                    100     TIS, Inc.                                          2,799
                                                                                                                         -----------
                                                                                                                              15,422
                    ----------------------------------------------------------------------------------------------------------------
                    Independent Power Producers & Energy            240     Electric Power Development Co.                     9,154
                    Traders - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.6%                                  2     Millea Holdings, Inc.                             37,265
                                                                  2,000     Mitsui Sumitomo Insurance Co., Ltd.               25,141
                                                                  1,000     Sompo Japan Insurance, Inc.                       13,996
                                                                    300     T&D Holdings, Inc.                                24,275
                                                                                                                         -----------
                                                                                                                             100,677
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.1%                 14     Rakuten, Inc.                                $     8,352
                    ----------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.1%               6     eAccess Ltd.                                       3,942
                                                                      4     Index Corp.                                        3,954
                                                                     22     Yahoo! Japan Corp.                                11,663
                                                                                                                         -----------
                                                                                                                              19,559
                    ----------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.3%             700     Fuji Photo Film Co., Ltd.                         23,514
                                                                    500     Namco Bandai Holdings, Inc.                        7,606
                                                                    100     Sankyo Co., Ltd. (Gunma)                           6,360
                                                                    300     Sega Sammy Holdings, Inc.                         11,127
                                                                    100     Shimano, Inc.                                      3,062
                                                                    300     Yamaha Corp.                                       5,642
                                                                                                                         -----------
                                                                                                                              57,311
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 1.0%                                300     Amano Corp.                                        4,461
                                                                  1,000     Ebara Corp.                                        4,269
                                                                    200     Fanuc Ltd.                                        17,985
                                                                    200     Hitachi Construction Machinery Co., Ltd.           4,820
                                                                  3,000     Ishikawajima-Harima Heavy Industries Co.,
                                                                            Ltd.                                               9,500
                                                                    200     JTEKT Corp.                                        3,867
                                                                  1,000     The Japan Steel Works, Ltd.                        6,858
                                                                  3,000     Kawasaki Heavy Industries Ltd.                    10,104
                                                                  1,000     Komatsu Ltd.                                      19,901
                                                                  1,000     Kubota Corp.                                       9,491
                                                                    200     Kurita Water Industries Ltd.                       4,111
                                                                  1,000     Minebea Co., Ltd.                                  5,450
                                                                  5,000     Mitsubishi Heavy Industries Ltd.                  21,607
                                                                  2,000     Mitsui Engineering & Shipbuilding Co., Ltd.        6,123
                                                                  1,000     NSK Ltd.                                           8,302
                                                                  1,000     NTN Corp.                                          7,917
                                                                    100     SMC Corp.                                         14,163
                                                                  1,000     Sumitomo Heavy Industries Ltd.                     9,255
                                                                    200     THK Co., Ltd.                                      5,966
                                                                                                                         -----------
                                                                                                                             174,150
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.2%                                 1,000     Kawasaki Kisen Kaisha Ltd.                         5,791
                                                                  2,000     Mitsui OSK Lines Ltd.                             13,612
                                                                  2,000     Nippon Yusen Kabushiki Kaisha                     13,017
                                                                                                                         -----------
                                                                                                                              32,420
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                      2     Dentsu, Inc.                                       5,529
                                                                      1     Fuji Television Network, Inc.                      2,222
                                                                    200     Toho Co., Ltd.                                     3,998
                                                                    200     Tokyo Broadcasting System, Inc.                    4,820
                                                                                                                         -----------
                                                                                                                              16,569
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.9%                          800     JFE Holdings, Inc.                                33,941
                                                                  4,000     Kobe Steel Ltd.                                   12,527
                                                                  1,000     Mitsubishi Materials Corp.                         4,269
                                                                  1,000     Mitsui Mining & Smelting Co., Ltd.                 5,905
                                                                  1,000     Nippon Light Metal Co., Ltd.                       2,738
                                                                 10,000     Nippon Steel Corp.                                37,878
                                                                  2,000     Nisshin Steel Co., Ltd.                            6,438
                                                                  6,000     Sumitomo Metal Industries Ltd.                    24,774
                                                                  1,000     Sumitomo Metal Mining Co., Ltd.                   13,052
                                                                      8     Toho Titanium Co. Ltd.                               432
                                                                    300     Tokyo Steel Manufacturing Co., Ltd.                6,574
                                                                                                                         -----------
                                                                                                                             148,528
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.2%                         400     Isetan Co., Ltd.                             $     6,823
                                                                    600     Marui Co., Ltd.                                    9,353
                                                                  1,000     Mitsukoshi Ltd.                                    4,575
                                                                  1,000     Takashimaya Co., Ltd.                             12,562
                                                                                                                         -----------
                                                                                                                              33,313
                    ----------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.7%                     1,650     Canon, Inc.                                       80,974
                                                                  1,000     Konica Minolta Holdings, Inc.                     12,641
                                                                  1,000     Ricoh Co., Ltd.                                   19,639
                                                                                                                         -----------
                                                                                                                             113,254
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%                1     Inpex Holdings, Inc. (b)                           8,835
                                                                  1,000     Nippon Mining Holdings, Inc.                       8,424
                                                                  2,000     Nippon Oil Corp.                                  14,626
                                                                    600     Showa Shell Sekiyu KK                              7,049
                                                                                                                         -----------
                                                                                                                              38,934
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%                    1     Nippon Paper Group, Inc.                           4,094
                                                                  1,000     OJI Paper Co., Ltd.                                5,695
                                                                                                                         -----------
                                                                                                                               9,789
                    ----------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.1%                        100     Aderans Co., Ltd.                                  2,703
                                                                  1,000     Shiseido Co., Ltd.                                19,639
                                                                                                                         -----------
                                                                                                                              22,342
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.2%                          900     Astellas Pharma, Inc.                             33,067
                                                                    500     Chugai Pharmaceutical Co., Ltd.                   10,213
                                                                  1,047     Daiichi Sankyo Co. Ltd.                           28,850
                                                                    400     Eisai Co., Ltd.                                   18,020
                                                                  1,000     Kyowa Hakko Kogyo Co., Ltd.                        6,745
                                                                    100     Santen Pharmaceutical Co., Ltd.                    2,375
                                                                  1,000     Shionogi & Co., Ltd.                              17,845
                                                                  1,300     Takeda Pharmaceutical Co., Ltd.                   80,969
                                                                                                                         -----------
                                                                                                                             198,084
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                     1     Japan Prime Realty Investment Corp.                3,009
                    (REITs) - 0.2%                                    1     Japan Real Estate Investment Corp.                 8,923
                                                                      1     Japan Retail Fund Investment Corp.                 7,873
                                                                      1     Nippon Building Fund, Inc.                         9,710
                                                                                                                         -----------
                                                                                                                              29,515
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                          4     KK DaVinci Advisors (b)                            3,954
                    Development - 0.6%                              200     Leopalace21 Corp.                                  6,911
                                                                  2,000     Mitsubishi Estate Co., Ltd.                       42,514
                                                                  1,000     Mitsui Fudosan Co., Ltd.                          21,738
                                                                  1,000     Sumitomo Realty & Development Co., Ltd.           24,669
                                                                  1,000     Tokyu Land Corp.                                   7,794
                                                                                                                         -----------
                                                                                                                             107,580
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.7%                                2     Central Japan Railway Co.                         19,945
                                                                      5     East Japan Railway Co.                            37,178
                                                                  1,000     Keihin Electric Express Railway Co., Ltd.          7,086
                                                                  1,000     Keio Electric Railway Co., Ltd.                    6,482
                                                                  1,000     Keisei Electric Railway Co., Ltd.                  5,651
                                                                  2,000     Kintetsu Corp.                                     6,683
                                                                  1,000     Nippon Express Co., Ltd.                           5,406
                                                                  1,000     Odakyu Electric Railway Co., Ltd.                  6,456
                                                                  1,000     Tobu Railway Co., Ltd.                             4,776
                                                                  2,000     Tokyu Corp.                                       11,687
                                                                      3     West Japan Railway Co.                            12,466
                                                                                                                         -----------
                                                                                                                             123,816
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                  100     Advantest Corp.                              $    10,200
                    Equipment - 0.3%                                100     Elpida Memory, Inc. (b)                            3,761
                                                                    100     Rohm Co., Ltd.                                     8,949
                                                                    100     Sumco Corp.                                        5,703
                                                                    300     Tokyo Electron Ltd.                               20,995
                                                                                                                         -----------
                                                                                                                              49,608
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.2%                                 100     Fuji Soft, Inc.                                    3,298
                                                                    200     Konami Corp.                                       4,418
                                                                    100     Nintendo Co., Ltd.                                16,796
                                                                                                                         -----------
                                                                                                                              24,512
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                         100     Aoyama Trading Co., Ltd.                           3,132
                                                                    100     Fast Retailing Co., Ltd.                           8,179
                                                                    100     Shimachu Co., Ltd.                                 2,616
                                                                     70     USS Co., Ltd.                                      4,629
                                                                    100     Yamada Denki Co., Ltd.                            10,209
                                                                                                                         -----------
                                                                                                                              28,765
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                    2,000     Toyobo Co., Ltd.                                   5,669
                    Goods - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.2%                                    7     Japan Tobacco, Inc.                               25,535
                    ----------------------------------------------------------------------------------------------------------------
                    Trading Companies &                           2,000     Itochu Corp.                                      17,583
                    Distributors - 0.7%                           3,000     Marubeni Corp.                                    16,008
                                                                  2,100     Mitsubishi Corp.                                  41,976
                                                                  2,000     Mitsui & Co., Ltd.                                28,273
                                                                  1,100     Sojitz Corp. (b)                                   4,349
                                                                  1,000     Sumitomo Corp.                                    13,200
                                                                                                                         -----------
                                                                                                                             121,389
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                        3     KDDI Corp.                                        18,449
                    Services - 0.5%                                  27     NTT DoCoMo, Inc.                                  39,680
                                                                  1,100     Softbank Corp.                                    24,682
                                                                                                                         -----------
                                                                                                                              82,811
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Japan                   3,932,756
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.4%  Air Freight & Logistics - 0.1%                  681     TNT NV                                            24,364
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                                364     Heineken NV                                       15,429
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                                368     Akzo Nobel NV                                     19,838
                                                                    274     Koninklijke DSM NV                                11,407
                                                                                                                         -----------
                                                                                                                              31,245
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                       2,569     ABN AMRO Holding NV                               70,263
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%           297     Buhrmann NV                                        4,306
                                                                     33     Randstad Holdings NV                               1,934
                                                                    326     Vedior NV                                          6,845
                                                                                                                         -----------
                                                                                                                              13,085
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.7%           161     Euronext NV                                       15,090
                                                                  2,683     ING Groep NV CVA                                 105,424
                                                                                                                         -----------
                                                                                                                             120,514
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 2,687     Koninklijke KPN NV                                30,200
                    Services - 0.2%
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.1%              112     Fugro NV                                     $     4,829
                                                                    308     SBM Offshore NV                                    8,207
                                                                                                                         -----------
                                                                                                                              13,036
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%               2,595     Koninklijke Ahold NV (b)                          22,530
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                            210     Royal Numico NV                                    9,422
                                                                  2,408     Unilever NV                                       54,591
                                                                                                                         -----------
                                                                                                                              64,013
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.4%                     1,892     Koninklijke Philips Electronics NV                59,102
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                              261     Getronics NV                                       2,807
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                              2,044     Aegon NV                                          34,944
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.2%                                  1,106     Reed Elsevier NV                                  16,631
                                                                    398     Wolters Kluwer NV                                  9,399
                                                                                                                         -----------
                                                                                                                              26,030
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                    21     Corio NV                                           1,306
                    (REITs) - 0.1%                                  106     Rodamco Europe NV                                 10,389
                                                                     12     Wereldhave NV                                      1,167
                                                                                                                         -----------
                                                                                                                              12,862
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                  843     ASML Holding NV (b)                               17,074
                    Equipment - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Trading Companies &                           1,204     Hagemeyer NV (b)                                   5,558
                    Distributors - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the Netherlands           563,056
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%  Construction Materials - 0.0%                   370     Fletcher Building Ltd.                             2,066
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 3,784     Telecom Corp. of New Zealand Ltd.                  9,328
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         752     Fisher & Paykel Healthcare Corp.                   1,978
                    Supplies - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            598     Sky City Ltd.                                      1,970
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                       514     Fisher & Paykel Appliances Holdings Ltd.           1,446
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                   448     Kiwi Income Property Trust                           374
                    (REITs) - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in New Zealand                17,162
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.8%       Chemicals - 0.0%                                272     Yara International ASA                             3,628
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                         787     DNB NOR ASA                                        9,770
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%           439     Tomra Systems ASA                                  3,563
                    ----------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                 100     Tandberg ASA                                         828
                                                                    208     Tandberg Television ASA (b)                        3,451
                                                                                                                         -----------
                                                                                                                               4,279
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 1,030     Telenor ASA                                       12,456
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.1%              404     Acergy SA (b)                                      6,152
                                                                     70     Aker Kvaerner ASA                                  6,570
                                                                     75     Petrojarl ASA (b)                                    494
                                                                     75     Petroleum Geo-Services ASA (b)                     4,230
                                                                     50     ProSafe ASA                                        3,053
                                                                                                                         -----------
                                                                                                                              20,499
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%                 250     Orkla ASA                                    $    11,591
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                200     Storebrand ASA                                     2,065
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                    28     Stolt-Nielsen SA                                     657
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.4%            2,076     DET Norske Oljeselskap                             4,170
                                                                     94     Frontline Ltd.                                     3,512
                                                                  1,148     Norsk Hydro ASA                                   30,441
                                                                    947     Statoil ASA                                       26,861
                                                                                                                         -----------
                                                                                                                              64,984
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                  361     Norske Skogindustrier ASA                          5,294
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Norway                    138,786
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%     Commercial Banks - 0.1%                          81     Banco BPI SA                                         615
                                                                  3,325     Banco Comercial Portugues SA Registered
                                                                            Shares                                             9,438
                                                                    299     Banco Espirito Santo SA Registered Shares          4,030
                                                                                                                         -----------
                                                                                                                              14,083
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 1,176     Portugal Telecom SGPS SA Registered Shares        14,195
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                     3,344     Energias de Portugal SA                           13,127
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%               2,370     Sonae SGPS SA                                      3,546
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                  160     Sonae Industria SGPS SA (b)                        1,377
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%            352     Brisa-Auto Estradas de Portugal SA Private
                                                                            Shares                                             3,673
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Portugal                   50,001
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%    Aerospace & Defense - 0.0%                    1,000     Singapore Technologies Engineering Ltd.            1,828
                    ----------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                               1,000     Singapore Airlines Ltd.                            8,031
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                       2,000     DBS Group Holdings Ltd.                           22,892
                                                                  3,400     Oversea-Chinese Banking Corp.                     14,190
                                                                  2,000     United Overseas Bank Ltd.                         19,730
                                                                                                                         -----------
                                                                                                                              56,812
                    ----------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                  150     Creative Technology Ltd.                             835
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%         2,000     Singapore Exchange Ltd.                            4,452
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                10,000     Singapore Telecommunications Ltd.                 15,999
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%          1,000     City Developments Ltd.                             5,913
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%               1,000     Keppel Corp. Ltd.                                  9,296
                                                                  1,242     SembCorp Industries Ltd.                           2,545
                                                                                                                         -----------
                                                                                                                              11,841
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                              1,815     SembCorp Marine Ltd.                               3,443
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                 2,000     Cosco Corp. (Singapore) Ltd.                       1,594
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                  3,000     Singapore Press Holdings Ltd.                      7,816
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%            1,000     Singapore Petroleum Co. Ltd.                       3,193
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                 2,000     Ascendas Real Estate Investment Trust              2,428
                    (REITs) - 0.0%                                1,455     Suntec Real Estate Investment Trust                1,141
                                                                                                                         -----------
                                                                                                                               3,569
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                      2,000     CapitaLand Ltd.                                    5,691
                    Development - 0.0%                              100     UOL Group Ltd.                                       181
                                                                                                                         -----------
                                                                                                                               5,872
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                            3,000     ComfortDelgro Corp. Ltd.                           2,903
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                3,000     Chartered Semiconductor
                    Equipment - 0.0%                                        Manufacturing Ltd. (b)                       $     2,561
                                                                  3,000     STATS ChipPAC Ltd. (b)                             1,888
                                                                                                                         -----------
                                                                                                                               4,449
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Singapore                 138,550
------------------------------------------------------------------------------------------------------------------------------------
Spain - 3.8%        Airlines - 0.0%                               1,112     Iberia Lineas Aereas de Espana                     2,872
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.5%                       4,991     Banco Bilbao Vizcaya Argentaria SA               102,619
                                                                  1,430     Banco Popular Espanol SA                          21,302
                                                                  8,539     Banco Santander Central Hispano SA               124,689
                                                                                                                         -----------
                                                                                                                             248,610
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%               407     ACS Actividades de Construccion y
                                                                            Servicios, SA                                     16,971
                                                                     30     Acciona SA                                         4,659
                                                                     35     Fomento de Construcciones y Contratas SA           2,661
                                                                     69     Grupo Ferrovial SA                                 5,267
                                                                    145     Sacyr Vallehermoso SA                              4,845
                                                                                                                         -----------
                                                                                                                              34,403
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 6,484     Telefonica SA                                    107,946
                    Services - 0.6%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%                     1,446     Endesa SA                                         50,273
                                                                  1,272     Iberdrola SA                                      43,800
                                                                    269     Union Fenosa SA                                   10,408
                                                                                                                         -----------
                                                                                                                             104,481
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.1%                     383     Gamesa Corp. Tecnologica SA                        8,208
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                            223     Azucarera Ebro Agricolas, SA                       4,577
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                            176     Gas Natural SDG SA                                 5,372
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            231     NH Hoteles SA                                      4,141
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                              311     Indra Sistemas SA                                  6,104
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                102     Corporacion Mapfre SA                              1,882
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                    224     Antena 3 de Television SA                          5,115
                                                                     38     Promotora de Informaciones SA                        610
                                                                     56     Sogecable SA (b)                                   1,610
                                                                                                                         -----------
                                                                                                                               7,335
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                          385     Acerinox SA                                        6,675
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%            1,286     Repsol YPF SA                                     36,817
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                         66     Inmobiliaria Colonial SA                           5,241
                    Development - 0.1%                               61     Metrovacesa SA                                     5,507
                                                                                                                         -----------
                                                                                                                              10,748
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                         325     Inditex SA                                        13,705
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                                  450     Altadis SA                                        21,267
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%            260     Abertis Infraestructuras SA                        6,087
                                                                    418     Cintra Concesiones de Infraestructuras de
                                                                            Transporte SA                                      5,462
                                                                                                                         -----------
                                                                                                                              11,549
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Spain                     636,692
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.3%       Building Products - 0.1%                        717     Assa Abloy AB B                                   12,044
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.0%                          195     D Carnegie AB                                      3,573
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.5%                       3,445     Nordea Bank AB                                    41,129
                                                                    753     Skandinaviska Enskilda Banken AB Class A          17,927
                                                                    806     Svenska Handelsbanken Class A                     20,756
                                                                                                                         -----------
                                                                                                                              79,812

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%           503     Securitas AB                                 $     9,636
                    ----------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.4%              21,441     Telefonaktiebolaget LM Ericsson                   70,840
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               622     Skanska AB Class B                                 9,585
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   762     Tele2 AB                                           7,696
                    Services - 0.1%                               2,396     TeliaSonera AB                                    13,604
                                                                                                                         -----------
                                                                                                                              21,300
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         180     Elekta AB                                          3,048
                    Supplies - 0.0%                                 295     Getinge AB Class B                                 5,017
                                                                                                                         -----------
                                                                                                                               8,065
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                          43     Capio AB (b)                                         770
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                       459     Electrolux AB Series B                             6,627
                                                                    459     Husqvarna AB (b)                                   5,528
                                                                                                                         -----------
                                                                                                                              12,155
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.5%                                111     Alfa Laval AB                                      3,321
                                                                    558     Atlas Copco AB Class A                            15,492
                                                                    189     Atlas Copco AB Class B                             4,906
                                                                    747     SKF AB Class B                                    11,770
                                                                  1,605     Sandvik AB                                        18,660
                                                                     86     Scania AB Class B                                  3,904
                                                                    116     Trelleborg AB Class B                              1,981
                                                                     84     Volvo AB Class A                                   4,046
                                                                    347     Volvo AB Class B                                  17,053
                                                                                                                         -----------
                                                                                                                              81,133
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    530     Eniro AB                                           5,573
                                                                     43     Modern Times Group AB                              2,259
                                                                     43     Modern Times Group AB (b)                            147
                                                                                                                         -----------
                                                                                                                               7,979
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                          554     Boliden AB                                        10,190
                                                                     87     Ssab Svenskt Stal AB                               1,733
                                                                                                                         -----------
                                                                                                                              11,923
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%              346     Lundin Petroleum AB (b)                            4,191
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%                   47     Holmen AB Class B                                  1,899
                                                                    323     Svenska Cellulosa AB                              13,340
                                                                                                                         -----------
                                                                                                                              15,239
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                        113     Fabege AB                                          2,102
                    Development - 0.0%                               44     Wihlborgs Fastigheter AB                             757
                                                                                                                         -----------
                                                                                                                               2,859
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                                 459     Telelogic AB (b)                                   1,020
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                         766     Hennes & Mauritz AB B Shares                      29,668
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                                  602     Swedish Match AB                                   9,694
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Sweden                    391,486
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.7%  Biotechnology - 0.0%                             11     Serono SA                                          7,583
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                          4     Geberit AG Registered Shares                       4,617
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.6%                        1,694     Credit Suisse Group                               94,587
                                                                  1,526     UBS AG Registered Shares                         166,926
                                                                                                                         -----------
                                                                                                                             261,513
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.3%                                151     Ciba Specialty Chemicals AG Registered
                                                                            Shares                                       $     8,401
                                                                    214     Clariant AG                                        3,031
                                                                      8     Givaudan                                           6,286
                                                                     94     Lonza Group AG Registered Shares                   6,434
                                                                    178     Syngenta AG                                       23,612
                                                                                                                         -----------
                                                                                                                              47,764
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%           216     Adecco SA Registered Shares                       12,748
                                                                      5     SGS SA                                             4,735
                                                                                                                         -----------
                                                                                                                              17,483
                    ----------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                   92     Logitech International SA (b)                      3,545
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                   330     Holcim Ltd.                                       25,242
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                    35     Swisscom AG                                       11,500
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.2%                   2,960     ABB Ltd.                                          38,420
                    ----------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                           19     Kudelski SA                                          458
                    Instruments - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 1.1%                            594     Nestle SA Registered Shares                      186,201
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                          45     Nobel Biocare Holding AG                          10,662
                    Supplies - 0.2%                                  32     Phonak Holding AG Registered Shares                1,997
                                                                      5     Straumann Holding AG Registered Shares             1,272
                                                                     89     Synthes, Inc.                                     10,716
                                                                                                                         -----------
                                                                                                                              24,647
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                                539     Swiss Reinsurance Registered Shares               37,598
                                                                    218     Zurich Financial Services AG                      47,693
                                                                                                                         -----------
                                                                                                                              85,291
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                 13     SIG Holding AG Registered Shares                   2,855
                                                                     30     Schindler Holding AG                               1,554
                                                                      3     Sulzer AG                                          2,243
                                                                                                                         -----------
                                                                                                                               6,652
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                    42     Kuehne & Nagel International AG                    3,051
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.1%                        3,382     Novartis AG Registered Shares                    182,766
                                                                  1,020     Roche Holding AG                                 168,279
                                                                                                                         -----------
                                                                                                                             351,045
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                         19     PSP Swiss Property AG                                980
                    Development - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                   19     Unaxis Holding AG                                  5,273
                    Equipment - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                      799     Compagnie Financiere Richemont AG                 36,526
                    Goods - 0.3%                                     59     The Swatch Group Ltd. Bearer Shares                9,946
                                                                     21     The Swatch Group Ltd. Registered Shares              732
                                                                                                                         -----------
                                                                                                                              47,204
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Switzerland             1,128,469
------------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.4%                    5,057     BAE Systems Plc                                   34,584
Kingdom - 23.7%                                                   1,941     Cobham Plc                                         5,995
                                                                    238     Meggitt Plc                                        1,405
                                                                  2,722     Rolls-Royce Group Plc                             20,843
                                                                                                                         -----------
                                                                                                                              62,827
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                               1,083     British Airways Plc (b)                      $     6,866
                    ----------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.0%                        1,308     GKN Plc                                            6,604
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.6%                              4,190     Diageo Plc                                        70,483
                                                                  1,194     SABMiller Plc                                     21,521
                                                                    924     Scottish & Newcastle Plc                           8,712
                                                                                                                         -----------
                                                                                                                             100,716
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.4%                          886     3i Group Plc                                      14,773
                                                                  1,377     Amvescap Plc                                      12,613
                                                                     63     Close Brothers Group Plc                           1,062
                                                                    112     Collins Stewart Hldgs Plc                          1,572
                                                                    816     ICAP Plc                                           7,516
                                                                     47     Investec Plc                                       2,243
                                                                    491     Man Group Plc                                     23,139
                                                                     67     Schroders Plc                                      1,252
                                                                                                                         -----------
                                                                                                                              64,170
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.3%                                760     BOC Group Plc                                     22,224
                                                                  2,153     Imperial Chemical Industries Plc                  14,455
                                                                    227     Johnson Matthey Plc                                5,571
                                                                                                                         -----------
                                                                                                                              42,250
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 4.3%                       9,448     Barclays Plc                                     107,382
                                                                  5,560     HBOS Plc                                          96,665
                                                                 16,648     HSBC Holdings Plc                                292,980
                                                                  8,114     Lloyds TSB Group Plc                              79,764
                                                                  4,665     Royal Bank of Scotland Group Plc                 153,409
                                                                                                                         -----------
                                                                                                                             730,200
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.3%         1,247     Brambles Industries Plc                            9,918
                                                                  1,267     Capita Group Plc                                  10,815
                                                                  1,178     Group 4 Securicor Plc                              3,655
                                                                  2,848     Hays Plc                                           7,111
                                                                     89     Intertek Group Plc                                 1,152
                                                                    112     Michael Page International Plc                       726
                                                                  3,011     Rentokil Initial Plc                               8,688
                                                                    256     Serco Group Plc                                    1,515
                                                                                                                         -----------
                                                                                                                              43,580
                    ----------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                 275     CSR Plc (b)                                        6,409
                    ----------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               657     Amec Plc                                           3,867
                                                                    205     Balfour Beatty Plc                                 1,302
                                                                                                                         -----------
                                                                                                                               5,169
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                   879     Hanson Plc                                        10,673
                    ----------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.0%                         387     Cattles Plc                                        2,357
                                                                    447     Provident Financial Plc                            5,085
                                                                                                                         -----------
                                                                                                                               7,442
                    ----------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.1%                   918     Rexam Plc                                          8,965
                    ----------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                             504     Inchcape Plc                                       4,404
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%           366     London Stock Exchange Group Plc                    7,703
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                12,283     BT Group Plc                                      54,353
                    Services - 0.3%                                 253     Cable & Wireless Plc                                 538
                                                                                                                         -----------
                                                                                                                              54,891
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%                     1,151     Scottish & Southern Energy Plc               $    24,503
                                                                  2,425     Scottish Power Plc                                26,149
                                                                                                                         -----------
                                                                                                                              50,652
                    ----------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                          825     Electrocomponents Plc                              3,536
                    Instruments - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.6%                 903     Boots Group Plc                                   12,852
                                                                  2,383     J Sainsbury Plc                                   14,743
                                                                 11,372     Tesco Plc                                         70,251
                                                                                                                         -----------
                                                                                                                              97,846
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.5%                          3,334     Cadbury Schweppes Plc                             32,158
                                                                    960     Tate & Lyle Plc                                   10,751
                                                                  1,691     Unilever Plc                                      38,032
                                                                                                                         -----------
                                                                                                                              80,941
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                       1,696     Smith & Nephew Plc                                13,065
                    Supplies - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                         482     Alliance Unichem Plc                               9,111
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.5%            251     Carnival Plc                                      10,227
                                                                  3,760     Compass Group Plc                                 18,238
                                                                    340     Enterprise Inns Plc                                5,961
                                                                    162     First Choice Holidays Plc                            685
                                                                    646     Intercontinental Hotels Group Plc                 11,297
                                                                  1,194     Ladbrokes Plc                                      8,999
                                                                    998     Mitchells & Butlers Plc                            9,515
                                                                    318     PartyGaming Plc                                      679
                                                                    255     Punch Taverns Plc                                  4,127
                                                                    283     Sportingbet Plc                                    2,060
                                                                    212     Whitbread Plc                                      4,564
                                                                    728     William Hill Plc                                   8,436
                                                                                                                         -----------
                                                                                                                              84,788
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.2%                       511     Barratt Developments  Plc                          8,960
                                                                     51     Bellway Plc                                        1,094
                                                                     70     Berkeley Group Holdings Plc                        1,570
                                                                    421     Persimmon Plc                                      9,609
                                                                  1,278     Taylor Woodrow Plc                                 7,895
                                                                    907     Wimpey George Plc                                  7,629
                                                                                                                         -----------
                                                                                                                              36,757
                    ----------------------------------------------------------------------------------------------------------------
                    Household Products - 0.2%                       972     Reckitt Benckiser Plc                             36,315
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                            1,394     LogicaCMG Plc                                      4,499
                    ----------------------------------------------------------------------------------------------------------------
                    Independent Power Producers & Energy          1,792     International Power Plc                            9,429
                    Traders - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%                  60     Cookson Group Plc                                    583
                                                                    994     Smiths Group Plc                                  16,381
                                                                  1,476     Tomkins Plc                                        7,855
                                                                                                                         -----------
                                                                                                                              24,819
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 1.0%                              3,519     Aviva Plc                                         49,823
                                                                  3,275     Friends Provident Plc                             10,827
                                                                 10,699     Legal & General Group Plc                         25,379
                                                                  7,964     Old Mutual Plc                                    24,047
                                                                    548     Old Mutual Plc                                     1,643
                                                                  3,776     Prudential Plc                                    42,672
                                                                    293     Resolution Plc                                     3,631
                                                                  3,242     Royal & Sun Alliance Insurance Group               8,065
                                                                                                                         -----------
                                                                                                                             166,087
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.1%              1,136     GUS Plc                                      $    20,296
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                 62     Charter Plc (b)                                      925
                                                                    437     IMI Plc                                            4,035
                                                                  1,776     Invensys Plc (b)                                     632
                                                                                                                         -----------
                                                                                                                               5,592
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.9%                                  2,111     Aegis Group Plc                                    5,086
                                                                  1,860     British Sky Broadcasting Plc                      19,729
                                                                    275     Daily Mail & General Trust                         3,123
                                                                    781     EMI Group Plc                                      4,388
                                                                    314     Emap Plc                                           4,945
                                                                  7,386     ITV Plc                                           14,754
                                                                    996     Pearson Plc                                       13,568
                                                                  1,884     Reed Elsevier Plc                                 19,026
                                                                  2,301     Reuters Group Plc                                 16,385
                                                                    253     Trinity Mirror Plc                                 2,284
                                                                    626     United Business Media Plc                          7,497
                                                                  1,963     WPP Group Plc                                     23,763
                                                                  1,412     Yell Group Plc                                    13,358
                                                                                                                         -----------
                                                                                                                             147,906
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.6%                        2,080     Anglo American Plc                                85,328
                                                                  3,576     BHP Billiton Plc                                  69,381
                                                                  1,168     Corus Group Plc                                    9,862
                                                                  1,562     Rio Tinto Plc Registered Shares                   82,597
                                                                    685     Xstrata Plc                                       25,972
                                                                                                                         -----------
                                                                                                                             273,140
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.5%                        5,800     Centrica Plc                                      30,600
                                                                  3,916     National Grid Plc                                 42,371
                                                                  1,091     United Utilities Plc                              12,945
                                                                                                                         -----------
                                                                                                                              85,916
                    ----------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.3%                       2,615     Marks & Spencer Group Plc                         28,391
                                                                    442     Next Plc                                          13,342
                                                                                                                         -----------
                                                                                                                              41,733
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 4.5%            5,209     BG Group Plc                                      69,608
                                                                 30,345     BP Plc                                           353,867
                                                                  5,701     Royal Dutch Shell Plc                            191,907
                                                                  3,976     Royal Dutch Shell Plc Class B                    139,061
                                                                                                                         -----------
                                                                                                                             754,443
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.3%                        2,316     AstraZeneca Plc                                  139,816
                                                                  8,549     GlaxoSmithKline Plc                              238,917
                                                                                                                         -----------
                                                                                                                             378,733
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                        876     British Land Co. Plc                              20,463
                    Development - 0.4%                              109     Brixton Plc                                          966
                                                                    543     Hammerson Plc                                     11,891
                                                                    769     Land Securities Group Plc                         25,516
                                                                    238     Liberty International Plc                          4,688
                                                                    688     Slough Estates Plc                                 7,781
                                                                                                                         -----------
                                                                                                                              71,305
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                              203     Arriva Plc                                   $     2,240
                                                                    805     Firstgroup Plc                                     6,983
                                                                    157     National Express Group Plc                         2,579
                                                                    575     Stagecoach Group Plc                               1,226
                                                                                                                         -----------
                                                                                                                              13,028
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                2,499     ARM Holdings Plc                                   5,234
                    Equipment - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                                 892     Misys Plc                                          3,547
                                                                  1,870     Sage Group Plc                                     7,981
                                                                                                                         -----------
                                                                                                                              11,528
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                         171     The Carphone Warehouse Plc                         1,004
                                                                  3,408     DSG International Plc                             12,039
                                                                    488     HMV Group Plc                                      1,552
                                                                  1,243     Kesa Electricals Plc                               6,644
                                                                  3,104     Kingfisher Plc                                    13,692
                                                                    726     MFI Furniture Plc                                  1,450
                                                                  1,506     Signet Group Plc                                   2,674
                                                                     96     Travis Perkins Plc                                 2,686
                                                                                                                         -----------
                                                                                                                              41,741
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                      461     Burberry Group Plc                                 3,666
                    Goods - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.6%                                2,310     British American Tobacco Plc                      58,191
                                                                    821     Gallaher Group Plc                                12,831
                                                                  1,099     Imperial Tobacco Group Plc                        33,925
                                                                                                                         -----------
                                                                                                                             104,947
                    ----------------------------------------------------------------------------------------------------------------
                    Trading Companies &                             377     Bunzl Plc                                          4,306
                    Distributors - 0.2%                             998     Wolseley Plc                                      22,021
                                                                                                                         -----------
                                                                                                                              26,327
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%            621     Associated British Ports Holdings Plc             10,372
                                                                    526     BBA Group Plc                                      2,571
                                                                                                                         -----------
                                                                                                                              12,943
                    ----------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.1%                          732     Kelda Group Plc                                   10,364
                                                                    517     Severn Trent Plc                                  11,188
                                                                                                                         -----------
                                                                                                                              21,552
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                   88,682     Vodafone Group Plc                               189,036
                    Services - 1.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the United Kingdom      3,989,101
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks
                                                                            (Cost - $14,732,411) - 97.2%                  16,375,589
------------------------------------------------------------------------------------------------------------------------------------

                                                                            Exchange-Traded Funds
------------------------------------------------------------------------------------------------------------------------------------
United States -                                                   3,040     iShares MSCI EAFE Index Fund                     198,238
1.2%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Exchange-Traded Funds
                                                                            (Cost - $193,852) - 1.2%                         198,238
------------------------------------------------------------------------------------------------------------------------------------

                                                                            Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%      Automobiles - 0.1%                               14     Porsche AG                                        13,529
                                                                    103     Volkswagen AG, 4.35%                               5,202
                                                                                                                         -----------
                                                                                                                              18,731
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                                 81     Henkel KGaA, 1.75%                                 9,255
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                     96     ProSieben SAT.1 Media AG, 2.24%                    2,397
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio

Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Preferred Stocks                                Value
------------------------------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.0%                           23     RWE AG, 3.50%                                $     1,732
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in Germany                 32,115
------------------------------------------------------------------------------------------------------------------------------------
Italy - 0.0%        Insurance - 0.0%                                359     Unipol SpA                                         1,043
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in Italy                    1,043
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks
                                                                            (Cost - $25,282) - 0.2%                           33,158
------------------------------------------------------------------------------------------------------------------------------------

                                                                            Rights
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.0%      Chemicals - 0.0%                                 97     Linde AG (c)                                 $       375
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Rights in Germany                              375
------------------------------------------------------------------------------------------------------------------------------------
United              Machinery - 0.0%                                710     Invensys Plc (c)                                      53
Kingdom - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                            Total Rights in the United Kingdom                    53
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Rights (Cost - $0) - 0.0%                      428
------------------------------------------------------------------------------------------------------------------------------------

                                                                   Face
                                                                 Amount     Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
United              Time Deposits                            $      907     Brown Brothers Harriman & Co. , 4.50%
States - 0.1%                                                               due 7/03/2006                                        907
------------------------------------------------------------------------------------------------------------------------------------

                                                             Beneficial
                                                               Interest
------------------------------------------------------------------------------------------------------------------------------------
                                                             $   12,705     Merrill Lynch Liquidity Series, LLC Cash
                                                                            Sweep Se$ies I, 4.78% (a)(d)                      12,705
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Short-Term Securities
                                                                            (Cost - $13,612) - 0.1%                           13,612
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments
                                                                            (Cost - $14,965,157*) - 98.7%                 16,621,025

                                                                            Other Assets Less Liabilities - 1.3%             213,808
                                                                                                                         -----------
                                                                            Net Assets - 100.0%                          $16,834,833
                                                                                                                         ===========

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 15,003,296
                                                                   ============
      Gross unrealized appreciation                                $  1,907,973
      Gross unrealized depreciation                                    (290,244)
                                                                   ------------
      Net unrealized appreciation                                  $  1,617,729
                                                                   ============

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------
                                                                      Net      Interest
      Affiliate                                                    Activity     Income
      ---------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I      $  4,436    $  1,489
      ---------------------------------------------------------------------------------

(b)   Non-income producing security.
(c)   The rights may be exercised until 7/07/2006.
(d)   Represents the current yield as of 6/30/2006.
o     Financial futures contracts purchased as of June 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                    Expiration          Face          Unrealized
      Contracts      Issue            Date             Value        Appreciation
      --------------------------------------------------------------------------
          1       Topix Index    September 2006      $ 137,031      $      2,015
      --------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FAM Series Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    FAM Series Fund, Inc.

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    FAM Series Fund, Inc.

Date: August 23, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    FAM Series Fund, Inc.

Date: August 23, 2006